                                  STI CLASSIC FUNDS

                                 INVESTMENT ADVISORS:

                             STI CAPITAL MANAGEMENT, N.A.
                           TRUSCO CAPITAL MANAGEMENT, INC.
                           SUNTRUST BANK, CHATTANOOGA, N.A.
                                SUNTRUST BANK, ATLANTA

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Trust's prospectuses dated October 1, 1997. Prospectuses may be obtained through the Distributor, SEI Investments Distribution Co., One Freedom Valley Road, Oaks, Pennsylvania 19456.

                                  TABLE OF CONTENTS
                                                                            PAGE

THE TRUST....................................................................B-2
DESCRIPTION OF PERMITTED INVESTMENTS.........................................B-2
INVESTMENT LIMITATIONS......................................................B-15
INVESTMENT ADVISORS.........................................................B-17
THE ADMINISTRATOR...........................................................B-19
THE DISTRIBUTOR.............................................................B-20
TRUSTEES AND OFFICERS OF THE TRUST..........................................B-26
PERFORMANCE INFORMATION.....................................................B-28
COMPUTATION OF YIELD........................................................B-29
CALCULATION OF TOTAL RETURN.................................................B-32
PURCHASE AND REDEMPTION OF SHARES...........................................B-37
DETERMINATION OF NET ASSET VALUE............................................B-37
TAXES.......................................................................B-38
FUND TRANSACTIONS...........................................................B-41
TRADING PRACTICES AND BROKERAGE.............................................B-42
DESCRIPTION OF SHARES.......................................................B-47
SHAREHOLDER LIABILITY.......................................................B-47
LIMITATION OF TRUSTEES' LIABILITY...........................................B-48
5% AND 25% SHAREHOLDERS.....................................................B-48
EXPERTS.....................................................................B-57
FINANCIAL STATEMENTS.........................................................F-1


October 1, 1997

THE TRUST

STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. Shareholders at present may purchase shares of the Trust's money market funds through two separate classes (Trust Shares and Investor Shares) and shares of the Trust's other funds through three separate classes (Trust Shares, Investor Shares and Flex Shares), which provide for variations in sales charges, distribution costs, transfer agent fees, voting rights and dividends. Except for these differences, each Trust Share, Investor Share and Flex Share, if any, of each Fund represents an equal proportionate interest in that portfolio. See "Description of Shares." This Statement of Additional Information relates to the:

    - Trust Shares and Investor Shares of the Trust's Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and Tax-Exempt Money Market Fund (the "Money Market Funds"):

    - Trust Shares, Investor Shares and Flex Shares of the Trust's Investment Grade Bond Fund, Short-Term U.S. Treasury Securities Fund, Short-Term Bond Fund, U.S. Government Securities Fund and Limited-Term Federal Mortgage Securities Fund (the "Bond Funds"); Investment Grade Tax-Exempt Bond Fund, Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund and Tennessee Tax-Exempt Bond Fund (the "Tax-Exempt Bond Funds"); Capital Growth Fund, Value Income Stock Fund, Mid-Cap Equity Fund, Sunbelt Equity Fund, International Equity Index Fund, International Equity Fund, (the "Equity Funds"); and the Balanced
         Fund:

    - Trust Shares and Flex Shares of the Small Cap Equity Fund (an "Equity Fund"); and

    -    Trust Shares of the Emerging Markets Fund (an "Equity Fund").

These various series are collectively referred to herein as the "Funds."

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services, and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation, and other extraordinary expenses, brokerage costs, interest charges, taxes, and organization expenses.

DESCRIPTION OF PERMITTED INVESTMENTS

CUSTODIAL RECEIPTS

The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TRs, TIGRs and CATS are sold as zero coupon securities.

STRIPS

Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. An Advisor will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Money Market Funds' Advisor will only purchase STRIPS for Money Market Funds that have a remaining maturity of 397 days or less; therefore, the Money Market Funds currently may only purchase interest component parts of U.S. Treasury Securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Money Market Funds' Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

VARIABLE RATE MASTER DEMAND NOTES

The Tax-Exempt Money Market Fund, Balanced Fund, Tax-Exempt Bond Funds and Value Income Stock Fund may invest in variable rate master demand notes which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the appropriate Advisor, be equivalent to the ratings applicable to permitted investments for the particular Fund. The appropriate Advisor will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

U.S. GOVERNMENT AGENCY SECURITIES

Certain investments of each of the Funds except the Short-Term U.S. Treasury Securities Fund may include U.S. Government Agency Securities. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury (E.G., GNMA securities), others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

MORTGAGE-BACKED SECURITIES

MORTGAGE-BACKED SECURITIES--GOVERNMENT PASSTHROUGH SECURITIES

The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions.

Each of the Funds except the Short-Term U.S. Treasury Securities Fund, Sunbelt Equity Fund, Mid-Cap Equity Fund and International Equity Index Fund may invest in mortgage-backed securities issued or guaranteed by U.S. Government agencies or instrumentalities such as GNMA, Fannie Mae and FHLMC. Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

The Bond Funds, Prime Quality Money Market Fund and the Balanced Fund may also invest in privately issued mortgage-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are rated in one of the two highest categories by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

MORTGAGE-BACKED SECURITIES--REMICS

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest.

DETERMINING MATURITIES OF MORTGAGE-BACKED SECURITIES

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Advisors believe that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for a Fund, it will be deemed to have a remaining maturity equal to its average life as estimated by that Fund's Advisor. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by an Advisor will be the actual average life.

STRIPPED MORTGAGE-BACKED SECURITIES

The Limited-Term Federal Mortgage Securities Fund may also invest in stripped mortgage-backed securities, which are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage- backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

DOLLAR ROLLS

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will place U.S. Government or other liquid, high grade assets in a segregated account in an amount sufficient to cover its repurchase obligation.

GICS

A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.

Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

LOAN PARTICIPATIONS

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.

ASSET-BACKED SECURITIES

In addition to mortgage-backed securities, the Bond Funds, Prime Quality Money Market Fund, Limited-Term Federal Mortgage Securities Fund and Balanced Fund may invest in other asset-backed securities rated in one of the two highest rating categories by S&P or Moody's, including company receivables, truck and auto loans, leases and credit card receivables. The Bond Funds may invest in other asset-backed securities that may be created in the future if the Advisor determines they are suitable. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

REPURCHASE AGREEMENTS

Each of the Funds, except the Short-Term U.S. Treasury Securities Fund, may enter into repurchase agreements. Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisors monitor compliance with this requirement). Under all repurchase agreements entered into by a Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

MUNICIPAL SECURITIES

MUNICIPAL SECURITIES include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

MUNICIPAL NOTES in which the Short-Term Bond Fund, Tax-Exempt Money Market Fund and Tax-Exempt Bond Funds may invest, consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Advisor's judgement, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

MUNICIPAL BONDS must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Tax-Exempt Bond Funds or in one of the two highest short-term rating categories by S&P or Moody's for the Tax-Exempt Money Market Fund or, if not rated by S&P or Moody's, must be deemed by the Advisor to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking.
The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

OTHER TYPES OF TAX-EXEMPT INSTRUMENTS which are permissible investments for the Short-Term Bond Fund, Tax-Exempt Money Market Fund and Tax-Exempt Bond Funds include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Advisor's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Advisor will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. Government Securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to the Funds' investment limitations restricting their purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor an Advisor will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

STANDBY COMMITMENTS AND PUTS

The Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, Balanced Fund, Tax-Exempt Bond Funds and the Bond Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

FOREIGN SECURITIES

The Prime Quality Money Market Fund, Investment Grade Bond Fund, Short-Term Bond Fund, Balanced Fund and each of the Equity Funds, except the Sunbelt Equity Fund, may invest in U.S. dollar denominated obligations or securities of foreign issuers. The International Equity Index and International Equity Funds will invest primarily in certain obligations or securities of foreign issuers. Possible investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities.
Permissible investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and

Yankee Certificates of Deposits, Canadian Commercial Paper, and Europaper. In addition, each of the above- mentioned Funds, except for the Short-Term Bond Fund, may invest in American Depositary Receipts. These instruments may subject the Funds to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

By investing in foreign securities, the International Equity Index, International Equity, and Emerging Markets Equity Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the International Equity Index, International Equity, and Emerging Markets Equity Funds, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. The International Equity Index, International Equity, and Emerging Markets Equity Funds seek increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the International Equity Index, International Equity, and Emerging Markets Equity Funds may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

The Emerging Markets Equity Fund considers countries having developing markets to be all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing. Currently, the countries excluded from this category are Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan and Switzerland.

ADRS

Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

SUPRANATIONAL AGENCY OBLIGATIONS

The Prime Quality Money Market Fund, U.S. Government Securities Fund, Investment Grade Bond Fund, Balanced Fund and Short-Term Bond Fund may purchase obligations of supranational agencies. Currently these

Funds intend to invest only in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

WHEN-ISSUED SECURITIES AND MUNICIPAL FORWARDS

The Tax-Exempt Money Market Fund, Balanced Fund, Bond Funds, Tax-Exempt Bond Funds, Value Income Stock Fund, U.S. Government Securities Fund, and the Limited-Term Federal Mortgage Securities Fund may purchase when-issued securities, in which case delivery and payment normally take place within 45 days (90 days with respect to the Limited-Term Federal Mortgage Security Fund) after the date of commitment to purchase.

In addition, the Tax-Exempt Bond Funds may purchase municipal forwards for which delivery of the underlying municipal security normally occurs after 45 days but before one year after the commitment date.

The Funds will only make commitments to purchase when-issued securities and municipal forwards with the intention of actually acquiring the securities, but may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing municipal forwards and when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the appropriate Custodian, and a Fund will maintain high quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities and municipal forwards. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

RESTRICTED SECURITIES

Restricted Securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Permitted investments for the Balanced Fund, Bond Funds, Tax-Exempt Bond Funds and Equity Funds include restricted securities, and each such Fund may invest up to 15% of its net assets in illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted Securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by a Fund's Advisor pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the particular Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, each Advisor intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING

Each Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the appropriate Advisor to be of good standing and when, in the judgment of that Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of an Advisor as a broker in these transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES

The Balanced Fund, Bond Funds, Tax-Exempt Bond Funds, International Equity Index Fund, International Equity Fund, Value Income Stock Fund, and Emerging Markets Equity Fund may invest in futures contracts and options on futures. Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying the futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the underlying securities.

The Funds will minimize the risk that they will be unable to close out a futures contract by entering into futures contracts that are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds will be engaged in futures transactions only for hedging purposes, the Advisors do not believe that the Funds will generally be subject to the risks of loss frequently associated with futures transactions. The Funds presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the Funds could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Funds of margin deposits in the event of the bankruptcy of a broker with whom the Funds have an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

OPTIONS

The Balanced Fund, Bond Funds, Tax-Exempt Bond Funds, International Equity Index Fund, International Equity Fund, Value Income Stock Fund, Small Cap Equity Fund, and Emerging Markets Equity Fund may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Funds of writing covered calls is that the Funds receive a premium which is additional income. However, if the security rises in value, the Funds may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

The Funds will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Funds will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

SWAPS/FLOORS/COLLARS

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount." This is done in return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances. This is usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level. Meanwhile, the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation the Fund may have under these types of arrangements will be covered by setting aside liquid high-grade securities in a segregated account. The Fund will enter into swaps only with counterparties believed to be creditworthy.

INVESTMENT COMPANY SHARES

Investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that

Shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

VARIABLE AND FLOATING RATE SECURITIES

The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

OTHER INVESTMENTS

The Trust is not prohibited from investing in obligations of banks which are clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. However, the purchase of shares of the Funds by such banks or by their customers will not be a consideration in determining which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Advisors.

Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective.

INVESTMENT LIMITATIONS

The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares.

A  Fund may not:

1.  Acquire more than 10% of the voting securities of any one issuer.

2.  Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements, and (c) the Bond Funds, Balanced Fund, U.S. Government Securities Fund, Limited-Term Federal Mortgage Securities Fund, International Equity Index Fund, International Equity Fund, Value Income Stock Fund, Small Cap

    Equity Fund and Emerging Markets Equity Fund may engage in securities lending as described in the Prospectuses and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts (except for financial futures contracts) and interests in a pool of securities that are secured by interests in real estate (except that each Bond Fund may purchase mortgage-backed and other mortgage- related securities, including collateralized mortgage obligations and REMICs). However, subject to their permitted investment spectrum, any Fund may invest in companies which invest in real estate, commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.

9. Purchase securities of other investment companies except for money market funds and CMOs and REMICs deemed to be investment companies and then only as permitted by the Investment Company Act of 1940 (the "1940 Act") and the rules and regulations thereunder, except that the Mid-Cap Equity, Sunbelt Equity, Balanced, Georgia Tax-Exempt Bond, Florida Tax-Exempt Bond, Tennessee Tax- Exempt Bond, U.S. Government Securities, Limited-Term Federal Mortgage Securities, International Equity Index, International Equity, Small Cap Equity and Emerging Market Equity Funds' purchases of investment company shares are not limited to money market funds. Under these rules and regulations, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total assets of a Fund; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES

No Fund may purchase or hold illiquid securities (I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the Prime Quality Money Market, U.S. Government Securities Money Market, and Tax-Exempt Money Market Funds) would be invested in illiquid securities.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT ADVISORS

The Trust and STI Capital Management, N.A., Trusco Capital Management, Inc., SunTrust Bank, Atlanta and SunTrust Bank, Chattanooga, N.A. (the "Advisors") have entered into advisory agreements with the Trust (the "Advisory Agreements"). The Advisory Agreements provide that each Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Each Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to an Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Advisor and/or the Administrator will bear the amount of such excess. The Advisor will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of each Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to each Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

For the fiscal years ended May 31, 1997, 1996, and 1995, the Funds paid the following advisory fees:

----------------------------------------------------------------------------------------------------------------------------------
                                                                FEES PAID                                FEES WAIVED
                                                                                                        OR REIMBURSED
              FUND                                   1997          1996          1995          1997          1996          1995
----------------------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                  $ 7,586,108   $ 5,346,850   $ 4,052,982   $ 2,181,008   $ 1,602,546   $ 1,215,895

U.S. Government Securities Money Market Fund     $ 1,935,898   $ 2,068,133   $ 1,729,860   $   518,656   $   577,384   $   507,624

Tax-Exempt Money Market Fund                     $ 1,687,976   $ 1,422,777   $   910,742   $   673,486   $   685,205   $   583,588

Investment Grade Bond Fund                       $ 4,147,888   $ 3,868,222   $ 3,274,146   $   644,859   $   709,139   $   636,033

Investment Grade Tax-Exempt Bond Fund            $ 1,081,635   $   917,948   $   627,607   $   190,250   $   202,552   $   138,553

Short-Term Bond Fund                             $   485,613   $   361,936   $   212,070   $   138,732   $   149,827   $   118,030

Florida Tax-Exempt Bond Fund(1)                  $   220,701   $   107,618   $    10,562   $    72,605   $    72,476   $    45,986

Georgia Tax-Exempt Bond Fund(2)                  $   181,715   $    83,243   $    35,579   $    63,837   $    63,991   $    50,699
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                FEES PAID                                FEES WAIVED
                                                                                                        OR REIMBURSED
              FUND                                   1997          1996          1995          1997          1996          1995
----------------------------------------------------------------------------------------------------------------------------------
Tennessee Tax-Exempt Bond Fund(3)                $         0   $         0   $         0   $    35,475   $    46,809   $    14,014

U.S. Government Securities Fund(4)               $    91,748   $    16,097   $         0   $    58,637   $    53,312   $     7,817

Short-Term U.S. Treasury Securities Fund         $    83,694   $    36,729   $    26,399   $    72,064   $    72,116   $    64,786

Limited-Term Federal Mortgage Securities Fund    $   540,017   $   224,595   $    78,778   $   150,604   $   119,538   $    74,494

Capital Growth Fund                              $12,775,800   $12,099,047   $11,023,563   $ 1,227,247   $ 1,408,275   $ 1,393,475

Sunbelt Equity Fund                              $ 4,399,351   $ 3,424,453   $ 2,353,943   $   442,535   $   465,317   $   407,677

Value Income Stock Fund                          $12,025,425   $ 9,447,738   $ 6,976,518   $       392   $   318,958   $    28,394

Mid-Cap Equity Fund                              $ 3,008,690   $ 2,057,932   $   940,045   $   318,871   $   318,958   $   195,873

Balanced Fund                                    $ 1,025,089   $   823,692   $   823,692   $   151,557   $   166,361   $   149,133

Small Cap Equity Fund                            $   273,710          *             *      $    48,251          *             *

Emerging Markets Equity Fund                     $    84,210          *             *      $    52,769          *             *

International Equity Fund                        $ 4,336,172   $   746,780          *      $   157,567   $   151,947          *

International Equity Index Fund                  $   578,197   $   740,676   $   340,065   $    80,147   $   144,349   $   135,043
----------------------------------------------------------------------------------------------------------------------------------

*Not in operation during the period.

(1) STI Capital Management, advisor to the Florida Tax Exempt Bond Fund reimbursed expenses of $7,846 for the fiscal year ended May 31, 1994.
(2) SunTrust Bank, Atlanta, advisor to the Georgia Tax-Exempt Bond Fund reimbursed expenses of $4,536 for the fiscal year ended May 31, 1994.
(3) SunTrust Bank, Chattanooga, advisor to the Tennessee Tax-Exempt Bond Fund, reimbursed expenses of $10,011 for the fiscal year ended May 31, 1994, $19,803 for the fiscal year ended May 31, 1995 $17,277 for the fiscal year ended May 31, 1996 and $9,933 for the fiscal year ended May 31, 1997.
(4) Trusco Capital Management, Inc., advisor to the U.S. Government Securities Fund, reimbursed expenses of $27,216.


BANKING LAWS

Current interpretations of federal banking laws and regulations:

- prohibit SunTrust and the Advisors from sponsoring, organizing, controlling, or distributing the Funds' shares;

- but, do not prohibit SunTrust or the Advisors generally from acting as an investment advisor, transfer agent, or custodian to the Funds or from purchasing Fund shares as agent for and upon the order of a customer.

The Advisors believe that they may perform advisory and related services for STI Classic Funds without violating applicable banking laws or regulations.
However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent the

Advisors from continuing to perform services for STI Classic Funds. If this happens, the Board of Trustees would consider selecting other qualified firms. Shareholders would approve any new investment advisory agreements would be subject to Shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, the Advisors, or their affiliates, would consider performing additional services for STI Classic Funds. We cannot predict whether these changes will be enacted. We also cannot predict the terms that the Advisors, or their affiliates, might offer to provide additional services.

THE ADMINISTRATOR

The Trust and SEI Fund Resources (the "Administrator") are parties to an Administrative Agreement. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than ninety days' written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-,CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds-Registered Trademark-, Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The PBHG Insurance Series Fund, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds-Registered Trademark-, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, and TIP Funds.

For the fiscal years ended May 31, 1997, 1996, and 1995, the Funds paid the following administration fees:


----------------------------------------------------------------------------------------------------------------------------
                                                                FEES PAID                            FEES WAIVED
              FUND                                   1997         1996         1995         1997         1996         1995
----------------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                  $  661,962     $315,880     $155,054     $347,518     $449,492     $465,158
U.S. Government Securities Money Market Fund     $  212,454     $219,380     $129,165     $ 41,257     $ 72,463     $134,192
----------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                     $  288,647     $274,701     $128,912     $      0     $      0     $ 79,032
Investment Grade Bond Fund                       $  435,278     $443,569     $404,413     $      0     $      0     $      0
Investment Grade Tax-Exempt Bond Fund            $  115,500     $108,204     $ 77,499     $      0     $      0     $  1,745
Florida Tax-Exempt Bond Fund                     $   30,279     $ 19,989     $  6,645     $      0     $      0     $      0
Georgia Tax-Exempt Bond Fund                     $   25,353     $ 16,304     $ 10,140     $      0     $      0     $      0
Tennessee Tax-Exempt Bond Fund                   $    3,669     $  3,148     $  1,648     $      0     $      0     $      0
Short-Term Bond Fund                             $   64,664     $ 56,317     $ 38,813     $      0     $      0     $      0
U.S. Government Securities Fund                  $   13,641     $  7,311     $    807     $      0     $      0     $      0
Short-Term U.S. Treasury Securities Fund         $   16,075     $ 12,012     $ 10,761     $      0     $      0     $      0
Limited-Term Federal Mortgage Securities Fund    $   71,264     $ 37,854     $ 17,962     $      0     $      0     $      0
Capital Growth Fund                              $  817,905     $842,411     $826,735     $      0     $      0     $      0
Sunbelt Equity Fund                              $  283,101     $842,411     $183,657     $      0     $      0     $      0
Value Income Stock Fund                          $1,009,167     $845,706     $669,692     $      0     $      0     $      0
Mid-Cap Equity Fund                              $  194,430     $147,613     $ 75,507     $      0     $      0     $      0
Balanced Fund                                    $   83,063     $ 74,634     $ 64,645     $      0     $      0     $      0
Small Cap Equity Fund                            $   18,406            *            *     $      0            *            *
Emerging Markets Equity Fund                     $    6,932            *            *     $      0            *            *
International Equity Fund                        $  240,114     $ 50,404            *     $      0     $      0            *
International Equity Index Fund                  $   48,464     $ 70,690     $ 40,223     $      0     $      0     $      0
----------------------------------------------------------------------------------------------------------------------------


*  Not in operation during the period.


THE DISTRIBUTOR

SEI Investments Distribution Co. (formerly SEI Financial Services Company) (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. The Distributor will receive no compensation for distribution of Trust Shares. In addition, the Investor Shares of the Funds have a distribution plan ("Investor Plan"), and the Flex Shares of the Funds have a distribution and service plan ("Flex Plan").

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the Qualified Trustees, or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.

For the fiscal years ended May 31, 1997, 1996, and 1995, the aggregate sales charges payable to the Distributor with respect to the Investor Shares of the Funds were as follows:


----------------------------------------------------------------------------------------------------------------------------
                                                            AGGREGATE SALES
                                                           CHARGE PAYABLE TO                       AMOUNT RETAINED BY
              FUND                                            DISTRIBUTOR                             DISTRIBUTOR
                                                     1997         1996         1995         1997         1996         1995
----------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                         $ 32,358     $ 50,016     $ 61,948         $ 62       $  143       $    0
Georgia Tax-Exempt Bond Fund                       $  6,999     $  1,208     $  1,495         $ 97       $    6       $  762
Florida Tax-Exempt Bond Fund                       $  3,657     $  1,386     $  8,271         $ 24       $   14       $    0
Tennessee Tax-Exempt Bond Fund                     $    169     $    515     $      0         $  0       $    0       $    0
Short-Term Bond Fund                               $    617     $  1,204     $      0         $  0       $    0       $    0
Investment Grade Tax-Exempt Bond Fund              $ 14,487     $ 12,005     $ 13,613         $ 20       $   30       $2,133
U.S. Government Securities Fund                    $    766     $  7,279     $  4,006         $  3       $    0       $    0
Short-Term U.S. Treasury Securities Fund           $    796     $  2,641     $  4,241         $  0       $    9       $    0
Limited-Term Federal Mortgage Securities Fund      $    882     $  4,067     $  1,541         $ 11       $   50       $  100
Capital Growth Fund                                $264,747     $258,267     $373,314         $958       $  243       $2,078
Sunbelt Equity Fund                                $ 36,784     $ 46,854     $135,566         $ 47       $   61       $1,981
Value Income Stock Fund                            $335,991     $306,061     $406,633         $100       $3,104       $3,774
International Equity Fund                                --     $ 29,032            *           --       $   85            *
International Equity Index Fund                          --     $ 19,058     $ 59,784           --       $   50       $1,620
Mid-Cap Equity Fund                                $ 31,167     $ 91,344     $ 63,337         $ 61       $  197       $  858
Balanced Fund                                      $ 13,525     $ 16,540     $ 37,732         $  0       $   22       $    0
----------------------------------------------------------------------------------------------------------------------------


*Not in operation during the period.

For the fiscal years ended May 31, 1997 and 1996, the aggregate sales charges payable to the Distributor with respect to the Flex Shares of the Funds were as follows:


--------------------------------------------------------------------------------------------------
                                                   AGGREGATE SALES CHARGE       AMOUNT RETAINED BY
              FUND                                 PAYABLE TO DISTRIBUTOR           DISTRIBUTOR
                                                      1997         1996          1997         1996
--------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                         $  5,684      $ 4,329         $  0        $   0
Georgia Tax-Exempt Bond Fund                       $  2,915      $ 2,896         $  0        $   0
Florida Tax-Exempt Bond Fund                       $  1,632      $   153         $  0        $   0
Tennessee Tax-Exempt Bond Fund                     $      2      $ 1,008         $  0        $   0
Short-Term Bond Fund                               $  1,678      $   344         $  0        $   0
Investment Grade Tax-Exempt Bond Fund              $ 10,407      $ 2,782         $  0        $   0
U.S. Government Securities Fund                    $  2,823      $ 1,067         $  0        $   0
Short-Term U.S. Treasury Securities Fund           $  8,261      $ 3,687         $  0        $   0
Limited-Term Federal Mortgage Securities Fund      $  2,067      $ 1,442         $  0        $   0
Capital Growth Fund                                $ 18,958      $ 6,283         $  0        $   0
Sunbelt Equity Fund                                $  8,144      $   324         $  0        $   0
Value Income Stock Fund                            $ 41,778      $10,574         $  0        $   0
International Equity Fund                                --      $    60           --        $   0
International Equity Index Fund                          --      $   392           --        $   0
Mid-Cap Equity Fund                                $ 10,239      $ 5,222         $  0        $   0
Balanced Fund                                      $  4,299      $   713         $  0        $   0
--------------------------------------------------------------------------------------------------


*Not in operation during the period.

INVESTOR SHARES AND FLEX SHARES DISTRIBUTION PLANS

The Distribution Agreement and the Investor Plan adopted by the Trust provide that Investor Shares of the Fund will pay the Distributor fees of up to the following respective levels: .20% of the average daily net assets of the Prime Quality Money Market Fund; .17% of the average daily net assets of the U.S. Government Securities Money Market Fund; .15% of the average daily net assets of the Tax-Exempt Money Market Fund; .18% of the average daily net assets of the Short-Term U.S. Treasury Securities Fund; .23% of the average daily net assets of the Short-Term Bond Fund; .43% of the average daily net assets of the Investment Grade Bond Fund; .43% of the average daily net assets of the Investment Grade Tax-Exempt Bond Fund; .68% of the average daily net assets of the Capital Growth Fund; .33% of the average daily net assets of the Value Income Stock Fund; .43% of the average daily net assets of the Mid-Cap Equity Fund; .43% of the average daily net assets of the Sunbelt Equity Fund; .28% of the average daily net assets of the Balanced Fund;
 .18% of the average daily net assets of the Florida Tax-Exempt Bond Fund; .18% of the average daily net assets of the Georgia Tax-Exempt Bond Fund; .18% of the average daily net assets of the Tennessee Tax-Exempt Bond Fund; .38% of the average daily net assets of the U.S. Government Securities Fund; .38% of the average daily net assets of the International Equity Index Fund; .33% of the average daily net assets of the International Equity Fund; and .23% of the average daily net assets of the Limited-Term Federal Mortgage Securities Fund.

The Distribution Agreement and the Flex Plan adopted by the Trust provide that each Flex Shares Fund will pay the Distributor a fee of up to .75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to Investor Shares or Flex Shares Shareholders or their customers who beneficially own Investor Shares or Flex Shares. In addition, Flex Shares are subject to a service fee of up to .25% of the average daily net assets of the Flex Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding Shareholder communications from the Trust (such as proxies, Shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.


The Trust has adopted the Investor Plan and the Flex Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which Rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.
Continuance of the Investor Plan and the Flex Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Qualified Trustees. The Investor Plan and the Flex Plan require that quarterly written reports of amounts spent under the Investor Plan and the Flex Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Investor Plan and the Flex Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

There is no sales charge on purchases of Flex Shares, but Flex Shares are subject to a contingent deferred sales charge if they are redeemed within one year of purchase. Pursuant to the Distribution Agreement and the Flex Plan, Flex Shares are subject to an ongoing distribution and service fee calculated on each of the Bond Funds', State Tax-Exempt Bond Funds', Equity Funds' and Balanced Fund's aggregate average daily net assets attributable to its Flex Shares.

For the fiscal years ended May 31, 1997, 1996, and 1995, the Funds paid the following amounts pursuant to the Investor Plan:



-------------------------------------------------------------------------------------
                                                             DISTRIBUTION FEES
                                                                AMOUNT PAID
              FUND                                   1997          1996        1995
-------------------------------------------------------------------------------------
Prime Quality Money Market Fund                  $  342,798     $273,316     $179,128
U.S. Government Securities Money Market Fund     $   66,016     $ 44,107     $ 16,661
Tax-Exempt Money Market Fund                     $   89,912     $ 80,845     $ 44,182
Investment Grade Bond Fund                       $   94,495     $ 78,963     $ 54,455
Investment Grade Tax-Exempt Bond Fund            $  100,819     $113,467     $107,645
Short-Term Bond Fund                             $        0     $  5,067     $  2,141
Florida Tax-Exempt Bond Fund                     $        0     $  6,021     $  1,471
Georgia Tax-Exempt Bond Fund                     $        0     $  5,001     $  1,548
Tennessee Tax-Exempt Bond Fund                   $    2,177     $  1,266     $  1,347
U.S. Government Securities Fund                  $    1,150     $  4,218     $    386
Short-Term U.S. Treasury Securities Fund         $        0     $  8,499     $  5,291
Limited-Term Federal Mortgage Securities Fund    $        0     $  2,360     $    241
Capital Growth Fund                              $1,109,436     $912,685     $806,373
Sunbelt Equity Fund                              $   80,282     $ 99,366     $ 49,826
Value Income Stock Fund                          $  437,882     $304,282     $217,152
Mid-Cap Equity Fund                              $   56,187     $ 51,485     $  8,123
Balanced Fund                                    $    2,390     $ 10,808     $  3,233
Small Cap Equity Fund                            $       0             *            *
Emerging Markets Equity Fund                              *            *            *
International Equity Fund                        $   10,778     $      0            *
-------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------
                                                             DISTRIBUTION FEES
                                                                AMOUNT PAID
              FUND                                   1997          1996        1995
-------------------------------------------------------------------------------------
International Equity Index Fund                  $    8,005     $    369     $  1,649
-------------------------------------------------------------------------------------


*Not in operation during the period.

For the fiscal years ended May 31, 1997 and 1996, the Funds paid the following amounts pursuant to the Flex Plan:


------------------------------------------------------------------------
                                                      DISTRIBUTION FEES
                                                         AMOUNT PAID
              FUND                                    1997         1996
------------------------------------------------------------------------
Investment Grade Bond Fund                         $ 29,558      $ 9,277
Investment Grade Tax-Exempt Bond Fund              $ 36,489      $21,786
Short-Term Bond Fund                               $      0      $     0
Florida Tax-Exempt Bond Fund                       $  5,962      $ 2,675
Georgia Tax-Exempt Bond Fund                       $ 20,094      $ 7,409
Tennessee Tax-Exempt Bond Fund                     $ 14,991      $ 7,238
U.S. Government Securities Fund                    $ 15,260      $ 4,460
Short-Term U.S. Treasury Securities Fund           $    510      $   321
Limited-Term Federal Mortgage Securities Fund      $      0      $   169
Capital Growth Fund                                $201,520      $37,344
Sunbelt Equity Fund                                $ 27,568      $ 1,560
Value Income Stock Fund                            $433,655      $99,703
Mid-Cap Equity Fund                                $ 53,907      $10,115
Balanced Fund                                      $ 28,723      $ 6,985
Small Cap Equity Fund                                   N/A            *
Emerging Markets Equity Fund                            N/A          N/A
International Equity Fund                          $ 18,519      $     0
International Equity Index Fund                    $      0      $   580
------------------------------------------------------------------------


*Not in operation during the period.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds-Registered Trademark-, Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds-Registered Trademark-, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust and TIP Funds, each of which is an open-end management investment company managed by SEI Fund Resources or its affiliates and, except for Profit Funds Investment Trust, Rembrandt Funds-Registered Trademark-, and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Investments Distribution Co.

DANIEL S. GOODRUM (7/11/26) - Trustee - Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

WILTON LOONEY (4/18/19) - Trustee - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

CHAMPNEY A. MCNAIR (10/30/24) - Trustee - Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

F. WENDELL GOOCH (12/3/32) - Trustee - Retired.   President, Orange County
Publishing Co., Inc., 1981- 1997, publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981-1997, President, H & W Distribution, Inc., 1984-1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987. Member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Currently on sabbatical leave from Florida State University (1991-92); now serves as visiting professor at the University of New Orleans. President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State and Southern University. Spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and

Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

JESSE HALL (9/26/29) - Trustee* - Executive Vice President, SunTrust Banks, Inc., 1985-1994; Director of Crawford & Company since 1979; Member, Atlanta Estate Planning Council, 1988-1993.

DAVID G. LEE (4/16/52) - President, Chief Executive Officer - Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor (1991-1993). President, GW Sierra Trust Funds before 1991.

CAROL ROONEY (5/8/64) - Controller, Chief Financial Officer - A Director of SEI Fund Resources since 1992.

RICHARD W. GRANT (10/25/45) - Secretary - 2000 One Logan Square, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm). Counsel to the Trust, Administrator and Distributor.

SANDRA K. ORLOW (10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since 1983.

KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Vice President of SEI, the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm) prior to 1992.

KATHRYN L. STANTON (11/19/58) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI Investments, the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

TODD CIPPERMAN (2/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

BARBARA NUGENT (6/18/56) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Distributor and Administrator, Associate, Drinker Biddle & Reath (law firm), 1994-1996. Assistant Vice President/Administration, Delaware Service Company, Inc., 1981-1994.

MARC H. CAHN (6/19/57) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Distributor and Administrator, Associate General Counsel, Barclays Bank PLC., 1995-1996. Counsel for First Fidelity Bancorporation prior to 1995.

JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary - 1800 M Street, N.W. Washington, DC 20036. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995. Associate, Morgan, Lewis & Bockius LLP, 1993-1995. Associate, Ropes & Gray (law firm), 1988-1993.

* Jesse S. Hall may be deemed to be an "interested person" of the Trust as defined in the Investment Company Act of 1940.

The Trustees and officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.

For the fiscal year end May 31, 1997, the Trust paid the following amounts to Trustees and Officers of the Trust:


---------------------------------------------------------------------------------------------------------------------------
                                    AGGREGATE
                                   COMPENSATION          PENSION OR                              TOTAL COMPENSATION
                                       FROM              RETIREMENT         ESTIMATED            FROM REGISTRANT AND
NAME OF PERSON, POSITION               REGISTRANT FOR          BENEFITS            ANNUAL            FUND COMPLEX PAID TO
                                   FISCAL YEAR        ACCRUED AS PART     BENEFITS UPON       DIRECTORS FOR FISCAL YEAR
                                    ENDED 1997            OF FUND           RETIREMENT               ENDED 1997
                                                          EXPENSES
---------------------------------------------------------------------------------------------------------------------------
Daniel S. Goodrum, Trustee           $15,625                N/A               N/A         $15,625 for service on two boards
Wilton Looney, Trustee               $16,750                N/A               N/A         $16,750 for service on two boards
Champney A. McNair, Trustee          $15,625                N/A               N/A         $15,625 for service on two boards
F. Wendell Gooch, Trustee            $15,625                N/A               N/A         $15,625 for service on two boards
T. Gordy Germany,
Trustee                              $15,625                N/A               N/A         $15,625 for service on two boards
Dr. Bernard F. Sliger, Trustee       $15,625                N/A               N/A         $15,625 for service on two boards
Jesse S. Hall, Trustee               $15,625                N/A               N/A         $15,625 for service on two boards
---------------------------------------------------------------------------------------------------------------------------


PERFORMANCE INFORMATION

From time to time a Fund may advertise its performance. Performance figures are based on historical earnings and are not intended to indicate future performance.

CLASSES OF SHARES AND PERFORMANCE

The performance of the Trust's Investor Shares and Flex Shares will normally be lower than for Trust Shares because Investor Shares and Flex Shares are subject to distribution, service, and certain transfer agent fees not charged to Trust Shares. Because of their differing distribution expense arrangements, the performance of Flex Shares in comparison to Investor Shares will vary depending upon the investor's investment time horizon.

PERFORMANCE COMPARISONS

Each Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPUTATION OF YIELD

The current yield of the Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [Base Period Return + 1) 365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

For the 7-day period ended May 31, 1997 the Money Market Funds' current effective and tax-equivalent yields were as follows:


--------------------------------------------------------------------------------------------------------------------
                                                                                    7-DAY                7-DAY
                                                                 7-DAY          TAX-EQUIVALENT       TAX-EQUIVALENT
        FUND                    CLASS     7-DAY YIELD       EFFECTIVE YIELD         YIELD            EFFECTIVE YIELD
--------------------------------------------------------------------------------------------------------------------
Prime Quality Money         Investor        4.91%               5.03%                N/A                 N/A
Market Fund                 Trust           5.08%               5.20%                N/A                 N/A

U.S. Government             Investor        4.77%               4.86%                N/A                 N/A
Securities Money            Trust           4.91%               5.00%                N/A                 N/A
Market Fund

Tax-Exempt Money            Investor        3.23%               3.28%               5.35%               5.43%
Market Fund                 Trust           3.35%               3.40%               5.55%               5.63%

--------------------------------------------------------------------------------------------------------------------

The yields of these Funds fluctuate, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

The Tax-Exempt Money Market and Tax-Exempt Bond Fund's "tax equivalent yield" is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that a = interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:

    TAX-EQUIVALENT YIELD  =  (   E     ) + t
                                 1-P
         E = tax-exempt yield
         p = stated income tax rate
         t = taxable yield

Tax equivalent yields assume the payment of federal income taxes at a rate of 39.6% and, for the Georgia Tax- Exempt Bond Fund, Georgia income taxes at a rate of 6.0% and, for the Tennessee Tax-Exempt Bond Fund, Tennessee income taxes at a rate of 6.0%.

For the 30-day period ended May 31, 1997, the tax-equivalent yields for the Trust Shares were as follows: for the Investment Grade Tax-Exempt Bond Fund - 6.62%, Georgia Tax-Exempt Bond Fund - 8.14%, Florida Tax- Exempt Bond Fund - 8.00%, and Tennessee Tax-Exempt Bond Fund - 8.24%.

For the 30-day period ended May 31, 1997, the tax-equivalent yields for the Investor Shares of the Tax-Exempt Funds were as follows: for the Investment Grade Tax-Exempt Bond Fund - 5.75%, Georgia Tax-Exempt Bond Fund -7.50%, Florida Tax-Exempt Bond Fund - 7.32% and Tennessee Tax-Exempt Bond Fund - 7.54%.

For the 30-day period ended May 31, 1997, the tax-equivalent yields for the Flex Shares of the Tax-Exempt Funds were as follows: for the Investment Grade Tax-Exempt Bond Fund - 5.15%, Georgia Tax-Exempt Bond Fund - 6.91%, Florida Tax-Exempt Bond Fund - 6.73% and Tennessee Tax-Exempt Bond Fund - 6.91%.

The Bond, Short-Term U.S. Treasury, Tax-Exempt Bond and Equity Funds may advertise a 30-day yield. In particular, yield will be calculated according to the following formula:

                       6
Yield = (2 (a-b/cd + 1) - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended May 31, 1997, yields on the Funds other than the Money Market Funds were as follows:

------------------------------------------------------------------------------
            FUND                                CLASS                YIELD
------------------------------------------------------------------------------

Investment Grade Bond Fund                Trust Class                6.31%
                                          Investor Class             5.68%
                                          Flex Shares                5.42%

Investment Grade Tax-Exempt Bond Fund     Trust Class                4.00%
                                          Investor Class             3.47%
                                          Flex Shares                3.11%
------------------------------------------------------------------------------

------------------------------------------------------------------------------
            FUND                                CLASS                YIELD
------------------------------------------------------------------------------

Short-Term Bond Fund                      Trust Class                5.97%
                                          Investor Class             5.65%
                                          Flex Shares                5.42%

Florida Tax-Exempt Bond                   Trust Class                4.35%
Fund                                      Investor Class             3.98%
                                          Flex Shares                3.66%

Georgia Tax-Exempt Bond Fund              Trust Class                4.43%
                                          Investor Class             4.08%
                                          Flex Shares                3.76%

Tennessee Tax-Exempt Bond Fund            Trust Class                4.48%
                                          Investor Class             4.10%
                                          Flex Shares                3.76%

Short-Term U.S. Treasury Securities       Trust Class                5.64%
Fund                                      Investor Class             5.43%
                                          Flex Shares                5.20%

U.S. Government Securities Fund           Trust Class                6.21%
                                          Investor Class             5.56%
                                          Flex Shares                 5.28

Limited-Term Federal Mortgage             Trust Class                5.91%
Securities Fund                           Investor Class             5.50%
                                          Flex Shares                5.29%

Capital Growth Fund                       Trust Class                 .70%
                                          Investor Class              .08%
                                          Flex Shares                   0%

Sunbelt Equity Fund                       Trust Class                   0%
                                          Investor Class                0%
                                          Flex Shares                   0%
------------------------------------------------------------------------------

------------------------------------------------------------------------------
            FUND                                CLASS                YIELD
------------------------------------------------------------------------------

Value Income Stock Fund                   Trust Class                2.24%
                                          Investor Class             1.82%
                                          Flex Shares                1.22%


Mid-Cap Equity Fund                       Trust Class                   0%
                                          Investor Class                0%
                                          Flex Shares                   0%

Balanced Fund                             Trust Class                2.98%
                                          Investor Class             2.59%
                                          Flex Shares                1.95%

Small Cap Equity Fund                     Trust Class                1.31%
                                          Investor Class              N/A
                                          Flex Class                  N/A

Emerging Markets Equity Fund              Trust Class                 N/A
International Equity Fund                 Trust Class                 N/A
                                          Investor Class              N/A
                                          Flex Shares                 N/A

International Equity Index Fund           Trust Class                 N/A
                                          Investor Class              N/A
                                          Flex Shares                 N/A
------------------------------------------------------------------------------

*Not in operation during the period.

 CALCULATION OF TOTAL RETURN

From time to time, the Bond, Short-Term U.S. Treasury, Tax-Exempt Bond, Balanced and Equity Funds may advertise total return. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

From time to time, the Trust may include the names of clients of the Advisors in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. SunTrust Bank's investment advisory affiliates, STI Capital Management, N.A. and Trusco Capital Management, have been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI Investment's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.

Based on the foregoing, the average annual total returns for the Funds from inception through May 31, 1997 and for the one year period ended May 31, 1997 were as follows:


-------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL TOTAL RETURN
                 FUND                                        CLASS                      ONE YEAR    SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                  Trust(1)                               5.01%           4.17%
                                                 Investor(1)                            4.84%           4.00%

U.S. Government Securities Money Market Fund     Trust(1)                               4.83%           4.04%
                                                 Investor(1)                            4.69%           3.90%

Tax-Exempt Money Market Fund                     Trust(1)                               2.09%           2.74%
                                                 Investor(1)                            2.97%           2.62%

Investment Grade Bond Fund                       Trust(3)                               6.99%           6.26%
                                                 Investor--With Sales Load(2)           2.68%           5.18%
                                                 Investor--Without Sales Load(2)        6.66%           5.99%
                                                 Flex--With Sales Load(25)              4.16%           4.33%
                                                 Flex--Without Sales Load(25)           6.16%           4.33%

Investment Grade Tax-Exempt Bond                 Trust(5)                               7.13%           6.04%
Fund                                             Investor--With Sales Load(4)           2.72%           6.98%
                                                 Investor--Without Sales Load(4)        6.69%           7.80%
                                                 Flex--With Sales Load(26)              4.19%           5.55%
                                                 Flex--Without Sales Load(26)           6.19%           5.55%

Short-Term Bond Fund                             Trust(7)                               6.30%           5.04%
                                                 Investor--With Sales Load(8)           3.87%           4.18%
                                                 Investor--Without Sales Load(8)        5.97%           4.69%
                                                 Flex--With Sales Load(28)              3.62%           4.70%
                                                 Flex-Without Sales Load(28)            5.62%           4.70%
-------------------------------------------------------------------------------------------------------------------


                                         B-33

-------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL TOTAL RETURN
                 FUND                                        CLASS                      ONE YEAR    SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                     Trust(10)                              7.22%           5.66%
                                                 Investor--With Sales Load(9)           3.01%           4.27%
                                                 Investor--Without Sales Load(9)        7.00%           5.46%
                                                 Flex--With Sales Load(26)              4.48%           4.86%
                                                 Flex--Without Sales Load(26)           6.48%           4.86%

Georgia Tax-Exempt Bond Fund                     Trust(9)                               6.79%           3.81%
                                                 Investor--With Sales Load(11)          2.51%           2.46%
                                                 Investor--Without Sales Load(11)       6.47%           3.63%
                                                 Flex--With Sales Load(31)              4.06%           4.15%
                                                 Flex--Without Sales Load(31)           6.06%           4.15%

Tennessee Tax-Exempt Bond Fund                   Trust(12)                              7.16%           3.47%
                                                 Investor--With Sales Load(11)          2.89%           2.23%
                                                 Investor--Without Sales Load(11)       6.93%           3.40%
                                                 Flex--With Sales Load(29)              4.42%           4.19%
                                                 Flex--Without Sales Load(29)           6.42%           4.19%

Short-Term U.S. Treasury Securities              Trust(7)                               5.76%           4.56%
Fund                                             Investor--With Sales Load(6)           4.53%           4.15%
                                                 Investor--Without Sales Load(6)        5.59%           4.40%
                                                 Flex--With Sales Load(27)              3.19%           4.48%
                                                 Flex--Without Sales Load(27)           5.19%           4.48%

U.S. Government Securities Fund                  Trust(21)                              7.54%           6.67%
                                                 Investor--With Sales Load(20)          3.14%           4.74%
                                                 Investor--Without Sales Load(20)       7.21%           6.09%
                                                 Flex-With Sales Load(25)               4.57%           3.98%
                                                 Flex--Without Sales Load(25)           6.57%           3.98%
-------------------------------------------------------------------------------------------------------------------


                                         B-34

-------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL TOTAL RETURN
                 FUND                                        CLASS                      ONE YEAR    SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Fund               Trust(23)                              6.43%           6.29%
                                                 Investor--With Sales Load(22)          3.47%           5.40%
                                                 Investor--Without Sales Load(22)       6.17%           6.35%
                                                 Flex--With Sales Load(25)              3.80%           4.95%
                                                 Flex--Without Sales Load(25)           5.80%           4.95%

Capital Growth Fund                              Trust(13)                             24.66%          15.98%
                                                 Investor--With Sales Load(4)          19.10%          14.98%
                                                 Investor--Without Sales Load(4)       23.74%          15.86%
                                                 Flex--With Sales Load(26)             21.24%          25.34%
                                                 Flex--Without Sales Load(26)          23.24%          25.34%

Sunbelt Equity Fund                              Trust(19)                              1.48%          11.83%
                                                 Investor--With Sales Load(18)         (2.71)%         10.08%
                                                 Investor--Without Sales Load(18)       1.05%          11.32%
                                                 Flex--With Sales Load(29)             (1.40)%         18.46%
                                                 Flex--Without Sales Load(29)           0.46%          18.46%

Value Income Stock Fund                          Trust(15)                             22.18%          18.87%
                                                 Investor--With Sales Load(14)         17.14%          18.14%
                                                 Investor--Without Sales Load(14)      21.69%          19.20%
                                                 Flex--With Sales Load(26)             18.91%          23.68%
                                                 Flex--Without Sales Load(26)          20.91%          23.68%

Mid-Cap Equity Fund                              Trust(17)                             14.23%          15.01%
                                                 Investor--With Sales Load(16)          9.46%          13.11%
                                                 Investor--Without Sales Load(16)      13.76%          14.42%
                                                 Flex--With Sales Load(29)             11.06%          17.91%
                                                 Flex--Without Sales Load(29)          13.06%          17.91%
-------------------------------------------------------------------------------------------------------------------


                                         B-35

-------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL TOTAL RETURN
                 FUND                                        CLASS                      ONE YEAR    SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------------
Balanced Fund                                    Trust(19)                             16.66%          11.77%
                                                 Investor--With Sales Load(18)         11.92%          10.07%
                                                 Investor--Without Sales Load(18)      16.27%          11.32%
                                                 Flex--With Sales Load(30)             13.40%          15.51%
                                                 Flex--Without Sales Load(30)          15.40%         15.51%=

Small Cap Equity Fund                            Trust                                      *          10.97%
                                                 Flex--With Sales Load                      *               *
                                                 Flex--Without Sales Load                   *               *

Emerging Markets Equity Fund                     Trust(35)                                  *           7.90%
International Equity Fund                        Trust(33)                             23.29%          25.50%
                                                 Investor--With Sales Load(32)         18.28%          19.68%
                                                 Investor--Without Sales Load(32)      22.85%          22.99%
                                                 Flex--With Sales Load(32)             19.98%          22.30%
                                                 Flex--Without Sales Load(32)          21.98%          22.30%

International Equity Index Fund                  Trust(24)                              7.48%           6.48%
                                                 Investor--With Sales Load(24)          3.14%           4.71%
                                                 Investor--Without Sales Load(24)       7.12%           6.06%
                                                 Flex--With Sales Load(34)              4.41%           7.34%
                                                 Flex--Without Sales Load(34)           6.41%           7.34%
-------------------------------------------------------------------------------------------------------------------

1   Commenced operations 6/8/92             14  Commenced operations 2/17/93       26  Commenced operations 6/2/95
2   Commenced operations 6/11/92            15  Commenced operations 2/12/93       27  Commenced operations 6/23/95
3   Commenced operations 7/16/92            16  Commenced operations 2/1/94        28  Commenced operations 6/21/95
4   Commenced operations 6/9/92             17  Commenced operations 2/2/94        29  Commenced operations 6/6/95
5   Commenced operations 10/21/93           18  Commenced operations 1/4/94        30  Commenced operations 6/15/95
6   Commenced operations 3/18/93            19  Commenced operations 1/3/94        31  Commenced operations 6/7/95
7   Commenced operations 3/15/93            20  Commenced operations 6/9/94        31  Commenced operations 6/7/95
8   Commenced operations 3/22/93            21  Commenced operations 7/31/94       32  Commenced operations 1/2/96
9   Commenced operations 1/18/94            22  Commenced operations 7/17/94       33  Commenced operations 12/1/95
10  Commenced operations 1/25/94            23  Commenced operations 6/7/94        34  Commenced operations 6/8/95
11  Commenced operations 1/19/94            24  Commenced operations 6/6/94        35  Commenced operations 1/31/97
12  Commenced operations 1/27/94            25  Commenced operations 6/2/95
13  Commenced operations 7/1/92

*Not in operation during period.

Flex Shares of the Trust commenced operations after May 31, 1995.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of
redemptions.   A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, an Advisor, the Administrator and/or, the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Money Market Funds is calculated daily by the Administrator by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation.
In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

The securities of the Bond, Short-Term U.S. Treasury Securities and Equity Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Although the methodology and procedures are identical, the net asset value per share of Trust Shares, Flex Shares and Investor Shares of the Bond, Short-Term U.S. Treasury Securities and Equity Funds may differ because of variations in the distribution and service fees and transfer agent fees charged to Investor Shares.

TAXES

The following is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the Federal tax treatment of the funds or their Shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning.

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL INCOME TAX

In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute annually to its Shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) a Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers. Requirement (ii) no longer applies for tax years beginning after August 5, 1997.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, a Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its shareholders.

As noted in the Prospectus, the Tax-Exempt Money Market Fund, the Investment Grade Tax-Exempt Bond Fund, and the State Tax-Exempt Bond Funds intend to pay exempt-interest dividends. Exempt-interest dividends are excludable from a Shareholder's gross income for regular Federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The Alternative Minimum Tax is imposed at the rate of 26% (with a maximum rate of 28%) in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers and the Environmental Tax for corporate taxpayers only. Second, in the case of exempt-interest dividends received by corporate Shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax. For tax years beginning after December 31, 1997, the Alternative Minimum Tax is repealed for certain corporations.

Distributions of exempt-interest dividends may result in additional Federal income tax consequences to shareholders in Tax-Exempt Funds. For example, interest on indebtedness incurred by Shareholders to purchase or carry shares of a Tax-Exempt Fund will not be deductible for Federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

A Tax-Exempt Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use in a trade or business a facility financed from the proceeds of industrial development bonds or private activity bonds. Such entities or persons should consult their tax advisors before purchasing shares of a Tax-Exempt Fund.

Issuers of bonds purchased by a Tax-Exempt Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to Federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a Shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than eighteen months, mid-term if the shares have been held for over one year but not for over eighteen months, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply: First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a Shareholder upon the sale or redemption of shares of a Tax-Exempt Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares.

The Funds will make annual reports to Shareholders of the Federal income tax status of all distributions.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If any of the International Equity Index, International Equity, and Emerging Markets Equity Funds meets the Distribution Requirement, and if more than 50% of the value of such Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, such Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable Shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, each Fund will treat those taxes as dividends paid to its Shareholders. Each Shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the Shareholder had paid the foreign tax directly. The Shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the Shareholders' Federal income tax. In no event shall a Shareholder be allowed a foreign tax credit with respect to shares in a Fund if such shares are held by the Shareholder for 15 days or less during the 30-day period beginning on the date which is 15 days before the date on which such shares become ex-dividend with respect to such dividend. If any of the three above-mentioned Funds make the election, such Fund will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The International Equity Index, International Equity, and Emerging Markets Equity Funds' transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by Funds (I.E., may effect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to Shareholders. These provisions also may require the Funds to mark-to-market certain types of the positions in its portfolio (I.E., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections, and will make the appropriate entries in the books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, an Advisor is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While an Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, an Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry.
In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by an Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by an Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker- dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

An Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of each Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

     It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of an Advisor, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of an Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Advisor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

For the fiscal year ended May 31, 1997, the Funds paid the following brokerage commissions with respect to portfolio transactions:


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            TOTAL
                                                                                                                          BROKERAGE
                                                                                                                         COMMISSIONS
                                                                                                                           PAID TO
                                                                                                          % OF TOTAL       SFS IN
                                                TOTAL $                          TOTAL $     % OF TOTAL    BROKERED      CONNECTION
                              TOTAL $           AMOUNT            TOTAL $        AMOUNT       BROKERAGE   TRANSACTIONS      WITH
                              AMOUNT          OF BROKERED         AMOUNT      OF BROKERAGE   COMMISSIONS   EFFECTED      REPURCHASE
                                OF           TRANSACTIONS      OF BROKERAGE   COMMISSIONS      PAID TO     THROUGH        AGREEMENT
                             BROKERED           THROUGH        COMMISSIONS       PAID TO     AFFILIATED   AFFLIATED     TRANSACTIONS
                           TRANSACTIONS      AFFILIATES FOR       PAID IN     AFFILIATES IN  BROKERS IN    BROKERS         FOR FYE
PORTFOLIO                 FOR FYE 5/31/97     FYE 5/31/97       FYE 5/31/97    FYE 5/31/97   FYE 5/31/97  FYE 5/31/97      5/31/97
------------------------------------------------------------------------------------------------------------------------------------
Prime Quality
 Money Market Fund        $33,193,764,625    $ 9,634,801,779      $ 122,053       $ 122,053       100%         29%         $ 122,053
U.S. Government
 Securities Money
 Market Fund              $ 7,444,430,857    $ 3,325,557,692      $ 141,850       $ 141,850       100%         45%         $ 141,850
Tax-Exempt Money
 Market Fund              $ 2,204,750,530            --           $       0       $       0         0%          0%             --


                                            B-43

Investment Grade
 Bond Fund                $ 8,374,366,900    $ 2,344,004,813    $    17,502     $    17,502        100%         28%         $ 17,502
Investment Grade
 Tax- Exempt Bond Fund    $ 3,131,088,439    $   563,350,800    $     3,552     $     3,552        100%         18%         $  3,552
Capital Growth Fund       $ 2,855,601,252    $ 1,175,677,501    $ 3,228,364     $ 3,228,364          1%         41%         $ 39,856
Value Income Stock Fund   $ 2,597,768,470    $ 1,261,283,784    $ 4,600,079     $ 4,600,079          1%         49%         $ 47,933
Short-Term Bond Fund      $    79,710,242            --         $         0     $         0          0%          0%            --
Short-Term U.S.Treasury
 Securities Fund          $   318,014,674            --         $         0     $         0          0%          0%            --
Sunbelt Equity Fund       $ 1,315,787,519    $   508,559,524    $   903,669     $   903,669        .49%         39%         $  4,453
Balanced Fund             $   926,906,986    $   313,685,467    $   195,918     $   195,918          3%         34%         $  5,475
Mid-Cap Equity Fund       $   984,028,459    $   401,976,085    $ 1,090,599     $ 1,090,599          1%         41%         $ 12,836
Florida Tax-Exempt
 Bond Fund                $   284,768,149    $    35,224,997    $       169     $       169        100%         12%         $    169
Georgia Tax-Exempt
 Bond Fund                $   101,269,058    $    18,350,406    $       201     $       201        100%         18%         $    201
Tennessee Tax-Exempt
 Bond Fund                $     9,344,425    $     1,881,035    $        36     $        36        100%         20%         $     36
U.S. Government
 Securities Fund          $    60,753,621    $    60,753,621    $         0     $         0          0%          0%            --


                                           B-44

Limited-Term
 Federal Mortgage
 Securities Fund            $ 798,951,267      $ 798,951,267      $     2,053     $     2,053        100%         28%     $  2,053
Small Cap Equity Fund       $ 227,315,887      $ 227,315,887      $   229,856     $   229,856        .38%         35%     $    867
Emerging Markets
 Equity Fund                $  26,947,913      $           0      $   144,635     $         0          0%          0%         --
International Equity
 Index Fund                 $  44,036,638      $           0      $   94,672      $         0          0%          0%         --
International Equity
 Fund                       $ 999,491,675      $           0      $ 2,875,911     $         0          0%          0%         --
------------------------------------------------------------------------------------------------------------------------------------


For the fiscal years ended May 31, 1996 and 1995, the Funds paid the following brokerage commissions with respect to portfolio transactions:


--------------------------------------------------------------------------------
                                   TOTAL $ AMOUNT             TOTAL $ AMOUNT
                                   OF BROKERAGE         COMMISSIONS OF BROKERED
                                 COMMISSIONS PAID          PAID TO AFFILIATES
                                ------------------------------------------------
    FUND                        1996           1995        1996           1995
--------------------------------------------------------------------------------
Prime Quality Money
 Market Fund                    $ 0            $ 0      $ 108,992      $ 134,798
U.S. Government Securities
 Money Market Fund              $ 0            $ 0      $ 173,038      $ 138,050
Tax-Exempt Money Market Fund    $ 0            $ 0      $       0      $       0
Investment Grade Bond Fund      $ 0            $ 0      $  18,536      $  19,028
Investment Grade
 Tax-Exempt Bond Fund           $ 0            $ 0      $   3,392      $     566
Short-Term Bond Fund            $ 0            $ 0      $       0      $       0

Short-Term U.S. Treasury
 Securities Fund                 $ 0         $ 0        $       0      $       0
Florida Tax-Exempt
 Bond Fund                       $ 0         $ 0        $     200      $      45
Georgia Tax-Exempt Bond Fund     $ 0         $ 0        $     135      $      93
Tennessee Tax-Exempt
 Bond Fund                       $ 0         $ 0        $      69      $      18
U.S. Government
 Securities Fund                 $ 0         $ 0        $       0      $       0
Limited-Term Federal
 Mortgage Securities
 Fund                            $ 0         $ 0        $      73     $      831
Capital Growth Fund      $ 3,399,393 $ 2,641,999        $  34,827     $   46,411
Sunbelt Equity Fund      $   904,698 $   654,499        $   5,202     $    4,802
Value Income
 Stock Fund              $ 4,325,977 $ 3,542,773        $  37,379     $   17,510
Mid-Cap Equity Fund      $   528,220 $   191,298        $  18,224     $   11,418
Balanced Fund            $   169,222 $   140,109        $   4,280     $    4,063
Small Cap Equity
 Fund                              *           *                *              *
Emerging Markets
 Equity Fund                       *           *                *              *
International Equity
 Index Fund              $ 1,532,834 $   176,784         $     71      $       0
International
 Equity Fund             $   129,411           *         $      0              *
--------------------------------------------------------------------------------

*Not in operation during the period.

For the fiscal years ended May 31, 1997 and 1996, the portfolio turnover rate for each of the non-money market Funds was as follows:


----------------------------------------------------------------------------
                                                        TURNOVER RATE
                                                ----------------------------
          FUND                                      1997           1996
----------------------------------------------------------------------------
Investment Grade Bond Fund                          298%           184%
Investment Grade Tax-Exempt Bond Fund               489%           514%
Short-Term U.S. Treasury Securities Fund             93%            94%
Short-Term Bond Fund                                118%           163%
U.S. Government Securities Fund                      21%            83%
Limited-Term Federal Mortgage Securities Fund       133%            83%

Florida Tax-Exempt Bond Fund                        135%            63%
Georgia Tax-Exempt Bond Fund                         15%            60%
Tennessee Tax-Exempt Bond Fund                       16%            41%
Capital Growth Fund                                 141%           156%
Value Income Stock Fund                             105%           134%
Mid-Cap Equity Fund                                 152%           116%
Balanced Fund                                       197%           155%
Sunbelt Equity Fund                                  72%           106%
Emerging Markets Equity                              24%             *
International Equity Fund                           139%           113%
International Equity Index Fund                       2%            30%
----------------------------------------------------------------------------

*Not in operation during the period.


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

5% AND 25% SHAREHOLDERS

As of September 2, 1997, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares of the Trust Class of the Funds were held for the record owner's fiduciary, agency or custodial customers.


TRUST SHARES

              FUND                                  NAME AND ADDRESS                  NUMBER OF SHARES               % OF FUND
Prime Quality Money Market Fund                  SunTrust Bank, Atlanta               1,501,684,056.9000               95.94%
                                                 P.O. Box 105504
                                                 Atlanta, GA 30348

US Government Securities Money Market Fund       SunTrust Bank, Atlanta                330,351,631.2500                97.98%
                                                 P.O. Box 105504
                                                 Atlanta, GA 30348

Tax Exempt Money Market Fund                     SunTrust Bank, Atlanta                403,515,749.3900               100.00%
                                                 P.O. Box 105504
                                                 Atlanta, GA 30348

Investment Grade Bond Fund                       Trustman                              50,816,431.0230                 76.11%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870

Investment Grade Tax Exempt Bond Fund            Trustman                               7,062,669.8730                 55.42%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870

                                                 Trustman                               3,255,166.6420                 25.55%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870


                                      B-48

Capital Growth Fund                              Trustman                              59,831,226.6850                 75.79%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870

Value Income Stock Fund                          Trustman                              76,452,547.3750                 69.72%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870

Short-Term U.S. Treasury Securities Fund         Trustman                               1,192,275.2610                 55.44%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870

Short-Term Bond Fund                             Trustman                               5,818,699.3640                 57.44%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870

                                                 Trustman                               3,747,105.6450                 36.99%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870

Sunbelt Equity Fund                              Trustman                              19,850,769.7470                 73.41%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870

Mid-Cap Equity Fund                              Trustman                              13,599,373.2790                 59.37%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870

                                                 Trustman                               7,723,553.0810                 33.72%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870

Balanced Fund                                    Trustman                              11,817,880.0600                 96.56%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870

Florida Tax-Exempt Bond Fund                     Trustman                               4,399,572.5730                 67.99%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870

Georgia Tax-Exempt Bond Fund                     Trustman                               2,097,210.1470                 46.40%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870

                                                 Trustman                               1,789,602.1880                 39.59%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870


                                      B-49

Tennessee Tax-Exempt Bond Fund                   Trustman                                107,883.8000                  53.83%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870

                                                 Trustman                                57,878.6610                   28.88%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870

International Equity Index Fund                  Trustman                               3,735,378.7720                 84.59%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870

International Equity Fund                        Trustman                              23,156,973.4110                 61.10%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870

                                                 Trustman                              12,280,833.8800                 32.40%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870

U.S. Government Securities Fund                  Trustman                                967,116.5540                  40.72%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870

                                                 Trustman                                834,048.3510                  35.12%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870

Limited Term Federal Mortgage Securities Fund    Trustman                               8,717,381.5800                 67.34%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870

                                                 Trustman                               3,555,214.8200                 27.46%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870

Emerging Markets Equity Fund                     Trustman                               3,412,803.7780                 74.46%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870

Small Cap Equity Fund                            Trustman                              13,615,497.0400                 63.94%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870

                                                 Trustman                               6,720,125.4650                 31.56%
                                                 Mail Center 3144
                                                 P.O. Box 105870
                                                 Atlanta, GA 30348-5870


                                      B-50

INVESTOR SHARES

Prime Quality Money Market Fund                  BHC Securities Inc                    255,429,882.7100                79.02%
                                                 Attn:  Cash Sweeps Dept.
                                                 2005 Market Street
                                                 One Commerce Square, 11th Floor
                                                 Philadelphia, PA 19103-7042

                                                 STCM                                  19,725,000.0000                  6.10%
                                                 Omnibus Account
                                                 Attn:  Melinda Felice
                                                 P.O. Box 4418, Ctr. 3910
                                                 Atlanta, GA  30302-4418

U.S. Government Securities Money Market Fund     BHC Securities Inc                    32,197,846.6100                 53.36%
                                                 Attn:  Cash Sweeps Dept.
                                                 2005 Market Street
                                                 One Commerce Square, 11th Floor
                                                 Philadelphia, PA 19103-7042

                                                 Akerman, Senterfitt & Eidson           4,896,620.4900                  8.11%
                                                 Attorney Account
                                                 P.O. Box 231
                                                 Orlando, FL  32802-0231

Tax Exempt Money Market Fund                     BHC Securities Inc                    89,444,549.9300                 69.41%
                                                 Attn:  Cash Sweeps Dept.
                                                 2005 Market Street
                                                 One Commerce Square, 11th Floor
Philadelphia, PA 19103-7042

                                                 STCM                                  15,400,000.0000                 11.95%
                                                 Omnibus Account
                                                 P.O. Box 4418, Ctr.3910
                                                 Atlanta, GA 30302-4418

Investment Grade Bond Fund                       BHC Securities Inc.                   1,474,597.4460                  46.96%
                                                 Trade House Account
                                                 Attn:  Mutual Funds
                                                 One Commerce Square,
                                                 2005 Market Street
                                                 Philadelphia, PA 19103-7042

Investment Grade Tax-Exempt Bond Fund            BHC Securities Inc.                    623,246.3210                   23.95%
                                                 Trade House Account
                                                 Attn:  Mutual Funds
                                                 One Commerce Square
                                                 2005 Market Street
                                                 Philadelphia, PA 19103-7042


                                      B-51

Capital Growth Fund                              BHC Securities Inc.                   4,778,120.0840                  33.41%
                                                 Trade House Account
                                                 Attn:  Mutual Funds
                                                 One Commerce Square
                                                 2005 Market Street
                                                 Philadelphia, PA 19103-7042

Value Income Stock Fund                          BHC Securities Inc.                   5,882,796.8910                  47.61%
                                                 Trade House Account
                                                 Attn:  Mutual Funds
                                                 One Commerce Square
                                                 2005 Market Street
                                                 Philadelphia, PA 19103-7042

Short-Term U.S. Treasury Securities              BHC Securities Inc.                    139,953.9270                   38.27%
                                                 Attn:  Mutual Funds
                                                 One Commerce Square
                                                 2005 Market Street
                                                 Philadelphia, PA 19103-7042

                                                 Clarence A. Rittenhouse                  61,601.4910                  16.84%
                                                 Margaret S. Rittenhouse JT WROS
                                                 700 Golden Beach Blvd #126
                                                 Venice, FL 34285-3311

                                                 Georgia Academy for Children            53,632.6810                   14.66%
                                                 and Youth Prof
                                                 100 Peachtree Street, Suite 500
                                                 Atlanta, GA 30303-1908

                                                 International Investment                47,744.7470                   13.05%
                                                 Conference Inc.
                                                 Attn:  Sandy Lawrence
                                                 6310 Sunset Drive
                                                 Miami, FL 33143-4823

Short-Term Bond Fund                             BHC Securities Inc.                    143,685.2460                   67.67%
                                                 Trade House Account
                                                 Attn:  Mutual Funds
                                                 One Commerce Square
                                                 2005 Market Street
                                                 Philadelphia, PA  19103-7042

                                                 Bartow Memorial Hospital                12,193.5780                    5.74%
                                                 Foundation Inc.
                                                 1239 East Main Street
                                                 Bartow, FL  33830-5005

                                                 Betty H. Anderson                        10,671.5260                   5.03%
                                                 207 Suburban Drive
                                                 Brunswick, GA 31520-2920


                                      B-52

Sunbelt Equity Fund                              BHC Securities Inc.                   1,003,585.5730                  49.39%
                                                 Trade House Account
                                                 Attn:  Mutual Funds
                                                 One Commerce Square
                                                 2005 Market Street
                                                 Philadelphia, PA 19103-7042

Mid-Cap Equity Fund                              BHC Securities Inc.                    887,258.4840                   57.94%
                                                 Trade House Account
                                                 Attn:  Mutual Funds
                                                 One Commerce Square
                                                 2005 Market Street
                                                 Philadelphia, PA 19103-7042

                                                 Anthony R. Gray                          75,450.4840                  57.94%
                                                 460 Virginia Drive
                                                 Winter Park, FL 32789-5805

Balanced Fund                                    BHC Securities Inc.                      20,751.8530                  47.40%
                                                 Trade House Account
                                                 Attn:  Mutual Funds
                                                 One Commerce Square
                                                 2005 Market Street
                                                 Philadelphia, PA  19103-7042

Florida Tax-Exempt Bond Fund                     BHC Securities Inc.                    111,335.3360                   35.79%
                                                 Trade House Account
                                                 Attn:  Mutual Funds
                                                 One Commerce Square
                                                 2005 Market Street
                                                 Philadelphia, PA 19103-7042

                                                 Mildred Meinhart Rast                    30,176.0880                   9.70%
                                                 1303 South 8th Street
                                                 Leesburg, FL 34748-6822

Georgia Tax-Exempt Bond Fund                     BHC Securities Inc.                    191,213.4220                   53.07%
                                                 Trade House Account
                                                 Attn:  Mutual Funds
                                                 One Commerce Square
                                                 2005 Market Street
                                                 Philadelphia, PA 19103-7042

                                                 Patrick J. Doran &                      29,577.3030                    8.21%
                                                 Norma R. Doran JTTEN
                                                 2024 Fisher Trail NE
                                                 Atlanta, GA 30345-3429

Tennessee Tax-Exempt Bond Fund                   BHC Securities, Inc.                    75,554.0850                   58.10%
                                                 Attn:  Mutual Funds
                                                 One Commerce Square
                                                 2005 Market Street
                                                 Philadelphia, PA 19103-7042

                                                 Grace M. Bryan                          18,894.1970                   14.53%
                                                 P.O. Box 176
                                                 St. Joseph, TN 38481-0176


                                      B-53

                                                 Ralph Laine                              13,213.5310                  10.16%
                                                 2823 Lumar Lane
                                                 Nashville, TN 37214-1834

International Equity Index Fund                  BHC Securities Inc.                    315,159.4950                   64.54%
                                                 Trade House Account
                                                 Attn:  Mutual Funds
                                                 One Commerce Square
                                                 2005 Market Street
                                                 Philadelphia, PA 19103-7042

                                                 Community First National Bank            27,151.2400                   5.56%
                                                 RPO Tyler 401(k) RSP
                                                 Attn:  Kathy Lindstrom
                                                 Main At Broadway
                                                 Fargo, ND  58103-1906

International Equity Fund                        BHC Securities Inc.                    674,984.7650                   70.82%
                                                 Trade House Account
                                                 Attn:  Mutual Funds
                                                 One Commerce Square
                                                 2005 Market Street
                                                 Philadelphia, PA 19103-7042

U.S. Government Securities Fund                  BHC Securities, Inc.                    206,382.1450                  91.35%
                                                 Trade House Account
                                                 Attn:  Mutual Funds
                                                 One Commerce Square
                                                 2005 Market Street
                                                 Philadelphia, PA 19103-7042

Limited-Term Federal Mortgage Securities Fund    BHC Securities Inc.                    200,361.6770                   84.30%
                                                 Trade House Account
                                                 Attn:  Mutual Funds
                                                 One Commerce Square
                                                 2005 Market Street
                                                 Philadelphia, PA 19103-7042

FLEX SHARES

Short-Term Bond Fund                             BHC Securities Inc.                      26,775.8010                  20.24%
                                                 FAO21549889
                                                 Attn:  Mutual FundsDept.
                                                 One Commerce Square
                                                 2005 Market Street, Suite 1200
                                                 Philadelphia, PA 19103-7042

                                                 BHC Securities Inc.                      16,110.4250                  12.18%
                                                 FAO 21180400
                                                 Attn:  Mutual FundsDept.
                                                 One Commerce Square
                                                 2005 Market Street, Suite 1200
                                                 Philadelphia, PA 19103-7042


                                      B-54

                                                 BHC Securities Inc.                     8,109.6240                     6.13%
                                                 FAO 21107805
                                                 Attn:  Mutual FundsDept.
                                                 One Commerce Square
                                                 2005 Market Street, Suite 1200
                                                 Philadelphia, PA 19103-7042

Florida Tax-Exempt Bond Fund                     BHC Securities, Inc.                    48,493.6580                   10.75%
                                                 FAO 20951046
                                                 Attn:  Mutual Funds
                                                 One Commerce Square
                                                 2005 Market Street, Suite 1200
                                                 Philadelphia, PA  19103-7042

                                                 H. Lorene Kleinlein TTEE                28,183.2200                    6.25%
                                                 H. Lorene Kleinlein Trust
                                                 9519 Sun Point Drive
                                                 Boynton Beach, FL  33437-3343

                                                 BHC Securities Inc.                      27,413.4470                   6.08%
                                                 FAO 21471055
                                                 Attn:  Mutual Funds
                                                 One Commerce Square
                                                 2005 Market Street, Suite 1200
                                                 Philadelphia, PA 19103-7042

                                                 BHC Securities Inc.                      25,661.0310                   5.69%
                                                 FAO 21738535
                                                 Attn:  Mutual Funds
                                                 One Commerce Square
                                                 2005 Market Street, Suite 1200
                                                 Philadelphia, PA 19103-7042

Tennessee Tax-Exempt Bond Fund                   BHC Securities Inc.                      41,152.2630                  12.24%
                                                 FAO 21627721
                                                 Attn:  Mutual Funds
                                                 One Commerce Square
                                                 2005 Market Street, Suite 1200
                                                 Philadelphia, PA  19103-7042

                                                 BHC Securities Inc.                      32,630.8020                   9.70%
                                                 FAO 21610240
                                                 Attn:  Mutual Funds
                                                 One Commerce Square
                                                 2005 Market Street, Suite 1200
                                                 Philadelphia, PA 19103-7042

                                                 BHC Securities Inc.                      32,154.3410                   9.56%
                                                 FAO 20931807
                                                 Attn:  Mutual Funds
                                                 One Commerce Square
                                                 2005 Market Street, Suite 1200
                                                 Philadelphia, PA  19103-7042


                                      B-55

International Equity Index Fund                  BHC Securities Inc.                     7,594.1720                     8.74%
                                                 FAO 21547376
                                                 Attn:  Mutual Funds Dept.
                                                 One Commerce Square
                                                 2005 Market Street, Suite 1200
                                                 Philadelphia, PA 19103-7042

                                                 BHC Securities, Inc.                     5,208.0800                    5.99%
                                                 FAO 21549889
                                                 Attn:  Mutual Funds Dept.
                                                 One Commerce Square
                                                 2005 Market Street, Suite 1200
                                                 Philadelphia, PA  19103-7042

                                                 BHC Securities, Inc.                      4,814.00                     5.54%
                                                 FAO 21119083
                                                 Attn:  Mutual Funds Dept.
                                                 One Commerce Square
                                                 2005 Market Street, Suite 1200
                                                 Philadelphia, PA  19103-7042

U.S. Government Securities Fund                  BHC Securities, Inc.                    26,852.5970                    9.62%
                                                 FAO 21180443
                                                 Attn:  Mutual Funds Dept.
                                                 One Commerce Square
                                                 2005 Market Street, Suite1200
                                                 Philadelphia, PA  19103-7042

                                                 BHC Securities Inc.                      16,088.2850                   5.76%
                                                 FAO 21180400
                                                 Attn:  Mutual FundsDept.
                                                 One Commerce Square
                                                 2005 Market Street, Suite 1200
                                                 Philadelphia, PA 19103-7042

                                                 BHC Securities Inc.                      16,026.7870                   5.74%
                                                 FAO 21531479
                                                 Attn:  Mutual Funds
                                                 One Commerce Square
                                                 2005 Market Street, Suite 1200
                                                 Philadelphia, PA 19103-7042

                                                 Ralph L. Struever                        14,519.5660                   5.20%
                                                 5350 Woodland Lakes Drive
                                                 Palm Beach Gardens, FL  33418


                                      B-56

Limited-Term Federal Mortgage Security Fund      BHC Securities Inc.                      10,648.2850                   6.93%
                                                 FAO 21838525
                                                 Attn:  Mutual Funds
                                                 One Commerce Square
                                                 2005 Market Street
                                                 Philadelphia, PA 19103-7042

                                                 Viola T. High                            10,398.8620                   6.77%
                                                 Richard T. High TEN ENT
                                                 528 Hearthstone Circle
                                                 Brentwood, TN  37027-4323


EXPERTS

The financial statements as of May 31, 1997 have been audited by Arthur Andersen LLP, Independent Public Accountants, as indicated in their report dated July 11, 1997 with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of STI Classic Funds:

We have audited the accompanying statements of net assets of the Value Income Stock, Mid-Cap Equity, Small Cap Equity, Capital Growth, Balanced, Emerging Markets Equity, International Equity Index, International Equity, Sunbelt Equity, Investment Grade Tax-Exempt Bond, Florida Tax-Exempt Bond, Tennessee Tax-Exempt Bond, Georgia Tax-Exempt Bond, Investment Grade Bond, Short-Term Bond, Short-Term U.S. Treasury Securities, Limited-Term Federal Mortgage Securities, U.S. Government Securities, Prime Quality Money Market, U.S. Government Securities Money Market, and Tax-Exempt Money Market Funds of STI Classic Funds (the "Trust") as of May 31, 1997, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and the application of alternative auditing procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Value Income Stock, Mid-Cap Equity, Small Cap Equity, Capital Growth, Balanced, Emerging Markets Equity, International Equity Index, International Equity, Sunbelt Equity, Investment Grade Tax-Exempt Bond, Florida Tax-Exempt Bond, Tennessee Tax-Exempt Bond, Georgia Tax-Exempt Bond, Investment Grade Bond, Short-Term Bond, Short-Term U.S. Treasury Securities, Limited-Term Federal Mortgage Securities, U.S. Government Securities, Prime Quality Money Market, U.S. Government Securities Money Market, and Tax-Exempt Money Market Funds of STI Classic Funds as of May 31, 1997, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Philadelphia, PA
July 11, 1997

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
VALUE INCOME STOCK FUND

--------------------------------------------------------------------------------
                                                                         VALUE
                                                           SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS (92.6%)
BASIC MATERIALS (14.8%)
  Consolidated Papers                                        233,700   $   12,737
  Cyprus AMAX Minerals                                       707,200       17,238
  Eastman Chemical                                           119,700        7,122
  Ethyl                                                    1,428,100       13,388
  Georgia Pacific                                            246,700       21,771
  Hercules                                                   617,800       28,959
  Imperial Chemical Industries                               315,900       17,217
  International Flavors & Fragrances
                                                             592,100       26,274
  International Paper                                        531,300       25,502
  Nalco Chemical                                             394,600       14,650
  Olin                                                       464,700       19,053
  Reynolds Metals                                            247,100       16,772
  Union Camp                                                 338,100       17,750
  Witco Chemical                                             467,200       17,286
                                                                       ----------
    Total Basic Materials                                                 255,719
                                                                       ----------
CAPITAL GOODS (12.8%)
  AMP                                                      1,034,400       42,540
  Cooper Industries                                          329,100       16,784
  Federal Signal                                             198,300        5,057
  Foster Wheeler                                             544,000       21,080
  General Signal                                             563,300       23,729
  National Service Industries                                278,100       12,202
  Pall                                                       556,500       13,147
  Tenneco                                                    770,100       34,462
  Thomas & Betts                                             362,200       18,427
  Trinity Industries                                         319,800        9,594
  Waste Management                                           769,100       24,419
                                                                       ----------
    Total Capital Goods                                                   221,441
                                                                       ----------
COMMUNICATIONS SERVICES (7.7%)
  Alltel                                                     538,700       17,710
  BellSouth                                                  460,200       20,882
  Frontier                                                   984,100       18,083
  GTE                                                        899,600       39,695

--------------------------------------------------------------------------------
                                                                         VALUE
                                                           SHARES        (000)
--------------------------------------------------------------------------------

  Southern New England Telecommunications                    577,200   $   22,511
  Sprint                                                     269,400       13,167
                                                                       ----------
    Total Communication Services                                          132,048
                                                                       ----------
CONSUMER CYCLICALS (15.9%)
  American Greetings, Cl A                                   514,900       17,635
  Dana                                                       617,300       22,300
  Echlin                                                     597,300       19,935
  Ford Motor                                                 455,500       17,081
  H & R Block                                                497,800       16,427
  ITT Industries                                           1,291,700       31,970
  J.C. Penney                                                767,200       39,511
  Masco                                                      428,800       16,670
  May Department Stores                                      532,100       25,075
  Maytag                                                     683,900       18,294
  McGraw-Hill                                                307,300       16,786
  Mercantile Stores                                          287,700       15,464
  Reader's Digest, Cl A                                      200,800        4,970
  Shaw Industries                                          1,033,200       12,915
                                                                       ----------
    Total Consumer Cyclicals                                              275,033
                                                                       ----------
CONSUMER STAPLES (9.3%)
  Cadbury Schweppes ADR                                      461,800       16,740
  CPC International                                          271,900       23,383
  Deluxe                                                     261,600        8,502
  Food Lion, Cl A                                          1,101,900        7,369
  Kelly Services, Cl A                                       334,900        9,838
  McCormick                                                  617,100       16,122
  R.R. Donnelley & Sons                                      660,200       24,510
  Rubbermaid                                                 896,400       24,987
  UST                                                        620,200       17,676
  Whitman                                                    495,500       11,954
                                                                       ----------
    Total Consumer Staples                                                161,081
                                                                       ----------
ENERGY (9.2%)
  Amoco                                                      291,400       26,044
  Chevron                                                    358,900       25,123
  Dresser Industries                                         753,100       25,794
  Kerr-McGee                                                 352,700       22,837

--------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         VALUE
                                                           SHARES        (000)
--------------------------------------------------------------------------------
ENERGY--CONTINUED
  Mobil                                                      179,400   $   25,094
  Phillips Petroleum                                         612,900       26,048
  Sun                                                        278,200        8,311
                                                                       ----------
    Total Energy                                                          159,251
                                                                       ----------
FINANCIALS (8.2%)
  American Financial Group                                   435,700       16,557
  American General                                           397,500       17,589
  AmSouth Bancorp                                            233,850        9,149
  Central Fidelity Banks                                     292,000        8,541
  Crestar Financial                                          259,600        9,865
  First American Bank                                        127,400        8,775
  First American of Tennessee                                281,600       10,278
  Hibernia, Cl A                                             651,800        8,636
  Magna Group                                                273,000        8,804
  Merchantile Bancorp                                        150,700        8,891
  Signet Banking                                             260,900        8,577
  Summit Bancorp                                             183,854        9,078
  TIG Holdings                                               624,000       16,848
                                                                       ----------
    Total Financials                                                      141,588
                                                                       ----------
HEALTH CARE (6.2%)
  American Home Products                                     345,600       26,352
  Baxter International                                       490,800       25,890
  C.R. Bard                                                  525,400       16,813
  Pharmacia Upjohn ADR                                     1,118,900       38,742
                                                                       ----------
    Total Health Care                                                     107,797
                                                                       ----------
TECHNOLOGY (1.5%)
  Eastman Kodak                                              307,900       25,517
                                                                       ----------
TRANSPORTATION (2.2%)
  KLM Royal Dutch Air*                                       664,000       19,505
  Illinois Central                                           493,400       17,824
                                                                       ----------
    Total Transportation                                                   37,329
                                                                       ----------
UTILITIES (4.8%)
  Central & South West                                       697,200       14,815
--------------------------------------------------------------------------------
                                                                         VALUE
                                                           SHARES        (000)
--------------------------------------------------------------------------------
  Duke Power                                                 201,300   $    9,058
  Pacificorp                                                 873,000       17,351
  Questar                                                    445,900       17,502
  Southern                                                 1,124,800       23,902
                                                                       ----------
    Total Utilities                                                        82,628
                                                                       ----------
Total Common Stocks
  (Cost $1,445,015)                                                     1,599,432
                                                                       ----------
--------------------------------------------------------------------------------
                                                         FACE AMOUNT
                                                            (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (6.8%)
  Deutsche Bank
    5.56%, dated 05/30/97, matures 06/02/97, repurchase
    price $70,160,347 (collateralized by FHLMC
    obligation, par value $69,192,840, 6.63%, 05/15/08:
    FNMA obligation, par value $54,184,000, 8.50%,
    04/01/17: total market value $71,530,412)             $   70,128       70,128
  Salomon Brothers
    5.56%, dated 05/30/97, matures 06/02/97, repurchase
    price $46,073,839 (collateralized by various FHLMC
    obligations, total par value $68,587,421,
    6.00%-9.50%, 11/01/01-05/01/27: various FNMA
    obligations total par value $71,651,398,
    5.50%-9.00%, 06/01/01-05/01/27: total market value
    $44,159,361)                                              43,054       43,054

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

--------------------------------------------------------------------------------
                                                         FACE AMOUNT     VALUE
                                                            (000)        (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  Swiss Bank
    5.56%, dated 05/30/97, matures 06/02/97, repurchase
    price $4,954,044 (collateralized by FNMA
    obligation, par value $6,319,000, 6.071%, matures
    04/01/34: market value $5,075,690)                    $    4,952   $    4,952
                                                                       ----------
Total Repurchase Agreements
  (Cost $118,134)                                                         118,134
                                                                       ----------
Total Investments (99.4%)
  (Cost $1,563,149)                                                     1,717,566
                                                                       ----------
OTHER ASSETS AND LIABILITIES, NET (0.6%)                                    9,961
                                                                       ----------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 108,557,380
    outstanding shares of beneficial interest                           1,171,719
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 12,133,042
    outstanding shares of beneficial interest                             134,021
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 5,399,733
    outstanding shares of beneficial interest                              68,125
--------------------------------------------------------------------------------
                                                                         VALUE
                                                                         (000)
--------------------------------------------------------------------------------
  Undistributed net investment income                                  $    6,428
  Accumulated net realized gain on investments                            192,817
  Unrealized appreciation on investments                                  154,417
                                                                       ----------
Total Net Assets (100.0%)                                              $1,727,527
                                                                       ----------
                                                                       ----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $    13.71
                                                                       ----------
                                                                       ----------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                      $    13.68
                                                                       ----------
                                                                       ----------
Maximum Offering Price Per Share -- Investor Class
  ($13.68  DIVIDED BY 96.25%)                                          $    14.21
                                                                       ----------
                                                                       ----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                             $    13.61
                                                                       ----------
                                                                       ----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
MID-CAP EQUITY FUND

 --------------------------------------------------------------------------------
                                                                           VALUE
                                                            SHARES         (000)
 --------------------------------------------------------------------------------
COMMON STOCKS (92.6%)
BASIC MATERIALS (5.0%)
  IMC Fertilizer Group                                      168,800      $    6,604
  James River                                                94,300           3,312
  Potash of Saskatchewan                                     71,800           5,897
                                                                        -----------
    Total Basic Materials                                                    15,813
                                                                        -----------
CAPITAL GOODS (15.1%)
  Agco                                                      111,400           3,551
  Fisher Scientific International                            86,500           3,136
  Foster Wheeler                                             79,400           3,077
  Hubbell, Cl B                                              84,540           3,847
  Molten Metal Technology*                                  203,300           1,449
  Philip Services*                                          405,600           5,932
  Solectron*                                                119,100           7,444
  Sundstrand                                                 90,200           4,487
  United Waste Systems*                                     136,200           5,227
  U.S. Filter*                                              156,900           4,942
  York International                                        100,850           4,891
                                                                        -----------
    Total Capital Goods                                                      47,983
                                                                        -----------
COMMUNICATIONS SERVICES (1.1%)
  Nextel Communications, Cl A*                              243,500           3,592
                                                                        -----------
CONSUMER CYCLICALS (15.5%)
  Bed Bath and Beyond*                                      116,000           3,292
  Dollar General                                            183,200           6,160
  Harley-Davidson                                           158,900           7,111
  International Speedway*                                   123,500           2,439
  Men's Wearhouse*                                          123,600           4,125
  Nine West Group*                                          113,000           4,350
  Saks Holdings*                                            224,300           5,579
  Stanley Works                                              87,700           3,596
  Staples*                                                  336,700           7,407
  West Marine*                                              203,800           5,350
                                                                        -----------
    Total Consumer Cyclicals                                                 49,409
                                                                        -----------
CONSUMER STAPLES (12.0%)
  Boston Chicken*                                           313,700           5,647
  Cracker Barrel Old
    Country Stores                                          182,700           5,298
  Dial                                                      186,500           3,124
  Hannaford Brothers                                        137,600           4,799

 --------------------------------------------------------------------------------
                                                                           VALUE
                                                            SHARES         (000)
 --------------------------------------------------------------------------------

  JP Foodservice*                                           152,000      $    4,408
  McKesson                                                   75,300           5,657
  Nabisco Holdings, Cl A                                    130,200           5,159
  Papa John's International*                                122,400           3,902
                                                                        -----------
    Total Consumer Staples                                                   37,994
                                                                        -----------
ENERGY (6.3%)
  Anadarko Petroleum                                        105,400           6,640
  Kerr-McGee                                                 47,400           3,069
  Tosco                                                      91,600           2,988
  Western Atlas*                                            106,300           7,215
                                                                        -----------
    Total Energy                                                             19,912
                                                                        -----------
FINANCIALS (9.9%)
  Crestar Financial                                         139,000           5,282
  First Security                                            162,075           3,971
  Hartford Life, Cl A*                                       62,400           2,090
  North Fork Bancorporation                                  88,000           1,848
  Regions Financial                                          57,500           3,436
  SouthTrust                                                 77,100           2,997
  Summit Bancorp                                            111,000           5,481
  Union Planters                                             66,700           3,152
  PMI Group                                                  56,600           3,106
                                                                        -----------
    Total Financials                                                         31,363
                                                                        -----------
HEALTH CARE (9.9%)
  Allergan                                                  112,200           3,324
  Biogen*                                                   187,300           6,216
  DePuy*                                                    136,500           3,310
  Medpartners*                                              179,700           3,414
  Pacificare Health Systems, Cl B*                           91,400           7,243
  Teva Pharmaceuticals ADR                                   65,600           3,936
  Watson Pharmaceuticals*                                   105,100           4,112
                                                                        -----------
    Total Health Care                                                        31,555
                                                                        -----------
TECHNOLOGY (15.0%)
  ADC Telecommunications*                                   177,500           6,079
  Adobe Systems                                             110,300           4,922
  Analog Devices*                                           240,133           6,424
  Atmel*                                                    151,900           4,367
  Ceridian*                                                 141,000           5,182
  Flextronics International*                                207,000           4,890
  Micron Electronics*                                       193,600           2,940

 --------------------------------------------------------------------------------
                                                                           VALUE
                                                            SHARES         (000)
 --------------------------------------------------------------------------------
TECHNOLOGY--CONTINUED
  Network General*                                          226,600      $    4,164
  Teradyne*                                                 214,400           8,790
                                                                        -----------
    Total Technology                                                         47,758
                                                                        -----------
TRANSPORTATION (1.4%)
  ASA Holdings                                              172,300           4,501
                                                                        -----------
UTILITIES (1.4%)
  Wisconsin Energy                                          185,200           4,468
                                                                        -----------
Total Common Stocks
  (Cost $268,513)                                                           294,348
                                                                        -----------

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT
                                                            (000)
 --------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (6.8%)
  Deutsche Bank 5.55%, dated 05/30/97, matures
    06/02/97, repurchase price $12,270,617
    (collateralized by FNMA obligation, par value
    $13,389,534, 0.000%, 01/01/26: market value
    $12,510,245)                                           $ 12,265          12,265
  Merrill Lynch 5.55%, dated 05/30/97, matures
    06/02/97, repurchase price $9,389,853
    (collateralized by FNMA obligation, par value
    $465,000, 0.000%, 11/25/22; and various GNMA
    obligations, total par value $10,608,368,
    6.000%-8.500%, 05/20/06-05/15/26: total market
    value $9,577,430)                                         9,386           9,386
                                                                        -----------
Total Repurchase Agreements
  (Cost $21,651)                                                             21,651
                                                                        -----------
Total Investments (99.4%)
  (Cost $290,164)                                                           315,999
                                                                        -----------
OTHER ASSETS AND LIABILITIES, NET (0.6%)                                      1,736
                                                                        -----------

 --------------------------------------------------------------------------------
                                                                           VALUE
                                                                           (000)
 --------------------------------------------------------------------------------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 21,752,271
    outstanding shares of beneficial interest                            $  239,440
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 1,537,279
    outstanding shares of beneficial interest                                17,180
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 776,273
    outstanding shares of beneficial interest                                 9,538
  Accumulated net investment loss                                               (10)
  Accumulated net realized gain on investments                               25,752
  Net unrealized appreciation on investments                                 25,835
                                                                        -----------
Total Net Assets (100.0%)                                                $  317,735
                                                                        -----------
                                                                        -----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                  $    13.21
                                                                        -----------
                                                                        -----------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                        $    13.17
                                                                        -----------
                                                                        -----------
Maximum Offering Price Per Share -- Investor Shares
  ($13.17  DIVIDED BY 96.25%)                                            $    13.68
                                                                        -----------
                                                                        -----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                               $    13.04
                                                                        -----------
                                                                        -----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
SMALL CAP EQUITY FUND

 --------------------------------------------------------------------------------
                                                                          VALUE
                                                           SHARES         (000)
 --------------------------------------------------------------------------------
COMMON STOCKS (95.2%)
BASIC MATERIALS (3.1%)
  Columbus Mckinnon                                           63,700    $    1,147
  Commonwealth Industries                                     94,700         1,788
  Lilly Industries Incorporated, Cl A                          9,000           189
  Schnitzer Steel Industries, Cl A                            38,800           970
                                                                       -----------
    Total Basic Materials                                                    4,094
                                                                       -----------
CAPITAL GOODS (11.7%)
  A.M. Castle                                                 87,600         1,905
  Applied Industrial Technology                               45,500         1,598
  Barnes Group                                                13,300           357
  Fisher Scientific International                             69,000         2,501
  Regal Beloit                                               115,700         3,081
  Valmont Industries                                          24,100         1,012
  Thomas Industries                                           34,000           956
  Zurn Industries                                            145,900         3,866
                                                                       -----------
    Total Capital Goods                                                     15,276
                                                                       -----------
CONSUMER CYCLICALS (27.4%)
  Ameron                                                       6,600           366
  Angelica                                                   104,900         1,888
  Brown Group                                                107,000         1,926
  Bush Industries                                            116,300         2,617
  Cross A.T., Cl A                                            54,800           610
  Guilford Mills                                             132,250         2,595
  Hardinge                                                    38,000           988
  Harman International                                        84,800         3,540
  K2                                                          55,500         1,603
  Libbey                                                      74,800         2,497
  LSI Industries                                              72,300         1,103
  Movado Group                                                86,625         1,917
  Optical Coating Laboratories                                43,900           466
  Rock Tenn, Cl A                                             63,000           953
  Sotheby's Holdings, Cl A                                   124,000         1,922
  Springs Industries, Cl A                                    75,200         3,807
  Talbots                                                    143,700         3,772
  WD-40                                                       32,700         1,856
  Wellman                                                     73,100         1,307

 --------------------------------------------------------------------------------
                                                                          VALUE
                                                           SHARES         (000)
 --------------------------------------------------------------------------------

  Winnebago Industries                                        20,400    $      140
                                                                       -----------
    Total Consumer Cyclicals                                                35,873
                                                                       -----------
CONSUMER STAPLES (15.4%)
  ABM Industries                                              99,700         1,932
  Banta                                                       87,000         2,414
  Bowne & Company                                            106,000         3,167
  Earthgrains                                                 34,200         1,949
  Ingles Markets, Cl A                                       136,000         1,964
  John H. Harland                                            163,300         3,736
  Kelly Services, Cl A                                        61,000         1,792
  Rykoff-Sexton                                               52,100           996
  Smucker (J.M.), Cl B                                       115,100         2,144
  TCA Cable Television                                         3,000           101
                                                                       -----------
    Total Consumer Staples                                                  20,195
                                                                       -----------
ENERGY (5.6%)
  Giant Industries                                            44,700           648
  Monterey Resources                                         118,500         1,866
  Pittston Minerals Group                                     73,400         1,009
  Quaker State                                               255,400         3,863
                                                                       -----------
    Total Energy                                                             7,386
                                                                       -----------
FINANCIALS (10.1%)
  Banco Latinamericano de Exportaciones                       46,600         2,196
  Bank United, Cl A                                           28,700           997
  GCR Holdings                                                 7,800           209
  Interwest Bancorp                                           26,700           935
  IPC Holdings                                                79,300         2,022
  Klamath First Bancorp                                       61,500         1,138
  Lawyers Title                                               43,800           788
  National Bancorp of Alaska                                  14,400         1,130
  Seacoast Banking of Florida                                 49,000         1,286
  West Coast Bancorp                                          40,625         1,016
  Willis Corroon Public Limited                              132,900         1,495
                                                                       -----------
    Total Financials                                                        13,212
                                                                       -----------
HEALTH CARE (8.9%)
  Bindley Western Industries                                  75,600         1,663

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

 --------------------------------------------------------------------------------
                                                                          VALUE
                                                           SHARES         (000)
 --------------------------------------------------------------------------------
HEALTH CARE--CONTINUED
  Chemed                                                      26,300    $      960
  Invacare                                                   117,000         2,516
  Morrison Health Care                                       103,100         1,675
  Vital Signs                                                101,000         2,007
  West Company                                                96,100         2,835
                                                                       -----------
    Total Health Care                                                       11,656
                                                                       -----------
TECHNOLOGY (3.0%)
  Methode Electronics, Cl A                                  231,200         3,902
                                                                       -----------
TRANSPORTATION (4.3%)
  Arnold Industries                                          107,300         1,797
  Knightsbridge Tankers Limited*                              50,000         1,231
  Sea Containers                                             127,200         2,544
                                                                       -----------
    Total Transportation                                                     5,572
                                                                       -----------
UTILITIES (5.7%)
  Eastern Enterprises                                         12,800           442
  Enron Global Power & Pipelines                              12,800           422
  Minnesota Power & Light                                     65,300         1,894
  Northwest Natural Gas                                       39,050           952
  TNP Enterprises                                             56,000         1,232
  United Water Resources                                      74,100         1,334
  Wicor                                                       33,900         1,246
                                                                       -----------
    Total Utilities                                                          7,522
                                                                       -----------
Total Common Stocks
  (Cost $117,054)                                                          124,688
                                                                       -----------
PREFERRED STOCKS (1.9%)
PRECIOUS METALS (1.9%)
  Coeur D'Alene Mines                                        151,100         2,512
                                                                       -----------
Total Preferred Stocks
  (Cost $2,502)                                                              2,512
                                                                       -----------

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.7%)
  Deutsche Bank
    5.56%, dated 05/30/97, matures 06/02/97, repurchase
    price $4,900,504 (collateralized by FHLMC
    obligation, total par value $5,062,244, 6.092%,
    10/01/32, market value: $4,996,199)                   $    4,898    $    4,898
                                                                       -----------
Total Repurchase Agreements
  (Cost $4,898)                                                              4,898
                                                                       -----------
Total Investments (100.8%)
  (Cost $124,454)                                                          132,098
                                                                       -----------
OTHER ASSETS AND LIABILITIES, NET (-0.8%)                                   (1,049)
                                                                       -----------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 11,836,719
    outstanding shares of beneficial interest                              121,332
  Undistributed net investment income                                          316
  Accumulated net realized gain on investments                               1,757
  Net unrealized appreciation on investments                                 7,644
                                                                       -----------
Total Net Assets (100.0%)                                               $  131,049
                                                                       -----------
                                                                       -----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                 $    11.07
                                                                       -----------
                                                                       -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

--------------------------------------------------------------------------

CAPITAL GROWTH FUND

--------------------------------------------------------------------------------
                                                                         VALUE
                                                           SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCK (88.6%)
BASIC MATERIALS (4.7%)
  Aluminum Company of America                                117,500   $    8,651
  Air Products & Chemicals                                    27,100        2,107
  Fort Howard*                                               179,000        8,223
  Hercules                                                   228,800       10,725
  Monsanto                                                   265,100       11,664
  Morton International                                       198,000        6,386
  Potash of Saskatchewan                                      54,100        4,443
  Praxair                                                    123,900        6,520
  W.R. Grace                                                  67,500        3,527
                                                                       ----------
    Total Basic Materials                                                  62,246
                                                                       ----------
CAPITAL GOODS (13.9%)
  Allied Signal                                              361,100       27,714
  Avery Dennison                                              62,300        2,344
  Deere                                                      163,000        8,333
  Emerson Electric                                           285,000       15,390
  Fluor                                                       57,500        3,040
  General Electric                                           688,700       41,580
  General Signal                                             311,700       13,130
  Keystone International                                      54,400        1,775
  Lockheed Martin                                             96,000        8,988
  McDonnell Douglas                                           58,200        3,747
  Molten Metal Technology*                                   243,500        1,735
  Pall                                                       140,000        3,308
  Rockwell International                                     171,400       11,055
  Thomas & Betts                                              34,064        1,733
  Tyco International                                         359,100       22,803
  United Technologies                                        164,400       13,214
  United Waste Systems*                                        8,700          334
  USA Waste Services*                                        112,900        4,093
  Waste Management                                            21,000          667
  Wheelabrator Technologies                                  135,900        1,750
                                                                       ----------
    Total Capital Goods                                                   186,733
                                                                       ----------
COMMUNICATION SERVICES (1.6%)
  Airtouch Communications*                                    12,700          354

--------------------------------------------------------------------------------
                                                                         VALUE
                                                           SHARES        (000)
--------------------------------------------------------------------------------
  BellSouth                                                   71,700   $    3,253
  Ericsson Telephone ADR*                                    263,800        9,398
  GTE                                                        196,000        8,649
                                                                       ----------
    Total Communication Services                                           21,654
                                                                       ----------
CONSUMER CYCLICALS (8.4%)
  American Stores                                            157,900        7,184
  Borders Group*                                               6,700          146
  Carnival                                                   282,300       10,727
  Costco*                                                    211,100        7,125
  CUC International*                                         291,700        6,709
  Federated Department Stores*                               309,400       11,448
  Ford Motor                                                  82,100        3,079
  Fruit of the Loom*                                          90,400        3,153
  Gannett                                                     44,500        4,116
  Hollinger International                                     64,200          714
  Home Depot                                                 244,432       15,399
  Intimate Brands                                            190,900        4,081
  ITT*                                                        33,400        1,991
  Lear*                                                      332,100       12,703
  Marriott                                                    27,100        1,565
  Mattel                                                     348,500       10,411
  McGraw-Hill                                                 35,900        1,961
  Office Depot*                                              407,400        7,028
  TJX                                                          9,800          470
  Tribune                                                     46,900        2,028
                                                                       ----------
    Total Consumer Cyclicals                                              112,038
                                                                       ----------
CONSUMER STAPLES (11.7%)
  American Standard*                                          27,700        1,388
  Avon Products                                              276,600       17,633
  Colgate-Palmolive                                           24,400        1,513
  CPC International                                           37,800        3,251
  CVS                                                        360,600       17,264
  Dial                                                        28,300          474
  Gillette                                                   171,817       15,270
  Kimberly Clark                                             101,400        5,083
  JP Foodservice*                                            132,900        3,854
  Nabisco Holdings, Cl A                                      30,700        1,216

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

--------------------------------------------------------------------------------
                                                                         VALUE
                                                           SHARES        (000)
--------------------------------------------------------------------------------
CONSUMER STAPLES--CONTINUED
  PepsiCo                                                     12,400   $      456
  Philip Morris                                              574,650       25,285
  Ralston Purina Group                                        61,500        5,243
  RJR Nabisco                                                105,600        3,419
  Safeway*                                                   259,300       11,669
  Sara Lee                                                   138,700        5,669
  Sysco                                                      335,700       11,708
  Tele-Communications, Cl A*                                 375,800        5,684
  Time Warner                                                 57,500        2,674
  Unilever ADR                                                12,400        2,403
  Viacom, Cl B*                                              321,021        9,530
  Walt Disney                                                 55,366        4,533
  Wendy's International                                       53,200        1,244
  William Wrigley Jr.                                         11,300          670
                                                                       ----------
    Total Consumer Staples                                                157,133
                                                                       ----------
ENERGY (5.7%)
  Amoco                                                       66,500        5,943
  British Petroleum ADR                                       53,500        7,751
  Dresser Industries                                         186,200        6,377
  Halliburton                                                142,100       10,995
  Kerr-McGee                                                  49,200        3,186
  Mobil                                                      138,200       19,331
  Royal Dutch Petroleum, ADR                                  26,800        5,233
  Schlumberger                                                40,700        4,848
  Tosco                                                       88,100        2,874
  Union Pacific Resources Group                              330,358        9,539
                                                                       ----------
    Total Energy                                                           76,077
                                                                       ----------
FINANCIALS (12.9%)
  American International Group                                76,350       10,336
  BankAmerica                                                126,300       14,761
  Bank of New York                                            82,600        3,521
  Capital One Financial                                       36,400        1,169
  Chase Manhattan Bank                                       314,200       29,692
  Citicorp                                                    10,100        1,155
  Conseco                                                     19,100          764
  Cullen/Frost Bankers                                        23,900          941
--------------------------------------------------------------------------------
                                                                         VALUE
                                                           SHARES        (000)
--------------------------------------------------------------------------------

  Dean Witter Discover                                        50,800   $    2,096
  FHLMC                                                      221,100        7,296
  FNMA                                                       206,100        8,991
  First Union                                                 59,300        5,092
  First USA                                                  267,800       13,256
  GCR Holdings                                                60,000        1,605
  General Re                                                  53,500        9,376
  Great Western Financial                                    191,900        9,307
  Hartford Financial Services Group                          266,800       20,810
  Nationsbank                                                 45,040        2,643
  Norwest                                                     24,400        1,305
  PMI Group                                                  104,100        5,713
  Sphere Drake Holdings                                      214,900        1,907
  Summit Bancorp                                              43,900        2,168
  Travelers                                                  160,296        8,796
  Washington National                                        354,600        9,929
  Wells Fargo                                                  2,500          659
                                                                       ----------
    Total Financials                                                      173,288
                                                                       ----------
HEALTH CARE (13.6%)
  Alza, Cl A*                                                  7,900          233
  American Home Products                                     427,000       32,559
  Amgen*                                                      71,200        4,762
  Baxter International                                       173,100        9,131
  Becton Dickinson                                            19,300          951
  Boston Scientific*                                          83,111        4,436
  Bristol-Myers Squibb                                       276,800       20,310
  Columbia/HCA Healthcare                                    493,196       18,063
  Eli Lilly                                                  107,400        9,988
  Healthsouth*                                               467,000       10,683
  Horizon/CMS Healthcare*                                     50,000          913
  Johnson & Johnson                                          386,888       23,165
  Medpartners*                                               413,600        7,858
  Medtronic                                                   22,400        1,658
  Merck                                                      196,082       17,623
  Pacificare Health Systems, Cl B*                            39,200        3,107
  Schering Plough                                             89,400        8,113
  Tenet Healthcare*                                          222,800        6,127

--------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         VALUE
                                                           SHARES        (000)
--------------------------------------------------------------------------------
HEALTH CARE--CONTINUED
  Warner Lambert                                              30,900   $    3,113
                                                                       ----------
    Total Health Care                                                     182,793
                                                                       ----------
TECHNOLOGY (12.7%)
  Atmel*                                                      50,900        1,463
  Automatic Data Processing                                   44,500        2,186
  Cadence Design Systems*                                     28,000          931
  Ceridian*                                                  119,000        4,373
  Cisco Systems*                                             243,600       16,504
  Compaq Computer*                                            13,800        1,494
  Eastman Kodak                                              137,200       11,370
  First Data                                                 390,100       15,604
  Hewlett Packard                                            112,600        5,799
  IBM                                                        115,600        9,999
  Intel                                                      154,900       23,467
  Lucent Technologies                                        136,131        8,661
  Microsoft*                                                 185,100       22,952
  Motorola                                                   163,300       10,839
  Oracle*                                                    165,450        7,714
  Scientific-Atlanta                                         644,900       11,689
  Xerox                                                      231,600       15,691
                                                                       ----------
    Total Technology                                                      170,736
                                                                       ----------
TRANSPORTATION (1.0%)
  Burlington Northern Santa Fe                               102,800        8,532
  Delta Air Lines                                             21,000        1,969
  Union Pacific                                               39,500        2,676
                                                                       ----------
    Total Transportation                                                   13,177
                                                                       ----------
UTILITIES (0.4%)
  Consolidated Natural Gas                                    23,700        1,259
  Enron                                                       64,000        2,608
  Sonat                                                       27,100        1,558
                                                                       ----------
    Total Utilities                                                         5,425
                                                                       ----------
Total Common Stocks
  (Cost $982,524)                                                       1,161,300
                                                                       ----------
--------------------------------------------------------------------------------
                                                                         VALUE
                                                           SHARES        (000)
--------------------------------------------------------------------------------

PREFERRED STOCKS (1.7%)
BASIC MATERIALS (0.2%)
  International Paper,
    CV to .9259 Shares                                        45,000   $    2,278
                                                                       ----------
FINANCIALS (0.2%)
  National Bank of Australia,
    CV to .3273 Shares*                                       74,600        2,014
                                                                       ----------
TECHNOLOGY (1.2%)
  Microsoft, CV to 1 share                                   186,700       16,080
                                                                       ----------
TRANSPORTATION (0.2%)
  Continental Air Finance Trust,
    CV to 2.0678 Shares*                                      28,500        2,230
                                                                       ----------
Total Preferred Stocks
  (Cost $20,294)                                                           22,602
                                                                       ----------
--------------------------------------------------------------------------------
                                                         FACE AMOUNT
                                                            (000)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS (5.0%)
  Alza, CV to 12.987 Shares (A)
    0.000%, 07/14/14                                      $   11,500        5,103
  Automatic Commercial Exchange
    Security, CV to 0.8333 Shares
    6.500%, 05/15/00                                             123        2,958
  Continental Airlines,
    CV to 16.559 Shares
    6.750%, 04/15/06                                           3,600        4,707
  Cuc International,
    CV to 32.6531
    3.000%, 02/15/02                                           7,000        6,913
  Home Depot,
    CV to 14.4665 Shares
    3.250%, 10/01/01                                           9,000        9,630
  Mariott LYON, (A) (B)
    0.000%, 03/25/11                                           5,000        2,906
  Molten Metal Technology,
    CV to 25.8065 Shares (B)
    5.750%, 05/01/06                                           5,500        2,365
  Roche, CV to 3.5626 Shares (A)
    0.000%, 05/06/12                                          19,000        7,648

CAPITAL GROWTH FUND

CONVERTIBLE BONDS--CONTINUED
  Times Mirror, CV to 5.8280
    Shares (A) (B)
    0.000%, 04/15/17                                      $   10,000   $    3,925
  U.S. Filter, CV to 25.3164 Shares,
    Callable 12/15/99 @ 101.8
    4.500%, 12/15/01                                           5,200        5,298

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

--------------------------------------------------------------------------------
                                                         FACE AMOUNT     VALUE
                                                            (000)        (000)
--------------------------------------------------------------------------------
  USA Waste Services,
    CV to 35.3243 Shares
    5.000%, 03/01/06                                           2,350        3,243
  USA Waste Services,
    CV to 22.9594 Shares, Callable
    02/01/2000 @101.6
    4.000%, 02/01/02                                           3,000        3,116
  WMX Technologies,
    CV to 26.078 Shares
    2.000%, 01/24/05                                           9,500        8,752
                                                                       ----------
Total Convertible Bonds
  (Cost $66,837)                                                           66,564
                                                                       ----------
REPURCHASE AGREEMENTS (8.2%)
  Deutsche Bank
    5.56%, dated 05/30/97, matures 06/02/97, repurchase
    price $76,351,152 (collateralized by various FHLMC
    obligations, total par value $41,261,658,
    6.092%-6.230%, 12/15/23-10/01/32; and various FNMA
    obligations, total par value $40,818,728, 0.000%,
    01/01/26-04/25/27: total market value $77,842,108)        76,316       76,316
  Salomon Brothers
    5.56%, dated 05/30/97, matures 06/02/97, repurchase
    price $33,282,808 (collateralized by various FHLMC
    obligations, total par value $25,236,419,
    5.500%-9.000%, 01/01/00-06/01/26; and various FNMA
    obligations, total par value $37,520,630,
    5.500%-9.500%, 04/01/01-04/01/27: total market
    value $34,062,576)                                    $   33,267   $   33,267
                                                                       ----------
Total Repurchase Agreements
  (Cost $109,583)                                                         109,583
                                                                       ----------
--------------------------------------------------------------------------------
                                                         FACE AMOUNT     VALUE
                                                            (000)        (000)
--------------------------------------------------------------------------------
Total Investments (101.5%)
  (Cost $1,179,238)                                                     1,360,049
                                                                       ----------
OTHER ASSETS AND LIABILITIES, NET (-1.5%)                                 (19,508)
                                                                       ----------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 71,924,416
    outstanding shares of beneficial interest                             807,086
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 14,515,982
    outstanding shares of beneficial interest                             167,543
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 2,456,856
    outstanding shares of beneficial interest                              34,522
  Undistributed net investment income                                       3,569
--------------------------------------------------------------------------------
                                                                         VALUE
                                                                         (000)
--------------------------------------------------------------------------------
NET ASSETS:--CONTINUED
  Accumulated net realized gain on investments                         $  147,010
  Net unrealized appreciation on investments                              180,811
                                                                       ----------
Total Net Assets (100.0%)                                              $1,340,541
                                                                       ----------
                                                                       ----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $    15.09
                                                                       ----------
                                                                       ----------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                      $    15.06
                                                                       ----------
                                                                       ----------

--------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         VALUE
                                                                         (000)
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Investor Class
  ($15.06  DIVIDED BY 96.25%)                                          $    15.65
                                                                       ----------
                                                                       ----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                             $    14.96
                                                                       ----------
                                                                       ----------

--------------------------------------------------------------------------

BALANCED FUND

------------------------------------------------------------------------------
                                                           SHARES       VALUE
                                                                        (000)
------------------------------------------------------------------------------
COMMON STOCK (51.7%)
BASIC MATERIALS (2.7%)
  Air Products & Chemicals                                   1,900     $   148
  Aluminum Company of America                                7,800         574
  Fort Howard*                                              12,000         551
  Hercules                                                  15,500         727
  Monsanto                                                  19,400         854
  Morton International                                      13,900         448
  Potash of Saskatchewan                                     3,600         296
  Praxair                                                    8,300         437
  W.R. Grace                                                 7,300         381
                                                                       -------
    Total Basic Materials                                                4,416
                                                                       -------
CAPITAL GOODS (8.6%)
  Allied Signal                                             27,800       2,134
  Avery Dennison                                             8,200         309
  Deere                                                     11,600         593
  Emerson Electric                                          20,500       1,107
  Fisher Scientific International                            5,000         181
  Fluor                                                      4,000         211
  General Electric                                          50,100       3,025
  General Signal                                            20,600         868
  Keystone International                                    11,800         385
  Lockheed Martin                                            7,000         655
  McDonnell Douglas                                          6,600         425
  Molten Metal Technology*                                  19,100         136
  Pall                                                       9,500         224
  Rockwell International                                    12,500         806
  Thomas & Betts                                             2,300         117
  Tyco International                                        26,100       1,657
  United Technologies                                       11,900         956
  United Waste Systems*                                        400          15
  USA Waste Services*                                        7,100         257
  Waste Management                                           1,500          48
                                                                       -------
    Total Capital Goods                                                 14,109
                                                                       -------
COMMUNICATION SERVICES (1.2%)
  Airtouch Communications*                                   8,600         240
  BellSouth                                                  8,100         368
  Ericsson Telephone ADR*                                   19,200         684

------------------------------------------------------------------------------
                                                           SHARES
                                                                        VALUE
                                                                        (000)
------------------------------------------------------------------------------

  GTE                                                       15,900     $   702
                                                                       -------
    Total Communication Services                                         1,994
                                                                       -------
CONSUMER CYCLICALS (4.7%)
  American Standard*                                         2,000         100
  Carnival                                                  20,600         783
  Costco*                                                   14,200         479
  CUC International*                                        21,200         488
  Federated Department Stores*                              21,000         777
  Ford Motor                                                 5,600         210
  Fruit of the Loom*                                         8,600         300
  Gannett                                                    3,000         277
  Home Depot                                                19,200       1,210
  Intimate Brands                                           12,900         276
  ITT*                                                       2,400         143
  Lear*                                                     22,700         868
  Marriott                                                   1,700          98
  Mattel                                                    21,950         656
  McGraw-Hill                                                2,900         158
  Office Depot*                                             25,800         445
  Tribune                                                   10,000         432
                                                                       -------
    Total Consumer Cyclicals                                             7,700
                                                                       -------
CONSUMER STAPLES (7.2%)
  American Stores                                           10,700         487
  Avon Products                                             19,800       1,262
  Colgate-Palmolive                                          1,600          99
  CPC International                                          2,600         224
  CVS                                                       25,700       1,230
  Dial                                                       1,900          32
  Gillette                                                  12,548       1,115
  JP Foodservice*                                           11,900         345
  Kimberly Clark                                             9,000         451
  Nabisco Holdings, Cl A                                     1,200          48
  PepsiCo                                                      900          33
  Philip Morris                                             41,800       1,839
  Ralston Purina Group                                       4,500         384
  RJR Nabisco                                                7,800         253
  Safeway*                                                  21,200         954
  Sara Lee                                                   9,400         384

--------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                           SHARES
                                                                        VALUE
                                                                        (000)
------------------------------------------------------------------------------
CONSUMER STAPLES--CONTINUED
  Sysco                                                     24,500     $   854
  Tele-Communications, Cl A*                                27,100         410
  Time Warner                                                4,200         195
  Unilever ADR                                                 900         174
  Viacom, Cl B*                                             20,944         622
  Walt Disney                                                3,395         278
  Wendy's International                                      6,900         161
                                                                       -------
    Total Consumer Staples                                              11,834
                                                                       -------
ENERGY (3.4%)
  Amoco                                                      4,800         429
  British Petroleum ADR                                      3,900         565
  Dresser Industries                                        13,300         456
  Halliburton                                               11,300         874
  Kerr-McGee                                                 7,100         460
  Mobil                                                      8,900       1,245
  Royal Dutch Petroleum ADR                                  1,900         371
  Schlumberger                                               2,800         334
  Tosco                                                      5,900         192
  Union Pacific Resources Group                             21,922         633
                                                                       -------
    Total Energy                                                         5,559
                                                                       -------
FINANCIALS (7.8%)
  American International Group                               5,200         704
  Bank of New York                                           5,600         239
  BankAmerica                                                9,100       1,064
  BB&T                                                       8,600         344
  Capital One Financial                                      2,600          84
  Chase Manhattan Bank                                      23,400       2,211
  Citicorp                                                     700          80
  Conseco                                                    1,400          56
  Cullen/Frost Bankers                                       1,900          75
  Dean Witter Discover                                       3,700         153
  FHLMC                                                     16,200         535
  FNMA                                                      13,400         585
  First Union                                                4,300         369
  First USA                                                 18,700         926
  GCR Holdings                                               7,000         187
  General Re                                                 3,600         631
------------------------------------------------------------------------------
                                                           SHARES
                                                                        VALUE
                                                                        (000)
------------------------------------------------------------------------------

  Great Western Financial                                   13,900     $   674
  Hartford Financial Services Group                         19,500       1,521
  Norwest                                                    5,500         294
  PMI Group                                                  7,600         417
  Sphere Drake Holdings                                     21,000         186
  Summit Bancorp                                             3,000         148
  Travelers                                                 11,133         611
  U.S. Bancorp                                                 700          43
  Washington National                                       19,500         546
                                                                       -------
    Total Financials                                                    12,683
                                                                       -------
HEALTH CARE (7.9%)
  American Home Products                                    28,400       2,165
  Amgen*                                                     6,500         435
  Baxter International                                      12,600         665
  Becton Dickinson                                           1,300          64
  Boston Scientific*                                         5,910         315
  Bristol-Myers Squibb                                      20,300       1,490
  Columbia/HCA Healthcare                                   33,310       1,220
  Healthsouth*                                              32,868         752
  Johnson & Johnson                                         28,100       1,682
  Eli Lilly                                                  7,800         725
  Medpartners*                                              27,600         524
  Medtronic                                                  1,600         118
  Merck                                                     14,200       1,276
  Pacificare Health Systems, Cl B*                           3,400         269
  Schering Plough                                            6,600         599
  Tenet Healthcare*                                         15,000         412
  Warner Lambert                                             2,300         232
                                                                       -------
    Total Health Care                                                   12,943
                                                                       -------
TECHNOLOGY (7.4%)
  Atmel*                                                     3,600         103
  Automatic Data Processing                                  2,270         112
  Cadence Design Systems*                                    9,000         299
  Ceridian*                                                  6,300         232
  Cisco Systems*                                            16,400       1,111
  Compaq Computer*                                             600          65
  Eastman Kodak                                             10,000         829
  First Data                                                28,000       1,120

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

------------------------------------------------------------------------------
                                                           SHARES
                                                                        VALUE
                                                                        (000)
------------------------------------------------------------------------------
TECHNOLOGY--CONTINUED
  Hewlett Packard                                            7,900     $   407
  IBM                                                        7,800         675
  Intel                                                     11,500       1,742
  Lucent Technologies                                        9,214         586
  Microsoft*                                                12,200       1,513
  Motorola                                                  11,000         730
  Oracle*                                                   10,900         508
  Scientific-Atlanta                                        42,300         767
  Xerox                                                     18,200       1,233
                                                                       -------
    Total Technology                                                    12,032
                                                                       -------
TRANSPORTATION (0.6%)
  Burlington Northern Santa Fe                               7,400         614
  Delta Air Lines                                            1,400         131
  Union Pacific                                              2,800         190
                                                                       -------
    Total Transportation                                                   935
                                                                       -------
UTILITIES (0.2%)
  Consolidated Natural Gas                                   1,500          80
  Enron                                                      4,200         171
  Sonat                                                      1,800         103
                                                                       -------
    Total Utilities                                                        354
                                                                       -------
Total Common Stocks
  (Cost $72,954)                                                        84,559
                                                                       -------
PREFERRED STOCKS (1.1%)
AIR TRANSPORTATION (0.2%)
  Continental Airline Financial (B)                          5,000         391
                                                                       -------
BANKS (0.2%)
  National Bank of Australia, CV to 0.3273 shares*          10,000         270
                                                                       -------
TECHNOLOGY (0.7%)
  Microsoft, CV to 1 share                                  12,500       1,077
                                                                       -------
Total Preferred Stocks
  (Cost $1,573)                                                          1,738
                                                                       -------

-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (23.1%)
  American General Finance
    6.875%, 07/01/99                                       $ 1,000     $  1,007
  Aristar
    6.750%, 05/15/99                                         1,500        1,507
  Associates of North America, MTN
    6.650%, 08/30/99                                           750          752
  AT&T Capital, MTN
    6.920%, 04/29/99                                         2,250        2,261
  Bear Stearns
    7.000%, 03/01/07                                         1,900        1,853
  Ford Capital
    9.500%, 06/01/10                                         1,350        1,558
  General Electric Capital
    6.660%, 05/01/18                                         1,000        1,003
  General Motors Acceptance
    7.125%, 05/01/01                                         1,900        1,914
    6.750%, 11/04/04                                         1,500        1,459
  Homeside Lending, MTN
    6.875%, 05/15/00                                         2,000        1,998
  Household Finance, MTN
    7.150%, 06/15/00                                         1,000        1,010
  International Lease Finance
    6.700%, 04/30/99                                         1,900        1,910
  Lockheed Martin
    6.550%, 05/15/99                                         1,000        1,001
  Marriott International, (A) (B)
    0.000%, 03/25/11                                         1,000          581
  Mascotech, Callable 12/22/96 @ 103
    4.500%, 12/15/03                                           500          445
  Merrill Lynch, MTN
    6.640%, 04/09/99                                         1,500        1,506
  Morgan Stanley Group
    6.875%, 03/01/07                                         1,000          974
  Philip Morris
    7.250%, 09/15/01                                         2,100        2,108
    6.800%, 12/01/03                                           500          488
    7.500%, 04/01/04                                         1,000        1,005

--------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--CONTINUED
  RHG Finance
    8.875%, 10/01/05                                       $ 1,500     $  1,622
  Salomon
    6.500%, 03/01/00                                         2,500        2,478
    6.750%, 02/15/03                                         1,150        1,118
  Service International
    7.375%, 04/15/04                                         1,750        1,772
  SunAmerica
    6.200%, 10/31/99                                         2,000        1,985
  US West Capital Funding
    7.300%, 01/15/07                                         2,500        2,484
                                                                       --------
Total Corporate Obligations
  (Cost $37,869)                                                         37,799
                                                                       --------
CONVERTIBLE BONDS (2.5%)
  Alza, CV to 26.1840 Shares, Callable 05/01/00 @ 100
    5.000%, 05/01/06                                           500          501
  Automatic Commercial Exchange Security, CV to 0.8333
    shares
    6.500%, 05/15/00                                             9          215
  Roche, CV to 3.5626 Shares (A)
    0.000%, 05/06/12                                         1,000          403
  Staples, CV to 30.303 Shares (B)
    4.500%, 10/01/00                                           500          585
  Time Warner Finance, CV to 7.7589 Shares (A) 0.000%,
    06/22/13                                                   900          411
  U.S. Filter, CV to 25.3164 shares, Callable 12/15/99
    @ 101.8
    4.500%, 12/15/01                                           500          509
  USA Waste Services, CV to 35.3243 Shares 5.000%,
    03/01/06                                                   355          490
  WMX Technologies, CV to 26.078 shares 2.000%,
    01/24/05                                                 1,000          921
                                                                       --------
-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
Total Convertible Bonds
  (Cost $3,864)                                                        $  4,035
                                                                       --------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (1.2%)
    FHLMC
    8.000%, 06/01/02                                       $   574          589
    7.500%, 09/01/03                                         1,308        1,326
                                                                       --------
Total U.S. Agency Mortgage-Backed Obligations
  (Cost $1,916)                                                           1,915
                                                                       --------
U.S. TREASURY OBLIGATIONS (10.6%)
  U.S. Treasury Bonds
    7.500%, 11/15/16                                         3,000        3,163
    8.125%, 08/15/19                                         7,800        8,775
    6.625%, 02/15/27                                         3,450        3,324
  U.S. Treasury Notes
    6.750%, 04/30/00                                         2,000        2,020
                                                                       --------
Total U.S. Treasury Obligations
  (Cost $17,245)                                                         17,282
                                                                       --------
REPURCHASE AGREEMENT (8.9%)
  Merrill Lynch
    5.55%, dated 05/30/97, matures 06/02/97, repurchase
    price $14,570,241 (collateralized by various GNMA
    obligations, total par value $26,629,425,
    7.000%-13.250%, 04/20/00-11/20/22: total market
    value $14,856,427)                                      14,563       14,563
                                                                       --------
Total Repurchase Agreement
  (Cost $14,563)                                                         14,563
                                                                       --------
Total Investments (99.1%)
  (Cost $149,984)                                                       161,891
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (0.9%)                                  1,546
                                                                       --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

BALANCED FUND

-------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
-------------------------------------------------------------------------------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 12,674,232
    outstanding shares of beneficial interest                          $131,876
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 501,289
    outstanding shares of beneficial interest                             5,143
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 509,658
    outstanding shares of beneficial interest                             5,720
  Undistributed net investment income                                       781
  Accumulated net realized gain on investments                            8,010
  Net unrealized appreciation on investments                             11,907
                                                                       --------
Total Net Assets (100.0%)                                              $163,437
                                                                       --------
                                                                       --------

-------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
-------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $  11.94
                                                                       --------
                                                                       --------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                      $  11.99
                                                                       --------
                                                                       --------
Maximum Offering Price Per Share -- Investor Class
  ($11.99  DIVIDED BY 96.25%)                                          $  12.46
                                                                       --------
                                                                       --------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)(2)                                          $  11.90
                                                                       --------
                                                                       --------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

(2) REPRESENTS NAV ON LAST BUSINESS DAY -- MAY 30, 1997.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
EMERGING MARKETS EQUITY FUND

 --------------------------------------------------------------------------------
                                                                          VALUE
                                                         SHARES           (000)
 --------------------------------------------------------------------------------
FOREIGN COMMON STOCKS (84.7%)
ARGENTINA (6.9%)
  Banco Frances del Rio de la Plata ADR*                      16,000     $     526
  Capex, Cl A                                                 33,700           324
  Massalin Particulares, Cl B                                 38,800           231
  Metrogas ADR                                                32,204           314
  Quilmes Industrial                                          37,000           430
  Transportadora de Gas del Sur ADR                           33,000           417
  YPF ADR, Cl D                                               16,000           480
                                                                       -----------
    Total Argentina                                                          2,722
                                                                       -----------
BRAZIL (4.3%)
  Makro Atacadista GDR                                        27,500           344
  Souza Cruz                                                  50,000           467
  Telebras ADR                                                 3,230           444
  Votorantim Celelose Papel Receibos*                      1,476,876            40
  Unibanco                                                    12,000           414
                                                                       -----------
    Total Brazil                                                             1,709
                                                                       -----------
CHILE (1.1%)
  Administradora de Fondos de Pensiones Provida
    ADR                                                       21,500           441
                                                                       -----------
COLOMBIA (1.6%)
  Banco de Colombia GDS                                       24,700           152
  Banco Ganadero ADR                                          15,600           476
                                                                       -----------
    Total Colombia                                                             628
                                                                       -----------
CZECH REPUBLIC (0.5%)
  Komercni Banka GDR                                           8,400           204
                                                                       -----------
ECUADOR (0.4%)
  La Cemento Nacional GDR                                        800           158
                                                                       -----------
GREECE (5.3%)
  Greek Telecom                                                7,800           194
  Hellas Can Packaging                                        25,500           467
  Papastratos Cigarettes                                      15,400           316
  Teletypos                                                  130,000           533

 --------------------------------------------------------------------------------
                                                                          VALUE
                                                         SHARES           (000)
 --------------------------------------------------------------------------------

  Titan Cement Company                                         5,700     $     568
                                                                       -----------
    Total Greece                                                             2,078
                                                                       -----------
HONG KONG (9.2%)
  China Hong Kong Photo                                    1,086,000           315
  Esprit Asia Holdings                                       616,000           354
  First Pacific                                              142,000           181
  National Mutual Asia                                       358,000           390
  Peregrine Investment Holdings                              137,000           244
  Peregrine Investment Warrants*                               6,600             2
  Road King Infrastructure*                                  400,000           390
  Seoul Horizon Trust                                         17,000           212
  Shenzhen Express*                                          700,000           235
  Sinocan                                                    920,000           365
  South China Morning Post Holdings                          460,000           442
  Wing Hang Bank                                             108,000           514
                                                                       -----------
    Total Hong Kong                                                          3,644
                                                                       -----------
HUNGARY (1.4%)
  Egis*                                                        6,000           353
  Gedeon Richter GDR                                           2,500           207
                                                                       -----------
    Total Hungary                                                              560
                                                                       -----------
INDIA (4.5%)
  Hindalco GDR                                                 6,700           221
  India Cements GDR                                           54,000           124
  Indian Aluminum GDR                                         15,800            58
  Indian Aluminum GDS                                         15,300            57
  Tata Electric GDR                                              210            71
  Videsh Sanchar Nigam GDR                                    60,000         1,236
                                                                       -----------
    Total India                                                              1,767
                                                                       -----------
INDONESIA (8.8%)
  Budi Acid Jaya, F                                          185,000           228
  Citra Marga Nusaphala                                      472,000           471
  Dankos Laboratories, F                                     665,000           561
  Indonesian Satellite ADR                                    13,500           403
  Matahari Putra Prima                                       251,000           447
  Modern Photo Film, F                                       150,000           546

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

 --------------------------------------------------------------------------------
                                                                          VALUE
                                                         SHARES           (000)
 --------------------------------------------------------------------------------
INDONESIA--CONTINUED
  Tambang Timah, F                                           281,000     $     451
  Tempo Scan Pacific                                         164,000           351
                                                                       -----------
    Total Indonesia                                                          3,458
                                                                       -----------
ISRAEL (5.8%)
  Blue Square Stores*                                         57,300           587
  ECI Telecommunications                                      22,000           509
  Koor Industries ADR                                         20,300           355
  Nice Systems ADR*                                           18,000           549
  Orbotech*                                                   10,000           279
                                                                       -----------
    Total Israel                                                             2,279
                                                                       -----------
MALAYSIA (3.4%)
  Aluminium of Malaysia                                      231,000           325
  Edaran Otomobil                                             28,000           244
  Petronas Dagangan                                          170,000           403
  Southern Bank Warrants*                                     15,000            10
  UMW Holdings                                                72,000           370
                                                                       -----------
    Total Malaysia                                                           1,352
                                                                       -----------
MEXICO (8.3%)
  Femsa, Cl B                                                106,000           562
  Grupo Carso                                                 66,000           375
  Grupo Continental                                          167,750           418
  Grupo Elektra GDR                                           21,100           401
  Herdez, Cl B                                             1,035,000           458
  Kimberly Clark, Cl A                                        95,500           331
  Nacional de Drogas, Cl L                                   139,000           459
  Telefonos de Mexico ADR                                      6,500           288
                                                                       -----------
    Total Mexico                                                             3,292
                                                                       -----------
PANAMA (1.1%)
  Banco Latinamericano de Exportaciones                        9,000           424
                                                                       -----------
PERU (2.1%)
  Cerveceria Backus & Johnston                               356,240           320
  CPT Telefoncia del Peru                                     15,000           381
 --------------------------------------------------------------------------------
                                                                          VALUE
                                                         SHARES           (000)
 --------------------------------------------------------------------------------

  Telefonica del Peru, Cl B                                   50,500     $     125
                                                                       -----------
    Total Peru                                                                 826
                                                                       -----------
PHILIPPINES (3.6%)
  Bacnotan Consolidated                                      135,600           250
  Benpres GDR*                                                65,800           467
  First Philippine Holdings                                  174,375           288
  Philippine Long Distance                                    14,000           414
                                                                       -----------
    Total Philippines                                                        1,419
                                                                       -----------
PORTUGAL (2.5%)
  Banco Totta & Acores                                        21,700           309
  Cimentos de Portugal                                        15,020           330
  Portugal Telecom                                               600            23
  Portugal Telecom ADR                                         8,200           316
                                                                       -----------
    Total Portugal                                                             978
                                                                       -----------
SINGAPORE (2.0%)
  Amtek Engineering                                          180,000           311
  Elec & Eltek International                                  84,000           496
                                                                       -----------
    Total Singapore                                                            807
                                                                       -----------
SOUTH AFRICA (8.6%)
  Amalgated Banks of South Africa                             39,642           245
  Anglo American Coal                                          3,260           216
  Barlow                                                      37,700           399
  De Beers Consolidated Mines ADR                              5,500           194
  Gencor                                                      44,000           193
  Kersaf Investments                                          48,600           381
  Liberty Life Association of Africa                          14,000           392
  Rembrandt Group                                             30,400           306
  Richemont                                                   26,500           360
  Sasol                                                       26,200           321
  Suncrush                                                   181,000           387
                                                                       -----------
    Total South Africa                                                       3,394
                                                                       -----------
SOUTH KOREA (1.5%)
  Pohang Iron & Steel ADR                                     21,000           609
                                                                       -----------

--------------------------------------------------------------------------

 --------------------------------------------------------------------------------
                                                                          VALUE
                                                         SHARES           (000)
 --------------------------------------------------------------------------------
THAILAND (1.7%)
  K.R. Precision, F                                           46,500     $     324
  Nation Publishing                                          120,000           344
                                                                       -----------
    Total Thailand                                                             668
                                                                       -----------
TURKEY (0.1%)
  Dogan Holding*                                           2,800,000            60
                                                                       -----------
Total Foreign Common Stocks
  (Cost $31,409)                                                            33,477
                                                                       -----------
FOREIGN PREFERRED STOCKS (6.2%)
BRAZIL (6.2%)
  Banco Bradesco                                          42,150,000           336
  Banco Itau SA                                              800,000           411
  Brahma                                                     440,000           319
  Cemig                                                    2,800,000           128
  Centrais Eletricas de Santa Catarina, Cl B                 103,000           124
  Globex Utilidades                                           15,500           235
  Lojas Renner                                             7,800,000           452
  Multibras Eletrodomes*                                     228,400           233
  Votorantim Celulose Papel*                               7,500,000           203
                                                                       -----------
Total Foreign Preferred Stocks
  (Cost $2,386)                                                              2,441
                                                                       -----------

 --------------------------------------------------------------------------------
                                                    FACE AMOUNT (G)
                                                         (000)
 --------------------------------------------------------------------------------
FOREIGN CONVERTIBLE BOND (0.4%)
TURKEY (0.4%)
  Medya Holdings Int'l 10.000%, 06/28/01              $       200              160
                                                                       -----------
Total Foreign Convertible Bond
  (Cost $175)                                                                  160
                                                                       -----------


 --------------------------------------------------------------------------------
                                                      FACE AMOUNT         VALUE
                                                         (000)            (000)
 --------------------------------------------------------------------------------
TIME DEPOSIT (7.6%)
  Cayman Island 5.250%, 06/02/97                      $     3,000        $   3,000
                                                                       -----------
Total Time Deposit
  (Cost $3,000)                                                              3,000
                                                                       -----------
Total Investments (98.9%)
  (Cost $36,970)                                                            39,078
                                                                       -----------
OTHER ASSETS AND LIABILITIES, NET (1.1%)                                       417
                                                                       -----------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on
    3,660,064 outstanding shares of beneficial
    interest                                                                37,181
  Undistributed net investment income                                          144
  Accumulated net realized gain on investments and
    foreign currency transactions                                               62
  Net unrealized appreciation on investments                                 2,108
                                                                       -----------
Total Net Assets (100.0%)                                                $  39,495
                                                                       -----------
                                                                       -----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                  $   10.79
                                                                       -----------
                                                                       -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

--------------------------------------------------------------------------

INTERNATIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
------------------------------------------------------------------------------
U.S. AND FOREIGN COMMON STOCKS (95.4%)
AUSTRALIA (2.7%)
  Amcor                                                     13,361     $    88
  Broken Hill Proprietary                                   20,656         297
  Coles Myer                                                30,235         141
  CRA                                                        5,542          91
  CSR                                                       27,994         103
  Lend Lease                                                 4,481          89
  Mount Isa Mines Holdings                                  42,910          64
  National Australia Bank                                   13,886         199
  Newscorp                                                  33,881         150
  Pacific Dunlop                                            28,455          79
  Western Mining                                            20,202         131
  Westpac Banking                                           36,880         200
                                                                       -------
    Total Australia                                                      1,632
                                                                       -------
AUSTRIA (1.6%)
  Bank of Austria                                            3,058         197
  Creditanstalt Bankverein                                   3,535         209
  Ea-Generali                                                  343          85
  Oest El Wirtsch, Cl A                                      2,245         161
  OMV                                                        1,715         218
  Wienerberger Baustoff                                        401          82
                                                                       -------
    Total Austria                                                          952
                                                                       -------
BELGIUM (2.1%)
  Bekaert                                                       30          18
  Delhaize Freres                                            1,000          50
  Electrabel                                                 1,000         224
  Fortis                                                     1,000         194
  Generale Banque                                              470         186
  Groupe Bruxelles Lambert                                     700         112
  Kredietbank                                                  290         119
  Petrofina                                                    500         176
  Royale Belge                                                 175          50
  Solvay, Cl A                                                 125          75
  Union Minere*                                                680          55
                                                                       -------
    Total Belgium                                                        1,259
                                                                       -------

------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
------------------------------------------------------------------------------

DENMARK (1.6%)
  Carlsberg, Cl B                                            1,427     $    84
  D/S 1912, Cl B                                                 6         209
  D/S Svendborg, Cl B                                            4         200
  Danisco                                                    2,210         131
  Novo Nordisk, Cl B                                         1,670         179
  Sophus Berendsen, Cl B                                       251          38
  Tele Danmark, Cl B                                         2,208         109
                                                                       -------
    Total Denmark                                                          950
                                                                       -------
FINLAND (0.8%)
  Merita*                                                   25,000          85
  Nokia, Cl K                                                2,300         150
  Outokumpu Oy Akt, Cl A                                     3,100          61
  Rauma                                                        303           7
  UPM-Kymmene                                                8,500         195
                                                                       -------
    Total Finland                                                          498
                                                                       -------
FRANCE (11.4%)
  Accor                                                        847         117
  Air Liquide                                                1,886         289
  Alcatel Alsthom                                            2,238         242
  Axa                                                        4,748         284
  Banque National Paris, Cl A                                3,350         137
  Bouygues                                                     950          82
  Carrefour                                                    603         396
  Cie Bancaire                                                 710          78
  Cie de Saint Gobain                                        2,265         312
  Cie Financiara Paribas                                       958          62
  Cie Generale des Eaux                                      2,045         251
  Cie Generale des Eaux Warrants*                            2,045           1
  Compagnie de Suez                                          2,963         151
  Elf Aquitaine                                              4,282         428
  Elf Sanofi                                                 2,573         223
  Eridania Beghin-Say                                        1,209         169
  Groupe Danone                                              1,764         265
  Havas                                                      1,300          87
  L'Oreal                                                    1,084         393
  Lafarge Coppee                                             2,218         142

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
------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
------------------------------------------------------------------------------
FRANCE--CONTINUED
  Legrand                                                      950     $   153
  Louis Vuitton-Moet Hennessy                                1,881         455
  Lyonnaise des Eaux Dumez                                   1,650         162
  Michelin, Cl B                                             2,844         155
  Pernod-Ricard                                              2,179         104
  Peugeot                                                    1,790         177
  Pinault-Printemps Redoute                                    400         168
  Promodes                                                     478         162
  Rhone-Poulenc, Cl A                                        8,500         275
  Schneider                                                  3,877         186
  Societe Generale                                           2,280         253
  Total Compaigne, Cl B                                      4,470         408
  Unibail                                                      400          39
                                                                       -------
    Total France                                                         6,806
                                                                       -------
GERMANY (19.2%)
  Aachener & Munchener Bete                                    166         154
  Allianz                                                    5,080       1,085
  BASF                                                      15,100         561
  Bayer                                                     21,960         857
  Bayerische Hypotheken und Wechselbank                      9,900         316
  Bayerische Vereinsbank                                     2,360          98
  Biersdorf                                                  3,340         179
  Colonia Konzern                                              310          31
  Daimler-Benz                                              13,630       1,053
  Degussa                                                    2,490         121
  Deutsche Bank                                             14,620         811
  Dresdner Bank Frankfurt                                   10,600         372
  Heidelberger Zement                                        2,490         235
  Hochtief                                                     260          11
  Karstadt                                                     625         219
  Linde                                                        391         271
  Lufthansa                                                 14,580         232
  Man Muenchen                                                  31           9
  Mannesmann                                                   853         349
  Metro AG                                                   3,063         333
  Munchener Ruckvers                                           256         656
------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
------------------------------------------------------------------------------

  Preussag                                                      11     $     3
  RWE                                                        6,340         273
  SAP                                                        1,900         339
  Schering                                                   1,810         182
  Siemens                                                   14,340         811
  Thyssen                                                    1,301         294
  Veba                                                      12,660         720
  Viag                                                         683         310
  Volkswagen                                                   961         624
                                                                       -------
    Total Germany                                                       11,509
                                                                       -------
HONG KONG (1.9%)
  Cathay Pacific Airways                                     9,000          14
  Cheung Kong Holdings                                      13,000         133
  China Light & Power                                       15,000          75
  Hang Seng Bank                                            10,200         122
  Hong Kong Telecommunications                              50,000         111
  HSBC Holdings                                             13,068         396
  Hutchison Whampoa                                         14,800         123
  Sun Hung Kai Properties                                    6,600          81
  Swire Pacific, Cl A                                        9,000          75
                                                                       -------
    Total Hong Kong                                                      1,130
                                                                       -------
ITALY (9.0%)
  Assicurazioni Generali                                    42,670         731
  Banca Commerciale Italiana                                33,500          66
  Benetton Group                                             9,448         132
  Credito Italiano                                          23,000          34
  Edison                                                    42,500         201
  ENI                                                       76,000         379
  Fiat                                                     139,000         456
  Fiat Non-Convertible                                      42,000          74
  Istituto Bancario san Paolo di Torino                     42,091         265
  Istituto Nazionale                                       323,919         447
  Italgas                                                    5,000          15
  Mediobanca                                                30,950         176
  Montedison*                                              134,680          82
  Olivetti*                                                142,500          41

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
------------------------------------------------------------------------------
ITALY--CONTINUED
  Parmalat Finanziaria                                     102,800     $   147
  Pirelli                                                  120,000         261
  RAS                                                       10,135          77
  Sirti                                                     19,500         112
  Telecom Italia                                           265,000         730
  Telecom Italia di Risp                                    63,000         138
  Telecom Italia Mobile                                    195,802         575
  Telecom Italia Mobile di Risp                            154,164         269
                                                                       -------
    Total Italy                                                          5,408
                                                                       -------
JAPAN (23.5%)
  Ajinomoto                                                 15,000         151
  Asahi Bank                                                20,000         131
  Asahi Chemical Industries                                 15,000          83
  Asahi Glass                                               12,000         116
  Bank of Tokyo-Mitsubushi                                  24,000         416
  Bank of Yokohama                                          11,000          55
  Bridgestone                                                9,000         203
  Chiba Bank                                                12,000          62
  Chiyoda                                                    5,000          24
  Citizen Watch                                             11,000          83
  Cosmo Oil                                                 12,000          55
  Dai Nippon Printing                                       12,000         240
  Daiei*                                                    11,000          72
  Daiwa Kosho Lease                                          5,000          38
  Daiwa Securities                                          18,000         132
  Ebara                                                      8,000         116
  Fanuc                                                        900          32
  Fuji Bank                                                 24,000         309
  Fuji Photo Film                                            5,000         194
  Fujitsu                                                   18,000         220
  Furukawa Electric                                         15,000          89
  Hankyu                                                     2,000          10
  Hitachi                                                   32,000         341
  Honda Motor                                                5,000         147
  Industrial Bank of Japan                                  20,000         241
  Ito Ham Foods                                              1,000           6
  Ito Yokado                                                 4,000         228
------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
------------------------------------------------------------------------------

  Itochu                                                    31,000     $   158
  Japan Air Lines*                                          16,000          68
  Japan Energy                                              11,000          28
  Joyo Bank                                                 14,300          70
  Jusco                                                      3,000         101
  Kansai Electric Power                                      9,800         184
  Kao                                                        7,000          95
  Kawasaki Steel                                            19,000          56
  Kinki Nippon Railway                                      26,000         156
  Kirin Brewery                                             15,000         148
  Komatsu                                                   13,000          98
  Kubota                                                    23,000         106
  Kyocera                                                    3,000         216
  Marui                                                      4,000          75
  Matsushita Electric                                       18,000         339
  Mitsubishi                                                21,000         247
  Mitsubishi Chemical                                       16,000          49
  Mitsubishi Electric                                       23,000         130
  Mitsubishi Estate                                          5,000          68
  Mitsubishi Heavy Industries                               43,000         310
  Mitsubishi Materials                                      35,000         136
  Mitsubishi Trust & Banking                                13,000         186
  Mitsui                                                    17,000         150
  Mitsui Trust & Banking                                    13,000          98
  Mitsukoshi                                                 7,000          49
  Murata Manufacturing                                       1,000          40
  NEC                                                       15,000         209
  New Oji Paper                                              9,000          52
  Nichido Fire & Marine Insurance                           15,000          91
  Nippon Express                                             5,000          39
  Nippon Oil                                                16,000          81
  Nippon Paper Industries*                                   1,000           5
  Nippon Sharyo                                              5,000          32
  Nippon Steel                                              39,000         114
  Nippon Yusen                                              27,000         111
  Nippondenso                                                7,000         175
  Nissan Motor                                              32,000         212
  NKK                                                       24,000          47
  Nomura Securities                                         19,000         225

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
------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
------------------------------------------------------------------------------
JAPAN--CONTINUED
  Obayashi                                                  13,000     $    80
  Odakyu Electric Railway                                   24,000         133
  Olympus Optical                                            8,000          68
  Osaka Gas                                                 44,000         116
  Sakura Bank                                               25,000         150
  Sankyo                                                     7,000         222
  Sanyo Electric                                             4,000          17
  Sega Enterprises                                           1,600          54
  Sekisui Chemical                                           7,000          73
  Sekisui House                                              7,000          69
  Sharp                                                     10,000         129
  Shimizu                                                    3,000          18
  Shin-Etsu Chemical                                         7,000         176
  Shizuoka Bank                                              9,000          87
  Skylark                                                    3,000          50
  Sony                                                       3,500         295
  Sumitomo Bank                                             28,000         387
  Sumitomo Chemical                                         20,000          83
  Sumitomo Metal                                            26,000          66
  Taisei                                                    35,000         150
  Takeda Chemical                                           15,000         380
  Tobu Railway                                              15,000          67
  Tohoku Electric Power                                      5,300          91
  Tokai Bank                                                20,000         165
  Tokio Marine & Fire Insurance                             34,000         400
  Tokyo Electric Power                                      15,900         303
  Tokyo Gas                                                 26,000          66
  Tokyu                                                     10,000          57
  Toppan Printing                                           11,000         151
  Toray                                                     24,000         163
  Tostem                                                     3,000          80
  Toto                                                       7,700          87
  Toyo Seikan Kaisha                                         3,300          63
  Toyoda Automatic Loom                                      4,000          87
  Toyota Motor                                              31,000         889
  Yamaichi Securities                                       15,000          43
  Yamanouchi Pharmaceutical                                  1,000          25
------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
------------------------------------------------------------------------------

  Yasuda Trust & Banking                                     5,000     $    15
                                                                       -------
    Total Japan                                                         14,103
                                                                       -------
NETHERLANDS (3.1%)
  ABN-Amro Holdings                                         10,668         197
  Akzo Nobel                                                   470          63
  ING Groep                                                  5,816         257
  Koninklijke                                                3,789         132
  Koninklijke Nederlanden Papierfabriek                        960          20
  Philips Electronics                                        2,550         139
  Royal Dutch Petroleum                                      3,580         691
  Unilever                                                   1,065         205
  Wolters Kluwer                                             1,479         178
                                                                       -------
    Total Netherlands                                                    1,882
                                                                       -------
NORWAY (1.2%)
  Bergesen, Cl A                                             4,150          96
  Hafslund Nycomed, Cl B                                     5,900          33
  Kvaerner                                                   2,000         115
  Norsk Hydro                                                7,825         391
  Nycomed Asa, Cl B                                          2,300          31
  Uni Storebrand*                                            9,987          66
                                                                       -------
    Total Norway                                                           732
                                                                       -------

INTERNATIONAL EQUITY INDEX FUND

SPAIN (4.7%)
  Argentaria Bancaria de Espana                              2,916         145
  Autopistas CESA                                            6,347          78
  Banco Bilbao Vizcaya                                       4,571         324
  Banco Central Hispano                                      4,255         137
  Banco de Santander                                         3,510         299
  Dragados Construccion                                      2,565          50
  Empresa Nacional de Electricidad                           5,473         418
  Fomento de Construcciones Contratas                          598          67
  Gas Natural                                                  828         158
  Iberdola                                                  16,206         199
  Mapfre                                                     1,018          55
  Repsol                                                     6,279         263
  Telefonica de Espana                                      19,933         575

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
------------------------------------------------------------------------------
SPAIN--CONTINUED
  Union Electrica Fenosa                                     7,629     $    68
                                                                       -------
    Total Spain                                                          2,836
                                                                       -------
SWEDEN (2.0%)
  Asea, Cl A                                                12,000         162
  Astra, Cl A                                               14,666         237
  Diligentia*                                                1,350          15
  Electrolux, Cl B                                           1,100          66
  Ericsson, Cl B                                             8,100         284
  Granges*                                                     550           7
  Skandinaviska Enskilda Banken                              7,700          79
  Skanska Rights*                                            1,800          --
  Skanska, Cl B                                              1,800          72
  Stora Kopparbergs Bergslags, Cl A                          5,000          74
  Svenska Cellulosa, Cl B                                    4,000          84
  Swedish Match                                              4,500          15
  Volvo, Cl B                                                3,950         109
                                                                       -------
    Total Sweden                                                         1,204
                                                                       -------
SWITZERLAND (2.3%)
  Nestle                                                       222         276
  Novartis                                                     244         331
  Roche Holdings, Bearer                                         7          92
  Roche Holdings, Genusshein                                    34         302
  Schweizerische Bankgesellschaft                              170         186
  Swiss Bank*                                                  875         210
                                                                       -------
    Total Switzerland                                                    1,397
                                                                       -------
UNITED KINGDOM (8.2%)
  Abbey National                                             8,291         119
  Barclays Bank                                             14,416         280
  Bass                                                       9,466         123
  BAT Industries                                            22,460         201
  BG                                                        20,778          69
  Blue Circle Industries                                    12,797          88
  British Petroleum                                         41,753         495
  British Telecommunications                                20,475         148
  BTR                                                       43,929         143
  Cable & Wireless                                          22,390         183
------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
------------------------------------------------------------------------------

  Centrica*                                                 20,778     $    22
  Energy Group*                                              9,677          87
  General Electric                                          21,236         121
  Glaxo Wellcome                                            19,999         399
  Grand Metropolitan                                        23,365         217
  Great Universal Stores                                     7,352          78
  Guinness                                                  18,085         168
  Hanson                                                    12,096          62
  HSBC Holdings                                              7,895         245
  Imperial Chemical                                         11,454         152
  Marks & Spencer                                           40,514         337
  National Power                                             9,177          83
  Reuters                                                   13,125         147
  RMC Group                                                  2,799          42
  RTZ                                                       13,785         236
  Sainsbury, J.                                             11,344          65
  Smithkline Beecham                                        20,334         350
  Unilever                                                   6,230         167
  Vodafone Group                                            22,646         100
                                                                       -------
    Total United Kingdom                                                 4,927
                                                                       -------
UNITED STATES (0.1%)
  Millennium Chemicals*                                      1,382          27
                                                                       -------
    Total U.S. and Foreign Common Stocks (Cost $48,937)
                                                                        57,252
                                                                       -------
FOREIGN PREFERRED STOCKS (1.3%)
FINLAND (0.3%)
  Nokia, Cl A                                                2,400         157
                                                                       -------
GERMANY (0.9%)
  RWE                                                        3,730         131
  SAP                                                        1,380         251
  Volkswagen                                                   297         146
                                                                       -------
    Total Germany                                                          528
                                                                       -------
ITALY (0.1%)
  Fiat                                                      42,800          72
                                                                       -------
Total Foreign Preferred Stocks (Cost $571)                                 757
                                                                       -------

--------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
------------------------------------------------------------------------------
Total Investments (96.7%)
  (Cost $49,508)                                                       $58,009
                                                                       -------
OTHER ASSETS AND LIABILITIES, NET (3.3%)                                 1,999
                                                                       -------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 4,717,839
    outstanding shares of beneficial interest                           43,186
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 496,770
    outstanding shares of beneficial interest                            4,962
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 80,102
    outstanding shares of beneficial interest                              829
  Undistributed net investment income                                      220
  Accumulated net realized gain on investments and
    foreign currency transactions                                        2,335
------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
------------------------------------------------------------------------------

  Net unrealized appreciation on investments                           $ 8,501
  Net unrealized depreciation on foreign currency and
    translation of other assets and liabilities in
    foreign currency                                                       (25)
                                                                       -------
Total Net Assets (100.0%)                                              $60,008
                                                                       -------
                                                                       -------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $ 11.34
                                                                       -------
                                                                       -------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                      $ 11.26
                                                                       -------
                                                                       -------
Maximum Offering Price Per Share -- Investor Shares
  ($11.26  DIVIDED BY 96.25%)                                          $ 11.70
                                                                       -------
                                                                       -------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                             $ 11.24
                                                                       -------
                                                                       -------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
INTERNATIONAL EQUITY FUND

 --------------------------------------------------------------------------------
                                                                           VALUE
                                                            SHARES         (000)
 --------------------------------------------------------------------------------
FOREIGN COMMON STOCKS (97.3%)
ARGENTINA (0.9%)
  YPF ADR, Cl D                                               160,000    $    4,800
                                                                        -----------
AUSTRALIA (2.0%)
  Australia & New Zealand Bank Group                          350,000         2,396
  Faulding (F.H.) &Co.                                        405,124         2,412
  QBE Insurance                                               922,000         5,486
                                                                        -----------
    Total Australia                                                          10,294
                                                                        -----------
BRAZIL (2.8%)
  Souza Cruz                                                  838,000         7,827
  Telecom Brasileiras ADR                                      47,800         6,567
                                                                        -----------
    Total Brazil                                                             14,394
                                                                        -----------
CANADA (3.3%)
  Bank of Montreal                                             71,991         2,744
  Bombardier, Cl B                                            201,000         4,220
  CAE                                                         436,729         3,431
  Royal Bank of Canada                                         57,000         2,468
  Suncor                                                      158,000         3,918
                                                                        -----------
    Total Canada                                                             16,781
                                                                        -----------
DENMARK (0.9%)
  Sophus Berendsen, Cl B                                       29,550         4,471
                                                                        -----------
FINLAND (4.3%)
  Cultor, Ser 2                                                82,400         4,129
  Finnlines                                                   100,000         2,777
  Metra, Cl B                                                 195,000         5,529
  Nokia ADR, Cl A                                              41,000         2,706
  Rauma                                                        72,200         1,683
  UPM - Kymmene                                               208,000         4,774
                                                                        -----------
    Total Finland                                                            21,598
                                                                        -----------
FRANCE (9.7%)
  Accor                                                        34,000         4,708
  Christian Dior                                               30,850         4,832
  Cie Generale d'Industrie et de Participations                23,000         6,524

 --------------------------------------------------------------------------------
                                                                           VALUE
                                                            SHARES         (000)
 --------------------------------------------------------------------------------

  Credit Local de France                                       55,000    $    5,131
  Lafarge Coppee                                               38,000         2,427
  Lagardere Groupe                                            158,000         4,643
  SGS-Thomson Microelectronics ADR*                            66,000         5,511
  Technip                                                     153,113        15,714
                                                                        -----------
    Total France                                                             49,490
                                                                        -----------
GERMANY (3.3%)
  Siemens                                                      48,000         2,713
  Veba                                                         79,600         4,525
  Volkswagen                                                   14,300         9,288
                                                                        -----------
    Total Germany                                                            16,526
                                                                        -----------
GREECE (2.0%)
  Greek Telecom                                               411,840        10,253
                                                                        -----------
HONG KONG (1.2%)
  HSBC Holdings                                               192,645         5,843
                                                                        -----------
HUNGARY (0.6%)
  Gedeon Richter                                               32,000         2,656
  Gedeon Richter GDR                                            3,000           249
                                                                        -----------
    Total Hungary                                                             2,905
                                                                        -----------
INDONESIA (0.5%)
  Modern Photo Film, F                                        736,500         2,681
                                                                        -----------
ISRAEL (2.1%)
  ECI Telecommunications                                      319,000         7,377
  Technomatrix Technologies                                   105,500         3,244
                                                                        -----------
    Total Israel                                                             10,621
                                                                        -----------
ITALY (3.1%)
  Banca Popolare di Milano                                    500,000         2,686
  ENI                                                         933,000         4,655
  Istituto Bancario san Paolo di Torino                       450,002         2,831
  Saipem                                                    1,057,000         5,376
                                                                        -----------
    Total Italy                                                              15,548
                                                                        -----------

--------------------------------------------------------------------------

 --------------------------------------------------------------------------------
                                                                           VALUE
                                                            SHARES         (000)
 --------------------------------------------------------------------------------
JAPAN (8.8%)
  Canon                                                       215,000    $    5,448
  FCC                                                          97,000         2,516
  Fuji Photo Film                                             139,000         5,385
  Honda Motor                                                 282,000         8,285
  Sony                                                         99,400         8,377
  TDK                                                          69,000         5,299
  Terumo                                                      546,000         9,615
                                                                        -----------
    Total Japan                                                              44,925
                                                                        -----------
MALAYSIA (0.9%)
  UMW Holdings                                                844,000         4,334
                                                                        -----------
MEXICO (2.5%)
  Fomento Econo Mexicana, Cl B                              1,676,000         8,906
  Panamerican Beverage, Cl A                                  130,200         3,776
                                                                        -----------
    Total Mexico                                                             12,682
                                                                        -----------
NETHERLANDS (5.5%)
  Akzo Nobel                                                   53,000         7,051
  Hollandsche Beton Groep                                      28,658         6,590
  ING Groep                                                   327,938        14,486
                                                                        -----------
    Total Netherlands                                                        28,127
                                                                        -----------
NEW ZEALAND (1.0%)
  Fletcher Challenge Building Division                      1,831,500         5,114
                                                                        -----------
PANAMA (1.4%)
  Banco Latinamericano de Exportaciones                       150,400         7,088
                                                                        -----------
PERU (1.1%)
  CPT Telefoncia del Peru                                     109,000         2,766
  Credicorp                                                   124,449         2,816
                                                                        -----------
    Total Peru                                                                5,582
                                                                        -----------
PHILIPPINES (1.1%)
  Benpres GDR*                                                775,961         5,509
                                                                        -----------
PORTUGAL (1.5%)
  Banco Espirito Santo                                        120,400         2,493
 --------------------------------------------------------------------------------
                                                                           VALUE
                                                            SHARES         (000)
 --------------------------------------------------------------------------------

  Portugal Telecom ADR                                        134,300    $    5,171
                                                                        -----------
    Total Portugal                                                            7,664
                                                                        -----------
SINGAPORE (0.7%)
  Elec & Eltek International                                  599,000         3,534
                                                                        -----------
SOUTH AFRICA (5.0%)
  Barlow                                                      442,000         4,676
  De Beers Consolidated Mines ADR                              70,200         2,475
  First National Bank                                         373,000         2,911
  Gencor                                                    1,048,000         4,599
  Liberty Life Association of Africa                           50,000         1,399
  Rembrandt Group                                             446,000         4,494
  Sasol                                                       385,000         4,720
                                                                        -----------
    Total South Africa                                                       25,274
                                                                        -----------
SOUTH KOREA (3.4%)
  Pohang Iron & Steel                                         107,531         9,209
  Samsung Electronics                                          29,590         2,897
  Samsung Electronics Rights*                                     490            11
  Sindo Ricoh                                                  91,400         5,282
                                                                        -----------
    Total South Korea                                                        17,399
                                                                        -----------
SPAIN (3.4%)
  Corporacion Financiera Alba                                  49,000         5,391
  Telefonica de Espana                                        414,000        11,946
                                                                        -----------
    Total Spain                                                              17,337
                                                                        -----------
SWEDEN (3.1%)
  Castellum AB*                                               130,000           906
  Ericsson, Cl B                                              168,100         5,899
  Skandia Forsakrings                                         250,000         8,822
                                                                        -----------
    Total Sweden                                                             15,627
                                                                        -----------
SWITZERLAND (6.7%)
  Asea Brown Boveri                                             4,215         5,785
  Nestle                                                        9,000        11,194
  Novartis, Registered                                         12,640        17,151
                                                                        -----------
    Total Switzerland                                                        34,130
                                                                        -----------

 --------------------------------------------------------------------------------
                                                                           VALUE
                                                            SHARES         (000)
 --------------------------------------------------------------------------------
UNITED KINGDOM (14.5%)
  Avis Europe*                                              2,500,000    $    5,356
  Bank of Ireland                                             769,715         8,327
  Bass                                                        400,000         5,187
  BOC Group                                                   163,000         2,735
  Granada Group                                               315,000         4,464
  Halma                                                     1,196,000         3,442
  London Forfaiting                                         1,763,200        11,577
  Morgan Crucible                                             717,432         5,344
  Powerscreen                                                 513,100         5,232
  Railtrack Group*                                            462,000         4,835
  Reckit & Colman                                             554,000         7,791
  Smithkline Beecham                                          306,484         5,270
  Vodafone Group                                              980,000         4,343
                                                                        -----------
    Total United Kingdom                                                     73,903
                                                                        -----------
Total Foreign Common Stocks
  (Cost $429,604)                                                           494,434
                                                                        -----------

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT
                                                            (000)
 --------------------------------------------------------------------------------
TIME DEPOSIT (2.8%)
  Cayman Island
    5.250%, 06/02/97                                      $    14,500        14,500
                                                                        -----------
Total Time Deposit
  (Cost $14,500)                                                             14,500
                                                                        -----------
Total Investments (100.1%)
  (Cost $444,104)                                                           508,934
                                                                        -----------
  OTHER ASSETS AND LIABILITIES, NET (-0.1%)                                    (560)
                                                                        -----------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 35,898,515
    outstanding shares of beneficial interest                               399,733
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 786,012
    outstanding shares of beneficial interest                                 9,162
 --------------------------------------------------------------------------------
                                                                           VALUE
                                                                           (000)
 --------------------------------------------------------------------------------
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 621,903
    outstanding shares of beneficial interest                            $    7,607
  Undistributed net investment income                                           834
  Accumulated net realized gain on investments and
    foreign currency transactions                                            26,202
  Net unrealized appreciation on investments                                 64,830
  Net unrealized appreciation on foreign currency and
    translation of other assets and liabilities in
    foreign currency                                                              6
                                                                        -----------
Total Net Assets (100.0%)                                                $  508,374
                                                                        -----------
                                                                        -----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                  $    13.63
                                                                        -----------
                                                                        -----------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                        $    13.58
                                                                        -----------
                                                                        -----------
Maximum Offering Price Per Share -- Investor Shares
  ($13.58  DIVIDED BY 96.25%)                                            $    14.11
                                                                        -----------
                                                                        -----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                               $    13.47
                                                                        -----------
                                                                        -----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
SUNBELT EQUITY FUND

-------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
-------------------------------------------------------------------------------
COMMON STOCKS (94.3%)
BASIC MATERIALS (1.2%)
  Blount International                                     100,649     $  4,152
  Citation*                                                 65,268          971
                                                                       --------
    Total Basic Materials                                                 5,123
                                                                       --------
CAPITAL GOODS (9.2%)
  Agco                                                     145,197        4,628
  American Buildings*                                      156,275        4,415
  American Homestar*                                       156,914        3,138
  Browning Ferris Industries                                60,659        1,987
  Greenfield Industries                                    143,198        3,723
  Intermet                                                 301,822        4,226
  Maverick Tube*                                           126,699        3,833
  Palm Harbor Homes*                                       126,814        3,583
  Roper Industries                                          41,105        2,019
  Tracor*                                                   79,461        2,016
  Watsco                                                   164,769        4,778
                                                                       --------
    Total Capital Goods                                                  38,346
                                                                       --------
COMMUNICATION SERVICES (2.3%)
  Premiere Technologies*                                   162,964        4,380
  U.S. Long Distance*                                      335,286        5,197
                                                                       --------
    Total Communication Services                                          9,577
                                                                       --------
CONSUMER CYCLICALS (19.1%)
  Barnett*                                                 251,979        5,607
  Books-A-Million*                                         364,468        1,868
  Central Parking                                           86,890        2,715
  Claire's Stores                                          190,753        3,672
  Dollar General                                           236,344        7,947
  Family Dollar Stores                                     159,553        4,108
  Heilig-Meyers                                            413,167        6,817
  Home Depot                                                64,703        4,076
  Miller Industries*                                       524,807        8,594
  O'Charleys*                                              109,669        1,563
  Pier 1 Imports                                            79,777        1,785
  Play By Play Toys & Novelties*                            90,204        1,409
  Promus Hotel*                                            199,826        7,219
  Rare Hospitality International*                          221,310        3,486

-------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
-------------------------------------------------------------------------------

  Richfood Holdings                                        275,860     $  6,379
  Stein Mart*                                              198,738        6,012
  Tractor Supply*                                          169,673        3,478
  Suburban Lodges of America*                              119,666        2,513
                                                                       --------
    Total Consumer Cyclicals                                             79,248
                                                                       --------
CONSUMER STAPLES (1.9%)
  Flowers Industries                                       179,497        3,164
  Tyson Foods                                              224,809        4,609
                                                                       --------
    Total Consumer Staples                                                7,773
                                                                       --------
ENERGY (21.7%)
  Anadarko Petroleum                                        74,294        4,681
  BJ Services*                                              86,013        4,752
  Baker Hughes                                             110,638        4,149
  Cairn Energy USA*                                         70,547          833
  Diamond Offshore Drilling*                               122,095        8,684
  Ensco International*                                     109,330        5,453
  Global Industries*                                       264,743        5,824
  Global Marine*                                           289,298        6,509
  Nuevo Energy*                                            218,321        9,524
  Oceaneering International*                               104,407        1,775
  Offshore Logistics*                                      167,668        3,039
  Pride Petroleum Service*                                 365,188        8,125
  Production Operators                                      80,518        5,385
  St Mary Land & Exploration                                79,777        2,533
  Stone Energy*                                            288,296        8,072
  Tidewater                                                126,926        5,347
  Transocean Offshore                                       45,716        3,154
  World Fuel Services                                      104,839        2,110
                                                                       --------
    Total Energy                                                         89,949
                                                                       --------
FINANCIALS (6.9%)
  AmSouth Bancorp                                           60,660        2,373
  BB&T                                                      21,029          841
  CCB Financial                                             52,650        3,699
  Central Fidelity Banks                                    28,307          828
  Cullen/Frost Bankers                                      22,646          892
  Equity Inns REIT                                         222,416        2,919
  Fairfield Communities*                                   131,638        4,393

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

-------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
-------------------------------------------------------------------------------
FINANCIALS--CONTINUED
  First Enterprise Financial Group*                        161,692     $    950
  First Virginia Banks                                      16,176          906
  Regions Financial                                         13,749          822
  Texas Regional Bancshares, Cl A                           44,300        1,384
  Triad Guaranty*                                          122,286        4,249
  Union Planters                                            62,171        2,938
  Winston Hotels REIT                                      117,435        1,541
                                                                       --------
    Total Financials                                                     28,735
                                                                       --------
HEALTH CARE (9.7%)
  Beverly Enterprises*                                     487,197        6,882
  Compdent*                                                186,165        3,374
  Gulf South Medical Supply*                               271,411        5,360
  Healthsouth*                                             151,776        3,472
  Owens & Minor Holding                                    197,426        2,493
  Phycor*                                                  255,733        7,320
  Quorum Health Group*                                     241,231        8,534
  Serologicals*                                            139,340        2,665
                                                                       --------
    Total Health Care                                                    40,100
                                                                       --------
SERVICE INDUSTRIES (5.5%)
  Billing Information Concepts*                             40,440        1,173
  Education Medical*                                       159,694        1,437
  Norrell                                                  240,634        7,760
  Nova*                                                    198,384        3,596
  PMT Services*                                            343,137        5,490
  Staffmark*                                               183,054        3,432
                                                                       --------
    Total Service Industries                                             22,888
                                                                       --------
TECHNOLOGY (12.5%)
  Acxiom*                                                  165,803        2,819
  BDM International*                                       191,467        4,978
  Benchmark Electronics*                                   136,047        4,779
  Cybex Computer Products*                                  79,847        1,452
  Harbinger*                                               155,395        4,817
  Input/Output*                                            250,551        4,447
-------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
-------------------------------------------------------------------------------

  National Data                                            133,001     $  5,835
  Nichols Research*                                        252,683        4,927
  SCB Computer Technology*                                 342,063        7,867
  SCI Systems*                                               5,905          384
  Sterling Commerce*                                       240,417        7,994
  Wandel & Goltermann Technologies*                        135,258        1,691
                                                                       --------
    Total Technology                                                     51,990
                                                                       --------
TRANSPORTATION (4.3%)
  American Freightways*                                    388,181        5,338
  Hunt J B Transportation Services                         538,819        8,217
  MTL*                                                      85,327        1,963
  USA Truck*                                               228,340        2,169
                                                                       --------
    Total Transportation                                                 17,687
                                                                       --------
Total Common Stocks (Cost $310,998)                                     391,416
                                                                       --------
-------------------------------------------------------------------------------
                                                         FACE AMOUNT
                                                            (000)
-------------------------------------------------------------------------------
CONVERTIBLE BONDS (3.4%)
  Career Horizons,
    CV to 88.1340 Shares
    7.000%, 11/01/02                                       $ 2,507        5,534
  Pride Petroleum Services,
    CV to 81.6327 Shares
    6.250%, 02/15/06                                           792        1,465
  SCI Finance LLC,
    CV to 1.6617 Shares                                         37        4,247
  Sci Systems,
    CV to 20.5128 Shares
    5.000%, 05/01/06                                         2,059        3,009
                                                                       --------
Total Convertible Bonds
  (Cost $13,110)                                                         14,255
                                                                       --------

--------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.8%)
  Deutsche Bank
    5.51%, dated 05/30/97, matures 06/02/97, repurchase
    price $3,328,353 (collateralized by U.S. Treasury
    Note, par value $3,373,000, 5.125%, 12/31/98: total
    market value $3,393,654)                               $ 3,327     $  3,327
                                                                       --------
Total Repurchase Agreement
  (Cost $3,327)                                                           3,327
                                                                       --------
Total Investments (98.5%)
  (Cost $327,435)                                                       408,998
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (1.5%)                                  6,157
                                                                       --------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 28,714,327
    outstanding shares of beneficial interest                           292,778
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 2,151,656
    outstanding shares of beneficial interest                            21,236
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 437,822
    outstanding shares of beneficial interest                             5,505
-------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
-------------------------------------------------------------------------------

  Undistributed net investment income                                  $     39
  Accumulated net realized gain on investments                           14,034
  Net unrealized appreciation on investments                             81,563
                                                                       --------
Total Net Assets (100.0%)                                              $415,155
                                                                       --------
                                                                       --------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $  13.28
                                                                       --------
                                                                       --------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                      $  13.06
                                                                       --------
                                                                       --------
Maximum Offering Price Per
  Share -- Investor Class
  ($13.06  DIVIDED BY 96.25%)                                          $  13.57
                                                                       --------
                                                                       --------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)(2)                                          $  13.00
                                                                       --------
                                                                       --------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A
  DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE
  FINANCIAL STATEMENTS.

(2) REPRESENTS NAV ON LAST BUSINESS DAY -- MAY 30, 1997.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

--------------------------------------------------------------------------

INVESTMENT GRADE TAX-EXEMPT BOND FUND

-----------------------------------------------------------------------------
                                                    FACE AMOUNT     VALUE
                                                       (000)        (000)
-----------------------------------------------------------------------------
MUNICIPAL BONDS (102.3%)
ARIZONA (1.7%)
  Northern Arizona University Revenue, RB,
    Callable 06/01/02 @ 101 (FGIC)
    6.300%, 06/01/05                                $     2,770    $    2,948
                                                                 ------------
CALIFORNIA (4.2%)
  Los Angeles, California Participation Note, COP,
    Pre-Refunded 06/01/99 @ 102 (F)
    7.000%, 06/01/09                                      3,765         4,039
  Northern California, Power Agency, RB (AMBAC)
    5.850%, 07/01/10                                      1,295         1,384
  State University, California Public Works, RB,
    Pre-Refunded 10/01/02 @ 102 (F)
    6.700%, 10/01/17                                      1,800         2,012
                                                                 ------------
    Total California                                                    7,435
                                                                 ------------
FLORIDA (12.2%)
  Hillsborough County, Capital Improvement
    Program, Ser B, RB, Callable 07/01/06
    @ 102 (MBIA)
    5.125%, 07/01/22                                      3,300         3,073
  Okeechobee Correctional Facility, COP (AMBAC)
    5.800%, 03/01/03                                      1,000         1,044
  Orange County, Health Facilities Authority, RB
    (MBIA)
    6.250%, 10/01/13                                      1,000         1,093
  Reedy Creek, Improvement District Utility, Ser
    1991-1, RB, Pre-Refunded 10/01/01 @ 101 (MBIA)
    (F)
    6.500%, 10/01/16                                      2,000         2,169

-----------------------------------------------------------------------------
                                                    FACE AMOUNT     VALUE
                                                       (000)        (000)
-----------------------------------------------------------------------------

  State Board of Education, Capital Outlay, Ser C,
    GO, Pre-Refunded 06/01/02 @ 101 (F)
    6.625%, 06/01/22                                $     1,950    $    2,139
  State Department of Natural Resources,
    Environmental Preservation 2000 Project, Ser
    A, RB, Callable 07/01/01 @ 102 (AMBAC)
    6.750%, 07/01/13                                      2,000         2,164
  Tampa, Allegany Health, RB, Pre-Refunded
    12/01/99 @ 102 (FGIC) (F) 7.375%, 12/01/23            3,500         3,814
  Tampa, Capital Improvement Program, Ser B, RB,
    Callable 10/01/98 @ 100 (E)
    8.375%, 10/01/18                                      1,000         1,051
  Volusia County, Health Facility Authority, Aces
    Pooled Hospital Program, RB, VRDN, (FGIC) (C)
    (D)
    3.900%, 11/01/15                                      2,700         2,700
  Volusia County, Master Lease Program, COP,
    Pre-Refunded 08/01/01 @ 102 (FSA) (F)
    6.625%, 08/01/06                                      2,000         2,190
                                                                 ------------
    Total Florida                                                      21,437
                                                                 ------------
GEORGIA (5.7%)
  Cobb County, School District, GO
    6.000%, 02/01/01                                      5,900         6,194
  Murray County, School District, GO
    4.800%, 04/01/00                                      1,150         1,160
    4.875%, 10/01/00                                      1,200         1,214

74
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
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                                                    FACE AMOUNT     VALUE
                                                       (000)        (000)
-----------------------------------------------------------------------------
GEORGIA--CONTINUED
  State, GO
    7.250%, 07/01/99                                $     1,305    $    1,381
                                                                 ------------
    Total Georgia                                                       9,949
                                                                 ------------
HAWAII (3.1%)
  State, GO
    5.750%, 01/01/07                                      5,150         5,421
                                                                 ------------
ILLINOIS (3.6%)
  Chicago, Board of Education, GO (AMBAC)
    6.750%, 12/01/09                                      1,000         1,132
  Chicago, State Board of Education, GO (MBIA)
    6.250%, 12/01/09                                      2,745         3,021
  State Health Facilities Authority, Trinity
    Medical Center Project, RB, Callable 07/01/02
    @ 102 (FSA)
    7.000%, 07/01/12                                      2,000         2,189
                                                                 ------------
    Total Illinois                                                      6,342
                                                                 ------------
INDIANA (3.6%)
  Beech Grove, School Building, RB (MBIA)
    6.250%, 07/05/16                                      2,265         2,464
  Health Facilities Financing Authority, Community
    Hospitals of Indiana, RB, Pre-Refunded
    07/01/01 @ 102 (MBIA) (F)
    7.000%, 07/01/21                                      3,500         3,869
                                                                 ------------
    Total Indiana                                                       6,333
                                                                 ------------
MARYLAND (5.1%)
  Baltimore, Metropolitan District, GO, Callable
    07/01/02 @ 102
    5.900%, 07/01/04                                      1,000         1,067
-----------------------------------------------------------------------------
                                                    FACE AMOUNT     VALUE
                                                       (000)        (000)
-----------------------------------------------------------------------------

  Montgomery County Public Improvement, Ser A, GO
    5.200%, 10/01/00                                $     5,725    $    5,866
  Montgomery County, Ser A, GO
    5.100%, 04/01/99                                      2,000         2,032
                                                                 ------------
    Total Maryland                                                      8,965
                                                                 ------------
MASSACHUSETTS (4.8%)
  Boston, City Hospital Project, RB, Callable
    08/15/00 @ 102 (FHA)
    7.650%, 02/15/10                                      1,275         1,410
  Commonwealth of Massachusetts, GO, VRDN (C) (D)
    4.000%, 12/01/97                                      7,010         7,010
                                                                 ------------
    Total Massachusetts                                                 8,420
                                                                 ------------
NEBRASKA (1.2%)
  Omaha, Public Power & Electric Authority, Ser A,
    RB, Pre-Refunded 02/01/02 @ 101.50 (F)
    6.500%, 02/01/17                                      2,000         2,180
                                                                 ------------
NEW JERSEY (21.1%)
  Economic Development Authority, Water
    Facilities,
    Ser PJ-B, RB, VRDN (AMBAC) (C) (D)
    3.750%, 11/01/25                                      7,000         7,000
  State, Transportation Anticipation Note, Ser A,
    RB, Callable 03/01/01 @ 100 (FSA)
    4.900%, 09/01/01                                      3,750         3,793
  State, Transportation Anticipation Note, Ser A,
    RB, Callable 03/01/03 @ 100 (FSA)
    5.400%, 09/01/02                                      7,000         7,218
    5.500%, 09/01/03                                     13,000        13,478

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

-----------------------------------------------------------------------------
                                                    FACE AMOUNT     VALUE
                                                       (000)        (000)
-----------------------------------------------------------------------------
NEW JERSEY--CONTINUED
  State, Transportation Anticipation Note, Ser A,
    RB, Callable 03/01/00 @ 100 (FSA)
    4.800%, 09/01/00                                $     5,500    $    5,546
                                                                 ------------
    Total New Jersey                                                   37,035
                                                                 ------------
NEW YORK (20.2%)
  New York, Ser B, GO
    5.600%, 08/15/06                                      1,500         1,513
  New York, Ser J, GO (MBIA)
    6.000%, 02/15/05                                      3,000         3,194
  State, Pre-Refunded 03/01/00 @ 102 (AMBAC) (F)
    7.100%, 03/01/20                                      1,650         1,794
  State Dorm Authority, RB, Callable 07/01/14 @
    100 (FSA)
    5.750%, 07/01/18                                      1,800         1,860
  State Dorm Authority, State University
    Educational Facilities, RB (FGIC)
    5.875%, 05/15/11                                      2,000         2,115
  State Dorm Authority, State University
    Educational Facilities, Ser A, RB,
    Pre-Refunded 05/15/00 @ 102 (F)
    7.700%, 05/15/12                                      5,000         5,539
  State Local Assistance Corporation, Ser A, RB,
    Pre-Refunded 04/01/01 @ 102 (F)
    7.000%, 04/01/16                                      5,000         5,524
  State Urban Development RB, Callable 01/01/03 @
    102 (AMBAC)
    5.625%, 01/01/07                                      2,300         2,391
-----------------------------------------------------------------------------
                                                    FACE AMOUNT     VALUE
                                                       (000)        (000)
-----------------------------------------------------------------------------

  State Urban Development, RB, Pre-Refunded
    01/01/01 @ 102 (F)
    7.875%, 01/01/10                                $     3,000    $    3,383
  State Urban Development, Ser A, RB (MBIA)
    6.250%, 04/01/06                                      2,000         2,186
  Triborough, New York, State Bridge & Tunnel
    Authority, Ser S, RB, Pre-Refunded 01/01/01 @
    101.5 (F)
    7.000%, 01/01/11                                      2,000         2,191
  Triborough, New York, State Bridge & Tunnel
    Authority,
    Ser X, RB, Callable 01/01/02 @ 101.50 6.250%,
    01/01/04                                              3,550         3,802
                                                                 ------------
    Total New York                                                     35,492
                                                                 ------------
NORTH CAROLINA (0.8%)
  Johnston County, COP (MBIA)
    4.150%, 09/01/98                                      1,380         1,382
                                                                 ------------
PENNSYLVANIA (0.6%)
  Philadelphia, Water & Waste, RB (MBIA)
    6.250%, 08/01/12                                      1,050         1,150
                                                                 ------------
TENNESSEE (3.7%)
  Shelby County, GO, Pre-Refunded 12/01/00 @ 102
    (F)
    6.250%, 12/01/09                                      2,000         2,149
  State, GO
    5.000%, 05/01/99                                      4,220         4,284
                                                                 ------------
    Total Tennessee                                                     6,433
                                                                 ------------
TEXAS (5.3%)
  El Paso, GO, Callable 08/15/07 @ 100 (FGIC)
    5.000%, 08/15/11                                      1,000           964
    5.000%, 08/15/12                                      1,000           958

76
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
-----------------------------------------------------------------------------
                                                    FACE AMOUNT     VALUE
                                                       (000)        (000)
-----------------------------------------------------------------------------

INVESTMENT GRADE TAX-EXEMPT BOND FUND

TEXAS--CONTINUED
  Harris County, Health Facility Development, Ser
    A, RB
    6.000%, 06/01/12                                $     3,990    $    4,234
  Texas Water Development Board State Revolving
    Fund - Senior Lien, RB, Callable 07/15/02 @
    102
    6.000%, 07/15/03                                      2,000         2,133
  University of Texas, RB
    6.300%, 08/15/99                                      1,000         1,041
                                                                 ------------
    Total Texas                                                         9,330
                                                                 ------------
UTAH (1.0%)
  Intermountain Power Agency,
    Ser E, RB (FSA)
    6.250%, 07/01/09                                      1,545         1,699
                                                                 ------------
VIRGINIA (2.9%)
  Fairfax County, Ser C, GO, Callable 05/01/03 @
    102
    5.250%, 05/01/07                                      5,000         5,107
                                                                 ------------
WASHINGTON (0.6%)
  Grant County, Washington School District, GO
    (FGIC)
    6.000%, 12/01/08                                      1,000         1,073
                                                                 ------------

-----------------------------------------------------------------------------
                                                    FACE AMOUNT     VALUE
                                                       (000)        (000)
-----------------------------------------------------------------------------

WISCONSIN (0.9%)
  Milwaukee County, Ser A, GO (MBIA)
    5.250%, 10/01/03                                $     1,550    $    1,593
                                                                 ------------
    Total Municipal Bonds
      (Cost $178,251)                                                 179,724
                                                                 ------------
CASH EQUIVALENTS (9.9%)
  AIM Management Institutional Tax-Free Portfolio
    (C)                                                   8,685         8,685
  SEI Tax Exempt Trust Institutional Tax Free
    Portfolio (C)                                         8,753         8,753
                                                                 ------------
Total Cash Equivalents
  (Cost $17,438)                                                       17,438
                                                                 ------------
Total Investments (112.2%) (Cost $195,689)                            197,162
                                                                 ------------
OTHER ASSETS AND LIABILITIES (-12.2%)
Investment securities purchased payable                               (24,673)
Other assets and liabilities, net                                       3,193
                                                                 ------------
Total Other Assets and Liabilities                                    (21,480)
                                                                 ------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

-----------------------------------------------------------------------------
                                                                    VALUE
                                                                    (000)
-----------------------------------------------------------------------------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on
    12,396,746 outstanding shares of beneficial
    interest                                                       $  137,067
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on
    2,834,763 outstanding shares of beneficial
    interest                                                           30,459
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on
    416,782 outstanding shares of beneficial
    interest                                                            4,716
  Accumulated net realized gain on investments                          1,967
  Net unrealized appreciation on investments                            1,473
                                                                 ------------
Total Net Assets (100.0%)                                          $  175,682
                                                                 ------------
                                                                 ------------
-----------------------------------------------------------------------------
                                                                    VALUE
                                                                    (000)
-----------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                            $    11.22
                                                                 ------------
                                                                 ------------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                  $    11.24
                                                                 ------------
                                                                 ------------
Maximum Offering Price Per Share -- Investor Class
  ($11.24  DIVIDED BY 96.25%)                                      $    11.68
                                                                 ------------
                                                                 ------------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                         $    11.23
                                                                 ------------
                                                                 ------------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A

    POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

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FLORIDA TAX-EXEMPT BOND FUND

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                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS (89.0%)
FLORIDA (78.7%)
  Alachua County, State Health Facilities Authority,
    Ser B, RB, VRDN (MBIA) (C) (D)
    3.900%, 12/01/26                                       $2,300      $ 2,300
  Brevard County, School Board, Ser A, COP (AMBAC)
    5.400%, 07/01/12                                        1,500        1,510
  Brevard County, State Health Facilities Authority,
    Holmes Medical Center Project, RB, Callable
    10/01/03 @ 102 (MBIA)
    5.700%, 10/01/08                                        3,000        3,103
  Brevard County, State Health Facilities Authority,
    Wuesthoff Memorial Hospital Project, RB (MBIA)
    6.250%, 04/01/06                                          930        1,018
  Broward County, School District GO, Pre-Refunded
    02/15/99 @ 102 (F)
    7.125%, 02/15/08                                          400          426
  Dade County, Aviation Revenue, Ser A, RB, Callable
    10/01/05 @ 102 (AMBAC)
    6.000%, 10/01/09                                          500          534
  Dade County, School Board, COP (AMBAC)
    5.750%, 08/01/03                                          600          631
  Dade County, School District, GO Pre-Refunded
    07/01/99 @ 102 (F)
    7.200%, 07/01/02                                        2,000        2,151
    7.375%, 07/01/08                                          250          270
  Dade County, Seaport, RB (MBIA)
    6.200%, 10/01/08                                          750          826
    6.200%, 10/01/10                                        1,000        1,094

------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------

  Dade County, State Educational Facilities Authority,
    University of Miami, Ser A, RB (MBIA)
    6.000%, 04/01/08                                       $  755      $   814
  Dade County, Water & Sewer System, RB (FGIC)
    6.250%, 10/01/09                                          750          827
    5.250%, 10/01/21                                          825          790
  Deerfield Beach, Water & Sewer Revenue, RB (FGIC)
    6.125%, 10/01/06                                          250          273
  Gainsville, Utilities Systems,
    Ser A, RB
    5.750%, 10/01/04                                        1,300        1,379
    5.750%, 10/01/09                                          500          529
  Gulf Breeze, Local Government Lien, Ser B, RB,
    Mandatory Tender 12/01/08 (FGIC)
    5.650%, 12/01/15                                          460          472
  Gulf Breeze, Local Government Lien, Ser B, RB,
    Mandatory Tender 12/01/09 (FGIC)
    5.750%, 12/01/15                                          410          421
  Hillsborough County, Capital Improvement Program Ser
    B, RB Callable 07/01/06 @ 102 (MBIA)
    5.125%, 07/01/22                                        3,000        2,794
  Hillsborough County, Capital Improvement Revenue, RB
    (FGIC)
    5.900%, 08/01/04                                          300          320
  Hillsborough County, School Board Revenue, COP,
    Callable 07/01/06 @ 100 (MBIA)
    5.875%, 07/01/08                                        1,000        1,060
  Hillsborough County, University Community Hospital,
    RB (MBIA)
    6.500%, 08/15/19                                          145          163

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------
FLORIDA--CONTINUED
  Indian Trace Community, Water Management Split
    Benefit, Ser A-1, RB, Callable 05/01/05 @ 102
    (MBIA)
    5.500%, 05/01/07                                       $  455      $   474
  Jacksonville Excise Taxes, Ser B, RB, AMT, Callable
    10/01/01 @ 101 (FGIC)
    4.900%, 10/01/02                                          590          595
  Jacksonville, Florida Excise Tax, Ser B, RB, AMT,
    Callable 10/01/03 @ 100 (FGIC)
    5.200%, 10/01/04                                        1,500        1,527
  Lakeland, Electric & Water Revenue, RB (FGIC)
    6.500%, 10/01/05                                        1,000        1,113
  Lakeland, Electric & Water Revenue, RB
    6.650%, 10/01/98                                          100          103
  Manatee County, Community Redevelopment
    Administration, Center Project, RB, Callable
    04/01/00 @ 102.00 (MBIA)
    7.000%, 04/01/08                                        1,000        1,076
  North Broward, Hospital District Revenue, RB (MBIA)
    5.950%, 01/01/01                                        1,000        1,044
  Orange County, Health Facilities Authority, RB (MBIA)
    6.250%, 10/01/13                                        1,000        1,093
  Orange County, Public Facilities Revenue, Ser A, RB,
    Callable 10/01/04 @ 102 (AMBAC)
    5.650%, 10/01/07                                          200          210
  Orlando, Community Water & Electric Revenue, RB (ETM)
    9.625%, 10/01/03                                          450          569
------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------

  Orlando, Community Water & Electric Revenue, Ser D,
    RB
    6.750%, 10/01/17                                       $  500      $   582
  Palm Beach, Health Facilities Revenue, JFK Medical
    Center Project, RB, Pre-Refunded 12/01/03 @ 102
    (FSA) (F)
    5.750%, 12/01/14                                          165          177
  Pinellas County, Morton Plant Health Systems Project,
    RB, Callable 11/15/03 @ 102 (MBIA)
    5.500%, 11/15/08                                        1,500        1,541
  Plant City, Utility System Revenue, RB, Callable
    10/01/04 @ 101 (MBIA)
    6.000%, 10/01/15                                          400          426
  Reedy Creek, Utility Revenue, Ser 1991-1, RB,
    Pre-Refunded 10/01/01 @ 101 (MBIA) (F)
    6.250%, 10/01/11                                          240          258
  South Broward, Hospital District, RB, Callable
    05/01/03 @ 102 (AMBAC)
    7.500%, 05/01/08                                        1,920        2,195
  State Board General Financial Services, Department of
    Environmental Preservation, RB (AMBAC)
    5.125%, 07/01/07                                        1,500        1,518
  State Board of Education, Capital Outlay, RB
    6.600%, 06/01/98                                          125          128
  State Board of Education Capital Outlay, GO,
    Pre-Refunded 06/01/00 @ 102 (F)
    7.250%, 06/01/23                                        2,695        2,953

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
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                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------
FLORIDA--CONTINUED
  State Board of Education, Capital Outlay, Ser B, GO,
    Callable 06/01/02 @ 101
    5.900%, 06/01/12                                       $  450      $   463
  State Board of Education, Capital Outlay, Ser B, RB,
    Callable 06/01/02 @ 101
    6.000%, 06/01/15                                          170          175
  State Board of Education, Ser C, GO, Pre-Refunded
    06/01/97 @ 102 (ETM) (F)
    7.100%, 06/01/07                                          190          194
  State Board of Finance Department, General Services
    Revenue, Environmental Preservation 2000, Ser A, RB
    (AMBAC)
    5.300%, 07/01/04                                          460          474
  State Department of Natural Resources, Preservation
    2000 Project, Ser A, RB, Callable 07/01/01 @ 102
    (AMBAC)
    6.750%, 07/01/06                                           80           87
  State Keys, Aqueduct Authority Revenue, RB,
    Pre-Refunded 09/01/01 @ 101 (AMBAC) (F)
    6.750%, 09/01/21                                          170          186
  State Pollution Control, Ser N, GO, Callable 07/01/96
    @ 102
    8.000%, 07/01/97                                          420          422
  Tallahassee Construction Utility System, RB,
    Pre-Refunded 10/01/99 @ 102 (F)
    6.900%, 10/01/14                                          240          258
  Tampa, RB, Callable 10/1/01 @ 102 (AMBAC)
    7.050%, 10/01/07                                        1,000        1,105
                                                                       -------
    Total Florida                                                       44,651
                                                                       -------
------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------

PUERTO RICO (10.3%)
  Commonwealth, Highway & Transportation Authority, Ser
    Z, RB (MBIA)
    6.250%, 07/01/14                                       $2,000      $ 2,193
  Commonwealth, GO, (MBIA)
    5.650%, 07/01/15                                        1,000        1,026
  Electric Power Authority, Ser S, RB
    5.500%, 07/01/00                                          200          205
  Electric Power Authority, RB, (MBIA)
    6.125%, 07/01/09                                        1,000        1,094
  Public Buildings Authority, Guaranteed Government
    Facilities, Ser A, RB (AMBAC)
    6.250%, 07/01/14                                          750          822
  Public Buildings Authority Revenue, Public Education
    & Health Facilities, RB
    5.300%, 07/01/03                                          475          483
                                                                       -------
    Total Puerto Rico                                                    5,823
                                                                       -------
Total Municipal Bonds
  (Cost $49,674)                                                        50,474
                                                                       -------
CASH EQUIVALENTS (9.8%)
  AIM Management Institutional Tax-Free Portfolio           2,782        2,782
  SEI Tax Exempt Trust Institutional Tax Free Portfolio     2,767        2,767
                                                                       -------
Total Cash Equivalents
  (Cost $5,549)                                                          5,549
                                                                       -------
Total Investments (98.8%)
  (Cost $55,223)                                                        56,023
                                                                       -------
OTHER ASSETS AND LIABILITIES, NET (1.2%)                                   690
                                                                       -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

FLORIDA TAX-EXEMPT BOND FUND

------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
------------------------------------------------------------------------------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 4,910,796
    outstanding shares of beneficial interest                          $50,028
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 313,587
    outstanding shares of beneficial interest                            3,103
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 291,278
    outstanding shares of beneficial interest                            2,992
  Accumulated net realized loss on investments                            (210)

------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
------------------------------------------------------------------------------
  Net unrealized appreciation on investments                           $   800
                                                                       -------
Total Net Assets (100.0%)                                              $56,713
                                                                       -------
                                                                       -------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $ 10.28
                                                                       -------
                                                                       -------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                      $ 10.29
                                                                       -------
                                                                       -------
Maximum Offering Price Per Share -- Investor Class
  ($10.29  DIVIDED BY 96.25%)                                          $ 10.69
                                                                       -------
                                                                       -------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                             $ 10.30
                                                                       -------
                                                                       -------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
TENNESSEE TAX-EXEMPT BOND FUND

-----------------------------------------------------------------------------
                                                         FACE AMOUNT   VALUE
                                                            (000)      (000)
-----------------------------------------------------------------------------
MUNICIPAL BONDS (89.1%)
PUERTO RICO (11.9%)
  Commonwealth, GO, Callable 07/01/05 @ 100 (MBIA)
    5.500%, 07/01/13                                        $175       $  176
  Commonwealth, Highway & Transportation Authority, Ser
    Z, RB (MBIA)
    6.250%, 07/01/15                                         500          549
                                                                       ------
    Total Puerto Rico                                                     725
                                                                       ------
TENNESSEE (77.2%)
  Chattanooga, GO, Callable 08/01/02 @ 102
    5.900%, 08/01/05                                          50           53
  Chattanooga, Health Facilities Board, Memorial
    Hospital Project, Ser A, RB (MBIA)
    6.300%, 09/01/05                                          20           22
  Chattanooga-Hamilton County, Erlanger Medical Center
    Project, RB (FSA)
    5.600%, 10/01/08                                          50           52
  Hamilton County, GO, Callable 07/01/04 @ 102
    5.500%, 07/01/08                                         100          103
  Harpeth Valley, Utility District Revenue, RB,
    Callable 09/01/03 @ 102
    5.625%, 09/01/07                                         100          104
  Jackson, Water & Sewer Utilities Revenue, RB,
    Callable 07/01/06 @ 100 (AMBAC)
    5.250%, 07/01/11                                         200          198
  Johnson City, Water & Sewer Regulation System, GO,
    Callable 05/01/06 @ 100 (AMBAC)
    5.800%, 05/01/09                                         100          104
  Kingsport, GO
    5.500%, 09/01/02                                          50           52

-----------------------------------------------------------------------------
                                                         FACE AMOUNT   VALUE
                                                            (000)      (000)
-----------------------------------------------------------------------------

  Knox County, First Utility District Sewer Revenue,
    RB, Callable 12/01/97 @ 100 (ETM)
    7.250%, 12/01/05                                        $ 55       $   64
  Knox County, Health Facilities Board, Mercy Health
    Systems, Ser B, RB, Callable 09/01/05 @ 100 (AMBAC)
    5.875%, 09/01/15                                          50           51
  Knoxville, Natural Gas Revenue, Ser E, RB, Callable
    03/01/03 @ 100
    5.900%, 03/01/10                                         100          103
  Madison County, Ser A, GO, Callable 08/01/01 @ 102
    6.000%, 08/01/05                                          40           42
  Madison County, Water Revenue, RB, Callable 02/01/08
    @ 100 (MBIA)
    5.500%, 02/01/09                                         250          255
  Memphis-Shelby County, Airport Authority, Ser B, RB,
    AMT (MBIA)
    6.500%, 02/15/09                                          85           94
  Memphis-Shelby County, Airport Authority, RB,
    Callable 09/01/05 @ 100 (MBIA)
    5.550%, 09/01/08                                          50           52
  Metro Government, Nashville & Davidson County,
    Convention Center Project, GO (ETM)
    6.250%, 03/01/10                                         200          219
  Metro Government, Nashville & Davidson County,
    Correctional Facility Improvements, RB, Callable
    09/01/01 @ 102
    7.000%, 09/01/11                                         100          109
  Metro Government, Nashville & Davidson County,
    Electric System Revenue, RB (ETM)
    6.000%, 07/01/04                                         100          107
  Metro Government, Nashville & Davidson County,
    Electric System Revenue, RB
    5.625%, 05/15/14                                         200          203

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

-----------------------------------------------------------------------------
                                                         FACE AMOUNT   VALUE
                                                            (000)      (000)
-----------------------------------------------------------------------------
TENNESSEE--CONTINUED
  Metro Government, Nashville & Davidson County,
    Vanderbilt University Hospital, RB, Callable
    07/01/06 @ 100 (ETM)
    6.100%, 07/01/10                                        $100       $  106
  Metro Government, Nashville & Davidson County,
    Vanderbilt University, Ser A, RB
    5.500%, 01/01/06                                         125          130
  Metro Government, Nashville & Davidson County, Water
    & Sewer Revenue, RB (ETM)
    6.500%, 12/01/14                                         225          251
  Metro Government, Nashville & Davidson County, Water
    & Sewer, RB, Callable 01/01/04 @ 100 (AMBAC)
    5.900%, 01/01/07                                         100          105
  Nashville & Davidson County, State Sports Authority
    Stadium Project, RB, Callable 07/01/06 @ 101
    (AMBAC)
    5.750%, 07/01/15                                         100          102
  Shelby County, School Boards, GO, Callable 03/01/02 @
    101
    5.800%, 03/01/10                                         300          309
  Shelby County, Ser A, GO
    5.500%, 03/01/10                                         300          307
  Shelby County, Ser B, GO
    5.100%, 03/01/00                                         750          763
  State GO, Ser A, Callable 03/01/07 @ 100
    5.500%, 03/01/09                                          50           52
  State GO, Ser C
    5.000%, 03/01/04                                         100          102
  State Housing Development Agency, Ser A, RB (AMBAC)
    6.550%, 01/01/08                                          50           52
-----------------------------------------------------------------------------
                                                         FACE AMOUNT   VALUE
                                                            (000)      (000)
-----------------------------------------------------------------------------

  State Local Development Authority, State Loan
    Program, Ser A, RB, Callable 03/01/04 @ 100
    7.000%, 03/01/12                                        $ 50       $   54
  State Metropolitan Nashville Airport, Ser B, RB,
    Pre-Refunded 07/01/01 @ 102 (FGIC)(F)
    7.750%, 07/01/06                                         100          113
  State School Board Authority, Higher Education
    Facilities, Ser A, RB, Callable 05/01/02 @ 101.50
    5.800%, 05/01/04                                         150          158
  Sullivan County, Health Facilities Board, Holston
    Valley Health, RB, Callable 02/15/03 @ 102 (MBIA)
    5.750%, 02/15/13                                          50           51
  Williamson County, Rural School, GO, Callable
    09/01/06 @ 100
    5.400%, 09/01/07                                          50           52
                                                                       ------
    Total Tennessee                                                     4,694
                                                                       ------
Total Municipal Bonds
  (Cost $5,299)                                                         5,419
                                                                       ------
CASH EQUIVALENTS (9.8%)
  Aim Management Institutional Tax Free Portfolio            292          292
  SEI Tax-Exempt Trust Institutional Tax-Free Portfolio      302          302
                                                                       ------
    Total Cash Equivalents
      (Cost $594)                                                         594
                                                                       ------
Total Investments (98.9%)
  (Cost $5,893)                                                         6,013
                                                                       ------
OTHER ASSETS AND LIABILITIES, NET (1.1%)                                   67
                                                                       ------

--------------------------------------------------------------------------

        ------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
-----------------------------------------------------------------------------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 204,829
    outstanding shares of beneficial interest                          $1,913
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 166,059
    outstanding shares of beneficial interest                           1,570
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 259,932
    outstanding shares of beneficial interest                           2,489
  Accumulated net realized loss on investments                            (12)
  Net unrealized appreciation on investments                              120
                                                                       ------
Total Net Assets (100.0%)                                              $6,080
                                                                       ------
                                                                       ------
        ------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
-----------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $ 9.63
                                                                       ------
                                                                       ------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                      $ 9.65
                                                                       ------
                                                                       ------
Maximum Offering Price Per Share -- Investor Class
  ($9.65  DIVIDED BY 96.25%)                                           $10.03
                                                                       ------
                                                                       ------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                             $ 9.64
                                                                       ------
                                                                       ------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A
   DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE
   FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
GEORGIA TAX-EXEMPT BOND FUND

------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS (89.6%)
GEORGIA (89.6%)
  Albany-Dougherty County, State Hospital Authority,
    Ser B, Anticipation Certificate, Pre-Refunded
    09/01/00 @ 102 (AMBAC)(F)
    7.500%, 09/01/20                                       $  255      $   282
  Athens, Water & Sewer Revenue, RB (ETM)(F)
    5.700%, 07/01/00                                          165          171
  Atlanta Airport Facility, RB
    6.000%, 01/01/03                                          500          531
    6.000%, 01/01/04                                          500          534
  Augusta, Water & Sewer, RB, Callable 05/01/02 @ 102
    6.200%, 05/01/03                                          130          141
  Bibb County, GO
    7.000%, 01/01/04                                          985        1,103
  Bulloch County School District, GO
    5.250%, 02/01/17                                        1,000          968
  Clayton County, Water & Sewer Authority, RB (AMBAC)
    5.350%, 05/01/09                                        1,500        1,519
  Cobb County & Marietta, Coliseum & Exhibit Hall
    Authority, RB (MBIA)
    5.500%, 10/01/12                                          940          956
  Cobb County & Marietta, Water Authority, RB
    5.100%, 11/01/04                                        1,000        1,019
  Cobb County, GO
    5.000%, 02/01/03                                        1,025        1,040
  Cobb County, Water & Sewer Authority, Callable
    07/01/04 @ 102
    5.125%, 07/01/05                                          345          352
  Columbus Water & Sewer, RB (FGIC)
    5.625%, 05/01/13                                        1,055        1,070
  Dalton-Whitfield County, Hospital Authority, RB,
    Pre-Refunded 07/01/00 @ 102 (F)
    7.000%, 07/01/03                                          355          386

------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------

  DeKalb County, Development Authority, Emory
    University Project, RB (F)
    5.375%, 11/01/05                                       $1,650      $ 1,710
  DeKalb County, Development Authority, Emory
    University Project, Ser A, RB
    5.200%, 11/01/08                                          500          506
  DeKalb County, School District, Ser A, GO
    6.250%, 07/01/11                                        1,500        1,649
  DeKalb County, Water & Sewer Authority, RB, Callable
    10/01/03 @ 102
    5.125%, 10/01/14                                        1,455        1,398
  Douglas County, School District, GO (MBIA)
    5.650%, 01/01/09                                          805          832
  Douglasville -- Douglas County, Water and Sewer
    Authority, RB (AMBAC)
    5.625%, 06/01/15                                          350          357
  East Point Building Authority, RB (AMBAC)
    4.800%, 02/01/07                                          535          525
  Fayette County, School District, GO
    6.250%, 03/01/07                                          450          494
  Fayette County, Water Authority, RB (MBIA) (ETM)
    8.550%, 10/01/01                                          300          346
  Forsyth County, School District, GO (MBIA)
    5.350%, 07/01/10                                          680          685
  Forsyth County, GO
    6.500%, 07/01/06                                        1,000        1,113
  Fulton County, Hospital Authority, Northside Hospital
    Project, Ser B, RB, Pre-Refunded 10/01/02 @ 102
    (MBIA)(F)
    6.600%, 10/01/11                                        2,000        2,214

--------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------
GEORGIA--CONTINUED
  Gwinnett County Recreation Authority, RB
    5.800%, 02/01/06                                       $  785      $   835
    5.875%, 02/01/07                                        1,390        1,489
  Gwinnett County, School District, GO
    6.400%, 02/01/06                                          500          553
  Gwinnett County, School District, Ser B, GO
    6.400%, 02/01/07                                        1,000        1,113
  Hall County, GO
    6.300%, 12/01/05                                          675          739
  Hartwell, Combined Utility Revenue, RB, Callable
    01/01/06 @ 102 (FSA)
    5.500%, 01/01/16                                        1,000          991
  Henry County, GO
    6.300%, 08/01/08                                          300          331
  Henry County, School District, School Improvements,
    RB
    6.450%, 08/01/11                                          500          555
  Henry County, School District, Ser A, GO
    6.150%, 08/01/06                                          150          163
  Henry County, School District, Ser B, GO (MBIA)
    5.500%, 08/01/01                                          350          363
  Housing Authority, Single Family Mortgage, Ser B,
    Sub-ser B-1, RB
    5.550%, 12/01/07                                          550          561
  Medical Center Hospital Authority, Columbus Regional
    Healthcare System, RB (MBIA)
    6.000%, 08/01/06                                        1,000        1,070
  Meriwether County, School District, GO (FSA)
    7.000%, 02/01/06                                          740          847
    5.500%, 02/01/16                                        1,000          990
  Milledgeville, Water & Sewer, RB (FSA)
    6.000%, 12/01/16                                        1,000        1,069
------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------

  Paulding County, School District, Ser A, GO
    6.625%, 02/01/07                                       $1,000      $ 1,123
    6.625%, 02/01/08                                          500          563
  Private Colleges & Universities Facilities Authority,
    Emory University Project, Ser C, RB, Callable
    10/01/02 @ 102
    5.900%, 10/01/04                                          305          325
  Private Colleges & Universities Facilities Authority,
    Spelman College Project, RB (FGIC)
    6.000%, 06/01/09                                          475          502
  Richmond County Georgia Water & Sewer, Ser A, RB
    (FGIC)
    5.125%, 10/01/17                                        1,000          951
  Rockdale County, School District, RB, Pre-Refunded
    01/01/99 @ 102 (F)
    6.400%, 01/01/05                                          150          157
  Savannah, Water & Sewer Revenue, RB (ETM)(F)
    6.450%, 12/01/04                                        1,000        1,104
  State GO, Ser B, Pre-Refunded 07/01/99 @ 102 (F)
    6.800%, 07/01/06                                          460          491
  State GO, Ser C
    6.500%, 04/01/08                                        1,000        1,127
  State Housing & Financial Authority, Single Family
    Mortgage, Ser B, Sub-ser B-1, RB (FHA)
    5.550%, 12/01/10                                          325          325
  State Housing & Financial Authority, Single Family
    Mortgage, Ser B, Sub-ser B-1, RB (FHA)
    5.600%, 12/01/11                                          450          450
  State Municipal Electric Authority, RB (ETM)(F)
    8.000%, 01/01/15                                          465          587
  Vidalia, Water & Sewer Revenue, RB (ETM)(F)
    6.000%, 07/01/07                                          605          654

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------
GEORGIA--CONTINUED
  Walker County School District, GO
    5.000%, 02/01/03                                       $1,000      $ 1,010
                                                                       -------
    Total Georgia                                                       42,939
                                                                       -------
Total Municipal Bonds
  (Cost $42,637)                                                        42,939
                                                                       -------
REPURCHASE AGREEMENT (2.6%)
  Lehman Brothers 5.02%, dated 05/30/97, matures
    06/02/97, repurchase price $1,233,287
    (collateralized by U.S. Treasury Note, par value
    $1,247,488, 5.625%, 08/31/97: total market value
    $1,265,810)                                             1,233        1,233
                                                                       -------
    Total Repurchase Agreement
      (Cost $1,233)                                                      1,233
                                                                       -------
CASH EQUIVALENTS (8.4%)
  AIM Management Institutional Tax-Free Portfolio (C)       2,025        2,025
  SEI Tax Exempt Trust Institutional Tax Free Portfolio
    (C)                                                     2,007        2,007
                                                                       -------
    Total Cash Equivalents
      (Cost $4,032)                                                      4,032
                                                                       -------
Total Investments (100.6%)
  (Cost $47,902)                                                        48,204
                                                                       -------
OTHER ASSETS AND LIABILITIES, NET (-0.6%)                                 (299)
                                                                       -------

         ------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
------------------------------------------------------------------------------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 4,084,294
    outstanding shares of beneficial interest                          $39,434
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 360,308
    outstanding shares of beneficial interest                            3,511
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 479,124
    outstanding shares of beneficial interest                            4,651
  Accumulated net realized gain on investments                               7
  Net unrealized appreciation on investments                               302
                                                                       -------
Total Net Assets (100.0%)                                              $47,905
                                                                       -------
                                                                       -------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $  9.73
                                                                       -------
                                                                       -------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                      $  9.74
                                                                       -------
                                                                       -------
Maximum Offering Price Per Share -- Investor Class
  ($9.74  DIVIDED BY 96.25%)                                           $ 10.12
                                                                       -------
                                                                       -------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                             $  9.73
                                                                       -------
                                                                       -------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE
   FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
INVESTMENT GRADE BOND FUND

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (21.2%)
  U.S. Treasury Bonds
    7.500%, 11/15/16                                       $36,100      $   38,056
    8.125%, 08/15/19                                        81,000          91,127
    6.625%, 02/15/27                                        10,000           9,635
  U.S. Treasury Note
    6.750%, 04/30/00                                         4,000           4,039
                                                                       -----------
Total U.S. Treasury Obligations
  (Cost $141,586)                                                          142,857
                                                                       -----------
CORPORATE OBLIGATIONS (69.9%)
FINANCE (51.7%)
  American General Finance
    6.875%, 07/01/99                                        13,000          13,097
  Aristar
    6.750%, 05/15/99                                        23,000          23,115
  Associates of North America, MTN
    6.650%, 08/30/99                                         9,500           9,524
  Bear Stearns
    7.000%, 03/01/07                                        23,000          22,425
  General Motors Acceptance, MTN
    6.750%, 11/04/04                                        21,000          20,422
  General Motors Acceptance
    7.125%, 05/01/01                                        23,500          23,676
  Homeside Lending, MTN
    6.875%, 05/15/00                                        21,600          21,573
  Household Finance, MTN
    7.150%, 06/15/00                                        13,000          13,130
  International Lease Finance
    6.700%, 04/30/99                                        23,500          23,618
  Merrill Lynch, MTN
    6.640%, 04/09/99                                        19,000          19,071
  Morgan Stanley Group
    6.875%, 03/01/07                                        17,000          16,554
  RHG Finance
    8.875%,10/01/05                                         17,100          18,489
  Salomon
    6.500%, 03/01/00                                        28,000          27,755
    6.750%, 02/15/03                                        23,000          22,368

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------

  Service International
    7.375%, 04/15/04                                       $20,500      $   20,756
  Sunamerica
    6.200%, 10/31/99                                        25,000          24,813
  US West Capital Funding
    7.300%, 01/15/07                                        27,500          27,328
                                                                       -----------
    Total Finance                                                          347,714
                                                                       -----------
INDUSTRIAL (11.3%)
  Ford Capital
    9.500%, 06/01/10                                        15,000          17,306
  Lockheed Martin
    6.550%, 05/15/99                                        16,000          16,020
  Philip Morris
    7.250%, 09/15/01                                        24,500          24,592
    6.800%, 12/01/03                                         4,000           3,900
    7.500%, 04/01/04                                        14,500          14,573
                                                                       -----------
    Total Industrial                                                        76,391
                                                                       -----------
UTILITIES (6.9%)
  AT&T Capital, MTN
    6.920%, 04/29/99                                        25,000          25,125
  General Electric Capital (C)
    6.660%, 05/01/18                                        21,000          21,052
                                                                       -----------
    Total Utilities                                                         46,177
                                                                       -----------
Total Corporate Obligations
  (Cost $471,229)                                                          470,282
                                                                       -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (4.2%)
  FHLMC
    8.000%, 06/01/02                                         8,047           8,244
    7.500%, 09/01/03                                        19,625          19,896
                                                                       -----------
Total U.S. Government Agency Obligations
  (Cost $28,159)                                                            28,140
                                                                       -----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.4%)
  Deutsche Bank
    5.51%, dated 05/30/97, matures 06/02/97, repurchase
    price $2,739,802 (collateralized by U.S. Treasury
    Note, par value $2,777,000, 5.125%, 12/31/98:
    market value $2,794,004)                               $ 2,739      $    2,739
                                                                       -----------
Total Repurchase Agreement
  (Cost $2,739)                                                              2,739
                                                                       -----------
Total Investments (95.7%)
  (Cost $643,713)                                                          644,018
                                                                       -----------
OTHER ASSETS AND LIABILITIES, NET (4.3%)                                    28,556
                                                                       -----------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 62,361,667
    outstanding shares of beneficial interest                              644,729
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 3,264,729
    outstanding shares of beneficial interest                               34,279
 --------------------------------------------------------------------------------
                                                                          VALUE
                                                                          (000)
 --------------------------------------------------------------------------------
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 566,749
    outstanding shares of beneficial interest                           $    5,854
  Accumulated net realized loss on investments                             (12,593)
  Net unrealized appreciation on investments                                   305
                                                                       -----------
Total Net Assets (100.0%)                                               $  672,574
                                                                       -----------
                                                                       -----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                 $    10.16
                                                                       -----------
                                                                       -----------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                       $    10.16
                                                                       -----------
                                                                       -----------
Maximum Offering Price Per Share -- Investor Class
  ($10.16  DIVIDED BY 96.25%)                                           $    10.56
                                                                       -----------
                                                                       -----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                              $    10.17
                                                                       -----------
                                                                       -----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
SHORT-TERM BOND FUND

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (36.0%)
  U.S. Treasury Bond
    6.125%, 05/15/98                                      $   2,000    $     2,005
  U.S. Treasury Notes
    5.875%, 08/15/98                                          1,750          1,747
    4.750%, 09/30/98                                          1,500          1,476
    4.750%, 10/31/98                                          9,000          8,843
    5.500%, 02/28/99                                          8,750          8,659
    5.875%, 11/15/99                                          3,000          2,971
    7.500%, 11/15/01                                          3,750          3,892
  U.S. Treasury STRIPS
    0.000%, 08/15/03                                          5,750          3,851
                                                                       -----------
Total U.S. Treasury Obligations
  (Cost $33,597)                                                            33,444
                                                                       -----------
CORPORATE OBLIGATIONS (43.1%)
FINANCE (22.7%)
  American General
    6.250%, 03/15/03                                          1,100          1,060
  Associates of North America, MTN
    5.980%, 12/19/00                                          1,250          1,220
    7.080%, 04/15/03                                          1,500          1,502
  Bankers Trust New York
    6.625%, 07/30/99                                          2,250          2,250
  Chrysler Financial
    6.440%, 06/23/99                                          1,000          1,000
  Dean Witter Discover, MTN
    6.000%, 02/08/01                                          1,000            966
  First Chicago NBD
    6.500%, 11/01/01                                          2,250          2,214
  FNMA, MTN
    5.760%, 02/26/01                                          2,100          2,034
  Ford Motor Credit
    6.250%, 11/08/00                                          1,500          1,476
  General Motors Acceptance
    7.125%, 05/01/01                                          1,750          1,763
  Household Finance
    9.625%, 07/15/00                                          1,250          1,349

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------
  International Lease Finance, MTN
    6.050%, 02/01/00                                      $   2,250    $     2,216
  Norwest Financial
    7.200%, 04/01/04                                          2,000          2,020
                                                                       -----------
    Total Finance                                                           21,070
                                                                       -----------
INDUSTRIAL (13.7%)
  Dayton Hudson
    6.800%, 10/01/01                                          2,250          2,230
  Federal Express
    6.250%, 04/15/98                                            750            752
  Philip Morris (D)
    9.000%, 05/15/98                                          1,500          1,540
  Philip Morris
    7.500%, 01/15/02                                          1,250          1,264
  RJR Nabisco
    8.300%, 04/15/99                                          1,000          1,031
  Sears Roebuck Acceptance, MTN
    6.820%, 10/17/02                                            500            496
    6.540%, 02/20/03                                          1,200          1,170
  Sherwin-Williams
    6.250%, 02/01/00                                          1,000            991
  Tenneco
    10.075%, 02/01/01                                         3,000          3,296
                                                                       -----------
    Total Industrial                                                        12,770
                                                                       -----------
UTILITIES (6.7%)
  General Electric Capital, Callable & Putable 4/14/98
    @ 100 (C)(D)
    6.650%, 04/14/08                                          2,000          2,006
  Indiana & Michigan Power, MTN
    6.400%, 03/01/00                                          2,250          2,230
  NYNEX Credit, MTN
    6.900%, 06/15/99                                          2,000          2,015
                                                                       -----------
    Total Utilities                                                          6,251
                                                                       -----------
Total Corporate Obligations
  (Cost $40,297)                                                            40,091
                                                                       -----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (4.9%)
  FHLMC
    6.500%, 04/01/98                                      $     892    $       884
    8.000%, 01/01/00                                            894            910
    5.375%, 04/13/00                                          1,000            989
  FNMA
    8.500%, 11/01/01                                          1,758          1,801
                                                                       -----------
Total U.S. Agency Mortgage-Backed Obligations
  (Cost $4,534)                                                              4,584
                                                                       -----------
ASSET-BACKED SECURITIES (9.4%)
  Chase Manhattan Auto Grantor
    Trust, Ser 1996-B, Cl A
    6.610%, 09/15/02                                          1,947          1,955
  Metris Master Trust,
    Ser 1997-1, Cl A
    6.870%, 11/20/05                                          2,750          2,767
  Olympic Automobile Receivables
    Trust, Ser 1996-D, Cl A3
    5.950%, 06/15/01                                          2,500          2,477
  Union Pacific Equipment Trust, Ser 96-A
    7.060%, 05/15/03                                          1,500          1,506
                                                                       -----------
Total Asset-Backed Securities
  (Cost $8,697)                                                              8,705
                                                                       -----------
CASH EQUIVALENTS (2.8%)
  SEI Daily Income Trust Prime
    Obligation Portfolio                                      2,583          2,583
                                                                       -----------
Total Cash Equivalents
  (Cost $2,583)                                                              2,583
                                                                       -----------
Total Investments (96.2%)
  (Cost $89,708)                                                            89,407
                                                                       -----------
Other Assets and Liabilities, Net (3.8%)                                     3,549
                                                                       -----------
 --------------------------------------------------------------------------------
                                                                          VALUE
                                                                          (000)
 --------------------------------------------------------------------------------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 9,063,741
    outstanding shares of beneficial interest                          $    90,146
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 220,117
    outstanding shares of beneficial interest                                2,202
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 108,300
    outstanding shares of beneficial interest                                1,087
  Undistributed net investment income                                          141
  Accumulated net realized loss on investments                                (319)
  Net unrealized depreciation on investments                                  (301)
                                                                       -----------
Total Net Assets (100.0%)                                              $    92,956
                                                                       -----------
                                                                       -----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $      9.90
                                                                       -----------
                                                                       -----------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                      $      9.91
                                                                       -----------
                                                                       -----------
Maximum Offering Price Per Share -- Investor Class
  ($9.91  DIVIDED BY 98.00%)                                           $     10.11
                                                                       -----------
                                                                       -----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                             $      9.91
                                                                       -----------
                                                                       -----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

SHORT-TERM U.S. TREASURY SECURITIES FUND

------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (97.3%)
  U.S. Treasury Bonds
    6.125%, 05/15/98                                       $2,250      $ 2,255
    6.000%, 08/15/99                                        2,500        2,487
  U.S. Treasury Notes
    5.125%, 06/30/98                                        2,250        2,233
    5.875%, 08/15/98                                        3,400        3,394
    5.500%, 11/15/98                                        1,600        1,588
    8.875%, 02/15/99                                        4,200        4,382
    6.375%, 05/15/99                                        1,900        1,905
    6.875%, 07/31/99                                        4,250        4,303
    5.875%, 11/15/99                                        2,000        1,980
    5.875%, 02/15/00                                        1,000          988
    6.875%, 03/31/00                                          750          760
                                                                       -------
Total U.S. Treasury Obligations
   (Cost $26,305)                                                       26,275
                                                                       -------
CASH EQUIVALENT (1.6%)
  SEI Daily Income Trust
    Treasury II Portfolio                                     437          437
                                                                       -------
Total Cash Equivalent
   (Cost $437)                                                             437
                                                                       -------
Total Investments (98.9%)
   (Cost $26,742)                                                       26,712
                                                                       -------
OTHER ASSETS AND LIABILITIES, NET (1.1%)                                   288
                                                                       -------


------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
------------------------------------------------------------------------------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 2,225,584
    outstanding shares of beneficial interest                          $22,198
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 396,977
    outstanding shares of beneficial interest                            3,986
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 110,713
    outstanding shares of beneficial interest                            1,103
  Accumulated net realized loss on investments                            (257)
  Net unrealized depreciation on investments                               (30)
                                                                       -------
Total Net Assets (100.0%)                                              $27,000
                                                                       -------
                                                                       -------
Net Asset Value, Offering and Redemption Price Per
   Share -- Trust Shares                                               $  9.88
                                                                       -------
                                                                       -------
Net Asset Value and Redemption Price Per Share --
   Investor Shares                                                     $  9.88
                                                                       -------
                                                                       -------
Maximum Offering Price Per Share -- Investor Class
   ($9.88  DIVIDED BY 99.00%)                                          $  9.98
                                                                       -------
                                                                       -------
Net Asset Value, Offering and Redemption Price Per
   Share -- Flex Shares (1)                                            $  9.85
                                                                       -------
                                                                       -------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

--------------------------------------------------------------------------

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (33.7%)
  U.S. Treasury Notes
    8.875%, 02/15/99                                       $10,300     $ 10,747
    9.125%, 05/15/99                                        11,200       11,789
    8.000%, 08/15/99                                         6,000        6,210
    7.500%, 10/31/99                                         8,800        9,030
    8.500%, 11/15/00                                         5,000        5,317
                                                                       --------
Total U.S. Treasury Obligations
  (Cost $43,159)                                                         43,093
                                                                       --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (64.0%)
  FHLMC
    6.000%, 07/01/00                                         4,568        4,415
    8.000%, 06/01/02                                         1,149        1,178
    7.000%, 10/01/02                                         4,532        4,543
    8.000%, 12/01/02                                         2,855        2,886
    7.000%, 03/01/04                                        14,946       14,947
  FHLMC REMIC, Ser 1910-Ac
    6.500%, 10/15/15                                        10,000        9,946
  FHLMC REMIC, Ser 1637-E
    5.750%, 02/15/19                                         2,699        2,645
  FHLMC REMIC, Ser 1614-H
    6.000%, 06/15/20                                         4,550        4,411
  FNMA
    7.500%, 07/01/03                                         8,811        8,924
    7.000%, 03/01/04                                        14,834       14,830

-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
    8.500%, 04/01/17                                       $ 1,106     $  1,157
  FNMA REMIC, Ser G96-1PC
    7.000%, 08/17/12                                         4,921        4,954
  FNMA REMIC, Ser 1992-134G
    6.000%, 11/25/18                                         5,586        5,460
  GNMA
    9.000%, 11/15/17                                         1,412        1,513
                                                                       --------
Total U.S. Government Agency Obligations
  (Cost $81,888)                                                         81,809
                                                                       --------
REPURCHASE AGREEMENT (1.9%)
  J.P. Morgan
    5.50%, dated 05/30/97, matures 06/02/97, repurchase
    price $2,376,897 (collateralized by various FNMA
    obligations, total par value $3,182,000,
    7.500%-8.115%, 05/25/23-05/01/27; total market
    value $2,425,338)                                        2,376        2,376
                                                                       --------
Total Repurchase Agreement
  (Cost $2,376)                                                           2,376
                                                                       --------
Total Investments (99.6%)
  (Cost $127,423)                                                       127,278
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (0.4%)                                    460
                                                                       --------

--------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
-------------------------------------------------------------------------------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 12,371,227
    outstanding shares of beneficial interest                          $124,063
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 242,520
    outstanding shares of beneficial interest                             2,441
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 140,719
    outstanding shares of beneficial interest                             1,424
  Distributions in excess of net investment income                           (2)
  Accumulated net realized loss on investments                              (43)
  Net unrealized depreciation on investments                               (145)
                                                                       --------
Total Net Assets (100.0%)                                              $127,738
                                                                       --------
                                                                       --------
-------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $  10.02
                                                                       --------
                                                                       --------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                      $  10.00
                                                                       --------
                                                                       --------
Maximum Offering Price Per Share -- Investor Class
  ($10.00  DIVIDED BY 97.50%)                                          $  10.26
                                                                       --------
                                                                       --------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                             $  10.02
                                                                       --------
                                                                       --------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
U.S. GOVERNMENT SECURITIES FUND

------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (28.0%)
  U.S. Treasury Bonds
    7.250%, 05/15/16                                       $1,000      $ 1,029
    6.875%, 08/15/25                                        1,000          988
    6.750%, 08/15/26                                          550          535
    6.500%, 11/15/26                                          565          533
  U.S. Treasury Notes
    7.750%, 11/30/99                                          200          207
    8.500%, 11/15/00                                        1,000        1,063
    8.000%, 05/15/01                                          200          210
    7.500%, 11/15/01                                          200          208
    7.500%, 05/15/02                                          750          781
    7.875%, 11/15/04                                          275          295
    7.500%, 02/15/05                                          500          525
    6.500%, 10/15/06                                           50           49
    7.625%, 02/15/25                                          400          431
                                                                       -------
Total U.S. Treasury Obligations
  (Cost $6,994)                                                          6,854
                                                                       -------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (66.1%)
  FHLMC
    6.000%, 02/01/01                                          112          108
    7.000%, 01/01/09                                          127          126
    7.000%, 04/01/09                                          611          608
    7.000%, 08/01/10                                          888          883
    7.000%, 05/01/12                                          990          984
  FNMA
    7.500%, 06/01/11                                          947          958
    7.000%, 09/17/11                                        1,430        1,421
    7.000%, 10/25/16                                          951          926
    7.500%, 04/01/27                                          987          983
  FNMA REMIC, Ser 1997-6, Cl H
    7.000%, 08/18/08                                        1,058        1,037
  FNMA REMIC, Ser G93-40, Cl VC
    6.500%, 08/25/10                                          261          248
  FNMA REMIC, Ser 1997-34, Cl VC
    7.500%, 05/01/12                                        1,000        1,009
  FNMA REMIC, Ser 1996-9, Cl H
    6.500%, 11/25/13                                        1,337        1,265

------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------
  FNMA REMIC, Ser 993-156, Cl B
    6.500%, 04/25/18                                       $  100      $    95
  FNMA REMIC, Ser 1990-143, Cl J
    8.750%, 12/25/20                                          140          146
  GNMA
    7.500%, 10/20/09                                           72           73
    8.250%, 01/15/12                                           99          102
    10.000%, 06/15/19                                           4            5
    7.000%, 11/15/22                                          466          453
    8.000%, 02/15/23                                           37           38
    8.500%, 03/15/23                                           81           84
    7.500%, 04/15/23                                          132          132
    7.500%, 09/15/23                                          875          872
    7.000%, 01/15/24                                          161          157
    7.500%, 04/15/24                                          861          857
    7.000%, 06/15/24                                          902          877
    8.000%, 08/15/24                                           83           85
    8.000%, 09/15/24                                           27           28
    8.000%, 10/15/24                                           35           36
    8.000%, 11/15/24                                           37           39
    8.500%, 12/15/24                                           73           77
    8.500%, 02/15/25                                           36           37
    7.000%, 12/15/25                                          489          476
  GNMA REMIC, Ser 1995-6A, Cl E
    7.500%, 05/20/23                                        1,000          990
                                                                       -------
Total U.S. Agency Mortgage-Backed Obligations (Cost
  $16,289)                                                              16,215
                                                                       -------
CASH EQUIVALENTS (5.8%)
  SEI Daily Income Trust
    Government II Portfolio (C)                               229          229
  SEI Daily Income Trust
    Treasury II Portfolio (C)                               1,188        1,188
                                                                       -------
Total Cash Equivalents
  (Cost $1,417)                                                          1,417
                                                                       -------
Total Investments (99.9%)
  (Cost $24,700)                                                        24,486
                                                                       -------

--------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.1%)                               $    29
                                                                       -------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 1,943,402
    outstanding shares of beneficial interest                           19,658
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 223,920
    outstanding shares of beneficial interest                            2,266
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 279,601
    outstanding shares of beneficial interest                            2,866
  Accumulated net realized loss on investments                             (61)
  Net unrealized depreciation on investments                              (214)
                                                                       -------
Total Net Assets (100.0%)                                              $24,515
                                                                       -------
                                                                       -------
------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $ 10.02
                                                                       -------
                                                                       -------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                      $ 10.02
                                                                       -------
                                                                       -------
Maximum Offering Price Per Share -- Investor Class
  ($10.02  DIVIDED BY 96.25%)                                          $ 10.41
                                                                       -------
                                                                       -------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                             $ 10.02
                                                                       -------
                                                                       -------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
PRIME QUALITY MONEY MARKET FUND

--------------------------------------------------------------------------------
                                                         FACE AMOUNT     VALUE
                                                            (000)        (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (45.9%)
  ABN-Amro Finance
    5.350%, 06/05/97                                       $ 1,500     $    1,499
  Banc One Funding
    5.600%, 08/04/97                                        10,211         10,109
  Bank of Montreal
    5.520%, 07/01/97                                        20,000         19,908
  Bankers Trust
    5.500%, 11/17/97                                         1,000            974
  BAT Capital
    5.530%, 06/24/97                                         5,000          4,982
    5.700%, 07/14/97                                        10,450         10,379
    5.580%, 07/15/97                                        20,127         19,990
  Cargill Financial
    5.550%, 06/16/97                                        20,000         19,954
  Caterpillar Financial Services
    5.600%, 09/11/97                                        16,000         15,746
  Central Illinois Public Services
    5.500%, 06/05/97                                         5,700          5,697
  Commerzbank
    5.350%, 06/10/97                                         9,135          9,123
  Deutsche Bank Finance
    5.350%, 06/06/97                                        30,000         29,978
  Dominion Semiconductor
    5.650%, 06/04/97                                        18,497         18,488
    5.550%, 06/23/97                                         5,000          4,983
    5.550%, 06/24/97                                        15,000         14,947
  Dresser Industries
    5.550%, 06/30/97                                        20,500         20,408
  Ford Motor Credit
    5.650%, 07/03/97                                         1,800          1,791
  Ford Motor Credit Puerto Rico
    5.620%, 07/08/97                                         2,000          1,988
  General Electric Capital
    5.520%, 06/24/97                                        10,000          9,965
    5.380%, 07/09/97                                        15,000         14,915
  Golden Peanut
    5.400%, 07/15/97                                         3,750          3,725
  GTE Funding
    5.510%, 06/09/97                                        16,000         15,980
  Hertz
    5.620%, 07/25/97                                        25,000         24,789

--------------------------------------------------------------------------------
                                                         FACE AMOUNT     VALUE
                                                            (000)        (000)
--------------------------------------------------------------------------------

  International Business Machines Credit
    5.550%, 06/19/97                                       $35,000     $   34,908
  J.C. Penny Funding
    5.350%, 06/09/97                                        21,000         20,975
  Mobil Australia Finance
    5.580%, 06/30/97                                         1,500          1,493
  National Australia Funding
    5.550%, 06/02/97                                        35,000         34,995
    5.430%, 08/13/97                                         4,500          4,450
  National City Credit
    5.650%, 07/28/97                                         8,000          7,928
    5.665%, 08/21/97                                        15,000         14,809
  New England Power
    5.520%, 06/06/97                                         3,500          3,497
  Paccar Financial
    5.350%, 06/04/97                                         1,500          1,499
  Pactel Capital Resources
    5.510%, 06/23/97                                        26,000         25,912
  Panasonic
    5.350%, 06/09/97                                        13,000         12,985
  RTZ America
    5.550%, 06/25/97                                        10,000          9,963
    5.650%, 11/17/97                                        12,475         12,144
  Sherwin Williams
    5.620%, 07/21/97                                         4,000          3,969
    5.640%, 08/04/97                                         8,325          8,242
    5.640%, 08/05/97                                         4,800          4,751
    5.640%, 08/11/97                                         7,500          7,417
    5.680%, 08/22/97                                         3,000          2,961
  Society Generale North America
    5.500%, 09/10/97                                         5,000          4,923
  Sony Capital
    5.500%, 06/05/97                                         6,690          6,686
  Southern New England Telcommunications
    5.580%, 06/11/97                                         2,000          1,997
  Transamerica Finance
    5.520%, 06/04/97                                         9,700          9,696
    5.540%, 06/19/97                                         4,955          4,941

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
--------------------------------------------------------------------------------
                                                         FACE AMOUNT     VALUE
                                                            (000)        (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER--CONTINUED
  U.S. Borax
    5.400%, 06/09/97                                       $ 3,700     $    3,696
    5.370%, 06/20/97                                        40,000         39,887
    5.650%, 07/16/97                                         6,000          5,958
    5.670%, 07/28/97                                         5,000          4,955
  Virginia Electric & Power
    5.650%, 07/16/97                                         8,000          7,943
  Waste Management Technologies
    5.580%, 06/24/97                                        25,000         24,911
    5.650%, 06/27/97                                         5,000          4,980
    5.720%, 08/12/97                                        14,700         14,532
                                                                       ----------
Total Commercial Paper
  (Cost $628,321)                                                         628,321
                                                                       ----------
CORPORATE OBLIGATIONS (15.5%)
FINANCE (10.0%)
  American General Finance
    7.700%, 11/15/97                                         5,000          5,034
    8.250%, 01/15/98                                         1,250          1,269
  American General, MTN
    9.750%, 10/15/97                                         2,650          2,690
    9.950%, 10/29/97                                         2,100          2,136
  Associates of North America
    5.875%, 08/15/97                                           750            750
    6.625%, 11/15/97                                        16,755         16,811
    8.125%, 01/15/98                                         1,000          1,014
  Bank America, MTN
    6.875%, 11/20/97                                         2,000          2,009
  BAT Capital, MTN
    6.470%, 09/15/97                                        10,000         10,022
  Beneficial
    9.125%, 02/15/98                                         1,875          1,914
  Caterpillar Finance (C)
    5.619%, 07/28/97                                         1,000          1,000
  Corestates Capital (C)
    5.610%, 09/02/97                                        30,000         30,000
  Dean Witter Discover
    6.000%, 03/01/98                                        19,865         19,873
  First Chicago, MTN
    11.150%, 10/31/97                                        5,000          5,102
  Ford Motor Credit, MTN
    6.450%, 02/05/98                                         5,000          5,018
--------------------------------------------------------------------------------
                                                         FACE AMOUNT     VALUE
                                                            (000)        (000)
--------------------------------------------------------------------------------

  Household Finance, MTN (C)
    5.460%, 08/04/97                                       $ 5,000     $    5,000
  International Lease Finance, MTN
    7.500%, 01/15/98                                         3,000          3,030
    5.750%, 02/02/98                                         5,000          4,997
    5.740%, 02/03/98                                         5,000          4,997
  International Lease Finance
    5.840%, 06/09/97                                         5,000          5,000
    5.625%, 03/01/98                                         4,800          4,791
  NationsBank
    6.625%, 01/15/98                                         1,000          1,004
  Texaco Capital
    8.650%, 01/30/98                                         2,000          2,035
  Toyota Motor Credit, MTN
    7.750%, 12/19/97                                         1,500          1,514
                                                                       ----------
    Total Finance                                                         137,010
                                                                       ----------
INDUSTRIAL (2.8%)
  Ford Capital
    9.750%, 06/05/97                                         2,150          2,151
    9.375%, 01/01/98                                         6,351          6,476
  Philip Morris
    8.750%, 06/15/97                                         2,000          2,002
    9.250%, 12/01/97                                        15,180         15,414
    6.375%, 01/15/98                                         1,000          1,003
  Rockwell International
    7.625%, 02/17/98                                         1,000          1,010
  Smithkline Beecham, MTN
    6.200%, 01/20/98                                         5,250          5,261
  Walt Disney
    8.000%, 12/19/97                                         3,595          3,634
  Waste Management Technologies
    8.125%, 02/01/98                                         2,000          2,029
                                                                       ----------
    Total Industrial                                                       38,980
                                                                       ----------
UTILITIES (2.7%)
  Hydro-Quebec, MTN
    7.120%, 12/19/97                                         2,500          2,517
  Northern State Power
    5.875%, 10/01/97                                        12,000         12,004
  Pacific Gas & Electric, MTN
    6.900%, 06/23/97                                         4,500          4,503
  Pacific
    5.880%, 10/15/97                                         5,000          4,997

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

--------------------------------------------------------------------------------
                                                         FACE AMOUNT     VALUE
                                                            (000)        (000)
--------------------------------------------------------------------------------
UTILITIES--CONTINUED
  Pacificorp, MTN
    8.850%, 06/20/97                                       $10,000     $   10,014
  Southern California Edison
    5.875%, 02/01/98                                         2,500          2,499
                                                                       ----------
    Total Utilities                                                        36,534
                                                                       ----------
Total Corporate Obligations
  (Cost $212,524)                                                         212,524
                                                                       ----------
BANK NOTES (7.6%)
  Boatmans National Bank (C)
    5.690%, 06/17/97                                        25,000         25,000
  FCC National Bank (C)
    5.640%, 05/08/98                                        15,000         14,993
  FCC National Bank
    5.880%, 11/05/97                                        25,000         25,003
  Fifth Third Bank
    5.430%, 06/12/97                                        10,000         10,000
  Morgan Guaranty Trust
    5.950%, 06/06/97                                        19,300         19,301
  PNC Bank (C)
    5.628%, 06/06/97                                        10,000         10,000
                                                                       ----------
Total Bank Notes
  (Cost $104,297)                                                         104,297
                                                                       ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (6.6%)
  FNMA (C)
    5.350%, 09/29/97                                        25,000         24,996
  FNMA, MTN (C)
    5.360%, 11/14/97                                        40,000         39,991
  FNMA, MTN Ser B (C)
    5.250%, 09/03/97                                        20,000         19,997
  SLMA
    Callable 08/18/97 @100
    5.370%, 02/08/99                                         5,000          4,987
                                                                       ----------
Total U.S. Government Agency Obligations
  (Cost $89,971)                                                           89,971
                                                                       ----------
ASSET-BACKED SECURITIES (5.7%)
  Americredit Auto Receivables Trust, Ser 1997-A, Cl A1
    5.515%, 04/06/98                                        20,452         20,453
--------------------------------------------------------------------------------
                                                         FACE AMOUNT     VALUE
                                                            (000)        (000)
--------------------------------------------------------------------------------

  Americredit Auto Receivables Trust, Ser 1996-D, Cl A1
    5.425%, 12/12/97                                       $11,936     $   11,939
  Americredit Auto Receivables Trust, Ser 1997-B, Cl A
    5.790%, 06/12/98                                        30,000         30,000
  Chase Manhattan Auto Owner Trust, Ser 1997-A, Cl A1
    5.545%, 04/10/98                                         6,789          6,789
  Ford Credit Auto Owner Trust, Ser 1996-B, Cl A1
    5.514%, 10/15/97                                         1,351          1,352
  Navistar Financial Owner Trust, Ser 1996-B, Cl A1
    5.490%, 11/20/97                                           910            911
  Olympic Automobile Recievable Trust, Ser 1996-D
    5.430%, 12/15/97                                           121            122
  WFS Financial Owner Trust, Ser 1996-D, Cl A1
    5.500%, 01/16/98                                         6,287          6,287
                                                                       ----------
Total Asset-Backed Securities
  (Cost $77,853)                                                           77,853
                                                                       ----------
CERTIFICATES OF DEPOSIT (13.1%)
  Bank of America, Toronto
    5.730%, 07/31/97                                        38,000         38,000
  Bankers Trust New York (C)
    5.630%, 10/16/97                                        25,000         24,995
  Bankers Trust, Toronto
    5.690%, 08/21/97                                        21,000         21,000
  CIBC
    5.970%, 03/19/98                                         5,000          4,999
  Societe Generale
    5.690%, 08/22/97                                        40,000         40,000
  Swiss Bank
    5.530%, 06/30/97                                        30,000         30,000
  Swiss Bank (C)
    6.149%, 06/19/97                                        10,000         10,000
  Swiss Bank
    5.490%, 07/09/97                                        10,000         10,000
                                                                       ----------
Total Certificates Of Deposit
  (Cost $178,994)                                                         178,994
                                                                       ----------

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
--------------------------------------------------------------------------------
                                                         FACE AMOUNT     VALUE
                                                            (000)        (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (1.5%)
  U.S. Treasury Notes
    7.250%, 02/15/98                                       $20,000     $   20,200
                                                                       ----------
Total U.S. Treasury Obligations
  (Cost $20,200)                                                           20,200
                                                                       ----------
REPURCHASE AGREEMENTS (6.6%)
  Deutsche Bank
    5.55%, dated 05/30/97, matures 06/02/97, repurchase
    price $10,007,654 (collateralized by FHMLC
    obligation, par value $10,337,964, 6.092%,
    10/01/32: market value $10,203,089)                     10,003         10,003
  Salomon Brothers
    5.55%, dated 05/30/97, matures 06/02/97, repurchase
    price $10,007,654 (collateralized by various FHLMC
    obligations, total par value $17,813,437,
    5.500%-9.000, 08/01/00-06/01/26; and various FNMA
    obligations, total par value $18,383,048,
    6.000%-9.000%, 12/01/01-05/01/27: total market
    value $10,246,600)                                      10,003         10,003
  Swiss Bank
    5.55%, dated 05/30/97, matures 06/02/97, repurchase
    price $13,337,430 (collateralized by FNMA
    obligation, par value $17,012,000, 6.071%,
    04/01/34: market value $13,664,762)                     13,331         13,331
--------------------------------------------------------------------------------
                                                         FACE AMOUNT     VALUE
                                                            (000)        (000)
--------------------------------------------------------------------------------

  Union Bank of Switzerland
    5.55%, dated 05/30/97, matures 06/02/97, repurchase
    price $59,196,682 (collateralized by various FHLMC
    obligations, total par value $61,959,824,
    0.000%-8.500%, 12/01/07-12/01/26; and FNMA
    obligation, par value $3,000,000, 6.400% 02/25/03:
    total market value $60,374,115)                        $59,169     $   59,169
                                                                       ----------
Total Repurchase Agreements
  (Cost $92,506)                                                           92,506
                                                                       ----------
Total Investments (102.5%)
  (Cost $1,404,666)                                                     1,404,666
                                                                       ----------
OTHER ASSETS AND LIABILITIES, NET (-2.5%)                                 (34,567)
                                                                       ----------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on
    1,086,903,240 outstanding shares of beneficial
    interest                                                            1,086,903
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 283,601,522
    outstanding shares of beneficial interest                             283,602
  Accumulated net realized loss on investments                               (406)
                                                                       ----------
Total Net Assets (100.0%)                                              $1,370,099
                                                                       ----------
                                                                       ----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $     1.00
                                                                       ----------
                                                                       ----------
Net Asset Value, Offering Price and Redemption Price
  Per Share -- Investor Shares                                         $     1.00
                                                                       ----------
                                                                       ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

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U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (25.9%)
  U.S. Treasury Notes
    5.750%, 10/31/97                                       $30,000     $ 30,025
    7.375%, 11/15/97                                        55,000       55,405
    5.000%, 01/31/98                                        10,000        9,950
    7.250%, 02/15/98                                        10,000       10,100
                                                                       --------
Total U.S. Government Agency Obligations (Cost
  $105,480)                                                             105,480
                                                                       --------
REPURCHASE AGREEMENTS (73.2%)
  Barclays
    5.51%, dated 05/30/97, matures 06/02/97, repurchase
    price $20,009,183 (collateralized by FHLMC
    obligation, par value $8,960,000, 5.890%, 03/26/98;
    FNMA obligation, par value $4,315,000, 6.200%,
    06/06/00; SLMA obligation, par value $7,000,000,
    5.880%, 02/06/01: total market value $20,401,553)       20,000       20,000
  Deutsche Bank
    5.51%, dated 05/30/97, matures 06/02/97, repurchase
    price $20,040,319 (collateralized by various U.S.
    Treasury obligations, total par value $19,827,000,
    5.750%-8.125%, 12/31/98- 05/15/21: total market
    value $20,432,188)                                      20,031       20,031


-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------

  Merrill Lynch
    5.51%, dated 05/30/97, matures 06/02/97, repurchase
    price $98,954,749 (collateralized by various GNMA
    obligations, total par value $328,491,658,
    7.000%-11.000%, 02/15/02-11/15/23: total market
    value $100,889,610)                                    $98,909     $ 98,909
  Morgan Stanley
    5.51%, dated 05/30/97, matures 06/02/97, repurchase
    price $99,259,385 (collateralized by various GNMA
    obligations, total par value $709,897,000,
    0.698%-8.000%, 01/01/00-06/15/26: total market
    value $104,959,999)                                     99,214       99,214
  Salomon Brothers
    5.51%, dated 05/30/97, matures 06/02/97, repurchase
    price $20,093,747 (collateralized by various U.S.
    Government Notes, total par value $20,034,000,
    6.875%-8.875%, 10/15/97-03/31/00: total market
    value $20,489,252)                                      20,085       20,085
  Swiss Bank
    5.51%, dated 05/30/97, matures 06/02/97, repurchase
    price $20,012,200 (collateralized by various U.S.
    Treasury obligations, total par value $19,625,000,
    5.875%-7.250%, 06/30/00-08/15/22: total market
    value $20,426,087)                                      20,003       20,003

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
-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  Union Bank of Switzerland
    5.51%, dated 05/30/97, matures 06/02/97, repurchase
    price $20,015,030 (collateralized by various FHLMC
    obligations, total par value $20,185,000,
    5.980%-7.554%, 02/26/04-07/31/06: total market
    value $20,410,150)                                     $20,006     $ 20,006
                                                                       --------
Total Repurchase Agreements (Cost $298,248)                             298,248
                                                                       --------
Total Investments (99.1%) (Cost $403,728)                               403,728
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (0.9%)                                  3,800
                                                                       --------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 344,391,123
    outstanding shares of beneficial interest                           344,391

-------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
-------------------------------------------------------------------------------

  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 63,197,343
    outstanding shares of beneficial interest                          $ 63,197
  Accumulated net realized loss on investments                              (60)
                                                                       --------
Total Net Assets (100.0%)                                              $407,528
                                                                       --------
                                                                       --------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $   1.00
                                                                       --------
                                                                       --------
Net Asset Value, Offering Price and Redemption Price
  Per Share -- Investor Shares                                         $   1.00
                                                                       --------
                                                                       --------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

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TAX-EXEMPT MONEY MARKET FUND

-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS (98.5%)
ALABAMA (1.1%)
  McIntosh, Industrial Development Board, Ciba-Geigy
    Project, Ser A, RB, VRDN (C)(D)(E)
    3.850%, 06/04/97                                      $    3,500   $  3,500
  Special Care Facilities, Montgomery Hospital Revenue,
    RB, VRDN (FGIC) (C)(D)
    3.900%, 06/04/97                                           1,400      1,400
                                                                       --------
    Total Alabama                                                         4,900
                                                                       --------
ALASKA (0.2%)
  Anchorage, GO, Ser A, (MBIA)
    5.000%, 02/01/98                                           1,045      1,054
                                                                       --------
ARIZONA (1.7%)
  Maricopa County, Pollution Control Authority, Ser A,
    RB, VRDN (C)(D)(E)
    3.850%, 06/04/97                                           4,000      4,000
  Pima County, Industrial Development Authority, Tuscon
    Electric Project, Ser A, RB, VRDN (C)(D)(E)
    3.900%, 06/04/97                                           2,600      2,600
  Scottsdale, GO
    7.500%, 07/01/97                                             840        842
                                                                       --------
    Total Arizona                                                         7,442
                                                                       --------
ARKANSAS (0.2%)
  State, Industrial Development Financial Authority,
    Ser A, RB, VRDN, AMT (C)(D)(E)
    4.000%, 06/04/97                                           1,000      1,000
                                                                       --------


-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------

CALIFORNIA (1.7%)
  Contra Costa County, Multi-Family Mortgage, Delta
    Square Project, Ser A, RB, VRDN (C)(D)(E)
    3.850%, 06/05/97                                      $    4,200   $  4,200
  Higher Education Loan Authority, Ser A, VRDN,
    callable 06/01/98 @ 100 (C)(D)(E)
    3.950%, 06/01/01                                           1,900      1,900
  State, Higher Education Loan Authority, Student Loan,
    Ser 95E-5, RB, VRDN, AMT (C)(D)(E)
    3.950%, 06/04/97                                           1,200      1,200
                                                                       --------
    Total California                                                      7,300
                                                                       --------
COLORADO (1.9%)
  North Glen, Castle Garden Retirement Center, VRDN
    (C)(D)(E)
    3.850%, 06/05/97                                           1,200      1,200
  State, TRAN, Ser A, RB
    4.500%, 06/27/97                                           7,000      7,003
                                                                       --------
    Total Colorado                                                        8,203
                                                                       --------
DELAWARE (0.4%)
  State Educational Development Authority, VRDN
    (C)(D)(E)
    4.225%, 06/05/97                                           1,875      1,875
                                                                       --------
FLORIDA (10.3%)
  Citrus Park, RB, VRDN (C)(D)(E)
    3.900%, 06/04/97                                           1,500      1,500
  Dade County, Water & Sewer System, Ser 94, RB, VRDN
    (FGIC) (C)(E)
    3.850%, 06/04/97                                           8,000      8,000

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
-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
FLORIDA--CONTINUED
  Jacksonville, TECP
    3.400%, 06/09/97                                      $    1,000   $  1,000
    3.500%, 06/26/97                                          10,000     10,000
  Jacksonville, Pollution Control Revenue, TECP
    3.500%, 06/12/97                                           5,000      5,000
  Local Government, TECP
    3.450%, 06/16/97                                           4,000      4,000
    3.550%, 06/19/97                                           5,500      5,500
  Pinellas County, TECP
    3.750%, 07/01/97                                           3,600      3,600
  State Board of Education, Capital Outlay, GO
    6.500%, 06/01/97                                           4,575      4,575
  Sunshine State Government, Finance Commission
    Revenue, TECP
    3.500%, 06/12/97                                           1,400      1,400
                                                                       --------
    Total Florida                                                        44,575
                                                                       --------
GEORGIA (5.0%)
  Barrow County School District, Ser 97, GO
    4.000%, 02/01/98                                           1,000      1,000
  Burke County, Development Authority Pollution
    Control, RB (AMBAC)
    3.600%, 12/01/97                                           1,500      1,500
  Burke County, Oglethorpe Power, Ser A, VRDN
    (FGIC)(C)(D)
    3.850%, 06/04/97                                           4,400      4,400
  Fulton County, Development Authority, American Red
    Cross Project, RB, VRDN (C)(D)(E)
    3.950%, 06/05/97                                           1,500      1,500


-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------

GEORGIA--CONTINUED
  Gordon County, Development Authority, Sara Lee
    Project, RB, VRDN (C)(D)
    3.950%, 06/05/97                                      $    1,400   $  1,400
  Lafayette, Industrial Development Authority,
    Blue-Bird Project, Ser 1991, VRDN (C)(D)(E)
    3.950%, 06/05/97                                           1,000      1,000
  Marietta Housing Finance Authority, Franklin Walk
    Apartments Project, VRDN (C)
    3.975%, 06/05/97                                           1,600      1,600
  Monroe County, Industrial Development Authority,
    Forsyth Inns Project, RB, VRDN (C)(D)(E)
    3.950%, 06/04/97                                           2,525      2,525
  Municipal Electric Authority, VRDN (FGIC) (C)(D)
    4.100%, 06/05/97                                           3,000      3,000
  Private College Facilities Authority, Emory
    University, RB, VRDN Optional Put 12/01/97 @ 100,
    (C)(D)(E)
    3.700%, 12/01/04                                           3,465      3,465
                                                                       --------
    Total Georgia                                                        21,390
                                                                       --------
IDAHO (1.6%)
  Nez Pierce County, Pollution Control Board, Potlatch
    Corp. Project, RB, VRDN (C)(D)(E)
    3.900%, 06/05/97                                           3,000      3,000
  Idaho State, TAN, GO
    4.500%, 06/30/97                                           4,000      4,002
                                                                       --------
    Total Idaho                                                           7,002
                                                                       --------

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--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
ILLINOIS (4.7%)
  Bloomington, Airport Authority, VRDN (C)(D)(E)
    3.950%, 06/04/97                                      $    1,500   $  1,500
  Chicago, Tender Notes, GO (E)
    3.650%, 02/05/98                                           2,000      2,000
  DuPage County, First Preservation District, GO,
    Pre-Refunded 11/01/97 @ 102 (F)
    8.100%, 11/01/06                                           1,200      1,245
  Educational Facilities, Chicago Children's Museum,
    RB, VRDN (C)(D)(E)
    3.900%, 06/04/97                                           1,600      1,600
  Health Facilities Authority, Advocate Healthcare
    Network, Ser B, RB, VRDN (C)(D)
    3.950%, 06/04/97                                           3,000      3,000
  Illinois Health Facility Authority, RB, VRDN (C)(D)
    4.000%, 06/05/97                                           3,000      3,000
  Savanna, Industrial Development Authority, Metform
    Project, Ser B, RB, VRDN (C)(D)(E)
    4.050%, 06/04/97                                           1,400      1,400
  Savanna, Industrial Development Authority, Ser A, RB,
    VRDN (C)(D)(E)
    4.050%, 06/04/97                                             500        500
  State, Health Facilities Authority, Streeterville
    Project, RB, VRDN (C)(D)(E)
    3.900%, 06/04/97                                           2,000      2,000


-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------

  State, Health Facilities Authority, University of
    Chicago Hospital Project, Ser C, VRDN (MBIA) (C)(D)
    3.850%, 06/04/97                                      $    4,000   $  4,000
                                                                       --------
    Total Illinois                                                       20,245
                                                                       --------
INDIANA (5.6%)
  Allen County, Industrial Economic Development, Mattel
    Power Wheels Project, RB, VRDN, AMT (C)(D)(E)
    4.200%, 06/04/97                                           1,500      1,500
  Fort Wayne, Industrial Economic Development
    Authority, ND Tech Project, RB, VRDN, AMT (C)(D)(E)
    4.050%, 06/04/97                                           1,000      1,000
  Hammond Industrial Local Public, Adv. Fdg Project,
    Ser A-2, GO
    4.200%, 01/08/98                                           6,000      6,017
  Health Facility Authority, Clarian Health Partners,
    Ser B, RB, VRDN, (C)(D)(E)
    3.900%, 06/04/97                                           2,000      2,000
  Indianapolis, Industrial Economic Development
    Authority, Allied Signal Project, RB, VRDN
    (C)(D)(E)
    4.050%, 06/04/97                                           3,500      3,500
  Indianapolis, Industrial Multi-Family Housing
    Authority, Crossing Partners Project, RB, VRDN, AMT
    (C)(D)(E)
    4.150%, 06/04/97                                           8,700      8,700

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
-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
INDIANA--CONTINUED
  Rockport County, Pollution Control Authority, Aep
    Generating Project, Ser B, RB, VRDN (AMBAC) (C)(D)
    4.150%, 06/02/97                                      $    1,600   $  1,600
                                                                       --------
    Total Indiana                                                        24,317
                                                                       --------
IOWA (0.6%)
  West Des Moines, Commercial Development Authority,
    Greyhound Lines Project, VRDN (C)(D)(E)
    3.800%, 06/04/97                                           2,500      2,500
                                                                       --------
KENTUCKY (0.9%)
  Jefferson County, Industrial Building
    Fisher-Klosterman Project, RB, VRDN (C)(D)(E)
    4.050%, 06/05/97                                           2,500      2,500
  State, Economic Development Financial Authority
    Hospital Facilities-Baptist Healthcare, RB, VRDN
    (C)(D)(E)
    3.850%, 06/05/97                                           1,400      1,400
                                                                       --------
    Total Kentucky                                                        3,900
                                                                       --------
LOUISIANA (2.4%)
  Lake Charles, Harbor & Terminal District Authority,
    Reynolds Metals Project, VRDN (C)(D)(E)
    3.900%, 06/04/97                                           3,000      3,000
  Plaqeumines, Port Facilities, International Marine
    Terminal Project, Ser B, RB, Optional Put 03/15/98
    @ 100 (D)(E)
    3.750%, 03/15/06                                           1,000      1,000


-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------

  Louisiana Port Authority, Occidental Petroleum
    Project, RB, VRDN (C)(D)(E)
    3.800%, 06/04/97                                      $    4,500   $  4,500
  State, Offshore Terminal Authority Deepwater Port,
    Loop Inc - First Stage Project, Ser A, RB, VRDN,
    (C)(E)
    3.850%, 06/04/97                                           2,000      2,000
                                                                       --------
    Total Louisiana                                                      10,500
                                                                       --------
MAINE (1.0%)
  State, TAN, GO
    4.500%, 06/27/97                                           4,500      4,502
                                                                       --------
MARYLAND (2.7%)
  Baltimore County, Allied Signal Project, RB, VRDN
    (C)(D)(E)
    4.000%, 06/04/97                                           1,000      1,000
  Baltimore, Industrial Development Authority, Days Inn
    of America Project, RB Callable
    12/01/97 @ 100 (F)
    12.625%, 12/01/04                                          2,000      2,087
  Montgomery County, Housing Opportunities Multi-Family
    Commission, Ser A, RB
    3.700%, 11/13/97                                           3,650      3,650
  State, Health & Higher Education Authority, Pooled
    Loan Program, Ser B, VRDN (C)(D)(E)
    3.850%, 06/04/97                                           5,000      5,000
                                                                       --------
    Total Maryland                                                       11,737
                                                                       --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
MICHIGAN (3.4%)
  Michigan City, Industrial Economic Development,
    Performance Packaging, RB, VRDN (C)(D)(E)
    4.150%, 06/04/97                                      $    1,000   $  1,000
  Midland County, Economic Development, Dow Chemical
    Project, Ser B, RB, VRDN, (C)(D)
    4.000%, 06/02/97                                           5,575      5,575
  Oakland County, Economic Development, VRDN (C)(D)(E)
    4.100%, 06/04/97                                           1,000      1,000
  State, Housing Development Authority, WoodLand
    Meadows, RB, VRDN, AMT (C)(D)(E)(F)
    4.050%, 06/04/97                                           1,000      1,000
  State, Housing Development Authority, Harbortown,
    VRDN (C)(D)(E)
    3.975%, 06/05/97                                           3,000      3,000
  State, Strategic Industrial Development Authority,
    Norcor Manufacturing Project, RB, VRDN (C)(D)(E)
    4.000%, 06/03/97                                           3,000      3,000
                                                                       --------
    Total Michigan                                                       14,575
                                                                       --------
MISSISSIPPI (0.8%)
  Jackson County, Chevron USA Project, Ser 93, RB, VRDN
    (C)(D)
    4.050%, 06/02/97                                           3,500      3,500
                                                                       --------


-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------

MISSOURI (0.7%)
  Environmental Improvement and Energy Resource,
    Utilicorp United Project, RB, VRDN (C)(D)(E)
    4.050%, 06/04/97                                      $      700   $    700
  State, Industrial Development Authority, Bachman
    Machine Project, Ser A, RB, VRDN, AMT (C)(D)(E)
    4.200%, 06/04/97                                              90         90
  State, Industrial Development Authority, Plastic
    Enterprises Project, Ser A, RB, VRDN, AMT
    (C)(D)(E)(F)
    4.200%, 06/04/97                                             385        385
  State, Industrial Development Authority, Precision
    Stainless Project, Ser I, RB, VRDN, AMT (C)(D)(E)
    4.200%, 06/04/97                                              70         70
  State, Custody Receipt, Third Street Building
    Project, Ser A, GO, VRDN (C)(D)(E)
    4.200%, 06/04/97                                           2,000      2,000
                                                                       --------
    Total Missouri                                                        3,245
                                                                       --------
NEVADA (6.3%)
  Clark County, Airport Improvement Authority, Ser A,
    VRDN, (MBIA) (C)(D)
    3.850%, 06/04/97                                          10,000     10,000
  Clark County, Airport Improvement, Sub Lien, Ser A-1,
    RB, VRDN (C)(D)(E)
    3.850%, 06/04/97                                           4,300      4,300

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
-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
NEVADA--CONTINUED
  Clark County, Nevada Power Project, Ser A, VRDN, AMT
    (C)(D)(E)
    4.150%, 06/04/97                                      $    5,000   $  5,000
  Clark County, School District, VRDN (C)(D)(E)
    3.960%, 06/05/97                                           8,000      8,000
                                                                       --------
    Total Nevada                                                         27,300
                                                                       --------
NEW HAMPSHIRE (5.5%)
  State, Business Finance Authority, TECP
    3.650%, 07/29/97                                           7,000      7,000
  State, Business Finance Authority, Pollution Control,
    Ser D, VRDN, AMT (C)
    4.000%, 06/04/97                                           6,000      6,000
  State, Business Finance Authority, TECP (E)
    3.400%, 06/11/97                                           5,000      5,000
  State, Housing Finance Authority, Multi-Family,
    Fairways Project, Ser 1, RB, VRDN, AMT (C)(D)(E)
    4.000%, 06/04/97                                           5,000      5,000
  State, Pollution Control Authority, CT Power and
    Light, Ser A, RB, VRDN (C)(D)(E)
    3.900%, 06/04/97                                             800        800
                                                                       --------
    Total New Hampshire                                                  23,800
                                                                       --------
NEW MEXICO (2.2%)
  Hurley, New Mexico, Pollution Control Authority, RB,
    VRDN (C)(D)(E)
    4.150%, 06/02/97                                           2,200      2,200


-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------

NEW MEXICO--CONTINUED
  State, Educational Assistance Foundation, Student
    Loan Program, VRDN (AMBAC) (C)(D)
    4.100%, 06/05/97                                      $    3,490   $  3,490
  State, Mortgage Financial Authority, Ser B-CR-123,
    Optional Put 07/01/97 @ 100
    3.400%, 07/01/17                                           3,995      3,995
                                                                       --------
    Total New Mexico                                                      9,685
                                                                       --------
NEW YORK (1.8%)
  Urban Development Corporation, Senior Lien, VRDN
    (C)(D)
    3.960%, 06/05/97                                           7,600      7,600
                                                                       --------
NORTH CAROLINA (2.1%)
  Educational Facilities, Guilford College, VRDN
    (C)(D)(E)
    4.000%, 06/04/97                                           2,300      2,300
  Mecklenburg County, Industrial Facilities & Pollution
    Control, Sterigenics International Project, RB,
    VRDN, AMT (C)(D)(E)
    4.250%, 06/04/97                                           2,000      2,000
  State Municipal Power Authority, Finance Authority,
    TECP (E)
    3.400%, 06/10/97                                           5,000      5,000
                                                                       --------
    Total North Carolina                                                  9,300
                                                                       --------
NORTH DAKOTA (0.4%)
  Mercer County, Solid Waste Disposal Authority, United
    Power Project, RB, VRDN, AMT (C)(D)(E)
    3.550%, 06/02/97                                           1,900      1,900
                                                                       --------
OHIO (5.1%)
  Columbus, Sewer Revenue (C)(D)
    3.800%, 06/05/97                                           9,600      9,600

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
OHIO--CONTINUED
  State, Air Quality Development Authority, JMG Limited
    Partnership, Ser A, RB, VRDN, AMT (C)(D)(E)
    3.900%, 06/04/97                                      $    3,000   $  3,000
  State, Higher Education Authority, Lake Erie Project,
    RB, VRDN (C)(D)(E)
    3.950%, 06/05/97                                           5,100      5,100
  State, Pollution Control Authority, Duquesne Project,
    RB, VRDN, AMT (C)(D)(E)
    3.950%, 06/04/97                                           3,000      3,000
  Trumbull County, St. Joseph Riverside Hospital
    Project, RB, Pre-Refunded
    11/01/97 @ 102 (F)
    7.750%, 11/01/13                                           1,500      1,555
                                                                       --------
    Total Ohio                                                           22,255
                                                                       --------
PENNSYLVANIA (3.8%)
  Beaver County, Industrial Development Authority,
    Duquesne Light Company Project, Ser B, VRDN
    (C)(D)(E)
    3.800%, 06/04/97                                           1,000      1,000
  Philadelphia School District, TRAN
    4.500%, 06/30/97                                           5,000      5,002
  Philadelphia, TRAN
    4.500%, 06/30/97                                           4,000      4,002
  State, Ser A, VRDN Pre-Refunded 11/01/99 @ 101.5,
    (C)(F)
    3.960%, 06/05/97                                           6,500      6,500
                                                                       --------
    Total Pennsylvania                                                   16,504
                                                                       --------


-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------

RHODE ISLAND (0.9%)
  State, TAN
    4.500%, 06/30/97                                      $    4,000   $  4,002
                                                                       --------
SOUTH CAROLINA (1.2%)
  York County, Pollution Control Revenue, Ser N-4,
    VRDN, Optional Put on
    9/15/97 @ 100 (C)(D)(E)
    3.550%, 09/15/14                                           5,000      5,000
                                                                       --------
TENNESSEE (2.5%)
  Covington, Industrial Development Board, Charms
    Project, RB, VRDN, AMT (C)(D)(E)
    4.050%, 06/04/97                                           3,000      3,000
  Hamilton County, Industrial Development Board,
    Tennessee Aquarium Project, VRDN (C)(D)(E)
    3.950%, 06/05/97                                           3,000      3,000
  Memphis-Shelby County, Industrial Development Board,
    Ponderosa Fibres American Project, RB, VRDN, AMT
    (C)(D)(E)
    4.100%, 06/05/97                                           1,600      1,600
  Nashville & Davidson County, Industrial Development
    Authority, Multi-Family Mortgage, Chimneytop II
    Project, RB, VRDN (C)(D)(E)
    3.950%, 06/02/97                                           1,325      1,325
  Nashville & Davidson County, Vanderbilt University,
    Ser 85A, VRDN, Optional Put 1/15/98, (C)(D)(E)
    3.650%, 01/15/15                                           2,000      2,002
                                                                       --------
    Total Tennessee                                                      10,927
                                                                       --------

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
-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
TEXAS (9.2%)
  Brazos River, TECP (E)
    3.450%, 06/09/97                                      $    2,700   $  2,700
  Brownsville, Utility System, TECP
    3.450%, 06/12/97                                           4,000      4,000
  Georgetown, Higher Education Financing Authority,
    Southwestern University Project, Ser 84, RB, VRDN
    (C)(D)(E)
    3.950%, 06/04/97                                           2,000      2,000
  Harris County, Health Facilities Authority, Memorial
    Hospital Project, Ser B, RB, VRDN (C)(D)(E)
    3.850%, 06/04/97                                           1,500      1,500
  Harris County, Housing Finance Corporation, Ser 1985,
    VRDN (C)(D)(E)
    4.225%, 06/05/97                                             900        900
  Harris County, Industrial Development Authority,
    Lubrizol Project, RB, VRDN (C)(D)
    3.850%, 06/04/97                                           1,600      1,600
  Harris County, Toll Roads, Ser H, RB, VRDN (C)(D)(E)
    3.850%, 06/04/97                                           5,500      5,500
  Lone Star, Airport Improvement, Ser A2, RB, VRDN
    (C)(D)
    4.000%, 06/02/97                                           1,700      1,700
  South Higher Education Authority, RB, VRDN, AMT
    (C)(D)(E)
    3.950%, 06/04/97                                           5,000      5,000
  State, Public Finance Authority, TECP
    3.650%, 08/11/97                                           5,000      5,000


-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------

  State, TAN
    4.750%, 08/29/97                                      $   10,000   $ 10,019
                                                                       --------
    Total Texas                                                          39,919
                                                                       --------
UTAH (1.5%)
  Carbon County, Pollution Control Authority,
    Pacificorp Project, RB, VRDN (AMBAC) (C)(D)
    4.150%, 06/02/97                                           1,600      1,600
  Intermountain Power Agency, Ser E, RB, Optional Put
    09/15/97 @ 100 (E)
    3.500%, 07/01/14                                           1,000      1,000
  Intermountain Power Agency, Optional Put 06/16/97 @
    100, RB, VRDN (C)(D)(E)
    3.930%, 06/17/97                                           4,000      4,000
                                                                       --------
    Total Utah                                                            6,600
                                                                       --------
VERMONT (0.2%)
  State, Ser B, GO,
    4.600%, 08/01/97                                           1,000      1,001
                                                                       --------
TAX-EXEMPT MONEY MARKET FUND

VIRGINIA (3.6%)
  Bedford County, Industrial Development Authority,
    VRDN (C)(D)(E)
    4.000%, 06/05/97                                           2,500      2,500
  Chesterfield County, Industrial Development
    Authority, Allied Signal Project, RB, VRDN
    (C)(D)(E)
    4.050%, 06/04/97                                           3,000      3,000
  Commonwealth, Ser 1994, VRDN (C)(D)
    4.060%, 06/05/97                                           4,000      4,000

STATEMENT OF NET ASSETS------
  -----------------------------------------------
  ---------------------STI CLASSIC FUNDS  MAY 31, 1997

-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
VIRGINIA--CONTINUED
  Front Royal & Warren County, Industrial Development
    Authority, Pen Tab Industries Project, RB, VRDN,
    AMT (C)(D)(E)
    4.000%, 06/05/97                                      $    3,000   $  3,000
  Peninsula Port Authority, Dominion Term Project, Ser
    1987C, VRDN (C)(D)(E)
    3.950%, 06/02/97                                           3,300      3,300
                                                                       --------
    Total Virginia                                                       15,800
                                                                       --------
WASHINGTON (2.6%)
  Pierce County, Washington Economic Development,
    Weyerhaeuser Real Estate Project, RB, VRDN (C)(D)
    3.850%, 06/04/97                                           3,000      3,000
  Port of Seattle, VRDN (C)(D)(E)
    3.900%, 06/04/97                                           1,600      1,600
  State Public Power Supply System, Nuclear Project #1,
    1993-1A3, RB, VRDN (C)(D)(E)
    3.850%, 06/04/97                                           3,500      3,500
  State Student Loan Finance Association, Ser B, RB,
    VRDN, AMT (C)(D)(E)
    3.950%, 06/05/97                                           3,000      3,000
                                                                       --------
    Total Washington                                                     11,100
                                                                       --------
WEST VIRGINIA (0.9%)
  Marshall County, Pollution Control Authority, Allied
    Signal Project, RB, VRDN (C)(D)(E)
    4.050%, 06/04/97                                           2,000      2,000


-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------

  Marshall County, PPG Industries Project, RB, VRDN
    (C)(D)(E)
    4.100%, 06/05/97                                      $    2,000   $  2,000
                                                                       --------
    Total West Virginia                                                   4,000
                                                                       --------
WISCONSIN (0.7%)
  Milwaukee, Ser BY, GO
    7.250%, 06/15/97                                           1,000      1,001
  Milwaukee, School Order Notes, Ser B
    4.250%, 08/21/97                                           1,000      1,002
  Racine, Wisconsin Promissory Notes, Ser 96 B, GO
    3.700%, 12/15/97                                           1,165      1,165
                                                                       --------
    Total Wisconsin                                                       3,168
                                                                       --------
WYOMING (1.1%)
  Sweetwater, Ser A, RB, VRDN (C)(D)(E)
    3.900%, 06/04/97                                           4,600      4,600
                                                                       --------
Total Municipal Bonds
  (Cost $428,223)                                                       428,223
                                                                       --------
CASH EQUIVALENT (1.3%)
  AIM Management Institutional Tax-Free Portfolio              5,853      5,853
                                                                       --------
Total Cash Equivalent
  (Cost $5,853)                                                           5,853
                                                                       --------
Total Investments (99.8%) (Cost $434,076)                               434,076
                                                                       --------
OTHER ASSETS AND LIABILITIES (0.2%)
Total Other Assets and Liabilities, Net                                     943
                                                                       --------

--------------------------------------------------
  ------------------------

-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 333,003,932
    outstanding shares of beneficial interest                          $333,004
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 102,018,739
    outstanding shares of beneficial interest                           102,019


-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------

  Accumulated net realized loss on investments                         $     (4)
                                                                       --------
Total Net Assets (100.0%)                                              $435,019
                                                                       --------
                                                                       --------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $   1.00
                                                                       --------
                                                                       --------
Net Asset Value, Offering Price and Redemption Price
  Per Share -- Investor Shares                                         $   1.00
                                                                       --------
                                                                       --------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------
STI CLASSIC FUNDS     MAY 31, 1997

                          KEY TO ABBREVIATIONS USED IN
                          THE STATEMENT OF NET ASSETS

ADR       American Depository Receipt
AMBAC     Security insured by the American Municipal Bond
          Assurance Company
AMT       Alternative Minimum Tax
ARM       Adjustable Rate Mortgage
Cl        Class
COP       Certificate of Participation
CV        Convertible Security
ETM       Escrowed to Maturity
F         Foreign Registry Shares
FGIC      Security insured by the Financial Guaranty Insurance
          Corporation
FHA       Federal Housing Authority
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Security insured by Financial Security Assurance
GDR       Global Depository Receipt
GDS       Global Depository Shares
GNMA      Government National Mortgage Association
GO        General Obligation
LYON      Liquid Yield Option Note
MBIA      Security insured by the Municipal Bond Investors
          Assurance
MTN       Medium Term Note
RB        Revenue Bond
REIT      Real Estate Investment Trust
REMIC     Real Estate Mortgage Investment Conduit
Ser       Series
SLMA      Student Loan Marketing Association
STRIPS    Separately Traded Registered Interest and Principal
          Security
TAN       Tax Anticipation Note
TECP      Tax Exempt Commercial Paper
TRAN      Tax & Revenue Anticipation Note
VRDN      Variable Rate Demand Note
*         Non-income producing securities

(A)       Zero Coupon Bond
(B)       Private Placement Security
(C) Variable rate security. The rate reported on the Statement of Net Assets is the rate in effect on May
          31, 1997.
(D) Put and demand features exist requiring the issuer to repurchase the instrument prior to maturity.
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F)       Collateralized by U.S. Government Securities
(G)       In local currency

                 (This page has been left blank intentionally.)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD ENDED MAY 31, 1997

                                    MID-CAP   SMALL CAP    CAPITAL
                     VALUE INCOME   EQUITY      EQUITY     GROWTH
                      STOCK FUND     FUND        FUND       FUND
                     ------------  ---------  ----------  ---------
                      06/01/96-    06/01/96-  01/31/97*-  06/01/96-
                       05/31/97    05/31/97    05/31/97   05/31/97
                        (000)        (000)      (000)       (000)
                     ------------  ---------  ----------  ---------
Income:
  Interest Income...   $  5,035     $  1,386    $   92    $   6,139
  Dividend Income...     44,675        2,627       765       18,021
  Less: Foreign
    Taxes
    Withheld........         --           --        --           --
                     ------------  ---------  ----------  ---------
      Total
       Investment
       Income.......     49,710        4,013       857       24,160
                     ------------  ---------  ----------  ---------
Expenses:
  Investment
    Advisory Fees...     12,026        3,328       322       14,003
  Less: Investment
    Advisory Fees
    Waived..........         --         (318)      (48)      (1,226)
  Less: Contribution
    from Advisor....         --           --        --           --
  Administrator
    Fees............      1,009          194        18          818
  Transfer Agent
    Fees -- Trust
    Shares..........         16           15         6           16
  Transfer Agent
    Fees -- Investor
    Shares..........        103           31        --          166
  Transfer Agent
    Fees -- Flex
    Shares..........         53           24        --           37
  Transfer Agent Out
    of Pocket
    Fees............        114           22         1           98
  Printing
    Expenses........        102           20         2           85
  Custody Fees......         73           14         1           62
  Professional
    Fees............         77           15         2           63
  Trustee Fees......         22            4        --           19
  Registration
    Fees............        138           27        22           58
  Distribution Fees
    -- Investor
    Shares..........        470           82        --        1,345
  Less: Distribution
    Fees Waived --
    Investor
    Shares..........        (32)         (26)       --         (236)
  Distribution Fees
    -- Flex
    Shares..........        444           74        --          213
  Less: Distribution
    Fees Waived --
    Flex Shares.....        (11)         (20)       --          (12)
  Insurance and
    Other Fees......         46           14        --           40
  Amortization of
    Deferred
    Organization
    Costs...........         11           --        10            8
                     ------------  ---------  ----------  ---------
      Total
       Expenses.....     14,661        3,500       336       15,557
                     ------------  ---------  ----------  ---------
        Net
        Investment
        Income
        (Loss)......     35,049          513       521        8,603
                     ------------  ---------  ----------  ---------
Net Realized and Unrealized Gain (Loss) on Investments:
  Net Realized Gain
    (Loss) on
    Securities
    Sold............    243,189       33,978     1,757      221,554
  Net Realized Loss
    on Foreign
    Currency
    Transactions....         --           --        --           --
  Net Change in
    Unrealized
    Appreciation
    (Depreciation)
    on Foreign
    Currency and
    Translation of
    Other Assets and
    Liabilities in
    Foreign
    Currency........         --           --        --           --
  Net Change in
    Unrealized
    Appreciation
    (Depreciation)
    on
    Investments.....     33,953        4,912     7,644       43,851
                     ------------  ---------  ----------  ---------
        Total Net
        Realized and
        Unrealized
        Gain on
      Investments...    277,142       38,890     9,401      265,405
                     ------------  ---------  ----------  ---------
Net Increase in Net
  Assets from
  Operations........   $312,191     $ 39,403    $9,922    $ 274,008
                     ------------  ---------  ----------  ---------
                     ------------  ---------  ----------  ---------

*    Commencement of Operations
Amounts designated as "--" are either $0 or round to $0.

--------------------------------------------------------------------------------

                                EMERGING    INTERNATIONAL                              INVESTMENT GRADE   FLORIDA    TENNESSEE
                     BALANCED    MARKETS    EQUITY INDEX   INTERNATIONAL    SUNBELT    TAX-EXEMPT BOND   TAX-EXEMPT  TAX-EXEMPT
                       FUND    EQUITY FUND      FUND        EQUITY FUND   EQUITY FUND        FUND        BOND FUND   BOND FUND
                     --------  -----------  -------------  -------------  -----------  ----------------  ----------  ----------
                     06/01/96- 01/31/97*-     06/01/96-      06/01/96-     06/01/96-      06/01/96-      06/01/96-   06/01/96-
                     05/31/97   05/31/97      05/31/97       05/31/97      05/31/97        05/31/97       05/31/97    05/31/97
                      (000)       (000)         (000)          (000)         (000)          (000)          (000)       (000)
                     --------  -----------     ------      -------------  -----------      -------       ----------    -----
Income:
  Interest Income... $  3,654    $   49        $   13         $   922      $     18        $ 8,107         $2,318       $282
  Dividend Income...    1,113       272         1,382           6,838         2,081             --             --         --
  Less: Foreign
    Taxes
    Withheld........       --       (14)         (108)           (645)           --             --             --         --
                     --------  -----------     ------      -------------  -----------      -------       ----------    -----
      Total
       Investment
       Income.......    4,767       307         1,287           7,115         2,099          8,107          2,318        282
                     --------  -----------     ------      -------------  -----------      -------       ----------    -----
Expenses:
  Investment
    Advisory Fees...    1,177       137           658           4,494         4,842          1,272            293         35
  Less: Investment
    Advisory Fees
    Waived..........     (151)      (53)          (80)           (157)         (442)          (189)           (73)       (35)
  Less: Contribution
    from Advisor....       --        --            --              --            --             --             --        (10)
  Administrator
    Fees............       83         7            48             240           283            115             31          4
  Transfer Agent
    Fees -- Trust
    Shares..........       16         5            18              12            16             16             16         16
  Transfer Agent
    Fees -- Investor
    Shares..........       17        --            21              14            44             34             13         12
  Transfer Agent
    Fees -- Flex
    Shares..........       17        --            15              17            20             15             14         13
  Transfer Agent Out
    of Pocket
    Fees............        9         1             9              22            33             15              3         --
  Printing
    Expenses........        8         6             7              21            30             13              3         --
  Custody Fees......        6        34            70             484            21              9              2          1
  Professional
    Fees............        6         1             6              15            22              9              2         --
  Trustee Fees......        2        --             2               5             7              3              1         --
  Registration
    Fees............       21        11             5             111            31             12              6          1
  Distribution Fees
    -- Investor
    Shares..........       15        --            22              21           119            148              6          3
  Less: Distribution
    Fees Waived --
    Investor
    Shares..........      (13)       --           (14)            (10)          (39)           (47)            (6)        --
  Distribution Fees
    -- Flex
    Shares..........       43        --            10              33            45             51             27         23
  Less: Distribution
    Fees Waived --
    Flex Shares.....      (14)       --           (10)            (15)          (18)           (15)           (21)        (8)
  Insurance and
    Other Fees......        4         4            15              18            13              7              2         --
  Amortization of
    Deferred
    Organization
    Costs...........       --        10             3               2            --              8             --         --
                     --------  -----------     ------      -------------  -----------      -------       ----------    -----
      Total
       Expenses.....    1,246       163           805           5,327         5,027          1,476            319         55
                     --------  -----------     ------      -------------  -----------      -------       ----------    -----
        Net
        Investment
        Income
        (Loss)......    3,521       144           482           1,788        (2,928)         6,631          1,999        227
                     --------  -----------     ------      -------------  -----------      -------       ----------    -----
Net Realized and Unrealized Gain (Loss) on Investments:
  Net Realized Gain
    (Loss) on
    Securities
    Sold............   11,411        80         4,148          31,885        24,062          2,924           (209)       (11)
  Net Realized Loss
    on Foreign
    Currency
    Transactions....       --       (18)          (50)           (949)           --             --             --         --
  Net Change in
    Unrealized
    Appreciation
    (Depreciation)
    on Foreign
    Currency and
    Translation of
    Other Assets and
    Liabilities in
    Foreign
    Currency........       --        --           (21)             16            --             --             --         --
  Net Change in
    Unrealized
    Appreciation
    (Depreciation)
    on
    Investments.....    5,223     2,108          (466)         51,213       (18,818)         2,169          1,157        153
                     --------  -----------     ------      -------------  -----------      -------       ----------    -----
        Total Net
        Realized and
        Unrealized
        Gain on
      Investments...   16,634     2,170         3,611          82,165         5,244          5,093            948        142
                     --------  -----------     ------      -------------  -----------      -------       ----------    -----
Net Increase in Net
  Assets from
  Operations........ $ 20,155    $2,314        $4,093         $83,953      $  2,316        $11,724         $2,947       $369
                     --------  -----------     ------      -------------  -----------      -------       ----------    -----
                     --------  -----------     ------      -------------  -----------      -------       ----------    -----

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD ENDED MAY 31, 1997

                                 GEORGIA     INVESTMENT
                                TAX-EXEMPT   GRADE BOND   SHORT-TERM
                                BOND FUND       FUND      BOND FUND
                                ----------   ----------   ----------
                                06/01/96-    06/01/96-    06/01/96-
                                 05/31/97     05/31/97     05/31/97
                                  (000)        (000)        (000)
                                ----------   ----------   ----------
Interest Income...............    $1,875      $43,028       $5,793
                                ----------   ----------   ----------
Expenses:
  Investment Advisory Fees....       246        4,793          624
  Less: Investment Advisory
    Fees Waived...............       (64)        (645)        (138)
  Administrator Fees..........        25          435           65
  Less: Administrator Fees
    Waived....................        --           --           --
  Transfer Agent Fees -- Trust
    Shares....................        16           16           16
  Transfer Agent Fees --
    Investor Shares...........        13           46           13
  Transfer Agent Fees -- Flex
    Shares....................        14           19           13
  Transfer Agent Out of Pocket
    Fees......................         3           54            8
  Printing Expenses...........         2           49            7
  Custody Fees................         2           34            5
  Professional Fees...........         2           34            5
  Trustee Fees................         1           11            2
  Registration Fees...........         5           64           13
  Distribution Fees --
    Investor Shares...........         6          153            5
  Less: Distribution Fees
    Waived -- Investor
    Shares....................        (6)         (59)          (5)
  Distribution Fees -- Flex
    Shares....................        46           54           10
  Less: Distribution Fees
    Waived -- Flex Shares.....       (26)         (24)         (10)
  Insurance and Other Fees....         1           22            3
  Amortization of Deferred
    Organization Costs........        --            8            5
                                ----------   ----------   ----------
      Total Expenses..........       286        5,064          641
                                ----------   ----------   ----------
        Net Investment
        Income................     1,589       37,964        5,152
                                ----------   ----------   ----------
Net Realized and Unrealized Gain (Loss) on Investments:
  Net Realized Gain (Loss) on
    Securities Sold...........         7       (5,113)        (321)
  Net Change in Unrealized
    Appreciation on
    Investments...............       882       10,558        1,027
                                ----------   ----------   ----------
        Total Net Realized and
        Unrealized Gain (Loss)
        on Investments........       889        5,445          706
                                ----------   ----------   ----------
Net Increase in Net Assets
  from Operations.............    $2,478      $43,409       $5,858
                                ----------   ----------   ----------
                                ----------   ----------   ----------

Amounts designated as "--" are either $0 or round to $0.

--------------------------------------------------------------------------------

                                 SHORT-TERM                                             PRIME                          TAX-EXEMPT
                                U.S. TREASURY     LIMITED-TERM                         QUALITY      U.S. GOVERNMENT      MONEY
                                 SECURITIES     FEDERAL MORTGAGE   U.S. GOVERNMENT   MONEY MARKET   SECURITIES MONEY     MARKET
                                    FUND        SECURITIES FUND    SECURITIES FUND       FUND         MARKET FUND         FUND
                                -------------   ----------------   ---------------   ------------   ----------------   ----------
                                  06/01/96-        06/01/96-          06/01/96-       06/01/96-        06/01/96-       06/01/96-
                                  05/31/97          05/31/97          05/31/97         05/31/97         05/31/97        05/31/97
                                    (000)            (000)              (000)           (000)            (000)           (000)
                                   ------            ------            ------        ------------       -------        ----------
Interest Income...............     $1,410            $6,871            $1,411          $82,489          $20,206         $15,230
                                   ------            ------            ------        ------------       -------        ----------
Expenses:
  Investment Advisory Fees....        156               691               150            9,767            2,455           2,361
  Less: Investment Advisory
    Fees Waived...............        (73)             (151)              (59)          (2,181)            (519)           (674)
  Administrator Fees..........         16                71                14            1,009              254             289
  Less: Administrator Fees
    Waived....................         --                --                --             (348)             (41)             --
  Transfer Agent Fees -- Trust
    Shares....................         16                16                16               16               16              16
  Transfer Agent Fees --
    Investor Shares...........         14                13                13               35               23              18
  Transfer Agent Fees -- Flex
    Shares....................         14                14                15               --               --              --
  Transfer Agent Out of Pocket
    Fees......................          2                 6                 1              107               34              36
  Printing Expenses...........          2                 6                 1               95               26              29
  Custody Fees................          1                 4                 1               69               21              22
  Professional Fees...........          1                 5                 1               80               21              23
  Trustee Fees................         --                 1                --               21                7               7
  Registration Fees...........         17                30                19              162               27              38
  Distribution Fees --
    Investor Shares...........          7                 6                10              551              106             149
  Less: Distribution Fees
    Waived -- Investor
    Shares....................         (7)               (6)               (9)            (208)             (40)            (59)
  Distribution Fees -- Flex
    Shares....................         21                16                30               --               --              --
  Less: Distribution Fees
    Waived -- Flex Shares.....        (20)              (16)              (15)              --               --              --
  Insurance and Other Fees....          1                 3                 1               25                8               9
  Amortization of Deferred
    Organization Costs........          4                 2                 2                8                8               8
                                   ------            ------            ------        ------------       -------        ----------
      Total Expenses..........        172               711               191            9,208            2,406           2,272
                                   ------            ------            ------        ------------       -------        ----------
        Net Investment
        Income................      1,238             6,160             1,220           73,281           17,800          12,958
                                   ------            ------            ------        ------------       -------        ----------
Net Realized and Unrealized Gain (Loss) on Investments:
  Net Realized Gain (Loss) on
    Securities Sold...........        (25)                1               (17)            (121)             (51)             10
  Net Change in Unrealized
    Appreciation on
    Investments...............         88               303               214               --               --              --
                                   ------            ------            ------        ------------       -------        ----------
        Total Net Realized and
        Unrealized Gain (Loss)
        on Investments........         62               304               197             (121)             (51)             10
                                   ------            ------            ------        ------------       -------        ----------
Net Increase in Net Assets
  from Operations.............     $1,301            $6,464            $1,417          $73,160          $17,749         $12,968
                                   ------            ------            ------        ------------       -------        ----------
                                   ------            ------            ------        ------------       -------        ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE YEAR ENDED MAY 31, 1997

                                                                                         SMALL CAP
                                 VALUE INCOME STOCK FUND       MID-CAP EQUITY FUND      EQUITY FUND
                                --------------------------  --------------------------  ------------
                                 06/01/96-     06/01/95-     06/01/96-     06/01/95-     01/31/97*-
                                  05/31/97      05/31/96      05/31/97      05/31/96      05/31/97
                                   (000)         (000)         (000)         (000)         (000)
                                ------------  ------------  ------------  ------------  ------------
Operations:
  Net Investment Income
    (Loss).....................  $   35,049    $   33,101     $    513      $  1,365      $    521
  Net Realized Gain on
    Investments................     243,189       196,134       33,978        29,513         1,757
  Net Realized Loss on Foreign
    Currency Transactions......          --            --           --            --            --
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Foreign Currency and
    Translation of Other Assets
    and Liabilities in Foreign
    Currency...................          --            --           --            --            --
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments.............      33,953        60,796        4,912        12,518         7,644
                                ------------  ------------  ------------  ------------  ------------
       Increase in Net Assets
       from Operations.........     312,191       290,031       39,403        43,396         9,922
                                ------------  ------------  ------------  ------------  ------------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares...............     (30,805)      (29,124)        (962)       (1,285)         (205)
    Investor Shares............      (2,820)       (2,618)         (17)          (30)           --
    Flex Shares................        (606)         (206)          --            (1)           --
  Capital Gains:
    Trust Shares...............    (166,191)      (92,363)     (24,244)      (13,072)           --
    Investor Shares............     (18,030)       (9,853)      (1,770)         (922)           --
    Flex Shares................      (5,570)       (1,106)        (676)         (167)           --
                                ------------  ------------  ------------  ------------  ------------
       Total Distributions.....    (224,022)     (135,270)     (27,669)      (15,477)         (205)
                                ------------  ------------  ------------  ------------  ------------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares
      Issued...................     380,339       371,542      113,386       133,402       126,046
    Reinvestment of Cash
      Distributions............     179,808       111,671       22,790        13,361           137
    Cost of Shares
      Repurchased..............    (392,524)     (369,739)    (113,291)      (44,487)       (4,851)
                                ------------  ------------  ------------  ------------  ------------
  Increase (Decrease) in Net
    Assets From Trust Share
    Transactions...............     167,623       113,474       22,885       102,276       121,332
                                ------------  ------------  ------------  ------------  ------------
  Investor Shares:
    Proceeds from Shares
      Issued...................      31,242        31,177        5,664        10,027            --
    Reinvestment of Cash
      Distributions............      20,626        12,291        1,783           948            --
    Cost of Shares
      Repurchased..............     (24,774)      (19,420)      (5,934)       (2,010)           --
                                ------------  ------------  ------------  ------------  ------------
  Increase (Decrease) in Net
    Assets From Investor Share
    Transactions...............      27,094        24,048        1,513         8,965            --
                                ------------  ------------  ------------  ------------  ------------
  Flex Shares:
    Proceeds from Shares
      Issued...................      43,363        24,893        5,680         5,125            --
    Reinvestment of Cash
      Distributions............       6,080         1,301          666           163            --
    Cost of Shares
      Repurchased..............      (6,096)       (1,416)      (1,648)         (450)           --
                                ------------  ------------  ------------  ------------  ------------
  Increase (Decrease) in Net
    Assets From Flex Share
    Transactions...............      43,347        24,778        4,698         4,838            --
                                ------------  ------------  ------------  ------------  ------------
    Increase (Decrease) in Net
      Assets From Share
      Transactions.............     238,064       162,300       29,096       116,079       121,332
                                ------------  ------------  ------------  ------------  ------------
       Total Increase
       (Decrease) in Net
       Assets..................     326,233       317,061       40,830       143,998       131,049
                                ------------  ------------  ------------  ------------  ------------
Net Assets:
  Beginning of Period..........   1,401,294     1,084,233      276,905       132,907            --
                                ------------  ------------  ------------  ------------  ------------
  End of Period................  $1,727,527    $1,401,294     $317,735      $276,905      $131,049
                                ------------  ------------  ------------  ------------  ------------
                                ------------  ------------  ------------  ------------  ------------
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued..............      29,343        29,898        9,011        10,952        12,290
    Shares Issued in Lieu of
      Cash Distributions.......      14,654         9,282        1,853         1,144            13
    Shares Redeemed............     (30,076)      (30,154)      (9,008)       (3,620)         (466)
                                ------------  ------------  ------------  ------------  ------------
       Net Trust Share
       Transactions............      13,921         9,026        1,856         8,476        11,837
                                ------------  ------------  ------------  ------------  ------------
  Investor Shares:
    Shares Issued..............       2,411         2,522          455           824            --
    Shares Issued in Lieu of
      Cash Distributions.......       1,683         1,023          145            82            --
    Shares Redeemed............      (1,906)       (1,569)        (472)         (165)           --
                                ------------  ------------  ------------  ------------  ------------
       Net Investor Share
       Transactions............       2,188         1,976          128           741            --
                                ------------  ------------  ------------  ------------  ------------
  Flex Shares:
    Shares Issued..............       3,360         2,014          459           419            --
    Shares Issued in Lieu of
      Cash Distributions.......         500           108           55            14            --
    Shares Redeemed............        (470)         (113)        (134)          (37)           --
                                ------------  ------------  ------------  ------------  ------------
       Net Flex Share
       Transactions............       3,390         2,009          380           396            --
                                ------------  ------------  ------------  ------------  ------------
                                ------------  ------------  ------------  ------------  ------------

*Commencement of operations.
 Amounts designated as "--" are either $0 or round to $0.

--------------------------------------------------------------------------------

                                                                                                              INTERNATIONAL
                                                                                        EMERGING                  EQUITY
                                  CAPITAL GROWTH FUND         BALANCED FUND        MARKETS EQUITY FUND          INDEX FUND
                                -----------------------  ------------------------  -------------------  --------------------------
                                06/01/96-   06/01/95-      06/01/96-    06/01/95-      01/31/97*-        06/01/96-     06/01/95-
                                 05/31/97    05/31/96      05/31/97     05/31/96        05/31/97          05/31/97      05/31/96
                                  (000)       (000)          (000)        (000)           (000)            (000)         (000)
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
Operations:
  Net Investment Income
    (Loss)..................... $    8,603  $    9,278     $  3,521     $  3,088        $    144          $    482      $   800
  Net Realized Gain on
    Investments................    221,554     224,050       11,411       11,091              80             4,148        1,134
  Net Realized Loss on Foreign
    Currency Transactions......         --          --           --           --             (18)              (50)          --
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Foreign Currency and
    Translation of Other Assets
    and Liabilities in Foreign
    Currency...................         --          --           --           --              --               (21)          (7)
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments.............     43,851      63,301        5,223        1,891           2,108              (466)       6,362
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
       Increase in Net Assets
       from Operations.........    274,008     296,629       20,155       16,070           2,314             4,093        8,289
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares...............     (7,993)      (9,644)     (3,051)      (2,933)             --              (614)      (1,048)
    Investor Shares............       (338)        (570)       (139)        (115)             --               (35)         (59)
    Flex Shares................         --          (5)         (77)         (31)             --                --           (7)
  Capital Gains:
    Trust Shares...............   (180,731)     (41,659)     (9,775)        (904)             --            (1,696)        (743)
    Investor Shares............    (35,976)      (7,343)       (505)         (44)             --              (154)         (43)
    Flex Shares................     (3,858)        (227)       (388)         (18)             --               (27)          (6)
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
       Total Distributions.....   (228,896)     (59,448)    (13,935)      (4,045)             --            (2,526)      (1,906)
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares
      Issued...................    295,281     187,108       75,303       54,735          42,043            21,944       62,965
    Reinvestment of Cash
      Distributions............    178,092      48,431       12,606        3,784              --             1,958        1,417
    Cost of Shares
      Repurchased..............   (406,707)    (439,271)    (54,011)     (47,301)         (4,862)          (62,693)     (68,891)
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
  Increase (Decrease) in Net
    Assets From Trust Share
    Transactions...............     66,666    (203,732)      33,898       11,218          37,181           (38,791)      (4,509)
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
  Investor Shares:
    Proceeds from Shares
      Issued...................     22,778      21,971        1,430        1,315              --             2,579        3,017
    Reinvestment of Cash
      Distributions............     36,046       7,818          633          155              --               189          101
    Cost of Shares
      Repurchased..............    (38,034)     (34,867)     (1,149)        (844)             --            (2,981)      (1,782)
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
  Increase (Decrease) in Net
    Assets From Investor Share
    Transactions...............     20,790      (5,078)         914          626              --              (213)       1,336
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
  Flex Shares:
    Proceeds from Shares
      Issued...................     23,389      10,505        3,065        3,359              --               334          992
    Reinvestment of Cash
      Distributions............      3,813         230          462           49              --                27           13
    Cost of Shares
      Repurchased..............     (2,774)        (641)       (787)        (428)             --              (410)        (127)
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
  Increase (Decrease) in Net
    Assets From Flex Share
    Transactions...............     24,428      10,094        2,740        2,980              --               (49)         878
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
    Increase (Decrease) in Net
      Assets From Share
      Transactions.............    111,884    (198,716)      37,552       14,824          37,181           (39,053)      (2,295)
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
       Total Increase
       (Decrease) in Net
       Assets..................    156,996      38,465       43,772       26,849          39,495           (37,486)       4,088
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
Net Assets:
  Beginning of Period..........  1,183,545   1,145,080      119,665       92,816              --            97,494       93,406
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
  End of Period................ $1,340,541  $1,183,545     $163,437     $119,665        $ 39,495          $ 60,008      $97,494
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued..............     20,391      13,624        6,572        4,974           4,128             2,030        5,971
    Shares Issued in Lieu of
      Cash Distributions.......     13,369       3,617        1,122          346              --               184          134
    Shares Redeemed............    (27,687)     (32,204)     (4,686)      (4,335)           (468)           (5,800)      (6,536)
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
       Net Trust Share
       Transactions............      6,073     (14,963)       3,008          985           3,660            (3,586)        (431)
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
  Investor Shares:
    Shares Issued..............      1,573       1,605          122          119              --               241          286
    Shares Issued in Lieu of
      Cash Distributions.......      2,717         585           56           14              --                18           10
    Shares Redeemed............     (2,607)      (2,576)        (99)         (76)             --              (277)        (170)
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
       Net Investor Share
       Transactions............      1,683        (386)          79           57              --               (18)         126
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
  Flex Shares:
    Shares Issued..............      1,620         768          265          305              --                31           95
    Shares Issued in Lieu of
      Cash Distributions.......        289          17           41            5              --                 3            1
    Shares Redeemed............       (191)         (46)        (68)         (38)             --               (38)         (12)
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
       Net Flex Share
       Transactions............      1,718         739          238          272              --                (4)          84
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------


                                     INTERNATIONAL
                                      EQUITY FUND         SUNBELT EQUITY FUND
                                 ----------------------  ----------------------
                                 06/01/96-  12/01/95*-   06/01/96-  06/01/95-
                                 05/31/97    05/31/96    05/31/97    05/31/96
                                   (000)      (000)        (000)      (000)
                                 --------- ------------  --------- ------------
Operations:
  Net Investment Income
    (Loss).....................  $   1,788   $    986    $  (2,928)   $ (1,275)
  Net Realized Gain on
    Investments................     31,885      4,059       24,062     39,898
  Net Realized Loss on Foreign
    Currency Transactions......       (949)       (265)         --         --
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Foreign Currency and
    Translation of Other Assets
    and Liabilities in Foreign
    Currency...................         16        (10)          --         --
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments.............     51,213     13,617      (18,818)     84,777
                                 --------- ------------  --------- ------------
       Increase in Net Assets
       from Operations.........     83,953     18,387        2,316    123,400
                                 --------- ------------  --------- ------------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares...............       (638)         --          --         --
    Investor Shares............         --         --           --         --
    Flex Shares................         --         --           --         --
  Capital Gains:
    Trust Shares...............     (9,573)         --     (29,932)     (5,188)
    Investor Shares............       (182)         --      (2,119)       (426)
    Flex Shares................        (75)         --        (360)        (20)
                                 --------- ------------  --------- ------------
       Total Distributions.....    (10,468)         --     (32,411)     (5,634)
                                 --------- ------------  --------- ------------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares
      Issued...................    382,588    212,805      208,763    132,237
    Reinvestment of Cash
      Distributions............      9,386         --       27,551      4,956
    Cost of Shares
      Repurchased..............   (187,406)    (17,640)   (239,412)    (92,700)
                                 --------- ------------  --------- ------------
  Increase (Decrease) in Net
    Assets From Trust Share
    Transactions...............    204,568    195,165       (3,098)     44,493
                                 --------- ------------  --------- ------------
  Investor Shares:
    Proceeds from Shares
      Issued...................      7,794      3,467        6,043      5,187
    Reinvestment of Cash
      Distributions............        181         --        2,111        426
    Cost of Shares
      Repurchased..............     (2,060)       (220)     (7,103)     (7,209)
                                 --------- ------------  --------- ------------
  Increase (Decrease) in Net
    Assets From Investor Share
    Transactions...............      5,915      3,247        1,051     (1,596)
                                 --------- ------------  --------- ------------
  Flex Shares:
    Proceeds from Shares
      Issued...................      7,049        911        3,978      2,489
    Reinvestment of Cash
      Distributions............         74         --          354         20
    Cost of Shares
      Repurchased..............       (424)         (3)     (1,172)       (123)
                                 --------- ------------  --------- ------------
  Increase (Decrease) in Net
    Assets From Flex Share
    Transactions...............      6,699        908        3,160      2,386
                                 --------- ------------  --------- ------------
    Increase (Decrease) in Net
      Assets From Share
      Transactions.............    217,182    199,320        1,113     45,283
                                 --------- ------------  --------- ------------
       Total Increase
       (Decrease) in Net
       Assets..................    290,667    217,707      (28,982)    163,049
                                 --------- ------------  --------- ------------
Net Assets:
  Beginning of Period..........    217,707         --      444,137    281,088
                                 --------- ------------  --------- ------------
  End of Period................  $ 508,374   $217,707    $ 415,155   $444,137
                                 --------- ------------  --------- ------------
                                 --------- ------------  --------- ------------
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued..............     31,059     20,338       16,289     10,848
    Shares Issued in Lieu of
      Cash Distributions.......        785         --        2,176        437
    Shares Redeemed............    (14,649)     (1,635)    (18,979)     (7,882)
                                 --------- ------------  --------- ------------
       Net Trust Share
       Transactions............     17,195     18,703         (514)      3,403
                                 --------- ------------  --------- ------------
  Investor Shares:
    Shares Issued..............        634        324          473        428
    Shares Issued in Lieu of
      Cash Distributions.......         15         --          169         38
    Shares Redeemed............       (166)        (21)       (569)       (614)
                                 --------- ------------  --------- ------------
       Net Investor Share
       Transactions............        483        303           73       (148)
                                 --------- ------------  --------- ------------
  Flex Shares:
    Shares Issued..............        566         84          310        202
    Shares Issued in Lieu of
      Cash Distributions.......          6         --           29          2
    Shares Redeemed............        (34)         --         (95)        (10)
                                 --------- ------------  --------- ------------
       Net Flex Share
       Transactions............        538         84          244        194
                                 --------- ------------  --------- ------------
                                 --------- ------------  --------- ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE YEAR ENDED MAY 31, 1997

                                          INVESTMENT GRADE TAX-      FLORIDA TAX-EXEMPT     TENNESSEE TAX-EXEMPT
                                             EXEMPT BOND FUND             BOND FUND               BOND FUND
                                         ------------------------   ---------------------   ---------------------
                                         06/01/96-    06/01/95-     06/01/96-   06/01/95-   06/01/96-   06/01/95-
                                         05/31/97      05/31/96     05/31/97    05/31/96    05/31/97    05/31/96
                                           (000)        (000)         (000)       (000)       (000)       (000)
                                         ---------   ------------   ---------   ---------   ---------   ---------
Operations:
  Net Investment Income................  $  6,631      $  5,851      $ 1,999     $ 1,235     $  227      $  185
  Net Realized Gain (Loss) on
    Investments........................     2,924         5,634         (209)        220        (11)         13
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......     2,169        (3,672)       1,157        (723)       153         (96)
                                         ---------   ------------   ---------   ---------   ---------   ---------
       Increase in Net Assets from
       Operations......................    11,724         7,813        2,947         732        369         102
                                         ---------   ------------   ---------   ---------   ---------   ---------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares.......................    (5,248)       (4,292)      (1,748)       (996)       (74)        (80)
    Investor Shares....................    (1,226)       (1,492)        (154)       (171)       (65)        (54)
    Flex Shares........................      (159)         (120)        (101)        (65)       (88)        (51)
  Capital Gains:
    Trust Shares.......................    (2,384)       (3,335)        (126)       (111)        --          --
    Investor Shares....................      (623)       (1,295)         (11)        (21)        --          --
    Flex Shares........................       (92)         (137)          (9)        (10)        --          --
                                         ---------   ------------   ---------   ---------   ---------   ---------
       Total Distributions.............    (9,732)      (10,671)      (2,149)     (1,374)      (227)       (185)
                                         ---------   ------------   ---------   ---------   ---------   ---------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued........    45,948        87,347       27,976      30,124      1,241         414
    Reinvestment of Cash
      Distributions....................     3,196         4,062          314         228         33          36
    Cost of Shares Repurchased.........   (36,027)      (42,946)      (9,265)     (9,139)    (1,174)       (264)
                                         ---------   ------------   ---------   ---------   ---------   ---------
  Increase (Decrease) in Net Assets
    From Trust Share Transactions......    13,117        48,463       19,025      21,213        100         186
                                         ---------   ------------   ---------   ---------   ---------   ---------
  Investor Shares:
    Proceeds from Shares Issued........     2,163         4,535          923       1,865        450         668
    Reinvestment of Cash
      Distributions....................     1,619         2,347          128         127         51          35
    Cost of Shares Repurchased.........    (9,763)      (10,550)      (1,919)     (1,235)      (459)       (333)
                                         ---------   ------------   ---------   ---------   ---------   ---------
  Increase (Decrease) in Net Assets
    From Investor Share Transactions...    (5,981)       (3,668)        (868)        757         42         370
                                         ---------   ------------   ---------   ---------   ---------   ---------
  Flex Shares:
    Proceeds from Shares Issued........     1,973         6,823        1,182       2,844        836       2,235
    Reinvestment of Cash
      Distributions....................       222           222           80          50         53          36
    Cost of Shares Repurchased.........    (3,111)       (1,413)      (1,011)       (153)      (456)       (215)
                                         ---------   ------------   ---------   ---------   ---------   ---------
  Increase (Decrease) in Net Assets
    From Flex Share Transactions.......      (916)        5,632          251       2,741        433       2,056
                                         ---------   ------------   ---------   ---------   ---------   ---------
    Increase (Decrease) in Net Assets
      From Share Transactions..........     6,220        50,427       18,408      24,711        575       2,612
                                         ---------   ------------   ---------   ---------   ---------   ---------
       Total Increase (Decrease) in Net
       Assets..........................     8,212        47,569       19,206      24,069        717       2,529
                                         ---------   ------------   ---------   ---------   ---------   ---------
Net Assets:
  Beginning of Period..................   167,470       119,901       37,507      13,438      5,363       2,834
                                         ---------   ------------   ---------   ---------   ---------   ---------
  End of Period........................  $175,682      $167,470      $56,713     $37,507     $6,080      $5,363
                                         ---------   ------------   ---------   ---------   ---------   ---------
                                         ---------   ------------   ---------   ---------   ---------   ---------
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued......................     4,112         7,736        2,728       2,945        130          43
    Shares Issued in Lieu of Cash
      Distributions....................       286           362           31          22          3           4
    Shares Redeemed....................    (3,216)       (3,816)        (907)       (902)      (122)        (28)
                                         ---------   ------------   ---------   ---------   ---------   ---------
       Net Trust Share Transactions....     1,182         4,282        1,852       2,065         11          19
                                         ---------   ------------   ---------   ---------   ---------   ---------
  Investor Shares:
    Shares Issued......................       193           401           89         182         47          70
    Shares Issued in Lieu of Cash
      Distributions....................       144           208           13          12          5           4
    Shares Redeemed....................      (869)         (934)        (188)       (120)       (48)        (35)
                                         ---------   ------------   ---------   ---------   ---------   ---------
       Net Investor Share
       Transactions....................      (532)         (325)         (86)         74          4          39
                                         ---------   ------------   ---------   ---------   ---------   ---------
  Flex Shares:
    Shares Issued......................       176           603          115         277         88         233
    Shares Issued in Lieu of Cash
      Distributions....................        20            20            8           5          6           4
    Shares Redeemed....................      (277)         (125)         (99)        (15)       (48)        (23)
                                         ---------   ------------   ---------   ---------   ---------   ---------
       Net Flex Share Transactions.....       (81)          498           24         267         46         214
                                         ---------   ------------   ---------   ---------   ---------   ---------
                                         ---------   ------------   ---------   ---------   ---------   ---------

Amounts designated as "--" are either $0 or round to $0.

--------------------------------------------------------------------------------

                                              GEORGIA                                                       SHORT-TERM U.S.
                                             TAX-EXEMPT         INVESTMENT GRADE                          TREASURY SECURITIES
                                             BOND FUND             BOND FUND        SHORT-TERM BOND FUND          FUND
                                        --------------------  --------------------  --------------------  --------------------
                                        06/01/96-  06/01/95-  06/01/96-  06/01/95-  06/01/96-  06/01/95-  06/01/96-  06/01/95-
                                        05/31/97   05/31/96   05/31/97   05/31/96   05/31/97   05/31/96   05/31/97   05/31/96
                                          (000)      (000)      (000)      (000)      (000)      (000)      (000)      (000)
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Operations:
  Net Investment Income................  $ 1,589    $   971   $ 37,964   $ 35,694    $ 5,152    $ 4,224    $ 1,238    $   915
  Net Realized Gain (Loss) on
    Investments........................        7        330     (5,113)    19,716       (321)     1,358        (25)        95
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......      882       (789)    10,558    (32,383)     1,027     (2,395)        88       (294)
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       Increase in Net Assets from
       Operations......................    2,478        512     43,409     23,027      5,858      3,187      1,301        716
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares.......................   (1,285)      (747)   (35,713)   (33,703)    (4,983)    (4,065)      (934)      (551)
    Investor Shares....................     (139)      (139)    (1,950)    (1,908)      (120)      (133)      (205)      (308)
    Flex Shares........................     (165)       (88)      (270)      (114)       (51)       (26)       (99)       (56)
  Capital Gains:
    Trust Shares.......................     (153)       (26)        --         --       (311)      (124)        --         --
    Investor Shares....................      (17)        (6)        --         --         (7)        (4)        --         --
    Flex Shares........................      (26)        (4)        --         --         (4)        (1)        --         --
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       Total Distributions.............   (1,785)    (1,010)   (37,933)   (35,725)    (5,476)    (4,353)    (1,238)      (915)
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued........   29,571     17,893    218,768    203,235     43,385     60,843     17,856      5,744
    Reinvestment of Cash
      Distributions....................      761        215     27,532     26,403      3,426      2,588        465        334
    Cost of Shares Repurchased.........  (14,098)    (7,944)  (217,253)  (161,583)   (48,636)   (32,113)    (6,510)    (5,409)
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Increase (Decrease) in Net Assets
    From Trust Share Transactions......   16,234     10,164     29,047     68,055     (1,825)    31,318     11,811        669
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Investor Shares:
    Proceeds from Shares Issued........      573        661      5,838      8,832        602        642        745        966
    Reinvestment of Cash
      Distributions....................      137        109      1,770      1,510        111         90        204        278
    Cost of Shares Repurchased.........     (677)      (596)   (10,944)    (7,248)    (1,240)      (606)    (1,238)    (4,147)
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Increase (Decrease) in Net Assets
    From Investor Share Transactions...       33        174     (3,336)     3,094       (527)       126       (289)    (2,903)
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Flex Shares:
    Proceeds from Shares Issued........    1,697      4,355      3,077      5,179        523      1,014        825      2,603
    Reinvestment of Cash
      Distributions....................      172         75        237         88         50         22         85         39
    Cost of Shares Repurchased.........   (1,499)      (150)    (2,217)      (508)      (469)       (53)    (2,259)      (188)
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Increase (Decrease) in Net Assets
    From Flex Share Transactions.......      370      4,280      1,097      4,759        104        983     (1,349)     2,454
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    Increase (Decrease) in Net Assets
      From Share Transactions..........   16,637     14,618     26,808     75,908     (2,248)    32,427     10,173        220
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       Total Increase (Decrease) in Net
       Assets..........................   17,330     14,120     32,284     63,210     (1,866)    31,261     10,236         21
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Assets:
  Beginning of Period..................   30,575     16,455    640,290    577,080     94,822     63,561     16,764     16,743
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  End of Period........................  $47,905    $30,575   $672,574   $640,290    $92,956    $94,822    $27,000    $16,764
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued......................    3,062      1,832     21,475     19,682      4,380      6,066      1,806        579
    Shares Issued in Lieu of Cash
      Distributions....................       78         22      2,709      2,550        345        258         47         34
    Shares Redeemed....................   (1,457)      (823)   (21,378)   (15,629)    (4,902)    (3,190)      (659)      (547)
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       Net Trust Share Transactions....    1,683      1,031      2,806      6,603       (177)     3,134      1,194         66
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Investor Shares:
    Shares Issued......................       59         68        575        856         61         64         75         97
    Shares Issued in Lieu of Cash
      Distributions....................       14         11        174        146         11          9         21         28
    Shares Redeemed....................      (70)       (61)    (1,076)      (701)      (125)       (60)      (125)      (418)
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       Net Investor Share
       Transactions....................        3         18       (327)       301        (53)        13        (29)      (293)
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Flex Shares:
    Shares Issued......................      175        448        303        499         52        101         84        262
    Shares Issued in Lieu of Cash
      Distributions....................       18          8         23          8          5          2          9          4
    Shares Redeemed....................     (154)       (15)      (218)       (49)       (47)        (5)      (228)       (19)
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       Net Flex Share Transactions.....       39        441        108        458         10         98       (135)       247
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


                                         MORTGAGE SECURITIES     U.S. GOVERNMENT
                                                 FUND            SECURITIES FUND
                                         --------------------  --------------------
                                         06/01/96-  06/01/95-  06/01/96-  06/01/95-
                                         05/31/97   05/31/96   05/31/97   05/31/96
                                           (000)      (000)      (000)      (000)
                                         ---------  ---------  ---------  ---------
Operations:
  Net Investment Income................  $  6,160    $ 3,181    $ 1,220    $   602
  Net Realized Gain (Loss) on
    Investments........................         1        389        (17)       (24)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......       303     (1,359)       214       (557)
                                         ---------  ---------  ---------  ---------
       Increase in Net Assets from
       Operations......................     6,464      2,211      1,417         21
                                         ---------  ---------  ---------  ---------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares.......................    (5,933)    (3,012)      (916)      (453)
    Investor Shares....................      (146)       (68)      (147)       (68)
    Flex Shares........................       (81)       (37)      (157)       (81)
  Capital Gains:
    Trust Shares.......................      (159)        --         --        (18)
    Investor Shares....................        (4)        --         --         (3)
    Flex Shares........................        (3)        --         --         (5)
                                         ---------  ---------  ---------  ---------
       Total Distributions.............    (6,326)    (3,117)    (1,220)      (628)
                                         ---------  ---------  ---------  ---------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued........    75,207     46,841     19,904      9,824
    Reinvestment of Cash
      Distributions....................     4,139      1,846        297        144
    Cost of Shares Repurchased.........   (28,939)   (16,287)   (11,131)    (2,556)
                                         ---------  ---------  ---------  ---------
  Increase (Decrease) in Net Assets
    From Trust Share Transactions......    50,407     32,400      9,070      7,412
                                         ---------  ---------  ---------  ---------
  Investor Shares:
    Proceeds from Shares Issued........     1,381      2,404      1,272      2,290
    Reinvestment of Cash
      Distributions....................       141         51        140         50
    Cost of Shares Repurchased.........    (1,615)      (533)    (1,599)      (456)
                                         ---------  ---------  ---------  ---------
  Increase (Decrease) in Net Assets
    From Investor Share Transactions...       (93)     1,922       (187)     1,884
                                         ---------  ---------  ---------  ---------
  Flex Shares:
    Proceeds from Shares Issued........       500      1,538        764      3,019
    Reinvestment of Cash
      Distributions....................        72         27        130         59
    Cost of Shares Repurchased.........      (517)      (196)      (958)      (148)
                                         ---------  ---------  ---------  ---------
  Increase (Decrease) in Net Assets
    From Flex Share Transactions.......        55      1,369        (64)     2,930
                                         ---------  ---------  ---------  ---------
    Increase (Decrease) in Net Assets
      From Share Transactions..........    50,369     35,691      8,819     12,226
                                         ---------  ---------  ---------  ---------
       Total Increase (Decrease) in Net
       Assets..........................    50,507     34,785      9,016     11,619
                                         ---------  ---------  ---------  ---------
Net Assets:
  Beginning of Period..................    77,231     42,446     15,499      3,880
                                         ---------  ---------  ---------  ---------
  End of Period........................  $127,738    $77,231    $24,515    $15,499
                                         ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued......................     7,497      4,639      1,986        952
    Shares Issued in Lieu of Cash
      Distributions....................       413        182         30         14
    Shares Redeemed....................    (2,886)    (1,610)    (1,110)      (249)
                                         ---------  ---------  ---------  ---------
       Net Trust Share Transactions....     5,024      3,211        906        717
                                         ---------  ---------  ---------  ---------
  Investor Shares:
    Shares Issued......................       138        238        127        225
    Shares Issued in Lieu of Cash
      Distributions....................        14          5         14          5
    Shares Redeemed....................      (161)       (53)      (159)       (45)
                                         ---------  ---------  ---------  ---------
       Net Investor Share
       Transactions....................        (9)       190        (18)       185
                                         ---------  ---------  ---------  ---------
  Flex Shares:
    Shares Issued......................        50        152         77        294
    Shares Issued in Lieu of Cash
      Distributions....................         7          2         13          6
    Shares Redeemed....................       (51)       (19)       (95)       (15)
                                         ---------  ---------  ---------  ---------
       Net Flex Share Transactions.....         6        135         (5)       285
                                         ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE YEAR ENDED MAY 31, 1997

                                                                         U.S. GOVERNMENT
                                            PRIME QUALITY MONEY      SECURITIES MONEY MARKET    TAX-EXEMPT MONEY
                                                MARKET FUND                   FUND                 MARKET FUND
                                          ------------------------   -----------------------  ---------------------
                                          06/01/96-    06/01/95-     06/01/96-    06/01/95-   06/01/96-   06/01/95-
                                           05/31/97     05/31/96     05/31/97     05/31/96    05/31/97    05/31/96
                                            (000)        (000)         (000)        (000)       (000)       (000)
                                          ----------  ------------   ---------   -----------  ---------   ---------
Operations:
  Net Investment Income.................  $   73,281   $   54,132    $ 17,800    $    20,311  $ 12,958    $ 12,217
  Net Realized Gain (Loss) on
    Investments.........................        (121)         (82)        (51)            90        10           9
                                          ----------  ------------   ---------   -----------  ---------   ---------
      Increase in Net Assets from
       Operations.......................      73,160       54,050      17,749         20,401    12,968      12,226
                                          ----------  ------------   ---------   -----------  ---------   ---------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares........................     (60,224)     (44,689)    (14,924)       (17,516)  (10,054)     (9,342)
    Investor Shares.....................     (13,057)      (9,442)     (2,876)        (2,795)   (2,904)     (2,872)
  Capital Gains:
    Trust Shares........................          --           --          --             --        --          --
    Investor Shares.....................          --           --          --             --        --          --
                                          ----------  ------------   ---------   -----------  ---------   ---------
      Total Distributions...............     (73,281)     (54,131)    (17,800)       (20,311)  (12,958)    (12,214)
                                          ----------  ------------   ---------   -----------  ---------   ---------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued.........   2,786,281    2,131,623     705,839      1,156,411   980,872     719,678
    Reinvestment of Cash
     Distributions......................       2,069        1,223         274             60        --           3
    Cost of Shares Redeemed.............  (2,752,496)  (1,881,171)   (687,215)    (1,265,169) (921,487)   (661,491)
                                          ----------  ------------   ---------   -----------  ---------   ---------
  Increase (Decrease) in Net Assets From
    Trust Share Transactions............      35,854      251,675      18,898       (108,698)   59,385      58,190
                                          ----------  ------------   ---------   -----------  ---------   ---------
  Investor Shares:
    Proceeds from Shares Issued.........     928,946    1,012,310     182,325        231,451   305,724     322,435
    Reinvestment of Cash
     Distributions......................      10,375        8,255       2,379          2,414     2,569       2,480
    Cost of Shares Redeemed.............    (871,451)    (962,468)   (180,124)      (221,906) (301,505)   (317,341)
                                          ----------  ------------   ---------   -----------  ---------   ---------
  Increase in Net Assets From Investor
    Share Transactions..................      67,870       58,097       4,580         11,959     6,788       7,574
                                          ----------  ------------   ---------   -----------  ---------   ---------
    Increase in Net Assets From Share
     Transactions.......................     103,724      309,772      23,478        (96,739)   66,173      65,764
                                          ----------  ------------   ---------   -----------  ---------   ---------
      Total Increase (Decrease) in Net
       Assets...........................     103,603      309,691      23,427        (96,649)   66,183      65,776
                                          ----------  ------------   ---------   -----------  ---------   ---------
Net Assets:
  Beginning of Period...................   1,266,496      956,805     384,101        480,750   368,836     303,060
                                          ----------  ------------   ---------   -----------  ---------   ---------
  End of Period.........................  $1,370,099   $1,266,496    $407,528    $   384,101  $435,019    $368,836
                                          ----------  ------------   ---------   -----------  ---------   ---------
                                          ----------  ------------   ---------   -----------  ---------   ---------
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued.......................   2,786,281    2,131,623     705,839      1,156,411   980,872     719,678
    Shares Issued in Lieu of Cash
     Distributions......................       2,069        1,223         274             60        --           3
    Shares Redeemed.....................  (2,752,496)  (1,881,171)   (687,215)    (1,265,169) (921,487)   (661,491)
                                          ----------  ------------   ---------   -----------  ---------   ---------
      Net Trust Share Transactions......      35,854      251,675      18,898       (108,698)   59,385      58,190
                                          ----------  ------------   ---------   -----------  ---------   ---------
  Investor Shares:
    Shares Issued.......................     928,946    1,012,310     182,325        231,451   305,724     322,435
    Shares Issued in Lieu of Cash
     Distributions......................      10,375        8,255       2,379          2,414     2,569       2,480
    Shares Redeemed.....................    (871,451)    (962,468)   (180,124)      (221,906) (301,505)   (317,341)
                                          ----------  ------------   ---------   -----------  ---------   ---------
      Net Investor Share Transactions...      67,870       58,097       4,580         11,959     6,788       7,574
                                          ----------  ------------   ---------   -----------  ---------   ---------
                                          ----------  ------------   ---------   -----------  ---------   ---------

Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 (This page has been left blank intentionally.)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH MAY 31, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                          NET      NET REALIZED AND                            DISTRIBUTIONS
                                                       INVESTMENT  UNREALIZED GAINS                                 FROM
                                    NET ASSET VALUE      INCOME        (LOSSES)         DISTRIBUTIONS FROM    REALIZED CAPITAL
                                  BEGINNING OF PERIOD    (LOSS)     ON INVESTMENTS    NET INVESTMENT INCOME        GAINS
                                  -------------------  ----------  ----------------   ----------------------  ----------------
VALUE INCOME STOCK FUND
Trust Shares
                        1997            $13.15           $ 0.30         $ 2.32                $(0.30)              $(1.76)
                        1996             11.59             0.35           2.71                 (0.34)               (1.16)
                        1995             10.54             0.32           1.56                 (0.32)               (0.51)
                        1994             10.23             0.29           0.70                 (0.32)               (0.36)
                        1993(1)          10.00             0.11           0.16                 (0.04)                  --
Investor Shares
                        1997            $13.13           $ 0.25         $ 2.32                $(0.26)              $(1.76)
                        1996             11.58             0.30           2.71                 (0.30)               (1.16)
                        1995             10.52             0.28           1.56                 (0.27)               (0.51)
                        1994             10.23             0.26           0.67                 (0.27)               (0.37)
                        1993(2)           9.73             0.09           0.44                 (0.03)                  --
Flex Shares
                        1997            $13.08           $ 0.18         $ 2.29                $(0.18)              $(1.76)
                        1996(3)          11.59             0.26           2.65                 (0.26)               (1.16)
MID-CAP EQUITY FUND (B)
Trust Shares
                        1997            $12.76           $ 0.03         $ 1.69                $(0.05)              $(1.22)
                        1996             11.00             0.08           2.63                 (0.08)               (0.87)
                        1995              9.85             0.08           1.15                 (0.08)                  --
                        1994(4)          10.00             0.02          (0.16)                (0.01)                  --
Investor Shares
                        1997            $12.74           $(0.03)        $ 1.69                $(0.01)              $(1.22)
                        1996             10.99             0.03           2.62                 (0.03)               (0.87)
                        1995              9.84             0.03           1.15                 (0.03)                  --
                        1994(5)          10.00             0.01          (0.17)                   --                   --
Flex Shares
                        1997            $12.69           $(0.07)        $ 1.64                $   --               $(1.22)
                        1996(6)          11.13               --           2.45                 (0.02)               (0.87)
SMALL CAP EQUITY FUND
Trust Shares
                        1997(7)         $10.00           $ 0.05         $ 1.04                $(0.02)              $   --
CAPITAL GROWTH FUND
Trust Shares
                        1997            $14.90           $ 0.12         $ 3.13                $(0.12)              $(2.94)
                        1996             12.18             0.12           3.32                 (0.13)               (0.59)
                        1995             11.99             0.16           0.57                 (0.14)               (0.40)
                        1994             11.95             0.16           0.31                 (0.17)               (0.26)
                        1993(8)          10.36             0.12           1.57                 (0.10)                  --
Investor Shares
                        1997            $14.89           $ 0.03         $ 3.10                $(0.02)              $(2.94)
                        1996             12.17             0.03           3.32                 (0.04)               (0.59)
                        1995             11.98             0.09           0.57                 (0.07)               (0.40)
                        1994             11.93             0.09           0.31                 (0.09)               (0.26)
                        1993(9)          10.00             0.06           1.93                 (0.06)                  --
Flex Shares
                        1997            $14.84           $(0.01)        $ 3.07                $   --               $(2.94)
                        1996(3)          12.20             0.02           3.26                 (0.05)               (0.59)

  *  Annualized.
 ** Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
  +  Returns are for the period indicated and have not been annualized.
(1)  Commenced operations on February 12, 1993.
(2)  Commenced operations on February 17, 1993.
(3)  Commenced operations on June 1, 1995.
(4)  Commenced operations on February 2, 1994.
(5)  Commenced operations on February 1, 1994.
(6)  Commenced operations on June 5, 1995.
(7)  Commenced operations on January 31, 1997
(8)  Commenced operations on July 1, 1992.
(9)  Commenced operations on June 9, 1992.
(A)  Total return figures do not reflect applicable sales loads.
(B) During the fiscal year ended May 31, 1996, the Aggressive Growth Fund changed its name to the Mid-Cap Equity Fund.

--------------------------------------------------------------------------------

                                                                                                          RATIO OF
                                                                                                       NET INVESTMENT
                                                                                         RATIO OF       INCOME (LOSS)
                                                                          RATIO OF      EXPENSES TO          TO
                                                                             NET        AVERAGE NET      AVERAGE NET
                                                                         INVESTMENT       ASSETS           ASSETS
                                                             RATIO OF      INCOME       (EXCLUDING       (EXCLUDING
                        NET ASSET    TOTAL     NET ASSETS   EXPENSES TO   (LOSS) TO       WAIVERS          WAIVERS      PORTFOLIO
                        VALUE END   RETURN       END OF     AVERAGE NET  AVERAGE NET        AND              AND        TURNOVER
                        OF PERIOD     (A)     PERIOD (000)    ASSETS       ASSETS     REIMBURSEMENTS)  REIMBURSEMENTS)    RATE
                        ---------  ---------  ------------  -----------  -----------  ---------------  ---------------  --------
VALUE INCOME STOCK FUND
Trust Shares
                         $13.71      22.18%    $1,488,062      0.91%         2.40%         0.91%             2.40%       105.03%
                          13.15      27.91%     1,244,399      0.92%         2.86%         0.92%             2.86%       133.99%
                          11.59      19.06%       991,977      0.95%         3.16%         0.95%             3.16%       125.71%
                          10.54       9.95%       573,082      0.88%         3.21%         0.97%             3.12%       149.28%
                          10.23       9.05%*      137,761      0.80%*        4.32%*        0.96%*            4.16%*       34.71%
Investor Shares
                         $13.68      21.69%    $  165,999      1.30%         2.01%         1.31%             2.00%       105.03%
                          13.13      27.39%       130,597      1.30%         2.47%         1.37%             2.40%       133.99%
                          11.58      18.71%        92,256      1.30%         2.80%         1.41%             2.69%       125.71%
                          10.52       9.27%        60,589      1.25%         2.80%         1.44%             2.61%       149.28%
                          10.23      19.42%*       24,779      1.15%*        4.51%*        1.63%*            4.04%*       34.71%
Flex Shares
                         $13.61      20.91%    $   73,466      2.00%         1.33%         2.03%             1.30%       105.03%
                          13.08      26.52%*       26,298      2.00%*        1.72%*        2.15%*            1.57%*      133.99%
MID-CAP EQUITY FUND (B)
Trust Shares
                         $13.21      14.23%    $  287,370      1.15%         0.23%         1.26%             0.12%       151.68%
                          12.76      25.54%       253,905      1.15%         0.70%         1.29%             0.56%       115.62%
                          11.00      12.56%       125,562      1.15%         0.88%         1.32%             0.71%        65.63%
                           9.85      (1.39%)+      57,036      1.15%*        1.20%*        1.68%*            0.67%*        7.99%
Investor Shares
                         $13.17      13.76%    $   20,245      1.60%        (0.21%)        1.85%            (0.46%)      151.68%
                          12.74      24.93%        17,971      1.60%         0.25%         1.96%            (0.11%)      115.62%
                          10.99      11.96%         7,345      1.60%         0.43%         2.27%            (0.24%)       65.63%
                           9.84      (1.60%)+       3,004      1.60%*        0.74%*        4.60%*           (2.26%)*       7.99%
Flex Shares
                         $13.04      13.06%    $   10,120      2.20%        (0.85%)        2.58%            (1.23%)      151.68%
                          12.69      23.00%*        5,029      2.20%*       (0.37%)*       3.04%*           (1.21%)*     115.62%
SMALL CAP EQUITY FUND
Trust Shares
                         $11.07      10.97%+   $  131,049      1.20%*        1.86%*        1.37%*            1.69%*       27.46%
CAPITAL GROWTH FUND
Trust Shares
                         $15.09      24.66%    $1,085,128      1.15%         0.83%         1.25%             0.73%       141.32%
                          14.90      28.97%       981,498      1.15%         0.90%         1.27%             0.78%       156.46%
                          12.18       6.63%       984,205      1.15%         1.38%         1.28%             1.25%       127.79%
                          11.99       3.87%       891,870      1.15%         1.25%         1.29%             1.11%       123.87%
                          11.95      17.90%*      507,692      1.15%*        1.43%*        1.28%*            1.30%*       95.02%
Investor Shares
                         $15.06      23.74%    $  218,660      1.80%         0.19%         2.02%            (0.03%)      141.32%
                          14.89      28.18%       191,078      1.80%         0.24%         2.08%            (0.04%)      156.46%
                          12.17       5.93%       160,875      1.80%         0.73%         2.10%             0.43%       127.79%
                          11.98       3.26%       170,795      1.80%         0.64%         2.11%             0.33%       123.87%
                          11.93      20.49%*      131,858      1.80%*        0.81%*        2.06%*            0.55%*       95.02%
Flex Shares
                         $14.96      23.24%    $   36,753      2.27%        (0.29%)        2.43%            (0.45%)      141.32%
                          14.84      27.48%*       10,969      2.27%*       (0.29%)*       2.68%*           (0.70%)*     156.46%


                          AVERAGE
                         COMMISSION
                           RATE**
                         ----------
VALUE INCOME STOCK FUND
Trust Shares
                          $0.0609
                              n/a
                              n/a
                              n/a
                              n/a
Investor Shares
                          $0.0609
                              n/a
                              n/a
                              n/a
                              n/a
Flex Shares
                          $0.0609
                              n/a
MID-CAP EQUITY FUND (B)
Trust Shares
                          $0.0587
                              n/a
                              n/a
                              n/a
Investor Shares
                          $0.0587
                              n/a
                              n/a
                              n/a
Flex Shares
                          $0.0587
                              n/a
SMALL CAP EQUITY FUND
Trust Shares
                          $0.0523
CAPITAL GROWTH FUND
Trust Shares
                          $0.0620
                              n/a
                              n/a
                              n/a
                              n/a
Investor Shares
                          $0.0620
                              n/a
                              n/a
                              n/a
                              n/a
Flex Shares
                          $0.0620
                              n/a

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH MAY 31, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  NET      NET REALIZED AND                           DISTRIBUTIONS
                                                               INVESTMENT  UNREALIZED GAINS                               FROM
                                            NET ASSET VALUE      INCOME        (LOSSES)         DISTRIBUTIONS FROM      REALIZED
                                          BEGINNING OF PERIOD    (LOSS)     ON INVESTMENTS    NET INVESTMENT INCOME   CAPITAL GAINS
                                          -------------------  ----------  ----------------   ----------------------  -------------
BALANCED FUND
Trust Shares
                                1997            $11.55           $ 0.33         $ 1.47                $(0.32)            $(1.09)
                                1996             10.26             0.33           1.41                 (0.34)             (0.11)
                                1995              9.76             0.33           0.49                 (0.32)                --
                                1994(1)          10.00             0.11          (0.29)                (0.06)                --
Investor Shares
                                1997            $11.60           $ 0.29         $ 1.48                $(0.29)            $(1.09)
                                1996             10.30             0.30           1.41                 (0.30)             (0.11)
                                1995              9.79             0.28           0.51                 (0.28)                --
                                1994(2)          10.00             0.03          (0.24)                   --                 --
Flex Shares
                                1997            $11.53           $ 0.22         $ 1.45                $(0.21)            $(1.09)
                                1996(3)          10.36             0.24           1.29                 (0.25)             (0.11)
EMERGING MARKETS EQUITY FUND
Trust Shares
                                1997(4)         $10.00           $ 0.04         $ 0.75                $   --             $   --
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
                                1997            $10.96           $ 0.10         $ 0.69                $(0.11)            $(0.30)
                                1996             10.24             0.10           0.84                 (0.13)             (0.09)
                                1995(5)          10.00             0.08           0.19                 (0.02)             (0.01)
Investor Shares
                                1997            $10.88           $ 0.03         $ 0.72                $(0.07)            $(0.30)
                                1996             10.20             0.05           0.85                 (0.13)             (0.09)
                                1995(5)          10.00             0.05           0.17                 (0.01)             (0.01)
Flex Shares
                                1997            $10.87           $(0.05)        $ 0.72                $   --             $(0.30)
                                1996(6)          10.24               --           0.82                 (0.10)             (0.09)
INTERNATIONAL EQUITY FUND
Trust Shares
                                1997            $11.40           $ 0.03         $ 2.57                $(0.02)            $(0.35)
                                1996(7)          10.00             0.05           1.35                    --                 --
Investor Shares
                                1997            $11.38           $(0.01)        $ 2.56                $   --             $(0.35)
                                1996(8)          10.44             0.04           0.90                    --                 --
Flex Shares
                                1997            $11.37           $(0.04)        $ 2.49                $   --             $(0.35)
                                1996(8)          10.44             0.02           0.91                    --                 --
SUNBELT EQUITY FUND
Trust Shares
                                1997            $14.11           $(0.09)        $ 0.25                $   --             $(0.99)
                                1996             10.03            (0.04)          4.32                    --              (0.20)
                                1995              9.70            (0.01)          0.38                    --              (0.04)
                                1994(1)          10.00               --          (0.30)                   --                 --
Investor Shares
                                1997            $13.95           $(0.14)        $ 0.24                $   --             $(0.99)
                                1996              9.96            (0.11)          4.30                    --              (0.20)
                                1995              9.69            (0.05)          0.36                    --              (0.04)
                                1994(2)          10.00            (0.02)         (0.29)                   --                 --
Flex Shares
                                1997            $13.97           $(0.14)        $ 0.16                $   --             $(0.99)
                                1996(9)          10.20            (0.07)          4.04                    --              (0.20)

  *  Annualized.
 ** Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
  +  Returns are for the period indicated and have not been annualized.
(1)  Commenced operations on January 3, 1994.
(2)  Commenced operations on January 4, 1994.
(3)  Commenced operations on June 14, 1995.
(4)  Commenced operations on January 31, 1997.
(5)  Commenced operations on June 6, 1994.
(6)  Commenced operations on June 8, 1995.
(7)  Commenced operations on December 1, 1995.
(8)  Commenced operations on January 2, 1996.
(9)  Commenced operations on June 5, 1995.
(A)  Total return figures do not reflect applicable sales loads.

--------------------------------------------------------------------------------

                                                                                                                    RATIO OF
                                                                                                                 NET INVESTMENT
                                                                                                   RATIO OF       INCOME (LOSS)
                                                                                    RATIO OF      EXPENSES TO          TO
                                                                                      NET         AVERAGE NET      AVERAGE NET
                                                                                   INVESTMENT       ASSETS           ASSETS
                                                                      RATIO OF       INCOME       (EXCLUDING       (EXCLUDING
                                NET ASSET               NET ASSETS   EXPENSES TO   (LOSS) TO        WAIVERS          WAIVERS
                                VALUE END    TOTAL        END OF     AVERAGE NET  AVERAGE NET         AND              AND
                                OF PERIOD  RETURN (A)  PERIOD (000)    ASSETS        ASSETS     REIMBURSEMENTS)  REIMBURSEMENTS)
                                ---------  ----------  ------------  -----------  ------------  ---------------  ---------------
BALANCED FUND
Trust Shares
                                 $11.94      16.66%      $151,358       0.95%        2.89%           1.08%             2.76%
                                  11.55      17.26%       111,638       0.95%        3.00%           1.09%             2.86%
                                  10.26       8.72%        89,051       0.95%        3.44%           1.11%             3.28%
                                   9.76      (1.78%)+      90,579       0.95%*       2.76%*          1.25%*            2.46%*
Investor Shares
                                 $11.99      16.27%      $  6,012       1.25%        2.58%           1.64%             2.19%
                                  11.60      16.88%         4,896       1.25%        2.70%           1.89%             2.06%
                                  10.30       8.29%         3,765       1.25%        3.17%           1.80%             2.62%
                                   9.79      (2.10%)+       2,311       1.25%*       2.46%*          4.91%*           (1.20%)*
Flex Shares
                                 $11.90      15.40%      $  6,067       2.01%        1.84%           2.45%             1.40%
                                  11.53      15.58%*        3,131       2.00%*       1.85%*          2.97%*            0.88%*
EMERGING MARKETS EQUITY FUND
Trust Shares
                                 $10.79       7.90%+     $ 39,495       1.55%*       1.37%*          2.04%*            0.88%*
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
                                 $11.34       7.48%      $ 53,516       1.05%        0.71%           1.15%             0.61%
                                  10.96       9.29%        90,980       1.05%        0.84%           1.19%             0.70%
                                  10.24       2.69%+       89,446       1.05%*       1.13%*          1.31%*            0.87%*
Investor Shares
                                 $11.26       7.12%      $  5,592       1.45%        0.28%           1.88%            (0.15%)
                                  10.88       8.90%         5,597       1.45%        0.48%           2.06%            (0.13%)
                                  10.20       2.18%+        3,960       1.45%*       0.67%*          2.44%*           (0.32%)*
Flex Shares
                                 $11.24       6.41%      $    900       2.10%       (0.39%)          3.69%            (1.98%)
                                  10.87       8.32%+          917       2.10%*      (0.24%)*         4.14%*           (2.28%)*
INTERNATIONAL EQUITY FUND
Trust Shares
                                 $13.63      23.29%      $489,325       1.46%        0.51%           1.51%             0.46%
                                  11.40      14.00%+      213,306       1.46%*       1.36%*          1.65%*            1.17%*
Investor Shares
                                 $13.58      22.85%      $ 10,674       1.81%        0.18%           2.05%            (0.06%)
                                  11.38       9.00%+        3,448       1.81%*       1.73%*          3.14%*            0.40%*
Flex Shares
                                 $13.47      21.98%      $  8,375       2.51%       (0.27%)          3.03%            (0.79%)
                                  11.37       8.91%+          953       2.51%*       1.08%*          5.86%*           (2.27%)*
SUNBELT EQUITY FUND
Trust Shares
                                 $13.28       1.48%      $381,371       1.15%       (0.65%)          1.26%            (0.76%)
                                  14.11      43.19%       412,430       1.15%       (0.34%)          1.28%            (0.47%)
                                  10.03       3.81%       258,908       1.15%       (0.12%)          1.30%            (0.27%)
                                   9.70      (2.99%)+     128,280       1.15%*      (0.19%)*         1.58%*           (0.62%)*
Investor Shares
                                 $13.06       1.05%      $ 28,095       1.60%       (1.10%)          1.84%            (1.34%)
                                  13.95      42.58%        29,002       1.60%       (0.79%)          1.93%            (1.12%)
                                   9.96       3.20%        22,180       1.60%       (0.57%)          1.98%            (0.95%)
                                   9.69      (3.10%)+      16,077       1.60%*      (0.63%)*         2.04%*           (1.07%)*
Flex Shares
                                 $13.00       0.46%      $  5,689       2.20%       (1.72%)          2.69%            (2.21%)
                                  13.97      39.86%*        2,705       2.20%*      (1.43%)*         3.62%*           (2.85%)*


                                 PORTFOLIO   AVERAGE
                                 TURNOVER   COMMISSION
                                   RATE       RATE**
                                 ---------  ----------
BALANCED FUND
Trust Shares
                                  196.73%    $0.0608
                                  154.63%        n/a
                                  156.61%        n/a
                                  105.65%        n/a
Investor Shares
                                  196.73%    $0.0608
                                  154.63%        n/a
                                  156.61%        n/a
                                  105.65%        n/a
Flex Shares
                                  196.73%    $0.0608
                                  154.63%        n/a
EMERGING MARKETS EQUITY FUND
Trust Shares
                                   23.88%    $0.0019
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
                                    1.82%    $0.0244
                                   30.46%        n/a
                                   10.37%        n/a
Investor Shares
                                    1.82%    $0.0244
                                   30.46%        n/a
                                   10.37%        n/a
Flex Shares
                                    1.82%    $0.0244
                                   30.46%        n/a
INTERNATIONAL EQUITY FUND
Trust Shares
                                  139.37%    $0.0313
                                  113.34%        n/a
Investor Shares
                                  139.37%    $0.0313
                                  113.34%        n/a
Flex Shares
                                  139.37%    $0.0313
                                  113.34%        n/a
SUNBELT EQUITY FUND
Trust Shares
                                   72.17%    $0.0674
                                  106.27%        n/a
                                   80.03%        n/a
                                   21.42%        n/a
Investor Shares
                                   72.17%    $0.0674
                                  106.27%        n/a
                                   80.03%        n/a
                                   21.42%        n/a
Flex Shares
                                   72.17%    $0.0674
                                  106.27%        n/a

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH MAY 31, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                              NET ASSET                  NET REALIZED AND                            DISTRIBUTIONS
                                                VALUE          NET       UNREALIZED GAINS                                FROM
                                             BEGINNING OF   INVESTMENT       (LOSSES)         DISTRIBUTIONS FROM       REALIZED
                                                PERIOD        INCOME      ON INVESTMENTS    NET INVESTMENT INCOME    CAPITAL GAINS
                                             ------------   ----------   ----------------   ----------------------   -------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
                                  1997          $11.10        $ 0.44          $ 0.33                $(0.44)             $(0.21)
                                  1996           11.28          0.45            0.19                 (0.45)              (0.37)
                                  1995           10.68          0.46            0.60                 (0.46)                 --
                                  1994(1)        11.37          0.22           (0.34)                (0.22)              (0.35)
Investor Shares
                                  1997          $11.12        $ 0.40          $ 0.33                $(0.40)             $(0.21)
                                  1996           11.30          0.41            0.19                 (0.41)              (0.37)
                                  1995           10.69          0.42            0.61                 (0.42)                 --
                                  1994           10.79          0.33            0.25                 (0.33)              (0.35)
                                  1993(2)        10.00          0.35            0.82                 (0.35)              (0.03)
Flex Shares
                                  1997          $11.11        $ 0.35          $ 0.33                $(0.35)             $(0.21)
                                  1996(3)        11.30          0.37            0.18                 (0.37)              (0.37)
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
                                  1997          $10.06        $ 0.46          $ 0.25                $(0.46)             $(0.03)
                                  1996           10.18          0.46           (0.07)                (0.46)              (0.05)
                                  1995            9.75          0.44            0.43                 (0.44)                 --
                                  1994(4)        10.00          0.13           (0.25)                (0.13)                 --
Investor Shares
                                  1997          $10.07        $ 0.44          $ 0.25                $(0.44)             $(0.03)
                                  1996           10.18          0.44           (0.06)                (0.44)              (0.05)
                                  1995            9.75          0.42            0.43                 (0.42)                 --
                                  1994(5)        10.00          0.13           (0.25)                (0.13)                 --
Flex Shares
                                  1997          $10.08        $ 0.39          $ 0.25                $(0.39)             $(0.03)
                                  1996(3)        10.19          0.39           (0.06)                (0.39)              (0.05)
TENNESSEE TAX-EXEMPT BOND FUND
Trust Shares
                                  1997          $ 9.40        $ 0.43          $ 0.23                $(0.43)             $   --
                                  1996            9.50          0.43           (0.11)                (0.42)                 --
                                  1995            9.22          0.44            0.28                 (0.44)                 --
                                  1994(6)        10.00          0.12           (0.77)                (0.13)                 --
Investor Shares
                                  1997          $ 9.42        $ 0.41          $ 0.23                $(0.41)             $   --
                                  1996            9.53          0.41           (0.10)                (0.42)                 --
                                  1995            9.23          0.44            0.29                 (0.43)                 --
                                  1994(7)        10.00          0.13           (0.77)                (0.13)                 --
Flex Shares
                                  1997          $ 9.41        $ 0.37          $ 0.23                $(0.37)             $   --
                                  1996(8)         9.59          0.37           (0.18)                (0.37)                 --
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
                                  1997          $ 9.56        $ 0.42          $ 0.22                $(0.42)             $(0.05)
                                  1996            9.63          0.43           (0.05)                (0.43)              (0.02)
                                  1995            9.42          0.42            0.21                 (0.42)                 --
                                  1994(5)        10.00          0.14           (0.58)                (0.14)                 --
Investor Shares
                                  1997          $ 9.58        $ 0.40          $ 0.21                $(0.40)             $(0.05)
                                  1996            9.65          0.41           (0.05)                (0.41)              (0.02)
                                  1995            9.44          0.40            0.21                 (0.40)                 --
                                  1994(7)        10.00          0.13           (0.56)                (0.13)                 --
Flex Shares
                                  1997          $ 9.56        $ 0.35          $ 0.22                $(0.35)             $(0.05)
                                  1996(9)         9.72          0.36           (0.14)                (0.36)              (0.02)

  *  Annualized.
  +  Returns are for the period indicated and have not been annualized.
(1)  Commenced operations on October 21, 1993.
(2)  Commenced operations on June 9, 1992.
(3)  Commenced operations on June 1, 1995.
(4)  Commenced operations on January 25, 1994.
(5)  Commenced operations on January 18, 1994.
(6)  Commenced operations on January 27, 1994.
(7)  Commenced operations on January 19, 1994.
(8)  Commenced operations on June 5, 1995.
(9)  Commenced operations on June 6, 1995.
(A)  Total return figures do not reflect applicable sales loads.

--------------------------------------------------------------------------------

                                                                                                         RATIO OF
                                                                                                        EXPENSES TO
                                                                                         RATIO OF       AVERAGE NET
                                                                                            NET           ASSETS
                                                                           RATIO OF     INVESTMENT      (EXCLUDING
                                  NET ASSET                 NET ASSETS    EXPENSES TO    INCOME TO        WAIVERS
                                  VALUE END     TOTAL         END OF      AVERAGE NET   AVERAGE NET         AND
                                  OF PERIOD   RETURN (A)   PERIOD (000)     ASSETS        ASSETS      REIMBURSEMENTS)
                                  ---------   ----------   ------------   -----------   -----------   ---------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
                                   $11.22        7.13%       $139,144        0.75%          3.96%          0.86%
                                    11.10        5.82%        124,507        0.75%          4.01%          0.89%
                                    11.28       10.21%         78,208        0.75%          4.34%          0.91%
                                    10.68       (1.10%)+       44,595        0.75%*         3.46%*         0.95%*
Investor Shares
                                   $11.24        6.69%       $ 31,857        1.15%          3.56%          1.38%
                                    11.12        5.40%         37,427        1.15%          3.61%          1.42%
                                    11.30        9.91%         41,693        1.15%          3.88%          1.43%
                                    10.69        5.37%         46,182        1.14%          2.96%          1.51%
                                    10.79       11.88%*        15,844        1.12%*         3.61%*         1.83%*
Flex Shares
                                   $11.23        6.19%       $  4,681        1.63%          3.08%          2.15%
                                    11.11        4.91%*         5,536        1.63%*         3.12%*         2.25%*
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
                                   $10.28        7.22%       $ 50,487        0.65%          4.48%          0.80%
                                    10.06        3.87%         30,790        0.65%          4.49%          0.88%
                                    10.18        9.26%         10,118        0.65%          4.63%          1.13%
                                     9.75       (1.19%)+        3,192        0.65%*         3.86%*         1.12%*
Investor Shares
                                   $10.29        7.00%       $  3,226        0.85%          4.28%          1.31%
                                    10.07        3.76%          4,025        0.85%          4.28%          1.36%
                                    10.18        9.04%          3,320        0.85%          4.36%          1.50%
                                     9.75       (1.22%)+        2,280        0.85%*         3.67%*         3.20%*
Flex Shares
                                   $10.30        6.48%       $  3,000        1.35%          3.78%          2.28%
                                    10.08        3.27%*         2,692        1.35%*         3.79%*         2.54%*
TENNESSEE TAX-EXEMPT BOND FUND
Trust Shares
                                   $ 9.63        7.16%       $  1,973        0.65%          4.51%          1.72%
                                     9.40        3.43%          1,823        0.65%          4.49%          1.68%
                                     9.50        8.17%          1,664        0.65%          4.90%          2.65%
                                     9.22       (6.52%)+          594        0.65%*         4.24%*         1.43%*
Investor Shares
                                   $ 9.65        6.93%       $  1,602        0.85%          4.31%          1.76%
                                     9.42        3.28%          1,523        0.85%          4.29%          2.08%
                                     9.53        8.24%          1,170        0.85%          4.70%          2.10%
                                     9.23       (6.39%)+        1,127        0.85%*         3.74%*         6.60%*
Flex Shares
                                   $ 9.64        6.42%       $  2,505        1.35%          3.81%          2.34%
                                     9.41        1.98%*         2,017        1.34%*         3.80%*         2.74%*
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
                                   $ 9.73        6.79%       $ 39,732        0.65%          4.31%          0.81%
                                     9.56        3.89%         22,950        0.65%          4.36%          0.89%
                                     9.63        6.94%         13,187        0.65%          4.56%          0.98%
                                     9.42       (4.43%)+        4,338        0.65%*         4.12%*         1.06%*
Investor Shares
                                   $ 9.74        6.47%       $  3,511        0.85%          4.10%          1.33%
                                     9.58        3.69%          3,418        0.85%          4.17%          1.41%
                                     9.65        6.70%          3,268        0.85%          4.31%          1.43%
                                     9.44       (4.29%)+        3,300        0.85%*         3.93%*         2.36%*
Flex Shares
                                   $ 9.73        6.06%       $  4,662        1.35%          3.60%          2.07%
                                     9.56        2.25%*         4,207        1.35%*         3.66%*         2.35%*

                                     RATIO OF
                                  NET INVESTMENT
                                   INCOME (LOSS)
                                        TO
                                    AVERAGE NET
                                      ASSETS
                                    (EXCLUDING
                                      WAIVERS       PORTFOLIO
                                        AND         TURNOVER
                                  REIMBURSEMENTS)     RATE
                                  ---------------   --------
INVESTMENT GRADE TAX-EXEMPT BOND
Trust Shares
                                        3.85%        489.02%
                                        3.87%        513.90%
                                        4.18%        591.91%
                                        3.26%*       432.46%
Investor Shares
                                        3.33%        489.02%
                                        3.34%        513.90%
                                        3.60%        591.91%
                                        2.59%        432.46%
                                        2.90%*       344.87%
Flex Shares
                                        2.56%        489.02%
                                        2.50%*       513.90%
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
                                        4.33%        134.62%
                                        4.26%         62.68%
                                        4.15%        105.01%
                                        3.39%*        53.24%
Investor Shares
                                        3.82%        134.62%
                                        3.77%         62.68%
                                        3.71%        105.01%
                                        1.32%*        53.24%
Flex Shares
                                        2.85%        134.62%
                                        2.60%*        62.68%
TENNESSEE TAX-EXEMPT BOND FUND
Trust Shares
                                        3.44%         16.09%
                                        3.46%         41.00%
                                        2.90%         27.73%
                                        3.46%*        13.05%
Investor Shares
                                        3.40%         16.09%
                                        3.06%         41.00%
                                        3.45%         27.73%
                                       (2.01%)*       13.05%
Flex Shares
                                        2.82%         16.09%
                                        2.40%*        41.00%
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
                                        4.15%         14.81%
                                        4.12%         60.02%
                                        4.23%         24.50%
                                        3.71%*        25.90%
Investor Shares
                                        3.62%         14.81%
                                        3.61%         60.02%
                                        3.73%         24.50%
                                        2.42%*        25.90%
Flex Shares
                                        2.88%         14.81%
                                        2.66%*        60.02%

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH MAY 31, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                               NET REALIZED
                                                                                   AND
                                                                                UNREALIZED   DISTRIBUTIONS
                                                        NET ASSET                 GAINS          FROM       DISTRIBUTIONS
                                                          VALUE       NET        (LOSSES)         NET           FROM
                                                        BEGINNING  INVESTMENT       ON        INVESTMENT      REALIZED
                                                        OF PERIOD    INCOME    INVESTMENTS      INCOME      CAPITAL GAINS
                                                        ---------  ----------  ------------  -------------  -------------
INVESTMENT GRADE BOND FUND
Trust Shares
                                              1997       $10.07      $ 0.60       $ 0.09        $(0.60)        $   --
                                              1996        10.26        0.60        (0.19)        (0.60)            --
                                              1995         9.89        0.61         0.37         (0.61)            --
                                              1994        10.45        0.50        (0.36)        (0.50)         (0.20)
                                              1993(1)     10.09        0.45         0.36         (0.45)            --
Investor Shares
                                              1997       $10.06      $ 0.56       $ 0.10        $(0.56)        $   --
                                              1996        10.26        0.56        (0.20)        (0.56)            --
                                              1995         9.89        0.57         0.38         (0.58)            --
                                              1994        10.44        0.46        (0.35)        (0.46)         (0.20)
                                              1993(2)     10.00        0.44         0.44         (0.44)            --
Flex Shares
                                              1997       $10.07      $ 0.51       $ 0.10        $(0.51)        $   --
                                              1996(3)     10.33        0.52        (0.26)        (0.52)            --
SHORT-TERM BOND FUND
Trust Shares
                                              1997       $ 9.86      $ 0.53       $ 0.07        $(0.53)        $(0.03)
                                              1996         9.98        0.54        (0.10)        (0.54)         (0.02)
                                              1995         9.79        0.53         0.19         (0.53)            --
                                              1994        10.01        0.42        (0.21)        (0.42)         (0.01)
                                              1993(4)     10.00        0.08         0.01         (0.08)            --
Investor Shares
                                              1997       $ 9.88      $ 0.51       $ 0.06        $(0.51)        $(0.03)
                                              1996        10.01        0.52        (0.10)        (0.53)         (0.02)
                                              1995         9.81        0.51         0.19         (0.50)            --
                                              1994        10.03        0.40        (0.21)        (0.40)         (0.01)
                                              1993(5)     10.06        0.06        (0.03)        (0.06)            --
Flex Shares
                                              1997       $ 9.88      $ 0.48       $ 0.06        $(0.48)        $(0.03)
                                              1996(6)     10.02        0.47        (0.12)        (0.47)         (0.02)
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
                                              1997       $ 9.84      $ 0.51       $ 0.04        $(0.51)        $   --
                                              1996         9.93        0.55        (0.09)        (0.55)            --
                                              1995         9.82        0.47         0.11         (0.47)            --
                                              1994         9.98        0.33        (0.11)        (0.33)         (0.05)
                                              1993(4)     10.00        0.07        (0.02)        (0.07)            --
Investor Shares
                                              1997       $ 9.84      $ 0.50       $ 0.04        $(0.50)        $   --
                                              1996         9.94        0.54        (0.10)        (0.54)            --
                                              1995         9.83        0.46         0.11         (0.46)            --
                                              1994         9.99        0.32        (0.12)        (0.31)         (0.05)
                                              1993(7)     10.01        0.06        (0.02)        (0.06)            --
Flex Shares
                                              1997       $ 9.82      $ 0.47       $ 0.03        $(0.47)        $   --
                                              1996(8)      9.96        0.48        (0.14)        (0.48)            --
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
                                              1997       $ 9.99      $ 0.58       $ 0.04        $(0.58)        $(0.01)
                                              1996        10.11        0.62        (0.14)        (0.60)            --
                                              1995(9)     10.00        0.58         0.13         (0.60)            --
Investor Shares
                                              1997       $ 9.97      $ 0.56       $ 0.04        $(0.56)        $(0.01)
                                              1996        10.11        0.60        (0.14)        (0.60)            --
                                              1995(10)     9.98        0.58         0.13         (0.58)            --
Flex Shares
                                              1997       $ 9.99      $ 0.52       $ 0.04        $(0.52)        $(0.01)
                                              1996(3)     10.14        0.55        (0.15)        (0.55)            --

  *  Annualized.
  +  Returns are for the period indicated and have not been annualized.
(1)  Commenced operations on July 16, 1992.
(2)  Commenced operations on June 11, 1992.
(3)  Commenced operations on June 7, 1995.
(4)  Commenced operations on March 15, 1993.
(5)  Commenced operations on March 22, 1993.
(6)  Commenced operations on June 20, 1995.
(7)  Commenced operations on March 18, 1993.
(8)  Commenced operations on June 22, 1995.
(9)  Commenced operations on June 7, 1994.
(10) Commenced operations on July 17, 1994.

--------------------------------------------------------------------------------

                                                                                                                 RATIO OF
                                                                                                                EXPENSES TO
                                                                                                  RATIO OF      AVERAGE NET
                                                                                                    NET           ASSETS
                                                                                    RATIO OF     INVESTMENT     (EXCLUDING
                                              NET ASSET               NET ASSETS   EXPENSES TO   INCOME TO        WAIVERS
                                              VALUE END    TOTAL        END OF     AVERAGE NET  AVERAGE NET         AND
                                              OF PERIOD  RETURN (A)  PERIOD (000)    ASSETS        ASSETS     REIMBURSEMENTS)
                                              ---------  ----------  ------------  -----------  ------------  ---------------
INVESTMENT GRADE BOND FUND
Trust Shares
                                               $10.16       6.99%      $633,646       0.75%        5.89%           0.85%
                                                10.07       4.02%       599,514       0.75%        5.81%           0.87%
                                                10.26      10.39%       543,308       0.75%        6.22%           0.88%
                                                 9.89       1.17%       460,538       0.75%        4.77%           0.88%
                                                10.45       9.34%*      336,132       0.74%*       5.14%*          0.87%*
Investor Shares
                                               $10.16       6.66%      $ 33,165       1.15%        5.48%           1.41%
                                                10.06       3.50%        36,155       1.15%        5.40%           1.44%
                                                10.26      10.04%        33,772       1.15%        5.79%           1.49%
                                                 9.89       0.86%        35,775       1.14%        4.39%           1.41%
                                                10.44       9.21%*       24,375       1.14%*       4.75%*          1.46%*
Flex Shares
                                               $10.17       6.16%      $  5,763       1.64%        5.00%           2.20%
                                                10.07       2.50%*        4,621       1.64%*       4.84%*          2.49%*
SHORT-TERM BOND FUND
Trust Shares
                                               $ 9.90       6.30%      $ 89,701       0.65%        5.37%           0.78%
                                                 9.86       4.45%        91,156       0.65%        5.39%           0.81%
                                                 9.98       7.60%        60,952       0.65%        5.49%           0.85%
                                                 9.79       2.02%        34,772       0.65%        4.15%           0.85%
                                                10.01       4.45%*       25,334       0.64%*       3.88%*          1.11%*
Investor Shares
                                               $ 9.91       5.97%      $  2,182       0.85%        5.16%           1.58%
                                                 9.88       4.23%         2,700       0.85%        5.20%           1.72%
                                                10.01       7.44%         2,609       0.85%        5.24%           1.56%
                                                 9.81       1.81%         2,381       0.85%        3.94%           2.52%
                                                10.03       1.65%*          716       0.85%*       3.85%*          7.22%*
Flex Shares
                                               $ 9.91       5.62%      $  1,073       1.20%        4.82%           3.02%
                                                 9.88       3.73%*          966       1.20%*       4.77%*          4.06%*
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
                                               $ 9.88       5.76%      $ 21,988       0.65%        5.23%           0.92%
                                                 9.84       4.73%        10,149       0.65%        5.56%           1.00%
                                                 9.93       6.11%         9,599       0.65%        4.91%           1.08%
                                                 9.82       2.17%        12,723       0.65%        3.23%           0.81%
                                                 9.98       2.22%*       30,336       0.63%*       3.34%*          1.04%*
Investor Shares
                                               $ 9.88       5.59%      $  3,921       0.80%        5.05%           1.35%
                                                 9.84       4.52%         4,192       0.80%        5.43%           1.32%
                                                 9.94       6.03%         7,144       0.80%        4.74%           1.33%
                                                 9.83       2.01%         4,841       0.78%        3.11%           1.41%
                                                 9.99       1.84%*        2,423       0.80%*       3.16%*          3.42%*
Flex Shares
                                               $ 9.85       5.19%      $  1,091       1.05%        4.75%           2.51%
                                                 9.82       3.72%*        2,423       1.05%*       5.03%*          2.97%*
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
                                               $10.02       6.43%      $123,903       0.65%        5.81%           0.78%
                                                 9.99       4.84%        73,370       0.65%        6.04%           0.84%
                                                10.11       7.50%+       41,823       0.65%*       6.43%*          0.93%*
Investor Shares
                                               $10.00       6.17%      $  2,426       0.90%        5.55%           1.48%
                                                 9.97       4.59%         2,512       0.90%        5.75%           2.25%
                                                10.11       7.45%+          623       0.90%*       6.27%*          7.74%*
Flex Shares
                                               $10.02       5.80%      $  1,409       1.25%        5.20%           2.66%
                                                 9.99       4.10%*        1,349       1.25%*       5.38%*          3.59%*

                                                  RATIO OF
                                               NET INVESTMENT
                                                INCOME (LOSS)
                                                     TO
                                                 AVERAGE NET
                                                   ASSETS
                                                 (EXCLUDING
                                                   WAIVERS      PORTFOLIO
                                                     AND        TURNOVER
                                               REIMBURSEMENTS)    RATE
                                               ---------------  ---------
INVESTMENT GRADE BOND FUND
Trust Shares
                                                     5.79%       297.82%
                                                     5.69%       184.33%
                                                     6.09%       237.66%
                                                     4.64%       259.19%
                                                     5.01%*      299.32%
Investor Shares
                                                     5.22%       297.82%
                                                     5.11%       184.33%
                                                     5.45%       237.66%
                                                     4.12%       259.19%
                                                     4.43%*      299.32%
Flex Shares
                                                     4.44%       297.82%
                                                     3.99%*      184.33%
SHORT-TERM BOND FUND
Trust Shares
                                                     5.24%       117.83%
                                                     5.23%       162.62%
                                                     5.29%       200.49%
                                                     3.95%        74.85%
                                                     3.41%*       63.89%
Investor Shares
                                                     4.43%       117.83%
                                                     4.33%       162.62%
                                                     4.53%       200.49%
                                                     2.27%        74.85%
                                                    (2.52%)*      63.89%
Flex Shares
                                                     3.00%       117.83%
                                                     1.91%*      162.62%
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
                                                     4.96%        92.89%
                                                     5.21%        94.00%
                                                     4.48%        87.98%
                                                     3.07%       116.57%
                                                     2.93%*       36.44%
Investor Shares
                                                     4.50%        92.89%
                                                     4.91%        94.00%
                                                     4.21%        87.98%
                                                     2.48%       116.57%
                                                     0.54%*       36.44%
Flex Shares
                                                     3.29%        92.89%
                                                     3.11%*       94.00%
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
                                                     5.68%       133.45%
                                                     5.85%        83.01%
                                                     6.15%*       67.63%
Investor Shares
                                                     4.97%       133.45%
                                                     4.40%        83.01%
                                                    (0.57%)*      67.63%
Flex Shares
                                                     3.79%       133.45%
                                                     3.04%*       83.01%

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH MAY 31, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                        NET ASSET                NET REALIZED AND  DISTRIBUTIONS   DISTRIBUTIONS
                                                          VALUE         NET      UNREALIZED GAINS       FROM           FROM
                                                       BEGINNING OF  INVESTMENT      (LOSSES)      NET INVESTMENT    REALIZED
                                                          PERIOD       INCOME     ON INVESTMENTS       INCOME      CAPITAL GAINS
                                                       ------------  ----------  ----------------  --------------  -------------
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
                                             1997         $ 9.91       $ 0.62         $ 0.11           $(0.62)        $   --
                                             1996          10.27         0.62          (0.33)           (0.62)         (0.03)
                                             1995(1)        9.98         0.53           0.29            (0.53)            --
Investor Shares
                                             1997         $ 9.90       $ 0.58         $ 0.12           $(0.58)        $   --
                                             1996          10.26         0.59          (0.33)           (0.59)         (0.03)
                                             1995(2)       10.00         0.56           0.26            (0.56)            --
Flex Shares
                                             1997         $ 9.91       $ 0.53         $ 0.11           $(0.53)        $   --
                                             1996(3)       10.31         0.52          (0.37)           (0.52)         (0.03)
PRIME QUALITY MONEY MARKET FUND
Trust Shares
                                             1997         $ 1.00       $ 0.05         $   --           $(0.05)        $   --
                                             1996           1.00         0.05             --            (0.05)            --
                                             1995           1.00         0.05             --            (0.05)            --
                                             1994           1.00         0.03             --            (0.03)            --
                                             1993(4)        1.00         0.03             --            (0.03)            --
Investor Shares
                                             1997         $ 1.00       $ 0.05         $   --           $(0.05)        $   --
                                             1996           1.00         0.05             --            (0.05)            --
                                             1995           1.00         0.05             --            (0.05)            --
                                             1994           1.00         0.03             --            (0.03)            --
                                             1993(4)        1.00         0.03             --            (0.03)            --
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
                                             1997         $ 1.00       $ 0.05         $   --           $(0.05)        $   --
                                             1996           1.00         0.05             --            (0.05)            --
                                             1995           1.00         0.05             --            (0.05)            --
                                             1994           1.00         0.03             --            (0.03)            --
                                             1993(4)        1.00         0.03             --            (0.03)            --
Investor Shares
                                             1997         $ 1.00       $ 0.05         $   --           $(0.05)        $   --
                                             1996           1.00         0.05             --            (0.05)            --
                                             1995           1.00         0.04             --            (0.04)            --
                                             1994           1.00         0.03             --            (0.03)            --
                                             1993(4)        1.00         0.03             --            (0.03)            --
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
                                             1997         $ 1.00       $ 0.03         $   --           $(0.03)        $   --
                                             1996           1.00         0.03             --            (0.03)            --
                                             1995           1.00         0.03             --            (0.03)            --
                                             1994           1.00         0.02             --            (0.02)            --
                                             1993(4)        1.00         0.02             --            (0.02)            --
Investor Shares
                                             1997         $ 1.00       $ 0.03         $   --           $(0.03)        $   --
                                             1996           1.00         0.03             --            (0.03)            --
                                             1995           1.00         0.03             --            (0.03)            --
                                             1994           1.00         0.02             --            (0.02)            --
                                             1993(4)        1.00         0.02             --            (0.02)            --

  *  Annualized.
  +  Returns are for the period indicated and have not been annualized.
(A)  Total return figures do not reflect applicable sales loads.
(1)  Commenced operations on July 31, 1994.
(2)  Commenced operations on June 9, 1994.
(3)  Commenced operations on June 7, 1995.
(4)  Commenced operations on June 8, 1992.

--------------------------------------------------------------------------------

                                                                                                             RATIO OF
                                                                                                            EXPENSES TO
                                                                                               RATIO OF     AVERAGE NET
                                                                                   RATIO OF      NET          ASSETS
                                                                                   EXPENSES   INVESTMENT    (EXCLUDING
                                             NET ASSET               NET ASSETS       TO      INCOME TO       WAIVERS
                                             VALUE END    TOTAL        END OF      AVERAGE     AVERAGE          AND
                                             OF PERIOD  RETURN (A)  PERIOD (000)  NET ASSETS  NET ASSETS  REIMBURSEMENTS)
                                             ---------  ----------  ------------  ----------  ----------  ---------------
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
                                              $10.02       7.54%     $   19,471      0.75%       6.19%         1.02%
                                                9.91       2.77%         10,277      0.75%       6.05%         1.25%
                                               10.27       8.64%+         3,291      0.75%*      6.67%*        3.33%*
Investor Shares
                                              $10.02       7.21%     $    2,243      1.15%       5.76%         1.79%
                                                9.90       2.47%          2,396      1.15%       5.68%         2.50%
                                               10.26       8.61%+           589      1.15%*      6.08%*        6.84%*
Flex Shares
                                              $10.02       6.57%     $    2,801      1.66%       5.26%         2.42%
                                                9.91       1.42%*         2,826      1.66%*      5.18%*        2.86%*
PRIME QUALITY MONEY MARKET FUND
Trust Shares
                                              $ 1.00       5.01%     $1,086,555      0.58%       4.90%         0.76%
                                                1.00       5.25%      1,050,800      0.58%       5.11%         0.78%
                                                1.00       4.79%        799,189      0.58%       4.77%         0.79%
                                                1.00       2.88%        583,399      0.58%       2.86%         0.79%
                                                1.00       2.92%*       410,991      0.58%*      2.85%*        0.78%*
Investor Shares
                                              $ 1.00       4.84%     $  283,544      0.75%       4.74%         0.97%
                                                1.00       5.08%        215,696      0.75%       4.94%         1.00%
                                                1.00       4.62%        157,616      0.75%       4.55%         1.01%
                                                1.00       2.71%        129,415      0.75%       2.67%         0.99%
                                                1.00       2.75%*        61,578      0.75%*      2.68%*        1.02%*
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
                                              $ 1.00       4.83%     $  344,350      0.61%       4.73%         0.76%
                                                1.00       5.14%        325,493      0.61%       5.02%         0.78%
                                                1.00       4.67%        434,111      0.61%       4.64%         0.80%
                                                1.00       2.77%        309,228      0.61%       2.69%         0.77%
                                                1.00       2.79%*       453,567      0.61%*      2.71%*        0.78%*
Investor Shares
                                              $ 1.00       4.69%     $   63,178      0.75%       4.59%         0.96%
                                                1.00       4.99%         58,608      0.75%       4.88%         0.99%
                                                1.00       4.51%         46,639      0.75%       4.51%         1.02%
                                                1.00       2.63%         32,395      0.75%       2.54%         0.97%
                                                1.00       2.65%*        16,688      0.75%*      2.57%*        1.11%*
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
                                              $ 1.00       3.09%     $  333,006      0.50%       3.04%         0.66%
                                                1.00       3.28%        273,613      0.50%       3.23%         0.68%
                                                1.00       3.10%        215,413      0.45%       3.12%         0.70%
                                                1.00       2.08%        143,982      0.42%       2.05%         0.71%
                                                1.00       2.12%*        78,416      0.41%*      2.07%*        0.70%*
Investor Shares
                                              $ 1.00       2.97%     $  102,013      0.62%       2.92%         0.83%
                                                1.00       3.16%         95,223      0.62%       3.10%         0.85%
                                                1.00       3.00%         87,647      0.55%       3.00%         0.87%
                                                1.00       1.96%         61,675      0.54%       1.93%         0.88%
                                                1.00       2.00%*        35,209      0.53%*      1.95%*        0.95%*

                                                 RATIO OF
                                              NET INVESTMENT
                                               INCOME (LOSS)
                                                    TO
                                                AVERAGE NET
                                                  ASSETS
                                                (EXCLUDING
                                                  WAIVERS      PORTFOLIO
                                                    AND        TURNOVER
                                              REIMBURSEMENTS)    RATE
                                              ---------------  --------
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
                                                    5.92%       21.15%
                                                    5.55%       83.38%
                                                    4.09%*      30.39%
Investor Shares
                                                    5.12%       21.15%
                                                    4.33%       83.38%
                                                    0.39%*      30.39%
Flex Shares
                                                    4.50%       21.15%
                                                    3.98%*      83.38%
PRIME QUALITY MONEY MARKET FUND
Trust Shares
                                                    4.72%          --
                                                    4.91%          --
                                                    4.56%          --
                                                    2.65%          --
                                                    2.65%*         --
Investor Shares
                                                    4.52%          --
                                                    4.69%          --
                                                    4.29%          --
                                                    2.43%          --
                                                    2.41%*         --
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
                                                    4.58%          --
                                                    4.85%          --
                                                    4.45%          --
                                                    2.53%          --
                                                    2.54%*         --
Investor Shares
                                                    4.38%          --
                                                    4.64%          --
                                                    4.24%          --
                                                    2.32%          --
                                                    2.21%*         --
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
                                                    2.88%          --
                                                    3.05%          --
                                                    2.87%          --
                                                    1.76%          --
                                                    1.78%*         --
Investor Shares
                                                    2.71%          --
                                                    2.87%          --
                                                    2.68%          --
                                                    1.59%          --
                                                    1.53%*         --

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-three portfolios: the Value Income Stock Fund, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Capital Growth Fund, the Balanced Fund, the Emerging Markets Equity Fund, the International Equity Index Fund, the International Equity Fund, the Sunbelt Equity Fund, the Investment Grade Tax-Exempt Bond Fund, the Florida Tax-Exempt Bond Fund, the Tennessee Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Investment Grade Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Limited-Term Federal Mortgage Securities Fund, and the U.S. Government Securities Fund, (collectively the "Non-Dollar Funds"), the Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund, the Tax-Exempt Money Market Fund, the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Money Market Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust.

    SECURITY VALUATION--Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value.

    Investment securities held by the Non-Dollar Funds that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Foreign securities in the Emerging Markets Equity Fund, the International Equity Fund and the International Equity Index Fund are valued based upon quotations from the primary market in which they are traded. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

    FEDERAL INCOME TAXES--It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Money Market Funds are accreted and amortized ratably to maturity and are included in interest income. Purchase discounts and premiums on securities held by the Non-Dollar Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

    REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

    NET ASSET VALUE PER SHARE--The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share for Investor shares of the Investment Grade Bond, the Investment Grade Tax-Exempt Bond, the Capital Growth, the Value Income Stock, the Sunbelt

--------------------------------------------------------------------------------

    Equity, the Mid-Cap Equity, the Balanced, the Florida Tax-Exempt Bond, the Georgia Tax-Exempt Bond, the Tennessee Tax-Exempt Bond, the U.S. Government Securities, the International Equity, and the International Equity Index Funds is equal to the net asset value per share plus a sales load of 3.75%. The maximum offering price per share for Investor shares of the Short-Term U.S. Treasury Securities Fund is equal to the net asset value per share plus a sales load of 1.00%. The maximum offering price per share for Investor shares of the Short-Term Bond Fund is equal to the net asset value per share plus a sales load of 2.00%. The maximum offering price per share for Investor shares of the Limited-Term Federal Mortgage Securities Fund is equal to the net asset value per share plus a sales load of 2.50%

    Flex Shares of the Funds may be purchased at their net asset value. Shares redeemed within the first year after purchase will be subject to a contingent deferred sales charge ("CDSC") equal to 2.00% of the net asset value of the shares at the time of redemption. The CDSC will not apply to shares redeemed after such time.

    FOREIGN CURRENCY TRANSLATION--The books and records of the Emerging Markets Equity, the International Equity and the International Equity Index Funds are maintained in U.S. dollars on the following basis:

        (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

        (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

    The Emerging Markets Equity, the International Equity and the International Equity Index Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

    The Emerging Markets Equity, the International Equity and the International Equity Index Funds report certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

    OTHER--Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

    Distributions from net investment income of each of the Money Market Funds and the Investment Grade Bond, the Investment Grade Tax-Exempt Bond, the Short-Term U.S. Treasury Securities, the Short-Term Bond, the Florida Tax-Exempt Bond, the Georgia Tax-Exempt Bond, the Tennessee Tax-Exempt Bond, the U.S. Government Securities and the Limited-Term Federal Mortgage Securities Funds are declared each business day and paid to shareholders on a monthly basis. Distributions from net investment income are declared and paid each calendar quarter by the Capital Growth, the Value Income Stock, the Sunbelt Equity, the Mid-Cap Equity, the Small Cap Equity and the Balanced Funds. Distributions from net investment income are declared and paid annually by the Emerging Markets Equity, the International Equity and the International Equity Index Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

    RECLASSIFICATION OF COMPONENTS OF NET ASSETS--The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to a net operating loss in the Sunbelt Equity Fund and the

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

    classification of short-term capital gains and ordinary income for tax purposes related to the other funds, have been reclassified to/from the following accounts:

                                                                            UNDISTRIBUTED
                                                             ACCUMULATED    NET INVESTMENT
                                          PAID-IN-CAPITAL   REALIZED GAIN       INCOME
                                               (000)            (000)           (000)
                                          ---------------   -------------   --------------
Mid-Cap Equity Fund.....................      $--               $(207)          $  207
International Equity Index Fund.........      --                 (204)             204
International Equity Fund...............      --                   83              (83)
Sunbelt Equity Fund.....................       (2,967)         --                2,967
Short-Term Bond Fund....................      --                  (54)              54

    These reclassifications have no effect on net assets or net asset values per share.

    USE OF ESTIMATES--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Organization Costs and Transactions with Affiliates:

The Trust incurred organization costs of approximately $808,836 including approximately $395,594 relating to state registration fees. These costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations with the exception of state registration fees, which are being amortized over a period of twelve months. The costs include legal fees of approximately $60,383 for organizational work performed by a law firm of which two officers of the Trust are partners. On March 18, 1992, the Trust sold initial shares of beneficial interest to SEI Fund Resources (the "Administrator"). In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. Administration, Transfer Agency Servicing and
Distribution Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Annuity Trust) of: .10% up to $1 billion, .07% on the next $4 billion, .05% on the next $3 billion, .045% on the next $2 billion and .04% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated May 29, 1995 regarding the Flex Shares and a Distribution Agreement dated November 21, 1995 with respect to the Trust and Investor shares. The Distributor will receive no fees for its distribution services under this agreement for the Trust Shares of any Fund. With respect to the Investor Shares and Flex Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of Flex Shares) a Distribution and Service Plan, as outlined in the table in footnote 5 under the column titled "Distribution Fee".

5. Investment Advisory and Custodian Agreements:

The Trust and STI Capital Management, N.A., ("STI Capital Management, N.A."), Trusco Capital Management ("Trusco"), the SunTrust Bank, Atlanta and SunTrust Bank, Chattanooga have entered into advisory agreements dated May 29, 1992, June 15, 1993, December 20, 1993 and December 20, 1993 respectively.

--------------------------------------------------------------------------------

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                                                         MAXIMUM
                                                                         INVESTOR                MAXIMUM
                                                    MAXIMUM     TRUST     SHARE     INVESTOR   FLEX SHARE     FLEX
                                                     ANNUAL     SHARE    DISTRI-     SHARE       DISTRI-      SHARE
                                                    ADVISORY   MAXIMUM    BUTION    MAXIMUM    BUTION AND    MAXIMUM
                                                      FEE      EXPENSE     FEE      EXPENSE    SERVICE FEE   EXPENSE
                                                    --------   -------   --------   --------   -----------   -------
TRUSCO:
International Equity Index Fund*..................     .90%     1.05%       .38%      1.45%       1.00%       2.10%
Sunbelt Equity Fund...............................    1.15%     1.15%       .43%      1.60%       1.00%       2.20%
Short-Term Bond Fund..............................     .65%      .65%       .23%       .85%       1.00%       1.20%
Short-Term U.S. Treasury Securities Fund..........     .65%      .65%       .18%       .80%       1.00%       1.05%
U.S. Government Securities Fund...................     .74%      .75%       .38%      1.15%       1.00%       1.66%
Prime Quality Money Market Fund...................     .65%      .58%       .20%       .75%        --          --
U.S. Government Securities Money Market Fund......     .65%      .61%       .17%       .75%        --          --
Tax-Exempt Money Market Fund......................     .55%      .60%       .15%       .72%        --          --
STI CAPITAL MANAGEMENT, N.A.:
Value Income Stock Fund...........................     .80%      .95%       .33%      1.30%       1.00%       2.00%
Mid-Cap Equity Fund...............................    1.15%     1.15%       .43%      1.60%       1.00%       2.20%
Capital Growth Fund...............................    1.15%     1.15%       .68%      1.80%       1.00%       2.27%
Balanced Fund.....................................     .95%      .95%       .28%      1.25%       1.00%       2.01%
Small Cap Equity Fund.............................    1.15%     1.20%       --         --          --          --
Investment Grade Tax-Exempt Bond Fund.............     .74%      .75%       .43%      1.15%       1.00%       1.63%
Florida Tax-Exempt Bond Fund......................     .65%      .65%       .18%       .85%       1.00%       1.35%
Investment Grade Bond Fund........................     .74%      .75%       .43%      1.15%       1.00%       1.64%
Limited-Term Federal Mortgage Securities Fund.....     .65%      .65%       .23%       .90%       1.00%       1.25%
International Equity Fund.........................    1.25%     1.46%       .33%      1.81%       1.00%       2.51%
Emerging Markets Equity Fund......................    1.30%     1.55%       --         --          --          --

                                                                         MAXIMUM
                                                                         INVESTOR                MAXIMUM
                                                    MAXIMUM     TRUST     SHARE     INVESTOR   FLEX SHARE     FLEX
                                                     ANNUAL     SHARE    DISTRI-     SHARE       DISTRI-      SHARE
                                                    ADVISORY   MAXIMUM    BUTION    MAXIMUM    BUTION AND    MAXIMUM
                                                      FEE      EXPENSE     FEE      EXPENSE    SERVICE FEE   EXPENSE
                                                    --------   -------   --------   --------   -----------   -------
SUNTRUST BANK, ATLANTA:
Georgia Tax-Exempt Bond Fund......................     .65%      .65%       .18%       .85%       1.00%       1.35%
SUNTRUST BANK, CHATTANOOGA:
Tennessee Tax-Exempt Bond Fund....................     .65%      .65%       .18%       .85%       1.00%       1.35%

--------------------
* Trusco and SunBank serve as joint advisors to the International Equity Index Fund.

The Investment Advisors, the Administrator and the Distributor have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for all the Funds except the Emerging Markets Equity, the International Equity and the International Equity Index Funds who utilize the Bank of New York as custodian. Fees of the Custodians are paid on the basis of the net assets of the Funds. The Custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

6. Investment Transactions:

The cost of purchases and the proceeds from sales of securities, excluding short-term investments and U.S. Government Securities, for the period ended May 31, 1997, were as follows:

                                                          PURCHASES     SALES
                                                            (000)       (000)
                                                          ----------  ----------
Value Income Stock Fund.................................  $1,510,065  $1,479,214
Mid-Cap Equity Fund.....................................     418,847     401,422
Small Cap Equity Fund...................................     138,246      20,448
Capital Growth Fund.....................................   1,613,504   1,785,362
Balanced Fund...........................................     162,679     134,261
Emerging Markets Equity Fund............................      39,912       6,023
International Equity Index Fund.........................       1,316      43,227
International Equity Fund...............................     683,881     480,728
Sunbelt Equity Fund.....................................     297,705     337,710
Investment Grade Tax-Exempt Bond Fund...................     737,733     729,258
Florida Tax-Exempt Bond Fund............................      69,939      56,743
Tennessee Tax-Exempt Bond Fund..........................         858         814
Georgia Tax-Exempt Bond Fund............................      18,954       5,152
Investment Grade Bond Fund..............................     833,857     550,764
Short-Term Bond Fund....................................      57,688      42,957
Short-Term U.S. Treasury Securities Fund................      --          --
Limited-Term Federal Mortgage Securities Fund...........      --          --
U.S. Government Securities Fund.........................      --          --

The cost of purchases and proceeds from sales of U.S. Government Securities were:

                                                       PURCHASES     SALES
                                                         (000)       (000)
                                                       ----------  ----------
Value Income Stock Fund..............................  $   --      $   --
Mid-Cap Equity Fund..................................      --          --
Small Cap Equity Fund................................      --          --
Capital Growth Fund..................................      --          --
Balanced Fund........................................      79,476      93,071
Emerging Markets Equity Fund.........................      --          --
International Equity Index Fund......................      --          --
International Equity Fund............................      --          --
Sunbelt Equity Fund..................................      --          --
Investment Grade Tax-Exempt Bond Fund................      --          --
Florida Tax-Exempt Bond Fund.........................      --          --
Tennessee Tax-Exempt Bond Fund.......................      --          --
Georgia Tax-Exempt Bond Fund.........................      --          --
Investment Grade Bond Fund...........................  $1,016,624  $1,283,246
Short-Term Bond Fund.................................      49,756      70,593
Short-Term U.S. Treasury Securities Fund.............      32,074      21,455
Limited-Term Federal Mortgage Securities Fund........     187,177     136,508
U.S. Government Securities Fund......................      12,660       4,083

At May 31, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at May 31, 1997, were as follows:

                                                       VALUE
                                                      INCOME      MID-CAP     SMALL-CAP
                                                       STOCK      EQUITY       EQUITY
                                                       FUND        FUND         FUND
                                                       (000)       (000)        (000)
                                                     ---------  -----------  -----------
Aggregate gross unrealized appreciation............  $ 181,099   $  36,213    $   8,808
Aggregate gross unrealized depreciation............    (26,682)    (10,378)      (1,164)
                                                     ---------  -----------  -----------
Net unrealized appreciation........................  $ 154,417   $  25,835    $   7,644
                                                     ---------  -----------  -----------
                                                     ---------  -----------  -----------

                                                                              EMERGING
                                                      CAPITAL                  MARKETS
                                                      GROWTH     BALANCED      EQUITY
                                                       FUND        FUND         FUND
                                                       (000)       (000)        (000)
                                                     ---------  -----------  -----------
Aggregate gross unrealized appreciation............  $ 201,727   $  13,349    $   3,401
Aggregate gross unrealized depreciation............    (20,916)     (1,442)      (1,293)
                                                     ---------  -----------  -----------
Net unrealized appreciation........................  $ 180,811   $  11,907    $   2,108
                                                     ---------  -----------  -----------
                                                     ---------  -----------  -----------

                                               INTERNATIONAL
                                                  EQUITY      INTERNATIONAL   SUNBELT
                                                   INDEX         EQUITY       EQUITY
                                                   FUND           FUND         FUND
                                                   (000)          (000)        (000)
                                               -------------  -------------  ---------
Aggregate gross unrealized appreciation......    $  12,670      $  69,379    $  94,010
Aggregate gross unrealized depreciation......       (4,169)        (4,549)     (12,447)
                                               -------------  -------------  ---------
Net unrealized appreciation..................    $   8,501      $  64,830    $  81,563
                                               -------------  -------------  ---------
                                               -------------  -------------  ---------

                                               INVESTMENT
                                                  GRADE          FLORIDA         TENNESSEE
                                               TAX-EXEMPT    TAX-EXEMPT BOND  TAX-EXEMPT BOND
                                                BOND FUND         FUND             FUND
                                                  (000)           (000)            (000)
                                              -------------  ---------------  ---------------
Aggregate gross unrealized appreciation.....    $   1,557       $     843        $     132
Aggregate gross unrealized depreciation.....          (84)            (43)             (12)
                                                   ------           -----            -----
Net unrealized appreciation.................    $   1,473       $     800        $     120
                                                   ------           -----            -----
                                                   ------           -----            -----

--------------------------------------------------------------------------------

                                                   GEORGIA     INVESTMENT      SHORT-
                                                 TAX-EXEMPT    GRADE BOND     TERM BOND
                                                    FUND          FUND          FUND
                                                    (000)         (000)         (000)
                                                -------------  -----------  -------------
Aggregate gross unrealized appreciation.......    $     425     $   3,182     $     172
Aggregate gross unrealized depreciation.......         (123)       (2,877)         (473)
                                                      -----    -----------        -----
Net unrealized appreciation/(depreciation)....    $     302     $     305     $    (301)
                                                      -----    -----------        -----
                                                      -----    -----------        -----

                                                     SHORT-       LIMITED-
                                                      TERM          TERM
                                                      U.S.         FEDERAL        U.S.
                                                    TREASURY      MORTGAGE     GOVERNMENT
                                                   SECURITIES    SECURITIES    SECURITIES
                                                      FUND          FUND          FUND
                                                      (000)         (000)         (000)
                                                  -------------  -----------  -------------
Aggregate gross unrealized appreciation.........    $      23     $     268     $      85
Aggregate gross unrealized depreciation.........          (53)         (413)         (299)
                                                          ---         -----         -----
Net unrealized appreciation/(depreciation)......    $     (30)    $    (145)    $    (214)
                                                          ---         -----         -----
                                                          ---         -----         -----

Subsequent to October 31, 1996, the Funds recognized net capital losses for tax purposes that have been deferred to 1997 and can be used to offset future capital gains at May 31, 1997. The Funds also had capital loss carryforwards at May 31, 1997 as follows:

                                CAPITAL LOSS                                             POST
                                 CARRYOVER     EXPIRES   EXPIRES   EXPIRES   EXPIRES    10/31
                                  5/31/97       2002      2003      2004      2005     DEFERRAL
FUND                               (000)        (000)     (000)     (000)     (000)     (000)
------------------------------  ------------   -------   -------   -------   -------   --------
Florida Tax-Exempt Bond
 Fund.........................    $   127       $--      $ --       $--      $  127      $ 83
Tennessee Tax Exempt
 Bond Fund....................         12        --        --        --          12      --
Investment Grade
 Bond Fund....................     10,613        --       6,388      --       4,225      --
Short-Term Bond Fund..........        137        --        --        --         137       120
Short-Term U.S. Treasury
 Securities Fund..............        232        --         203        29      --          26
Limited-Term Federal Mortgage
 Securities Fund..............     --            --        --        --        --          28
U.S. Government Securities
 Fund.........................         31        --        --        --          31        20
Prime Quality Money Market
 Fund.........................        379           3       173      --         203      --
U.S. Government Securities
 Money Market Fund............         62        --          11      --          51      --
Tax-Exempt Money Market
 Fund.........................          4        --        --           4      --        --

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

7. Concentration of Credit Risk:

The Prime Quality Money Market Fund invests primarily in high quality money market instruments rated in the highest short-term rating category by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Services, Inc. ("Moody's") or, if not rated, are determined by the Advisor to be of comparable quality. The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, U.S. Government subsidiary corporation securities which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities and U.S. Government subsidiary corporation securities. The Tax-Exempt Money Market Fund invests in high quality, U.S. dollar denominated municipal securities rated in one of the two highest short-term rating categories or, if not rated, are determined by the Advisor to be of comparable quality. The Investment Grade Bond Fund, the Short-Term Bond Fund and the Balanced Fund invest primarily in investment grade obligations rated at least BBB or better by S&P or Baa or better by Moody's or, if not rated, are determined by the Advisor to be of comparable quality. The Investment Grade Tax-Exempt Fund invests primarily in investment grade municipal securities. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; SP-1, SP-2 or MIG-1, MIG-2 in the case of notes; A-1, A-2 or P-1, P-2 in the case of commercial paper; and VMIG-1, VMIG-2 in the case of variable rate demand obligations. The Short-Term U.S. Treasury Securities Fund invests exclusively in obligations issued by the U.S. Treasury with a maximum remaining maturity of 3 years or less. The Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, and the Tennessee Tax-Exempt Bond Fund invest primarily in municipal bonds concentrated in each of their respective states. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; A-1, A-2 or P-1, P-2 in the case of tax-exempt commercial paper; and VMIG-1, VMIG-2 in

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

the case of variable rate demand obligations. The U.S. Government Securities Fund invests primarily in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage backed securities. The Limited-Term Federal Mortgage Securities Fund invests in mortgage related securities issued or guaranteed by U.S. Government agencies. Up to 35% of the U.S. Government Securities Fund and the Limited-Term Federal Mortgage Securities Fund may be invested in corporate, or government bonds that carry a rating of BBB or better by S&P or Baa or better by Moody's. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region, or by changing business conditions.

8. Consent of Sole Shareholder:

On December 30, 1996, the sole shareholder of the Emerging Markets Equity Fund and Small Cap Equity Fund (the "Funds") approved the following: SEI Fund Resources as administrator of the Funds, STI Capital Management, N.A. as investment advisor to the assets of the Funds, SEI Investments Distribution Co. as distributor of the shares of the Funds, the Distribution and Service Plan for Flex Shares, the Distribution Plan for Investor Shares, and Arthur Andersen LLP as independent public accountants of the Funds.

                                  STI CLASSIC FUNDS

                                 INVESTMENT ADVISOR:

                           TRUSCO CAPITAL MANAGEMENT, INC.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Trust's Classic Institutional Cash Management and Classic Institutional U.S. Treasury Securities Money Market Fund prospectus dated October 1, 1997. The prospectus may be obtained through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

                                  TABLE OF CONTENTS
                                                                           PAGE


THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       B-2
DESCRIPTION OF PERMITTED INVESTMENTS . . . . . . . . . . . . . . . .       B-2
INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . .       B-8
INVESTMENT ADVISOR . . . . . . . . . . . . . . . . . . . . . . . . .      B-10
THE ADMINISTRATOR. . . . . . . . . . . . . . . . . . . . . . . . . .      B-10
THE DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . .      B-11
TRUSTEES AND OFFICERS OF THE TRUST . . . . . . . . . . . . . . . . .      B-11
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . .      B-14
COMPUTATION OF YIELD . . . . . . . . . . . . . . . . . . . . . . . .      B-14
CALCULATION OF TOTAL RETURN. . . . . . . . . . . . . . . . . . . . .      B-15
ADVERTISING. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      B-16
PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . .      B-16
DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . .      B-17
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      B-17
FUND TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . .      B-19
TRADING PRACTICES AND BROKERAGE. . . . . . . . . . . . . . . . . . .      B-19
DESCRIPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . .      B-22
SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . .      B-22
LIMITATION OF TRUSTEES' LIABILITY. . . . . . . . . . . . . . . . . .      B-22
5% AND 25% SHAREHOLDERS. . . . . . . . . . . . . . . . . . . . . . .      B-23
EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      B-23
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . .       F-1

October 1, 1997

THE TRUST

STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. This Statement of Additional Information relates to the Trust's Classic Institutional Cash Management Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund (collectively, the "Funds"), each of which currently offers one class of shares.

DESCRIPTION OF PERMITTED INVESTMENTS

FOREIGN SECURITIES

The Institutional Cash Management Money Market Fund may invest in U.S. dollar denominated obligations or securities of foreign issuers. Possible investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, Europaper and foreign securities. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

INVESTMENT COMPANY SHARES

Investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that Shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

MUNICIPAL SECURITIES

The Funds may invest in municipal securities. The two principal classifications of municipal securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issue. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state and are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities."
Private activity bonds are industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

Municipal securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of fax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will end the issuer an amount equal to the principal of and interest on the project notes.

The quality of municipal securities, both within a particular classification and between classifications, will vary, and the yields on municipal securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal securities with the same maturity, interest rate and rating(s) may have different yields, while municipal securities of the same maturity and interest rate with different rating(s) may have the same yield.

An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

MUNICIPAL NOTE RATINGS: Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 and VMIG-2 are of high quality. Margins of protection are ample although not so large as in the preceding group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a long-term debt rating. The following criteria will be used in making that assessment.

    - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rate symbols are as follows:

SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2.  Satisfactory capacity to pay principal and interest.

SUPRANATIONAL AGENCY OBLIGATIONS

The Institutional Cash Management Money Market Fund may purchase obligations of supranational agencies. Currently the Fund intends to invest only in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

OTHER INVESTMENTS

The Trust is not prohibited from investing in obligations of banks which are clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. The purchase of shares of the Trust by such banks or by their customers will not be a consideration in determining which bank obligations the Trust will purchase. However, the Trust will not purchase obligations issued by the Advisor.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements. Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed-upon price (including principal and interest) on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESTRICTED SECURITIES

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. PERMITTED INVESTMENTS FOR THE FUNDS INCLUDE RESTRICTED SECURITIES, AND EACH FUND MAY INVEST UP TO 10% OF ITS NET ASSETS IN illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Fund's Advisor pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, the Advisor intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING

The Funds may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of the Advisor as a broker in these transactions.

STANDBY COMMITMENTS AND PUTS

The Institutional Cash Management Money Market Fund may purchase securities at a price which would result in a yield-to-maturity lower than that generally offered by the seller at the time of purchase when it can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Institutional Cash Management Money Market Fund would limit its put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of its total assets of such Fund calculated immediately after any such put is acquired.

STRIPS

Each Fund may invest in Separately Traded Interest and Principal Securities ("STRIPS"), which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Advisor will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate each Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Advisor will only purchase STRIPS for the Funds that have a remaining maturity of 397 days or less; therefore, the Funds currently may only purchase interest component parts of U.S. Treasury Securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing Shareholders' redemption rights and of deviations in the value of shares of the Funds.

U.S. GOVERNMENT AGENCY SECURITIES

Certain investments of the Institutional Cash Management Money Market Fund may include U.S. Government Agency Securities. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae, and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury (E.G., GNMA securities), others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

VARIABLE RATE MASTER DEMAND NOTES

The Institutional Cash Management Money Market Fund may invest in variable rate master demand notes which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Advisor, be equivalent to the ratings applicable to permitted investments for the Fund. The Advisor will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

INVESTMENT LIMITATIONS

The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of a Fund's outstanding shares.

The term "a majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares of such Fund present at a meeting, if the holders of more than 50% of the outstanding shares of such Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of such Fund.

A  Fund may not:

1.  Acquire more than 10% of the voting securities of any one issuer.

2.  Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements, and (c) a Fund may engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts and interests in a pool of securities that are secured by interests in real estate. However, subject to their permitted investment spectrum, any Fund may invest in companies which invest in real estate commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.

9. Purchase securities of other investment companies except for money market funds and CMOs and REMICs deemed to be investment companies and then only as permitted by the 1940 Act and the rules and regulations thereunder. Under these rules and regulations, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total assets of a Fund; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES

No Fund may purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 10% of its net assets would be invested in illiquid securities.

The foregoing percentages, except with respect to holding illiquid securities, will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT ADVISOR

The Trust and Trusco Capital Management, Inc. (the "Advisor") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of a Fund (including amounts payable to the Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Advisor and/or the Administrator will bear the amount of such excess. The Advisor will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to each Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

For the fiscal year ended May 31, 1997, the Funds paid the following advisory fees:

                                                  Fees Paid     Fees Waived
Fund                                                1997           1997
----                                              ---------     -----------

Classic Institutional Cash Management Money          $0          $100,270
 Market Fund

Classic Institutional U.S. Treasury Securities       $0          $ 18,255
 Money Market Fund

THE ADMINISTRATOR

The Trust and SEI Fund Resources (the "Administrator"), are parties to an Administration Agreement (the "Administration Agreement") dated May 29, 1992. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds: The Achievement Funds Trust; The Advisors' Inner Circle Fund; The Arbor Fund; ARK Funds; Bishop Street Funds; CoreFunds, Inc.; CrestFunds, Inc.; CUFUND; FMB Funds, Inc.; First American Funds, Inc.; First American Investment Funds, Inc.; Inventor Funds, Inc; Marquis Funds-Registered Trademark-; Monitor Funds; Morgan Grenfell Investment Trust; The PBHG Funds, Inc.; The PBHG Insurance Series Fund, Inc.; The Pillar Funds; Rembrandt Funds-Registered Trademark-; 1784 Funds-Registered Trademark-; SEI Asset Allocation Trust; SEI Daily Income Trust; SEI Index Funds; SEI Institutional Investments Trust; SEI Institutional Managed Trust; SEI International Trust; SEI Liquid Asset Trust; SEI Tax Exempt Trust; Stepstone Funds; and Turner Funds.

For the fiscal year ended May 31, 1997, the Funds paid the following administration fees:

                                                  Fees Paid     Fees Waived
Fund                                                1997           1997
----                                              ---------     -----------

Classic Institutional Cash Management Money        $32,389          $0
 Market Fund

Classic Institutional U.S. Treasury Securities     $ 6,047          $0
 Money Market Fund

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. The Distributor will receive no compensation for distribution of Shares.

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the Qualified Trustees (as defined in the Distribution Agreement), or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust, their respective dates of birth and principal occupations for the last five years are set forth below. The principal business address for each officer listed below is Oaks, Pennsylvania 19456.

DANIEL S. GOODRUM (7/11/26) - Trustee - Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

WILTON LOONEY (4/18/19) - Trustee - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

CHAMPNEY A. MCNAIR (10/30/24) - Trustee - Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

F. WENDELL GOOCH (12/3/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981 - 1997, Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981 - 1997, President, H & W Distribution, Inc., 1984 - 1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987. Member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Currently on sabbatical leave from Florida State University (1991-92); now serves as visiting professor at the University of New Orleans. President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State and Southern University. Spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

JESSE HALL (9/26/29) - Trustee* - Executive Vice President, SunTrust Banks, Inc., 1985-1994; Director of Crawford & Company since 1979; Member, Atlanta Estate Planning Council, 1988-1993.

DAVID G. LEE (4/16/52) - President, Chief Executive Officer - Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor (1991-1993). President, GW Sierra Trust Funds before 1991.

CAROL ROONEY (5/8/64) - Controller, Chief Financial Officer - A Director of SEI Fund Resources since 1992.

RICHARD W. GRANT (10/25/45) - Secretary - 2000 One Logan Square, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm). Counsel to the Trust, Administrator and Distributor.

SANDRA K. ORLOW (10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since 1983.

KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Vice President of SEI, the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm) prior to 1992.

KATHRYN L. STANTON (11/19/58) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI Investments, the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

TODD CIPPERMAN (2/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

BARBARA NUGENT (6/18/56) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Distributor and Administrator, Associate, Drinker Biddle & Reath (law firm), 1994-1996. Assistant Vice President/Administration, Delaware Service Company, Inc., 1981-1994.

MARC H. CAHN (6/19/57) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Distributor and Administrator, Associate General Counsel, Barclays Bank PLC., 1995-1996. Counsel for First Fidelity Bancorporation prior to 1995.

JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary - 1800 M Street, N.W., Washington, DC 20036. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995. Associate, Morgan, Lewis & Bockius LLP, 1993-1995. Associate, Ropes & Gray (law firm), 1988-1993.

----------------------------------------
* Jesse S. Hall may be deemed to be an "interested person" of the Trust as defined in the Investment Company Act of 1940.

The Trustees and officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.

For the fiscal year end May 31, 1997, the Trust paid the following amounts to Trustees and Officers of the Trust:

---------------------------------------------------------------------------------------------------------------------------------
                                     Aggregate           Pension or                                 Total Compensation from
                                    Compensation         Retirement                                   Registrant and Fund
                                   From Registrant    Benefits Accrued   Estimated Annual               Complex Paid to
      Name of Person,              for Fiscal Year    as Part of Fund     Benefits Upon           Directors for Fiscal Year
        Position                     Ended 1997          Expenses           Retirement                    Ended 1997
---------------------------------------------------------------------------------------------------------------------------------
Daniel S. Goodrum, Trustee            $15,625              N/A                 N/A            $15,625 for service on two boards
---------------------------------------------------------------------------------------------------------------------------------
Wilton Looney, Trustee                $16,750              N/A                 N/A            $16,750 for service on two boards
---------------------------------------------------------------------------------------------------------------------------------
Champney A. McNair, Trustee           $15,625              N/A                 N/A            $15,625  for service on two boards
---------------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch, Trustee             $15,625              N/A                 N/A            $15,625 for service on two boards
---------------------------------------------------------------------------------------------------------------------------------
T. Gordy Germany,Trustee              $15,625              N/A                 N/A            $15,625 for service on two boards
---------------------------------------------------------------------------------------------------------------------------------
Dr. Bernard F. Sliger, Trustee        $15,625              N/A                 N/A            $15,625 for service on two boards
---------------------------------------------------------------------------------------------------------------------------------
Jesse S. Hall, Trustee                $15,625              N/A                 N/A            $15,625  for service on two boards
---------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE INFORMATION

From time to time a Fund may advertise its performance. Performance figures are based on historical earnings and are not intended to indicate future performance.

PERFORMANCE COMPARISONS

Each Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPUTATION OF YIELD

The current yield of the Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [Base Period Return + 1) 365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

--------------------------------------------------------------------------
         Fund                        7-Day Yield     7-Day Effective Yield
--------------------------------------------------------------------------
Classic Institutional
Cash Management Money Market
Fund                                   5.59%               5.73%
--------------------------------------------------------------------------
Classic Institutional U.S.
Treasury Securities Fund               5.36%               5.49%
--------------------------------------------------------------------------

The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

CALCULATION OF TOTAL RETURN

From time to time, the Trust may include the names of clients of the Advisor in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. SunTrust Bank's investment advisory affiliate, Trusco Capital Management, has been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI Investment's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.

Based on the foregoing, the average annual total returns for the Funds from inception through May 31, 1997 were as follows:

----------------------------------------------------------------------------
         FUND                                    AVERAGE ANNUAL TOTAL RETURN
                                                 ---------------------------
                                                       SINCE INCEPTION
----------------------------------------------------------------------------
Classic Institutional Cash
Management Money Market Fund*                              5.47%
----------------------------------------------------------------------------
Classic Institutional U.S.
Treasury Securities Money Market Fund*                     5.36%
----------------------------------------------------------------------------

* Commenced operations December 12, 1996

ADVERTISING

From time to time, the Trust may include the names of clients of the Advisor in advertisements and/or sales literature for the Trust.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on the days following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of
redemptions.   A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, an Advisor, the Administrator and/or the Custodian are not open for business. Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective.

Certain state securities laws may require those financial institutions providing certain distribution services to the Trust to register as dealers pursuant to state law.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Funds is calculated daily by the Administrator by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation.
In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

TAXES

The following is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the Federal tax treatment of the Funds or their Shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning.

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL INCOME TAX

In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute annually to its Shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) a Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers. Requirement (ii) no longer applies for tax years beginning after August 5, 1997.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, a Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its Shareholders.

Any gain or loss recognized on a sale or redemption of Shares of a Fund by a Shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than eighteen months, mid-term if the shares have been held for over one year but not for over eighteen months, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply:
First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a Shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares.

The Funds will make annual reports to Shareholders of the Federal income tax status of all distributions.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty.
Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by an Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by an Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

An Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of each Advisor and the

Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of an Advisor, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of an Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Advisor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

For the fiscal year ended May 31, 1997, the Funds paid the following brokerage commissions with respect to portfolio transactions:


--------------------------------------------------------------------------------------------------------------------------------
Portfolio           Total $             Total $          Total $        Total $        % of Total      % of Total     Total
                   Amount of           Amount of        Amount of      Amount of        Brokerage       Brokered    Brokerage
                    Brokered           Brokered         Brokerage      Brokerage       Commissions    Transactions  Commissions
                 Tranasactions       Transactions      Commissions    Commissions        Paid to        Effected  Paid to SFS in
                    for FYE            Through         Paid in FYE     Paid to          Affiliated      Through     Connection
                    5/31/97         Affiliates for       5/31/97     Affiliates in      Brokers in     Affiliated      with
                                      FYE 5/31/97                     FYE 5/31/97       FYE 5/31/97    Brokers in   Repurchase
                                                                                                          FYE        Agreement
                                                                                                        5/31/97    Transactions
                                                                                                                      for FYE
                                                                                                                      5/31/97
--------------------------------------------------------------------------------------------------------------------------------
Classic
Institutional
Cash
Management
Money Market
Fund           $3,981,691,204      $1,109,513,576     $   13,324      $  13,324            100%           28%        $13,324
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Portfolio           Total $             Total $          Total $        Total $        % of Total      % of Total     Total
                   Amount of           Amount of        Amount of      Amount of        Brokerage       Brokered    Brokerage
                    Brokered           Brokered         Brokerage      Brokerage       Commissions    Transactions  Commissions
                 Tranasactions       Transactions      Commissions    Commissions        Paid to        Effected  Paid to SFS in
                    for FYE            Through         Paid in FYE     Paid to          Affiliated      Through     Connection
                    5/31/97         Affiliates for       5/31/97     Affiliates in      Brokers in     Affiliated      with
                                      FYE 5/31/97                     FYE 5/31/97       FYE 5/31/97    Brokers in   Repurchase
                                                                                                          FYE        Agreement
                                                                                                        5/31/97    Transactions
                                                                                                                      for FYE
                                                                                                                      5/31/97
--------------------------------------------------------------------------------------------------------------------------------
Classic
Institutional
U.S. Treasury
Securities
Money Market
Fund            $ 701,083,896       $ 339,610,033    $     4,235     $    4,235            100%           48%        $ 4,235
--------------------------------------------------------------------------------------------------------------------------------

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

5% AND 25% SHAREHOLDERS

As of September 29, 1997, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares of the Trust Class of the Funds were held for the record owner's fiduciary, agency or custodial customers.

    SunTrust Capital Markets ACH          192,561,104.3300        99.48%
    Attn:  Anita Woods Center 3910
    303 Peachtree Street, 24th Floor
    Atlanta, GA 30308-3201

    SunTrust Capital Markets ACH          101,508,926.6000        99.02%
    Attn:  Anita Woods Center 3910
    303 Peachtree Street, 24th Floor
    Atlanta, GA 30308-3201

EXPERTS

The financial statements as of May 31, 1997 have been audited by Arthur Andersen LLP, Independent Public Accountants, as indicated in their report dated July 11, 1997 with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of STI Classic Funds:

We have audited the accompanying statements of net assets of the Classic Institutional Cash Management Money Market Fund and the statements of assets and liabilities, including the schedule of investments of the Classic Institutional U.S. Treasury Securities Money Market Fund of STI Classic Funds (the "Trust") as of May 31, 1997, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and the application of alternative auditing procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Classic Institutional Cash Management Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund of STI Classic Funds as of May 31, 1997, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Philadelphia, PA
July 11, 1997

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------
COMMERCIAL PAPER (70.0%)
  A1 Credit
    5.640%, 06/02/97                                       $13,000      $   12,998
  American Express
    5.500%, 08/28/97                                           500             493
  Banc One Funding
    5.620%, 07/21/97                                         4,000           3,969
    5.680%, 08/14/97                                         3,811           3,767
  Bank of America Toronto, Yankee
    5.730%, 07/31/97                                         5,500           5,500
  Bank of Montreal
    5.520%, 07/01/97                                        10,000           9,954
  Bank of New York
    5.500%, 06/02/97                                         3,350           3,350
  Bankers Trust
    5.500%, 11/17/97                                           200             195
  BAT Capital
    5.530%, 06/24/97                                        10,000           9,965
  Bell Atlantic Network Funding
    5.600%, 06/12/97                                         1,000             998
  Campbell Soup
    5.550%, 07/07/97                                         2,550           2,536
  Cargill Global Funding
    5.550%, 06/16/97                                         5,000           4,988
    5.820%, 11/25/97                                           500             486
  Caterpillar Financial Services
    5.600%, 09/11/97                                         4,915           4,837
  Dean Witter Discover
    5.640%, 08/01/97                                         6,000           5,943
  Dominion Semiconductor
    5.650%, 06/03/97                                         5,000           4,998
    5.570%, 06/11/97                                         5,000           4,992
  Dresser Industries
    5.550%, 06/30/97                                        10,000           9,955
  Ford Motor Credit
    5.520%, 06/24/97                                           835             832
    5.600%, 06/27/97                                         1,000             996
    5.640%, 07/21/97                                         5,000           4,961
  Gannett
    5.520%, 06/17/97                                         4,775           4,763
  General Electric Capital
    5.400%, 06/02/97                                           500             500

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------

    5.700%, 06/30/97                                       $ 1,000      $      995
    5.630%, 09/25/97                                         1,000             982
  Golden Peanut
    5.400%, 07/15/97                                           250             248
  GTE Funding
    5.510%, 06/05/97                                         3,500           3,498
    5.510%, 06/06/97                                         5,350           5,346
    5.530%, 06/17/97                                         3,000           2,993
  Hertz
    5.620%, 07/25/97                                         8,500           8,428
  IBM Credit
    5.550%, 06/09/97                                         7,717           7,708
    5.550%, 06/19/97                                         5,000           4,987
  John Hancock Capital
    5.600%, 06/26/97                                         9,375           9,339
  Marsh & Mclennan
    5.700%, 09/05/97                                         2,393           2,357
  Metlife Funding
    5.530%, 07/11/97                                         2,203           2,189
  Monongahela Power
    5.700%, 06/02/97                                         6,320           6,319
  National Australia Funding
    5.550%, 06/02/97                                        12,000          11,998
    5.430%, 08/13/97                                           250             247
  National City Credit
    5.650%, 07/28/97                                         2,000           1,982
    5.665%, 08/21/97                                         5,000           4,936
  New England Power
    5.550%, 06/04/97                                         2,300           2,299
    5.520%, 06/06/97                                         5,550           5,546
    5.540%, 06/12/97                                         2,123           2,119
  Pactel Capital Resources
    5.510%, 06/23/97                                         7,000           6,976
  Philip Morris
    5.700%, 06/02/97                                         8,000           7,999
    5.550%, 06/06/97                                         1,505           1,504
    5.550%, 06/09/97                                         1,275           1,273
    5.550%, 06/18/97                                         1,240           1,237
  Potomac Electric Power
    5.600%, 06/06/97                                         9,360           9,353
  Progress Capital
    5.520%, 06/09/97                                         8,798           8,787

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------
COMMERCIAL PAPER--CONTINUED
    5.550%, 06/20/97                                       $ 1,271      $    1,267
  Royal Bank Canada
    5.580%, 07/15/97                                         3,010           2,989
  RTZ America
    5.370%, 06/16/97                                           250             249
    5.550%, 06/25/97                                           250             249
    5.570%, 07/08/97                                           800             795
  Sherwin Williams
    5.550%, 06/18/97                                         5,000           4,987
  Societe Generale North America
    5.500%, 09/10/97                                           200             197
  Sony Capital
    5.650%, 06/02/97                                         4,400           4,399
  South Carolina Fuel
    5.510%, 06/20/97                                         4,435           4,422
  Southern New England
    Telcommunications
    5.580%, 06/11/97                                         1,157           1,155
  Transamerica Finance
    5.650%, 06/02/97                                         7,500           7,499
    5.520%, 06/12/97                                         5,000           4,992
    5.530%, 06/13/97                                           700             699
  U.S. Borax
    5.370%, 06/16/97                                           250             249
    5.600%, 07/01/97                                         2,000           1,991
    5.650%, 07/16/97                                         1,600           1,589
  Union Bank Of Switzerland Finance
    5.750%, 06/02/97                                         1,000           1,000
  Virgina Electric & Power
    5.650%, 07/16/97                                         2,000           1,986
  Waste Management Technologies
    5.580%, 06/24/97                                         3,000           2,989
    5.650%, 06/27/97                                         2,770           2,759
  Xerox Credit
    5.520%, 06/12/97                                         1,985           1,982
    5.510%, 06/24/97                                         5,100           5,082
                                                                       -----------
Total Commercial Paper
    (Cost $277,147)                                                        277,147
                                                                       -----------
 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------

MUNICIPAL BONDS (0.3%)
  Compton Community,
    Redevelopment Agency,
    Series 1995B, RB (FSA)
    6.150%, 08/01/97                                       $ 1,000      $    1,000
                                                                       -----------
Total Municipal Bonds
    (Cost $1,000)                                                            1,000
                                                                       -----------
CORPORATE OBLIGATIONS (5.2%)
  Associates Corporation of
    North America
    6.750%, 06/13/97                                         3,000           3,001
    8.625%, 06/15/97                                           500             500
  Beneficial MTN
    6.850%, 11/19/97                                         1,500           1,506
    6.860%, 11/19/97                                         2,200           2,209
  BP America
    8.875%, 12/01/97                                           200             203
  Dow Capital
    5.750%, 09/15/97                                           500             500
  FCC National Bank (A)
    5.640%, 05/08/98                                         3,000           2,999
  Federal National Mortgage
    Association MTN
    6.520%, 09/08/97                                           500             501
    6.520%, 09/15/97                                           900             901
  First Chicago MTN
    11.150%, 10/31/97                                        1,700           1,735
  Household Finance
    7.750%, 06/15/97                                         2,250           2,251
    6.250%, 10/15/97                                         1,000           1,001
  Morgan Guaranty Trust
    5.950%, 06/06/97                                           200             200
  Teco Energy MTN
    9.250%, 06/16/97                                         3,000           3,004
                                                                       -----------
Total Corporate Obligations
    (Cost $20,511)                                                          20,511
                                                                       -----------
CERTIFICATES OF DEPOSIT (4.8%)
  Bankers Trust Toronto
    5.690%, 08/21/97                                         4,000           4,000

--------------------------------------------------------------------------

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------
  Societe Generale Yankee
    5.690%, 08/22/97                                         5,000           5,000
 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT--CONTINUED
  Swiss Bank, Yankee
    5.530%, 06/30/97                                       $10,000      $   10,000
                                                                       -----------
Total Certificates Of Deposit
    (Cost $19,000)                                                          19,000
                                                                       -----------
ASSET-BACKED SECURITIES (1.0%)
  Americredit Auto Receivables
    Trust, 1997-B, Cl A
    5.790%, 06/12/98                                         4,000           4,000
                                                                       -----------
Total Asset-Backed Securities
    (Cost $4,000)                                                            4,000
                                                                       -----------
REPURCHASE AGREEMENTS (21.3%)
  Deutsche Bank
    5.56%, dated 05/30/97, matures 06/02/97, repurchase
    price $76,220,749 (collateralized by various FHLMC
    obligations, total par value $94,382,160,
    0.000%-6.630%, 05/15/08-09/01/26; FNMA obligation,
    par value $21,264,738, 0.000%, 01/01/26: total
    market value $77,708,900)                               76,185          76,185
  Salomon Brothers 5.56%, dated 05/30/97, matures
    06/02/97, repurchase price $8,072,554
    (collateralized by various FHLMC obligations, total
    par value $9,465,582, 6.014%-8.500%,
    07/01/02-11/01/26; various FNMA obligations, total
    par value $20,886,794, 5.500%-9.000%,
    04/01/98-05/01/26: total market value $8,294,005)        8,069           8,069
                                                                       -----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------
Total Repurchase Agreements
    (Cost $84,254)                                                      $   84,254
                                                                       -----------
Total Investments (102.6%)
    (Cost $405,912)                                                        405,912
                                                                       -----------
OTHER ASSETS AND LIABILITIES, NET (-2.6%)                                  (10,239)
                                                                       -----------
NET ASSETS:
  Fund shares of the Institutional Shares (unlimited
    authorization -- no par value) based on 395,673,180
    outstanding shares of beneficial interest                              395,673
                                                                       -----------
Total Net Assets (100.0%)                                               $  395,673
                                                                       -----------
                                                                       -----------
 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------

Net Asset Value, Offering and
    Redemption Price Per Share --
    Institutional Shares                                                $     1.00
                                                                       -----------
                                                                       -----------

CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- SECURITY INSURED BY FINANCIAL SECURITY ASSURANCE
MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
(A) -- VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 1997.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------
TREASURY NOTE (4.9%)
  U.S. Treasury Note
    5.750%, 10/31/97                                       $1,000      $ 1,000
Total Treasury Note
   (Cost $1,000)                                                         1,000
                                                                       -------
REPURCHASE AGREEMENTS (71.1%)
  Deutsche Bank
    5.50%, dated 05/30/97, matures 06/02/97, repurchase
    price $1,031,851 (collateralized by U.S. Treasury
    Bill, par value $948,000, 0.000%, 07/31/97; U.S.
    Treasury Note, par value $111,000, 5.125%,
    12/31/98: total maket value $1,052,006)                 1,031        1,031
  Merrill Lynch
    5.50%, dated 05/30/97, matures 06/02/97, repurchase
    price $1,000,995 (collateralized by U.S. Government
    STRIPS, total par value $1,995,661, 0.000%,
    05/15/02-11/15/14: total market value $1,021,320)       1,001        1,001
  Barclays
    5.50%, dated 05/30/97, matures 06/02/97, repurchase
    price $4,677,964 (collateralized by U.S. Treasury
    Bill, par value $4,955,000, 0.000%, 02/05/98:
    market value $4,770,173)                                4,676        4,676
  Morgan Stanley
    5.50%, dated 05/30/97, matures 06/02/97, repurchase
    price $1,000,458 (collateralized by U.S. Treasury
    Note, par value $990,000, 7.25%, 05/15/04: market
    value $1,021,442)                                       1,000        1,000

------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------
  Salomon Brothers
    5.50%, dated 05/30/97, matures 06/02/97, repurchase
    price $1,000,458 (collateralized by various U.S.
    Treasury Notes, total par value $1,005,000,
    6.125%-8.875%, 11/15/97-07/31/00: total market
    value $1,022,745)                                      $1,000      $ 1,000
  Swiss Bank
    5.50%, dated 05/30/97, matures 06/02/97, repurchase
    price $4,678,206 (collateralized by U.S. Treasury
    Bond, par value $4,565,000, 7.250%, 08/15/22; U.S.
    Treasury Note, par value $25,000, 5.875%, 06/30/00:
    total market value $4,777,310)                          4,676        4,676
  Union Bank of Switzerland
    5.50%, dated 05/30/97, matures 06/02/97, repurchase
    price $1,000,458 (collateralized by U.S. Treasury
    Note, par value 1,030,000, 5.875%, 11/15/99: market
    value $1,021,198)                                       1,000        1,000
                                                                       -------
Total Repurchase Agreements
   (Cost $14,384)                                                       14,384
                                                                       -------
Total Investments (76.0% of Net Assets)
   (Cost $15,384)                                                      $15,384
                                                                       -------
                                                                       -------

STRIPS -- SEPARATELY TRADED REGISTERED INTEREST
         AND PRINCIPAL SECURITY

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD ENDED MAY 31, 1997

                                                                        CLASSIC INSTITUTIONAL
                                                                            U.S. TREASURY
                                                                             SECURITIES
                                                                            MONEY MARKET
                                                                                FUND
                                                                        ---------------------
Assets:
  Investments at market value (Cost $15,384)..........................         $15,384
  Receivables for investment securities sold..........................           4,951
  Other assets........................................................             120
                                                                               -------
  Total Assets........................................................          20,455
                                                                               -------
Liabilities:
  Accrued expenses....................................................              26
  Distribution payable................................................             101
  Other liabilities...................................................              90
                                                                               -------
  Total Liabilities...................................................             217
                                                                               -------
Net Assets:
  Fund Shares of the Institutional Shares (unlimited authorization --
    no par value)
    based on 20,238,609 outstanding shares of beneficial interest.....          20,239
  Accumulated net realized loss on investments........................              (1)
                                                                               -------

  Total Net Assets....................................................         $20,238
                                                                               -------
                                                                               -------
Net Asset Value, Offering Price and Redemption Price Per Share --
 Institutional Shares.................................................         $  1.00
                                                                               -------
                                                                               -------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD ENDED MAY 31, 1997

                                                                            CLASSIC           CLASSIC
                                                                         INSTITUTIONAL     INSTITUTIONAL
                                                                        CASH MANAGEMENT    U.S. TREASURY
                                                                         MONEY MARKET     SECURITIES MONEY
                                                                             FUND           MARKET FUND
                                                                        ---------------   ----------------
                                                                          12/12/96*-         12/12/96*-
                                                                           05/31/97           05/31/97
                                                                        ---------------   ----------------
Income:
  Interest Income.....................................................      $2,784              $491
Expenses:
  Investment Advisory Fees............................................         100                18
  Investment Advisory Fees Waived.....................................        (100)              (18)
  Contribution from Advisor...........................................        (131)              (20)
  Administrator Fees..................................................          33                 6
  Registration Fees...................................................         108                 3
  Transfer Agent Fees.................................................           8                 8
  Printing Fees.......................................................           3                 3
  Amortization of Deferred Organizational Costs.......................           8                 8
                                                                            ------               ---
    Total Expenses....................................................          29                 8
                                                                            ------               ---
Net Investment Income.................................................       2,755               483
                                                                            ------               ---
Net Realized Loss on Securities Sold..................................          --                (1)
                                                                            ------               ---
Increase in Net Assets Resulting from Operations......................      $2,755              $482
                                                                            ------               ---
                                                                            ------               ---

*  Commencement of Operations

Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD ENDED MAY 31, 1997

                                                                            CLASSIC           CLASSIC
                                                                         INSTITUTIONAL     INSTITUTIONAL
                                                                        CASH MANAGEMENT    U.S. TREASURY
                                                                         MONEY MARKET     SECURITIES MONEY
                                                                             FUND           MARKET FUND
                                                                        ---------------   ----------------
                                                                          12/12/96*-         12/12/96*-
                                                                           05/31/97           05/31/97
                                                                        ---------------   ----------------
Operations:
  Net Investment Income...............................................     $   2,755         $     483
  Net Realized Loss on Securities Sold................................            --                (1)
                                                                        ---------------   ----------------
    Increase in Net Assets Resulting from Operations..................         2,755               482
                                                                        ---------------   ----------------
Distributions to Shareholders:
  Net Investment Income...............................................        (2,755)             (483)
  Capital Gains.......................................................            --                --
                                                                        ---------------   ----------------
  Total Distributions.................................................        (2,755)             (483)
                                                                        ---------------   ----------------
Capital Share Transactions (1):
  Proceeds from Shares Issued.........................................       578,520           143,133
  Reinvestments of Cash Distributions.................................            --                --
  Cost of Shares Redeemed.............................................      (182,847)         (122,894)
                                                                        ---------------   ----------------
    Increase in Net Assets from Share Transactions....................       395,673            20,239
                                                                        ---------------   ----------------
      Total Increase in Net Assets....................................       395,673            20,238
                                                                        ---------------   ----------------
Net Assets:
  Beginning of Period.................................................            --                --
                                                                        ---------------   ----------------
  End of Period.......................................................     $ 395,673         $  20,238
                                                                        ---------------   ----------------
                                                                        ---------------   ----------------
(1) Shares Issued and Redeemed:
    Shares Issued.....................................................       578,520           143,133
    Shares Issued in Lieu of Cash Distributions.......................            --                --
    Shares Redeemed...................................................      (182,847)         (122,894)
                                                                        ---------------   ----------------
      Net Share Transactions..........................................       395,673            20,239
                                                                        ---------------   ----------------
                                                                        ---------------   ----------------

*  Commencement of Operations.

Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                                                             155

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH MAY 31, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                    NET REALIZED AND
                                                          NET       UNREALIZED GAINS
                                  NET ASSET VALUE     INVESTMENT       OR (LOSSES)      DISTRIBUTIONS FROM
                                BEGINNING OF PERIOD     INCOME       ON INVESTMENTS    NET INVESTMENT INCOME
                                -------------------  -------------  -----------------  ---------------------

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
Institutional
Shares
                          1997*      $    1.00         $    0.02        $      --            $   (0.02)

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional
Shares
                          1997*      $    1.00         $    0.02        $      --            $   (0.02)


                       DISTRIBUTIONS FROM
                     REALIZED CAPITAL GAINS
                     -----------------------
CLASSIC INSTITUTION
Institutional
Shares
                            $      --
CLASSIC INSTITUTION
Institutional
Shares
                            $      --

  * Commenced operations on December 12, 1996. Total return is for the period indicated and has not been annualized. All ratios for the period have been annualized.

--------------------------------------------------------------------------------

                                                                                                              RATIO OF
                                                                                       RATIO OF            NET INVESTMENT
                          NET ASSETS                             RATIO OF             EXPENSES TO             INCOME TO
 NET ASSET                  END OF          RATIO OF          NET INVESTMENT      AVERAGE NET ASSETS     AVERAGE NET ASSETS
 VALUE END      TOTAL       PERIOD         EXPENSES TO           INCOME TO        (EXCLUDING WAIVERS     (EXCLUDING WAIVERS
 OF PERIOD     RETURN        (000)     AVERAGE NET ASSETS   AVERAGE NET ASSETS    AND REIMBURSEMENTS)    AND REIMBURSEMENTS)
-----------  -----------  -----------  -------------------  -------------------  ---------------------  ---------------------

 $    1.00         2.51%   $ 395,673             0.06%                5.49%                 0.52%                  5.03%

 $    1.00         2.46%   $  20,238             0.09%                5.27%                 0.51%                  4.85%

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1996

1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-three portfolios: the Value Income Stock Fund, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Capital Growth Fund, the Balanced Fund, the Emerging Markets Equity Fund, the International Equity Index Fund, the International Equity Fund the Sunbelt Equity Fund, the Investment Grade Tax-Exempt Bond Fund, the Florida Tax-Exempt Bond Fund, the Tennessee Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Investment Grade Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Limited-Term Federal Mortgage Securities Fund, and the U.S. Government Securities Fund, (collectively the "Non-Dollar Funds"), the Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund, the Tax-Exempt Money Market Fund, the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Money Market Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The footnotes herein pertain only to the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Fund (collectively the "Funds").

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

    SECURITY VALUATION--Investment securities held by the Funds are stated at amortized cost, which approximates market value.

    FEDERAL INCOME TAXES--It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to maturity and are included in interest income.

    REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

    NET ASSET VALUE PER SHARE--The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

    OTHER--Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. Organization Costs and Transactions with Affiliates:

The Trust incurred organization costs of approximately $808,836 including approximately $395,594 relating to state

--------------------------------------------------------------------------------

registration fees. These costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations with the exception of state registration fees, which are being amortized over a period of twelve months. The costs include legal fees of approximately $60,383 for organizational work performed by a law firm of which two officers of the Trust are partners. On March 18, 1992, the Trust sold initial shares of beneficial interest to SEI Fund Resources (the "Administrator"). In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. Administration and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Annuity Trust) of: .10% up to $1 billion, .07% on the next $4 billion, .05% on the next $3 billion, .045% on the next $2 billion and .04% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:

The Trust and STI Capital Management, N.A., ("STI Capital Management, N.A."), Trusco Capital Management ("Trusco"), the SunTrust Bank, Atlanta and SunTrust Bank, Chattanooga have entered into advisory agreements dated May 29, 1992, July 15, 1993, December 20, 1993 and December 20, 1993 respectively.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                               MAXIMUM
                                               ANNUAL    INSTITUTIONAL
                                               ADVISORY  SHARE MAXIMUM
                                                 FEE        EXPENSE
                                               -------   -------------
TRUSCO:
Classic Institutional Cash Management Money
 Market Fund.................................   .20%         .20%
Classic Institutional U.S. Treasury Money
 Market Fund.................................   .20%         .20%

The Investment Advisors and the Administrator have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for the Funds. Fees of the Custodians are paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Concentration of Credit Risk:

The Classic Institutional Cash Management Money Market Fund invests in high quality money market instruments issued by corporations and the U.S. Government and rated by one or more nationally recognized statistical rating organizations, or, if not rated determined by the Advisor to be of comparable quality. The Classic U.S. Treasury Securities Money Market Fund invests in U.S. Treasury Obligations, which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1996

7. Consents of Sole Shareholder:

On November 20, 1996, the sole shareholder of the Classic Institutional Cash Management Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund (the "Funds") approved the following appointments: SEI Financial Service Company to serve as administrator of the Funds, Trusco Capital Management to serve as investment advisor to the assets of the Funds, SEI Investments Distribution Co. to serve as distributor of the shares of the Funds and Arthur Andersen LLP to serve as independent public accountants of the Funds.

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997                                       UNAUDITED

For shareholders that do not have a May 31, 1997 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 1997 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended May 31, 1997, each portfolio is designating the following items with regard to distributions paid during the year:

                                                        (A)*            (B)*
                                                      LONG TERM       ORDINARY           (C)
                                                    CAPITAL GAINS      INCOME           TOTAL           (D)**         (E)***
                                                    DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS    QUALIFYING     TAX-EXEMPT
FUND                                                 (TAX BASIS)     (TAX BASIS)     (TAX BASIS)    DIVIDENDS (1)    INTEREST
--------------------------------------------------  -------------   -------------   -------------   -------------   ----------
Classic Institutional Cash Management Money Market       0%             100%            100%             0%             0%
Classic Institutional U.S. Treasury Securities
 Money Market                                            0%             100%            100%             0%             0%

 (1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
 * Items (A) and (B) are based on a percentage of each fund's total distributions.
 ** Item (D) is based on the net income of the fund.
*** Item (E) is based on the ordinary income distributions of the fund.